Quarterly Report
March 31, 2024
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
March 31, 2024
Table of Contents (Unaudited)

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.1% †
Aerospace & Defense - 0.5%
RTX Corp.	1,230	$119,962
Apparel Retail - 0.4%
Ross Stores, Inc.	603	88,496
Application Software - 3.0%
Adobe, Inc. (a)	562	283,585
Intuit, Inc.	119	77,350
Salesforce, Inc.	1,086	327,082
		688,017
Automobile Manufacturers - 0.7%
General Motors Co.	2,075	94,101
Tesla, Inc. (a)	382	67,152
		161,253
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	112	126,435
Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc. (a)	2,359	206,035
Vertex Pharmaceuticals, Inc. (a)	198	82,766
		288,801
Broadline Retail - 4.4%
Amazon.com, Inc. (a)	5,706	1,029,248
Building Products - 0.6%
Trane Technologies PLC	428	128,486
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	340	208,740
Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	151	110,627
Target Corp.	1,487	263,511
Walmart, Inc.	2,458	147,898
		522,036
Diversified Banks - 3.1%
Bank of America Corp.	10,279	389,779
JPMorgan Chase & Co.	1,639	328,292
		718,071
Diversified Support Services - 0.7%
Cintas Corp. (b)	120	82,443
Copart, Inc. (a)	1,503	87,054
		169,497
Electric Utilities - 0.6%
NextEra Energy, Inc.	2,051	131,079
Electrical Components & Equipment - 0.7%
Eaton Corp. PLC	505	157,903
Electronic Components - 1.1%
Amphenol Corp., Class A	2,194	253,078
Environmental & Facilities Services - 1.1%
Waste Management, Inc.	1,174	250,238
Financial Exchanges & Data - 2.0%
CME Group, Inc.	429	92,359
	Number of Shares	Fair Value
S&P Global, Inc.	848	$360,782
		453,141
Healthcare Equipment - 2.7%
Becton Dickinson & Co.	1,098	271,700
Edwards Lifesciences Corp. (a)	741	70,810
IDEXX Laboratories, Inc. (a)	119	64,252
Penumbra, Inc. (a)	186	41,512
Teleflex, Inc. (b)	278	62,875
Zimmer Biomet Holdings, Inc.	877	115,746
		626,895
Home Improvement Retail - 0.9%
Home Depot, Inc.	528	202,541
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc., Class A	185	46,677
Household Products - 0.9%
Procter & Gamble Co.	1,292	209,627
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	612	125,613
Industrial Gases - 1.3%
Linde PLC	630	292,522
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	555	308,463
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	328	67,561
Integrated Oil & Gas - 0.7%
Chevron Corp.	1,023	161,368
Interactive Media & Services - 7.9%
Alphabet, Inc., Class C (a)	832	126,680
Alphabet, Inc., Class A (a)	6,692	1,010,024
Meta Platforms, Inc., Class A	1,458	707,976
		1,844,680
Investment Banking & Brokerage - 0.5%
Charles Schwab Corp.	1,595	115,382
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	254	88,039
Life Sciences Tools & Services - 2.0%
IQVIA Holdings, Inc. (a)	710	179,552
Thermo Fisher Scientific, Inc.	497	288,861
		468,413
Managed Healthcare - 2.3%
Humana, Inc.	328	113,724
UnitedHealth Group, Inc.	826	408,622
		522,346
Movies & Entertainment - 1.5%
Netflix, Inc. (a)	119	72,272
Walt Disney Co.	2,331	285,221
		357,493
Multi-Line Insurance - 0.3%
American International Group, Inc.	819	64,021

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Multi-Sector Holdings - 1.3%
Berkshire Hathaway, Inc., Class B (a)	731	$307,400
Multi-Utilities - 1.0%
CMS Energy Corp.	1,745	105,293
Sempra	1,659	119,166
		224,459
Oil & Gas Equipment & Services - 1.2%
Schlumberger NV	5,239	287,150
Oil & Gas Exploration & Production - 1.7%
ConocoPhillips	2,134	271,616
Pioneer Natural Resources Co.	458	120,225
		391,841
Other Specialty Retail - 0.5%
Ulta Beauty, Inc. (a)	239	124,968
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	1,398	97,860
Personal Care Products - 0.8%
Kenvue, Inc.	8,826	189,406
Pharmaceuticals - 5.2%
AstraZeneca PLC ADR	4,009	271,610
Elanco Animal Health, Inc. (a)	3,383	55,075
Eli Lilly & Co.	123	95,689
Johnson & Johnson	2,261	357,668
Merck & Co., Inc.	3,323	438,470
		1,218,512
Property & Casualty Insurance - 1.1%
Chubb Ltd.	973	252,134
Rail Transportation - 0.6%
Union Pacific Corp.	549	135,016
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	136	31,964
Restaurants - 0.4%
McDonald's Corp.	357	100,656
Semiconductor Materials & Equipment - 1.5%
Applied Materials, Inc.	1,172	241,702
ASML Holding NV	101	98,017
		339,719
Semiconductors - 9.9%
Advanced Micro Devices, Inc. (a)	1,019	183,919
Broadcom, Inc.	327	433,409
NVIDIA Corp.	1,508	1,362,568
ON Semiconductor Corp. (a)	2,758	202,851
Texas Instruments, Inc.	689	120,031
		2,302,778
Soft Drinks & Non-alcoholic Beverages - 1.1%
Monster Beverage Corp. (a)	1,775	105,222
PepsiCo, Inc.	859	150,334
		255,556
	Number of Shares	Fair Value
Specialty Chemicals - 0.5%
Ecolab, Inc.	230	$53,107
International Flavors & Fragrances, Inc.	283	24,335
PPG Industries, Inc.	226	32,748
		110,190
Systems Software - 8.8%
Microsoft Corp.	4,120	1,733,366
Oracle Corp.	1,139	143,070
ServiceNow, Inc. (a)	209	159,342
		2,035,778
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	6,883	1,180,297
Telecom Tower REITs - 1.2%
American Tower Corp.	1,373	271,291
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	364	262,484
WW Grainger, Inc.	83	84,436
		346,920
Transaction & Payment Processing Services - 3.8%
Fidelity National Information Services, Inc.	474	35,161
Mastercard, Inc., Class A	922	444,008
Visa, Inc., Class A	1,453	405,503
		884,672
Water Utilities - 0.8%
American Water Works Co., Inc.	1,591	194,436
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	309	50,435
Total Common Stock (Cost $12,459,098)		22,329,560
Short-Term Investments - 4.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (b)(c)(d) (Cost $936,327)	936,327	936,327
Total Investments (Cost $13,395,425)		23,265,887
Liabilities in Excess of Other Assets, net - (0.1)%		(21,204)
NET ASSETS - 100.0%		$23,244,683

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2024	2	$523,879	$530,850	$6,971
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$22,329,560	$—	$—	$22,329,560
Short-Term Investments	936,327	—	—	936,327
Total Investments in Securities	$23,265,887	$—	$—	$23,265,887
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	6,971	—	—	6,971
Total Other Financial Instruments	$6,971	$—	$—	$6,971

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	709,663	$709,663	$1,528,227	$1,301,563	$—	$—	936,327	$936,327	$6,621
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.8% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,662	$54,231
Omnicom Group, Inc.	814	78,763
		132,994
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	300	93,864
Boeing Co. (a)	2,518	485,949
General Dynamics Corp.	999	282,208
Howmet Aerospace, Inc.	1,436	98,266
Huntington Ingalls Industries, Inc.	200	58,294
L3Harris Technologies, Inc.	842	179,430
Lockheed Martin Corp.	944	429,397
Northrop Grumman Corp.	647	309,693
RTX Corp.	5,757	561,480
Textron, Inc.	923	88,543
TransDigm Group, Inc.	240	295,584
		2,882,708
Agricultural & Farm Machinery - 0.2%
Deere & Co.	1,171	480,977
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	2,387	149,927
Bunge Global SA	700	71,764
		221,691
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	552	42,029
Expeditors International of Washington, Inc.	713	86,680
FedEx Corp.	1,036	300,171
United Parcel Service, Inc., Class B	3,256	483,939
		912,819
Apparel Retail - 0.4%
Ross Stores, Inc.	1,479	217,058
TJX Cos., Inc.	5,114	518,662
		735,720
Apparel, Accessories & Luxury Goods - 0.2%
Lululemon Athletica, Inc. (a)	500	195,325
Ralph Lauren Corp.	170	31,919
Tapestry, Inc.	1,189	56,454
VF Corp.	1,441	22,105
		305,803
Application Software - 2.5%
Adobe, Inc. (a)	1,985	1,001,631
ANSYS, Inc. (a)	358	124,283
Autodesk, Inc. (a)	963	250,785
Cadence Design Systems, Inc. (a)	1,224	381,007
Fair Isaac Corp. (a)	100	124,961
Intuit, Inc.	1,229	798,850
PTC, Inc. (a)	500	94,470
Roper Technologies, Inc.	486	272,568
Salesforce, Inc.	4,289	1,291,761
Synopsys, Inc. (a)	682	389,763
Tyler Technologies, Inc. (a)	200	85,002
		4,815,081
	Number of Shares	Fair Value
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	475	$208,259
Bank of New York Mellon Corp.	3,217	185,364
BlackRock, Inc.	625	521,062
Blackstone, Inc.	3,100	407,247
Franklin Resources, Inc.	1,491	41,912
Invesco Ltd.	1,674	27,772
Northern Trust Corp.	920	81,806
State Street Corp. (b)	1,468	113,506
T Rowe Price Group, Inc.	928	113,142
		1,700,070
Automobile Manufacturers - 1.3%
Ford Motor Co.	17,533	232,838
General Motors Co.	4,922	223,213
Tesla, Inc. (a)	12,093	2,125,828
		2,581,879
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	1,165	92,792
BorgWarner, Inc.	863	29,981
		122,773
Automotive Retail - 0.3%
AutoZone, Inc. (a)	81	255,284
CarMax, Inc. (a)	678	59,060
O'Reilly Automotive, Inc. (a)	260	293,509
		607,853
Biotechnology - 1.9%
AbbVie, Inc. (c)	7,745	1,410,364
Amgen, Inc. (c)	2,306	655,642
Biogen, Inc. (a)	625	134,769
Gilead Sciences, Inc.	5,394	395,111
Incyte Corp. (a)	768	43,753
Moderna, Inc. (a)	1,415	150,782
Regeneron Pharmaceuticals, Inc. (a)	465	447,558
Vertex Pharmaceuticals, Inc. (a)	1,117	466,917
		3,704,896
Brewers - 0.0% *
Molson Coors Beverage Co., Class B	810	54,473
Broadcasting - 0.0% *
Fox Corp., Class A	1,167	36,492
Fox Corp., Class B	740	21,179
Paramount Global, Class B	2,036	23,964
		81,635
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	40,139	7,240,273
eBay, Inc.	2,497	131,791
Etsy, Inc. (a)	600	41,232
		7,413,296
Building Products - 0.5%
A O Smith Corp.	607	54,302
Allegion PLC	398	53,615
Builders FirstSource, Inc. (a)	500	104,275
Carrier Global Corp.	3,767	218,976
Johnson Controls International PLC	3,122	203,929

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Masco Corp.	1,006	$79,353
Trane Technologies PLC	977	293,295
		1,007,745
Cable & Satellite - 0.4%
Charter Communications, Inc., Class A (a)	454	131,946
Comcast Corp., Class A	17,264	748,394
		880,340
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	354	70,535
Old Dominion Freight Line, Inc.	756	165,798
		236,333
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	1,071	46,845
Las Vegas Sands Corp.	1,425	73,672
MGM Resorts International (a)	1,217	57,455
Wynn Resorts Ltd.	481	49,173
		227,145
Commodity Chemicals - 0.1%
Dow, Inc.	3,126	181,089
LyondellBasell Industries NV, Class A	1,039	106,269
		287,358
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	1,136	329,417
Cisco Systems, Inc.	17,660	881,411
F5, Inc. (a)	311	58,963
Juniper Networks, Inc.	1,508	55,886
Motorola Solutions, Inc.	715	253,811
		1,579,488
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	860	70,546
Construction & Engineering - 0.1%
Quanta Services, Inc.	633	164,453
Construction Machinery & Heavy Transportation Equipment - 0.7%
Caterpillar, Inc.	2,182	799,550
Cummins, Inc.	598	176,201
PACCAR, Inc.	2,317	287,053
Westinghouse Air Brake Technologies Corp.	736	107,221
		1,370,025
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	288	176,815
Vulcan Materials Co.	613	167,300
		344,115
Consumer Electronics - 0.1%
Garmin Ltd.	700	104,209
Consumer Finance - 0.5%
American Express Co.	2,475	563,533
Capital One Financial Corp.	1,670	248,646
Discover Financial Services	1,136	148,918
Synchrony Financial	2,066	89,086
		1,050,183
	Number of Shares	Fair Value
Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	1,948	$1,427,163
Dollar General Corp.	988	154,187
Dollar Tree, Inc. (a)	861	114,642
Target Corp.	2,036	360,800
Walmart, Inc.	18,684	1,124,217
		3,181,009
Copper - 0.2%
Freeport-McMoRan, Inc.	6,329	297,590
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,408	202,808
Equinix, Inc.	429	354,067
		556,875
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	562	115,131
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	38,973
Constellation Brands, Inc., Class A	740	201,103
		240,076
Distributors - 0.1%
Genuine Parts Co.	586	90,789
LKQ Corp.	1,238	66,122
Pool Corp.	151	60,928
		217,839
Diversified Banks - 3.0%
Bank of America Corp. (c)	29,988	1,137,145
Citigroup, Inc.	8,512	538,299
Comerica, Inc.	648	35,633
Fifth Third Bancorp	3,184	118,477
JPMorgan Chase & Co.	12,684	2,540,605
KeyCorp	3,987	63,034
PNC Financial Services Group, Inc.	1,799	290,718
U.S. Bancorp	6,614	295,646
Wells Fargo & Co.	15,660	907,654
		5,927,211
Diversified Support Services - 0.2%
Cintas Corp.	377	259,010
Copart, Inc. (a)	3,776	218,706
		477,716
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	3,007	65,222
Electric Utilities - 1.5%
Alliant Energy Corp.	1,156	58,262
American Electric Power Co., Inc.	2,396	206,296
Constellation Energy Corp.	1,411	260,823
Duke Energy Corp.	3,452	333,843
Edison International	1,623	114,795
Entergy Corp.	900	95,112
Evergy, Inc.	1,088	58,077
Eversource Energy	1,562	93,361
Exelon Corp.	4,580	172,071
FirstEnergy Corp.	2,559	98,828
NextEra Energy, Inc.	8,856	565,987
NRG Energy, Inc.	991	67,081

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
PG&E Corp.	9,600	$160,896
Pinnacle West Capital Corp.	489	36,543
PPL Corp.	3,455	95,116
Southern Co.	4,850	347,939
Xcel Energy, Inc.	2,501	134,429
		2,899,459
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	968	177,047
Eaton Corp. PLC	1,721	538,122
Emerson Electric Co.	2,503	283,890
Generac Holdings, Inc. (a)	324	40,870
Hubbell, Inc.	200	83,010
Rockwell Automation, Inc.	514	149,744
		1,272,683
Electronic Components - 0.2%
Amphenol Corp., Class A	2,665	307,408
Corning, Inc.	3,162	104,219
		411,627
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	798	124,791
Teledyne Technologies, Inc. (a)	194	83,288
Trimble, Inc. (a)	941	60,563
Zebra Technologies Corp., Class A (a)	250	75,360
		344,002
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	600	80,370
TE Connectivity Ltd.	1,336	194,041
		274,411
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	892	170,765
Rollins, Inc.	1,200	55,524
Veralto Corp.	1,020	90,433
Waste Management, Inc.	1,666	355,108
		671,830
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	949	78,966
Corteva, Inc.	3,036	175,086
FMC Corp.	553	35,226
Mosaic Co.	1,427	46,321
		335,599
Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	438	80,474
CME Group, Inc.	1,602	344,895
FactSet Research Systems, Inc.	180	81,790
Intercontinental Exchange, Inc.	2,591	356,081
MarketAxess Holdings, Inc.	180	39,465
Moody's Corp.	674	264,902
MSCI, Inc.	353	197,839
Nasdaq, Inc.	1,512	95,407
S&P Global, Inc.	1,438	611,797
		2,072,650
Food Distributors - 0.1%
Sysco Corp.	2,160	175,349
Food Retail - 0.1%
Kroger Co.	2,948	168,419
	Number of Shares	Fair Value
Footwear - 0.3%
Deckers Outdoor Corp. (a)	100	$94,126
NIKE, Inc., Class B	5,297	497,812
		591,938
Gas Utilities - 0.0% *
Atmos Energy Corp.	560	66,567
Gold - 0.1%
Newmont Corp.	5,199	186,332
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	2,669	50,044
Ventas, Inc.	2,022	88,038
Welltower, Inc.	2,344	219,023
		357,105
Healthcare Distributors - 0.3%
Cardinal Health, Inc.	1,169	130,811
Cencora, Inc.	755	183,457
Henry Schein, Inc. (a)	663	50,070
McKesson Corp.	586	314,594
		678,932
Healthcare Equipment - 2.4%
Abbott Laboratories	7,724	877,910
Baxter International, Inc.	2,181	93,216
Becton Dickinson & Co.	1,252	309,807
Boston Scientific Corp. (a)	6,509	445,801
Dexcom, Inc. (a)	1,654	229,410
Edwards Lifesciences Corp. (a)	2,731	260,974
GE HealthCare Technologies, Inc.	1,621	147,365
Hologic, Inc. (a)	1,062	82,794
IDEXX Laboratories, Inc. (a)	363	195,995
Insulet Corp. (a)	300	51,420
Intuitive Surgical, Inc. (a)	1,537	613,401
Medtronic PLC	5,929	516,712
ResMed, Inc.	617	122,184
STERIS PLC	400	89,928
Stryker Corp.	1,448	518,196
Teleflex, Inc.	222	50,210
Zimmer Biomet Holdings, Inc.	862	113,767
		4,719,090
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	845	281,833
Universal Health Services, Inc., Class B	241	43,973
		325,806
Healthcare Services - 0.5%
Cigna Group	1,289	468,152
CVS Health Corp.	5,453	434,931
DaVita, Inc. (a)	158	21,812
Laboratory Corp. of America Holdings	393	85,855
Quest Diagnostics, Inc.	458	60,964
		1,071,714
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	287	94,113
Cooper Cos., Inc.	940	95,372
Dentsply Sirona, Inc.	977	32,427
		221,912

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Home Building - 0.3%
DR Horton, Inc.	1,311	$215,725
Lennar Corp., Class A	1,136	195,369
NVR, Inc. (a)	12	97,200
PulteGroup, Inc.	907	109,402
		617,696
Home Furnishings - 0.0% *
Mohawk Industries, Inc. (a)	275	35,995
Home Improvement Retail - 1.2%
Home Depot, Inc.	4,350	1,668,660
Lowe's Cos., Inc.	2,551	649,816
		2,318,476
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	2,755	56,973
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc., Class A (a)	1,900	313,424
Booking Holdings, Inc.	156	565,949
Carnival Corp. (a)	4,167	68,089
Expedia Group, Inc. (a)	589	81,135
Hilton Worldwide Holdings, Inc.	1,100	234,641
Marriott International, Inc., Class A	1,097	276,784
Norwegian Cruise Line Holdings Ltd. (a)	2,096	43,869
Royal Caribbean Cruises Ltd. (a)	936	130,114
		1,714,005
Household Products - 1.2%
Church & Dwight Co., Inc.	1,069	111,507
Clorox Co.	513	78,546
Colgate-Palmolive Co.	3,719	334,896
Kimberly-Clark Corp.	1,455	188,204
Procter & Gamble Co.	10,279	1,667,768
		2,380,921
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,797	448,783
Dayforce, Inc. (a)	666	44,096
Paychex, Inc.	1,464	179,779
Paycom Software, Inc.	203	40,399
Robert Half, Inc.	390	30,919
		743,976
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	2,716	48,698
Industrial Conglomerates - 0.9%
3M Co.	2,466	261,569
General Electric Co.	4,712	827,097
Honeywell International, Inc.	2,929	601,177
		1,689,843
Industrial Gases - 0.6%
Air Products & Chemicals, Inc.	963	233,306
Linde PLC	2,139	993,180
		1,226,486
Industrial Machinery & Supplies & Components - 0.9%
Dover Corp.	626	110,921
Fortive Corp.	1,584	136,256
IDEX Corp.	340	82,967
	Number of Shares	Fair Value
Illinois Tool Works, Inc.	1,194	$320,386
Ingersoll Rand, Inc.	1,762	167,302
Nordson Corp.	237	65,066
Otis Worldwide Corp.	1,858	184,444
Parker-Hannifin Corp.	589	327,360
Pentair PLC	696	59,466
Snap-on, Inc.	182	53,912
Stanley Black & Decker, Inc.	649	63,556
Xylem, Inc.	1,057	136,607
		1,708,243
Industrial REITs - 0.3%
Prologis, Inc.	4,141	539,241
Insurance Brokers - 0.6%
Aon PLC, Class A	883	294,675
Arthur J Gallagher & Co.	927	231,787
Brown & Brown, Inc.	1,145	100,233
Marsh & McLennan Cos., Inc.	2,207	454,598
Willis Towers Watson PLC	494	135,850
		1,217,143
Integrated Oil & Gas - 1.7%
Chevron Corp.	7,545	1,190,148
Exxon Mobil Corp.	17,335	2,015,020
Occidental Petroleum Corp.	2,943	191,266
		3,396,434
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	31,883	561,141
Verizon Communications, Inc.	18,320	768,707
		1,329,848
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,150	152,570
Take-Two Interactive Software, Inc. (a)	736	109,289
		261,859
Interactive Media & Services - 6.1%
Alphabet, Inc., Class C (a)	21,713	3,306,021
Alphabet, Inc., Class A (a)	25,934	3,914,219
Match Group, Inc. (a)	1,240	44,987
Meta Platforms, Inc., Class A	9,661	4,691,189
		11,956,416
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	66,778
VeriSign, Inc. (a)	374	70,877
		137,655
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	6,592	476,865
Goldman Sachs Group, Inc.	1,432	598,132
Morgan Stanley	5,580	525,413
Raymond James Financial, Inc.	793	101,837
		1,702,247
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	2,734	947,632
Cognizant Technology Solutions Corp., Class A	2,337	171,279
EPAM Systems, Inc. (a)	273	75,391
Gartner, Inc. (a)	328	156,348

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
International Business Machines Corp.	4,067	$776,634
		2,127,284
Leisure Products - 0.0% *
Hasbro, Inc.	692	39,112
Life & Health Insurance - 0.4%
Aflac, Inc.	2,389	205,119
Globe Life, Inc.	457	53,181
MetLife, Inc.	2,795	207,138
Principal Financial Group, Inc.	1,011	87,259
Prudential Financial, Inc.	1,691	198,523
		751,220
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	1,344	195,565
Bio-Rad Laboratories, Inc., Class A (a)	100	34,587
Bio-Techne Corp.	612	43,079
Charles River Laboratories International, Inc. (a)	226	61,235
Danaher Corp.	2,862	714,699
Illumina, Inc. (a)	664	91,180
IQVIA Holdings, Inc. (a)	844	213,439
Mettler-Toledo International, Inc. (a)	95	126,472
Revvity, Inc.	600	63,000
Thermo Fisher Scientific, Inc.	1,727	1,003,750
Waters Corp. (a)	268	92,254
West Pharmaceutical Services, Inc.	310	122,670
		2,761,930
Managed Healthcare - 1.5%
Centene Corp. (a)	2,324	182,388
Elevance Health, Inc.	1,047	542,911
Humana, Inc.	548	190,003
Molina Healthcare, Inc. (a)	252	103,529
UnitedHealth Group, Inc.	4,062	2,009,471
		3,028,302
Metal, Glass & Plastic Containers - 0.0% *
Ball Corp.	1,464	98,615
Movies & Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	639	67,587
Netflix, Inc. (a)	1,924	1,168,503
Walt Disney Co.	8,110	992,339
Warner Bros Discovery, Inc. (a)	9,394	82,010
		2,310,439
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	620	115,047
Camden Property Trust	500	49,200
Equity Residential	1,384	87,344
Essex Property Trust, Inc.	286	70,016
Mid-America Apartment Communities, Inc.	534	70,264
UDR, Inc.	1,498	56,040
		447,911
Multi-Line Insurance - 0.2%
American International Group, Inc.	3,186	249,050
	Number of Shares	Fair Value
Assurant, Inc.	252	$47,436
		296,486
Multi-Sector Holdings - 1.7%
Berkshire Hathaway, Inc., Class B (a)	7,989	3,359,534
Multi-Utilities - 0.6%
Ameren Corp.	1,067	78,915
CenterPoint Energy, Inc.	2,964	84,444
CMS Energy Corp.	1,149	69,331
Consolidated Edison, Inc.	1,542	140,029
Dominion Energy, Inc.	3,580	176,100
DTE Energy Co.	902	101,150
NiSource, Inc.	2,025	56,012
Public Service Enterprise Group, Inc.	2,307	154,062
Sempra	2,742	196,958
WEC Energy Group, Inc.	1,435	117,842
		1,174,843
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	700	90,237
Boston Properties, Inc.	678	44,280
		134,517
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	4,506	150,951
Halliburton Co.	4,015	158,272
Schlumberger NV	6,504	356,484
		665,707
Oil & Gas Exploration & Production - 1.0%
APA Corp.	1,268	43,594
ConocoPhillips	5,267	670,384
Coterra Energy, Inc.	3,158	88,045
Devon Energy Corp.	2,946	147,830
Diamondback Energy, Inc.	794	157,347
EOG Resources, Inc.	2,634	336,730
EQT Corp.	1,700	63,019
Hess Corp.	1,179	179,963
Marathon Oil Corp.	2,562	72,607
Pioneer Natural Resources Co.	1,004	263,550
		2,023,069
Oil & Gas Refining & Marketing - 0.5%
Marathon Petroleum Corp.	1,657	333,885
Phillips 66 Co.	1,960	320,146
Valero Energy Corp.	1,553	265,082
		919,113
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan, Inc.	8,660	158,825
ONEOK, Inc.	2,665	213,653
Targa Resources Corp.	893	100,007
Williams Cos., Inc.	5,597	218,115
		690,600
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,186	95,129
VICI Properties, Inc.	4,867	144,988
		240,117

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	892	$44,618
Tractor Supply Co.	457	119,606
Ulta Beauty, Inc. (a)	212	110,850
		275,074
Packaged Foods & Meats - 0.7%
Campbell Soup Co.	776	34,493
Conagra Brands, Inc.	1,941	57,531
General Mills, Inc.	2,565	179,473
Hershey Co.	663	128,954
Hormel Foods Corp.	1,297	45,252
J M Smucker Co.	459	57,775
Kellanova	1,186	67,946
Kraft Heinz Co.	3,317	122,397
Lamb Weston Holdings, Inc.	568	60,509
McCormick & Co., Inc.	1,028	78,961
Mondelez International, Inc., Class A	6,011	420,770
Tyson Foods, Inc., Class A	1,173	68,890
		1,322,951
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	6,636	63,108
Avery Dennison Corp.	351	78,361
International Paper Co.	1,599	62,393
Packaging Corp. of America	446	84,642
Westrock Co.	928	45,890
		334,394
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	2,697	41,399
Delta Air Lines, Inc.	2,886	138,153
Southwest Airlines Co.	2,670	77,937
United Airlines Holdings, Inc. (a)	1,288	61,670
		319,159
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	9,000	692,910
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	1,010	155,691
Kenvue, Inc.	7,508	161,122
		316,813
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	9,084	492,625
Catalent, Inc. (a)	721	40,700
Eli Lilly & Co.	3,502	2,724,416
Johnson & Johnson	10,562	1,670,803
Merck & Co., Inc.	11,019	1,453,957
Pfizer, Inc.	24,599	682,622
Viatris, Inc.	4,835	57,730
Zoetis, Inc.	2,055	347,727
		7,470,580
Property & Casualty Insurance - 1.0%
Allstate Corp.	1,181	204,325
Arch Capital Group Ltd. (a)	1,700	157,148
Chubb Ltd.	1,751	453,737
Cincinnati Financial Corp.	723	89,775
Hartford Financial Services Group, Inc.	1,419	146,228
	Number of Shares	Fair Value
Loews Corp.	746	$58,404
Progressive Corp.	2,634	544,764
Travelers Cos., Inc.	1,045	240,496
W R Berkley Corp.	808	71,459
		1,966,336
Publishing - 0.0% *
News Corp., Class A	2,096	54,873
News Corp., Class B	748	20,241
		75,114
Rail Transportation - 0.6%
CSX Corp.	8,778	325,401
Norfolk Southern Corp.	974	248,243
Union Pacific Corp.	2,698	663,519
		1,237,163
Real Estate Services - 0.2%
CBRE Group, Inc., Class A (a)	1,320	128,357
CoStar Group, Inc. (a)	1,800	173,880
		302,237
Regional Banks - 0.3%
Citizens Financial Group, Inc.	2,100	76,209
Huntington Bancshares, Inc.	6,287	87,704
M&T Bank Corp.	705	102,535
Regions Financial Corp.	3,805	80,057
Truist Financial Corp.	5,722	223,044
		569,549
Reinsurance - 0.0% *
Everest Group Ltd. (c)	152	60,420
Research & Consulting Services - 0.2%
Equifax, Inc.	508	135,900
Jacobs Solutions, Inc.	548	84,244
Leidos Holdings, Inc.	645	84,553
Verisk Analytics, Inc.	654	154,168
		458,865
Restaurants - 1.0%
Chipotle Mexican Grill, Inc. (a)	122	354,626
Darden Restaurants, Inc.	493	82,405
Domino's Pizza, Inc.	137	68,073
McDonald's Corp.	3,180	896,601
Starbucks Corp.	5,055	461,976
Yum! Brands, Inc.	1,210	167,766
		2,031,447
Retail REITs - 0.3%
Federal Realty Investment Trust	394	40,235
Kimco Realty Corp.	2,766	54,241
Realty Income Corp.	3,675	198,818
Regency Centers Corp.	620	37,547
Simon Property Group, Inc.	1,397	218,617
		549,458
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	965	141,855
Public Storage	672	194,920
		336,775
Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	3,648	752,327
Enphase Energy, Inc. (a)	600	72,588

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
KLA Corp.	617	$431,018
Lam Research Corp.	590	573,226
Teradyne, Inc.	677	76,386
		1,905,545
Semiconductors - 9.2%
Advanced Micro Devices, Inc. (a)(c)	7,092	1,280,035
Analog Devices, Inc. (c)	2,242	443,445
Broadcom, Inc.	1,932	2,560,692
First Solar, Inc. (a)	400	67,520
Intel Corp.	18,408	813,081
Microchip Technology, Inc.	2,445	219,341
Micron Technology, Inc.	4,849	571,649
Monolithic Power Systems, Inc.	206	139,549
NVIDIA Corp.	10,870	9,821,697
NXP Semiconductors NV	1,156	286,422
ON Semiconductor Corp. (a)	1,939	142,614
Qorvo, Inc. (a)	376	43,176
QUALCOMM, Inc.	4,908	830,924
Skyworks Solutions, Inc.	636	68,892
Texas Instruments, Inc.	4,038	703,460
		17,992,497
Single-Family Residential REITs - 0.0% *
Invitation Homes, Inc.	2,500	89,025
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	16,949	1,036,940
Keurig Dr Pepper, Inc.	4,613	141,480
Monster Beverage Corp. (a)	3,274	194,083
PepsiCo, Inc.	5,992	1,048,660
		2,421,163
Specialty Chemicals - 0.6%
Albemarle Corp.	541	71,271
Celanese Corp.	373	64,104
DuPont de Nemours, Inc.	2,059	157,864
Eastman Chemical Co.	541	54,219
Ecolab, Inc.	1,147	264,842
International Flavors & Fragrances, Inc.	1,159	99,663
PPG Industries, Inc.	988	143,161
Sherwin-Williams Co.	1,010	350,803
		1,205,927
Steel - 0.2%
Nucor Corp.	1,147	226,991
Steel Dynamics, Inc.	700	103,761
		330,752
Systems Software - 8.1%
Fortinet, Inc. (a)	2,835	193,659
Gen Digital, Inc.	2,772	62,093
Microsoft Corp.	32,700	13,757,544
Oracle Corp.	6,958	873,994
Palo Alto Networks, Inc. (a)	1,400	397,782
ServiceNow, Inc. (a)	902	687,685
		15,972,757
Technology Distributors - 0.1%
CDW Corp.	600	153,468
Technology Hardware, Storage & Peripherals - 5.9%
ABIOMED, Inc. (a)	199	203
	Number of Shares	Fair Value
Apple, Inc.	63,880	$10,954,142
Hewlett Packard Enterprise Co.	5,833	103,419
HP, Inc.	3,529	106,646
NetApp, Inc.	938	98,462
Seagate Technology Holdings PLC	715	66,531
Super Micro Computer, Inc. (a)	200	202,006
Western Digital Corp. (a)	1,358	92,670
		11,624,079
Telecom Tower REITs - 0.4%
American Tower Corp.	2,109	416,717
Crown Castle, Inc.	1,958	207,215
SBA Communications Corp.	455	98,599
		722,531
Timber REITs - 0.1%
Weyerhaeuser Co.	3,043	109,274
Tobacco - 0.5%
Altria Group, Inc.	7,896	344,424
Philip Morris International, Inc.	6,915	633,552
		977,976
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,671	206,041
United Rentals, Inc.	312	224,986
WW Grainger, Inc.	207	210,581
		641,608
Transaction & Payment Processing Services - 2.5%
Corpay, Inc. (a)	323	99,658
Fidelity National Information Services, Inc.	2,647	196,355
Fiserv, Inc. (a)	2,633	420,806
Global Payments, Inc.	1,129	150,902
Jack Henry & Associates, Inc.	349	60,632
Mastercard, Inc., Class A	3,623	1,744,728
PayPal Holdings, Inc. (a)	4,794	321,150
Visa, Inc., Class A	6,960	1,942,397
		4,936,628
Water Utilities - 0.0% *
American Water Works Co., Inc.	817	99,846
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	2,283	372,631
Total Common Stock (Cost $52,746,674)		194,026,608
Short-Term Investments - 1.1%
State Street Institutional Liquid Reserves Fund - Premier Class 5.38% (d)(e) (Cost $2,113,757)	2,113,124	2,113,758
Total Investments (Cost $54,860,431)		196,140,366
Other Assets and Liabilities, net - 0.1%		210,590
NET ASSETS - 100.0%		$196,350,956

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2024	9	$2,332,687	$2,388,825	$56,138
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$194,026,405	$203	$—	$194,026,608
Short-Term Investments	2,113,758	—	—	2,113,758
Total Investments in Securities	$196,140,163	$203	$—	$196,140,366
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	56,138	—	—	56,138
Total Other Financial Instruments	$56,138	$—	$—	$56,138

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Corp.	1,468	$113,711	$—	$—	$—	$(205)	1,468	$113,506	$1,013
State Street Institutional Liquid Reserves Fund, Premier Class	2,954,234	2,955,416	3,468,644	4,310,398	262	(166)	2,113,124	2,113,758	26,935
TOTAL		$3,069,127	$3,468,644	$4,310,398	$262	$(371)		$2,227,264	$27,948
See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.4% †
Apparel Retail - 1.4%
Ross Stores, Inc.	3,267	$479,465
Application Software - 4.7%
Adobe, Inc. (a)	1,686	850,756
Salesforce, Inc.	2,584	778,249
		1,629,005
Automobile Manufacturers - 0.5%
Tesla, Inc. (a)	1,000	175,790
Biotechnology - 2.8%
BioMarin Pharmaceutical, Inc. (a)	5,863	512,074
Vertex Pharmaceuticals, Inc. (a)	1,113	465,245
		977,319
Broadline Retail - 7.5%
Amazon.com, Inc. (a)	14,497	2,614,969
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	526	322,932
Electrical Components & Equipment - 1.3%
Eaton Corp. PLC	1,415	442,442
Electronic Components - 1.2%
Amphenol Corp., Class A	3,588	413,876
Financial Exchanges & Data - 1.5%
S&P Global, Inc.	1,186	504,584
Healthcare Equipment - 2.2%
Boston Scientific Corp. (a)	5,205	356,491
IDEXX Laboratories, Inc. (a)	738	398,468
		754,959
Industrial Machinery & Supplies & Components - 1.9%
Parker-Hannifin Corp.	1,165	647,495
Interactive Media & Services - 13.8%
Alphabet, Inc., Class C (a)	9,951	1,515,139
Alphabet, Inc., Class A (a)	8,649	1,305,394
Meta Platforms, Inc., Class A	4,072	1,977,282
		4,797,815
Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	1,207	701,520
Managed Healthcare - 2.6%
UnitedHealth Group, Inc.	1,796	888,481
Other Specialty Retail - 1.4%
Ulta Beauty, Inc. (a)	904	472,683
Pharmaceuticals - 1.8%
AstraZeneca PLC ADR	9,129	618,490
Semiconductor Materials & Equipment - 2.6%
Applied Materials, Inc.	2,597	535,579
ASML Holding NV	375	363,926
		899,505
Semiconductors - 14.7%
Broadcom, Inc.	832	1,102,741
NVIDIA Corp.	3,746	3,384,736
	Number of Shares	Fair Value
ON Semiconductor Corp. (a)	8,165	$600,536
		5,088,013
Soft Drinks & Non-alcoholic Beverages - 1.5%
Monster Beverage Corp. (a)	8,840	524,035
Systems Software - 14.3%
Microsoft Corp.	10,209	4,295,131
ServiceNow, Inc. (a)(b)	896	683,110
		4,978,241
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	16,050	2,752,254
Telecom Tower REITs - 1.7%
American Tower Corp.	3,066	605,811
Trading Companies & Distributors - 1.8%
United Rentals, Inc.	864	623,039
Transaction & Payment Processing Services - 5.4%
Mastercard, Inc., Class A	1,847	889,460
Visa, Inc., Class A	3,510	979,571
		1,869,031
Total Common Stock (Cost $13,099,197)		33,781,754
Short-Term Investments - 2.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (b)(c)(d) (Cost $952,883)	952,883	952,883
Total Investments (Cost $14,052,080)		34,734,637
Liabilities in Excess of Other Assets, net - (0.1)%		(49,448)
NET ASSETS - 100.0%		$34,685,189

See Notes to Schedule of Investments.
12	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2024	3	$785,669	$796,275	$10,606
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$33,781,754	$—	$—	$33,781,754
Short-Term Investments	952,883	—	—	952,883
Total Investments in Securities	$34,734,637	$—	$—	$34,734,637
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	10,606	—	—	10,606
Total Other Financial Instruments	$10,606	$—	$—	$10,606

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	902,796	$902,796	$2,246,080	$2,195,993	$—	$—	952,883	$952,883	$11,088
See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.5% †
Aerospace & Defense - 0.5%
Hexcel Corp.	447	$32,564
Woodward, Inc.	582	89,698
		122,262
Agricultural & Farm Machinery - 1.1%
AGCO Corp. (a)	1,842	226,603
Alamo Group, Inc.	305	69,640
		296,243
Agricultural Products & Services - 1.2%
Darling Ingredients, Inc. (b)	7,137	331,942
Apparel Retail - 1.5%
Boot Barn Holdings, Inc. (b)	2,817	268,038
Buckle, Inc.	2,015	81,144
Revolve Group, Inc. (b)	2,841	60,144
		409,326
Application Software - 6.5%
ACI Worldwide, Inc. (b)	3,771	125,235
Altair Engineering, Inc., Class A (b)	1,188	102,346
Asana, Inc., Class A (b)	4,615	71,486
Blackbaud, Inc. (b)	1,999	148,206
BlackLine, Inc. (b)	930	60,059
Box, Inc., Class A (a)(b)	3,550	100,536
Braze, Inc., Class A (b)	2,400	106,320
CCC Intelligent Solutions Holdings, Inc. (b)	9,780	116,969
Dynatrace, Inc. (b)	441	20,480
Freshworks, Inc., Class A (b)	6,300	114,723
HashiCorp, Inc., Class A (b)	2,085	56,191
Lightspeed Commerce, Inc. (b)	1,449	20,373
MicroStrategy, Inc., Class A (b)	11	18,750
Model N, Inc. (b)	1,096	31,203
Nutanix, Inc., Class A (b)	1,640	101,221
Q2 Holdings, Inc. (b)	1,595	83,833
Samsara, Inc., Class A (b)	1,221	46,142
Smartsheet, Inc., Class A (b)	3,906	150,381
Vertex, Inc., Class A (b)	3,961	125,801
Workiva, Inc. (b)	1,540	130,592
		1,730,847
Automobile Manufacturers - 0.6%
Thor Industries, Inc.	1,294	151,838
Automotive Parts & Equipment - 1.0%
Dana, Inc.	2,768	35,154
Dorman Products, Inc. (b)	2,245	216,395
LCI Industries	68	8,368
Modine Manufacturing Co. (b)	179	17,039
		276,956
Automotive Retail - 1.2%
Group 1 Automotive, Inc.	371	108,417
Monro, Inc.	954	30,089
Murphy USA, Inc.	425	178,160
		316,666
Biotechnology - 2.0%
89bio, Inc. (b)	1,322	15,388
ADMA Biologics, Inc. (b)	1,335	8,811
Alkermes PLC (b)	758	20,519
Ascendis Pharma AS ADR (b)	594	89,795
	Number of Shares	Fair Value
Avid Bioservices, Inc. (b)	8,076	$54,109
Bicycle Therapeutics PLC ADR (b)	613	15,264
Catalyst Pharmaceuticals, Inc. (b)	3,163	50,418
Cytokinetics, Inc. (b)	231	16,195
Emergent BioSolutions, Inc. (b)	1,619	4,096
Halozyme Therapeutics, Inc. (b)	1,016	41,331
Heron Therapeutics, Inc. (b)	13,332	36,930
MoonLake Immunotherapeutics (b)	532	26,722
Rocket Pharmaceuticals, Inc. (b)	1,127	30,361
Vaxcyte, Inc. (b)	547	37,366
Veracyte, Inc. (b)	3,095	68,585
Viking Therapeutics, Inc. (b)	213	17,466
Xenon Pharmaceuticals, Inc. (b)	214	9,213
		542,569
Brewers - 0.9%
Boston Beer Co., Inc., Class A (b)	775	235,925
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (b)	605	48,140
Building Products - 2.6%
Armstrong World Industries, Inc.	1,422	176,641
AZEK Co., Inc. (b)	874	43,892
AZZ, Inc.	706	54,581
Gibraltar Industries, Inc. (b)	2,225	179,179
Hayward Holdings, Inc. (b)	7,185	110,002
Insteel Industries, Inc.	1,198	45,788
Simpson Manufacturing Co., Inc.	226	46,371
UFP Industries, Inc.	223	27,431
		683,885
Cargo Ground Transportation - 0.8%
Saia, Inc. (b)	385	225,225
Casinos & Gaming - 0.1%
Churchill Downs, Inc.	252	31,185
Commodity Chemicals - 0.2%
Hawkins, Inc.	707	54,298
Communications Equipment - 0.2%
Calix, Inc. (b)	344	11,407
Cambium Networks Corp. (b)	3,181	13,710
F5, Inc. (b)	128	24,268
		49,385
Construction & Engineering - 1.9%
Comfort Systems USA, Inc.	193	61,318
Dycom Industries, Inc. (b)	2,432	349,065
IES Holdings, Inc. (b)	413	50,237
Valmont Industries, Inc.	63	14,382
WillScot Mobile Mini Holdings Corp. (b)	674	31,341
		506,343

See Notes to Schedule of Investments.
14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Construction Machinery & Heavy Transportation Equipment - 0.5%
Astec Industries, Inc.	451	$19,713
Miller Industries, Inc.	200	10,020
Oshkosh Corp.	304	37,912
Wabash National Corp.	1,759	52,665
		120,310
Construction Materials - 0.2%
Eagle Materials, Inc.	212	57,611
Consumer Finance - 0.3%
PROG Holdings, Inc.	2,135	73,529
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	1,821	93,854
Verra Mobility Corp. (b)	5,652	141,130
WNS Holdings Ltd. (b)	469	23,699
		258,683
Distillers & Vintners - 1.6%
Duckhorn Portfolio, Inc. (b)	1,737	16,171
MGP Ingredients, Inc.	4,806	413,941
		430,112
Distributors - 0.6%
LKQ Corp.	3,158	168,669
Diversified Metals & Mining - 0.1%
Materion Corp.	197	25,955
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	1,258	19,222
American Assets Trust, Inc.	884	19,369
Essential Properties Realty Trust, Inc.	584	15,569
		54,160
Diversified Support Services - 1.7%
Healthcare Services Group, Inc. (b)	5,011	62,537
Matthews International Corp., Class A	2,256	70,116
RB Global, Inc.	3,556	270,861
Vestis Corp.	2,769	53,359
		456,873
Education Services - 0.8%
Bright Horizons Family Solutions, Inc. (a)(b)	571	64,729
Stride, Inc. (b)	2,245	141,547
		206,276
Electric Utilities - 0.8%
ALLETE, Inc.	409	24,393
IDACORP, Inc.	1,958	181,878
		206,271
Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	105	28,217
Atkore, Inc.	399	75,953
NEXTracker, Inc., Class A (b)	475	26,728
Sensata Technologies Holding PLC	728	26,747
		157,645
	Number of Shares	Fair Value
Electronic Components - 1.6%
Belden, Inc.	2,852	$264,124
Coherent Corp. (b)	668	40,494
Littelfuse, Inc.	551	133,535
		438,153
Electronic Equipment & Instruments - 0.9%
Novanta, Inc. (b)	595	103,988
Vontier Corp.	3,262	147,964
		251,952
Electronic Manufacturing Services - 0.2%
Fabrinet (b)	177	33,457
Plexus Corp. (b)	225	21,334
		54,791
Environmental & Facilities Services - 0.7%
Aris Water Solutions, Inc., Class A	3,231	45,719
BrightView Holdings, Inc. (b)	2,090	24,871
Casella Waste Systems, Inc., Class A (b)	500	49,435
Montrose Environmental Group, Inc. (b)	1,555	60,909
		180,934
Food Distributors - 0.6%
Performance Food Group Co. (b)	2,055	153,385
Footwear - 0.1%
Steven Madden Ltd.	697	29,469
Forest Products - 0.9%
Louisiana-Pacific Corp.	2,889	242,416
Gas Utilities - 0.1%
UGI Corp.	581	14,258
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	2,770	73,543
Healthcare Distributors - 0.5%
AdaptHealth Corp. (b)	7,606	87,545
Owens & Minor, Inc. (b)	1,682	46,608
		134,153
Healthcare Equipment - 4.8%
AtriCure, Inc. (b)	3,070	93,389
Axonics, Inc. (b)	1,030	71,039
CONMED Corp.	1,490	119,319
Envista Holdings Corp. (b)	1,378	29,462
Globus Medical, Inc., Class A (b)	2,870	153,947
Inspire Medical Systems, Inc. (b)	864	185,579
Integra LifeSciences Holdings Corp. (b)	3,075	109,009
iRhythm Technologies, Inc. (b)	957	111,012
LeMaitre Vascular, Inc.	571	37,892
Omnicell, Inc. (b)	2,005	58,606
Penumbra, Inc. (b)	530	118,285
PROCEPT BioRobotics Corp. (b)	1,810	89,450
SI-BONE, Inc. (b)	2,810	46,000

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Tandem Diabetes Care, Inc. (b)	1,755	$62,144
		1,285,133
Healthcare Facilities - 1.7%
Acadia Healthcare Co., Inc. (b)	2,191	173,571
U.S. Physical Therapy, Inc.	2,469	278,676
		452,247
Healthcare Services - 0.4%
Addus HomeCare Corp. (b)	257	26,559
Castle Biosciences, Inc. (b)	1,935	42,860
Option Care Health, Inc. (b)	1,508	50,578
		119,997
Healthcare Supplies - 0.6%
Haemonetics Corp. (b)	413	35,250
Lantheus Holdings, Inc. (b)	526	32,738
Neogen Corp. (b)	6,460	101,939
		169,927
Healthcare Technology - 0.4%
Definitive Healthcare Corp. (b)	4,813	38,841
Phreesia, Inc. (b)	1,430	34,220
Simulations Plus, Inc.	840	34,566
		107,627
Home Building - 1.1%
Cavco Industries, Inc. (b)	77	30,728
Green Brick Partners, Inc. (b)	474	28,549
Installed Building Products, Inc.	182	47,089
M/I Homes, Inc. (b)	316	43,068
Meritage Homes Corp.	290	50,883
Taylor Morrison Home Corp. (b)	1,708	106,186
		306,503
Home Furnishing Retail - 0.1%
Aaron's Co., Inc.	4,965	37,238
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	9,083	107,361
Xenia Hotels & Resorts, Inc.	2,427	36,429
		143,790
Household Products - 0.4%
Central Garden & Pet Co., Class A (b)	2,687	99,204
Human Resource & Employment Services - 0.2%
First Advantage Corp.	2,811	45,594
Industrial Machinery & Supplies & Components - 7.6%
Albany International Corp., Class A	1,165	108,939
Barnes Group, Inc.	4,416	164,054
Chart Industries, Inc. (b)	235	38,709
Enerpac Tool Group Corp.	12,606	449,530
Enpro, Inc.	187	31,560
Esab Corp.	340	37,594
ESCO Technologies, Inc.	1,400	149,870
Gates Industrial Corp. PLC (b)	993	17,586
Helios Technologies, Inc.	391	17,474
Hillenbrand, Inc.	1,262	63,466
ITT, Inc.	426	57,949
John Bean Technologies Corp.	1,770	185,655
	Number of Shares	Fair Value
Lincoln Electric Holdings, Inc.	152	$38,827
Mueller Industries, Inc.	3,533	190,535
RBC Bearings, Inc. (b)	415	112,195
Standex International Corp.	745	135,754
Timken Co.	2,587	226,182
		2,025,879
Industrial REITs - 0.8%
EastGroup Properties, Inc.	956	171,860
Rexford Industrial Realty, Inc.	434	21,830
STAG Industrial, Inc.	536	20,604
		214,294
Insurance Brokers - 0.5%
BRP Group, Inc., Class A (b)	4,605	133,269
Investment Banking & Brokerage - 1.3%
Houlihan Lokey, Inc.	78	9,999
Piper Sandler Cos.	146	28,980
PJT Partners, Inc., Class A	520	49,015
Raymond James Financial, Inc.	1,472	189,034
Stifel Financial Corp.	807	63,083
		340,111
IT Consulting & Other Services - 0.1%
Unisys Corp. (b)	5,927	29,102
Leisure Facilities - 0.5%
Bowlero Corp., Class A	3,215	44,045
Planet Fitness, Inc., Class A (b)	1,365	85,490
		129,535
Leisure Products - 1.2%
Johnson Outdoors, Inc., Class A	397	18,306
Malibu Boats, Inc., Class A (b)	3,121	135,077
Polaris, Inc.	1,597	159,891
		313,274
Life & Health Insurance - 0.1%
Primerica, Inc.	108	27,320
Life Sciences Tools & Services - 2.6%
Azenta, Inc. (b)	2,116	127,552
BioLife Solutions, Inc. (b)	4,207	78,040
Bio-Rad Laboratories, Inc., Class A (b)	58	20,060
Bruker Corp.	1,990	186,941
ICON PLC (b)	335	112,543
Mesa Laboratories, Inc.	325	35,662
Repligen Corp. (b)	719	132,239
		693,037
Metal, Glass & Plastic Containers - 0.2%
TriMas Corp.	2,230	59,608
Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	1,860	68,801
Multi-Utilities - 0.1%
Avista Corp.	807	28,261
Office REITs - 0.7%
COPT Defense Properties	761	18,393
Cousins Properties, Inc.	3,831	92,097

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Easterly Government Properties, Inc.	5,210	$59,967
Hudson Pacific Properties, Inc.	1,819	11,733
		182,190
Office Services & Supplies - 0.8%
MSA Safety, Inc.	1,147	222,048
Oil & Gas Drilling - 0.2%
Helmerich & Payne, Inc.	411	17,286
Patterson-UTI Energy, Inc.	2,303	27,498
		44,784
Oil & Gas Equipment & Services - 0.7%
ChampionX Corp.	1,516	54,409
Oil States International, Inc. (b)	15,416	94,963
ProPetro Holding Corp. (b)	3,372	27,246
		176,618
Oil & Gas Exploration & Production - 2.2%
Civitas Resources, Inc.	562	42,662
Northern Oil & Gas, Inc.	6,124	243,000
SM Energy Co.	5,972	297,704
		583,366
Other Specialty Retail - 0.3%
Leslie's, Inc. (b)	5,195	33,768
Sally Beauty Holdings, Inc. (b)	4,475	55,579
		89,347
Packaged Foods & Meats - 2.5%
Calavo Growers, Inc.	957	26,614
Freshpet, Inc. (b)	1,390	161,045
J & J Snack Foods Corp.	420	60,715
Lancaster Colony Corp.	705	146,379
Simply Good Foods Co. (b)	4,550	154,837
Utz Brands, Inc.	5,995	110,548
		660,138
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (b)	5,067	39,877
Personal Care Products - 0.1%
BellRing Brands, Inc. (b)	664	39,196
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (b)	534	36,916
Innoviva, Inc. (b)	1,243	18,943
		55,859
Property & Casualty Insurance - 2.3%
AMERISAFE, Inc.	2,001	100,390
Kinsale Capital Group, Inc.	63	33,059
Palomar Holdings, Inc. (b)	1,796	150,559
RLI Corp.	756	112,243
Selective Insurance Group, Inc.	1,289	140,720
Skyward Specialty Insurance Group, Inc. (b)	1,680	62,849
Trupanion, Inc. (b)	613	16,925
		616,745
Publishing - 0.5%
John Wiley & Sons, Inc., Class A	3,343	127,469
	Number of Shares	Fair Value
Regional Banks - 8.5%
1st Source Corp.	878	$46,025
Banc of California, Inc.	2,527	38,436
BancFirst Corp.	645	56,779
Bank OZK	1,153	52,415
BankUnited, Inc.	744	20,832
Cadence Bank	503	14,587
Columbia Banking System, Inc.	762	14,745
Cullen/Frost Bankers, Inc.	2,335	262,851
Enterprise Financial Services Corp.	632	25,634
First Financial Bankshares, Inc.	3,825	125,498
First Foundation, Inc.	1,241	9,369
Five Star Bancorp	814	18,315
Fulton Financial Corp.	4,920	78,179
German American Bancorp, Inc.	1,615	55,943
Heritage Commerce Corp.	3,984	34,183
Home BancShares, Inc.	2,142	52,629
Independent Bank Corp.	1,483	77,146
Lakeland Financial Corp.	471	31,237
Live Oak Bancshares, Inc.	5,341	221,705
National Bank Holdings Corp., Class A	1,472	53,095
Origin Bancorp, Inc.	883	27,585
Peapack-Gladstone Financial Corp.	1,420	34,549
Pinnacle Financial Partners, Inc.	535	45,946
Preferred Bank	230	17,657
Prosperity Bancshares, Inc.	1,983	130,442
Renasant Corp.	3,435	107,584
ServisFirst Bancshares, Inc.	1,655	109,826
SouthState Corp.	294	24,999
Stock Yards Bancorp, Inc.	1,340	65,539
Texas Capital Bancshares, Inc. (b)	703	43,270
WaFd, Inc.	1,130	32,804
Westamerica BanCorp	1,492	72,929
Wintrust Financial Corp.	860	89,775
WSFS Financial Corp.	4,138	186,789
		2,279,297
Research & Consulting Services - 0.3%
Huron Consulting Group, Inc. (b)	177	17,102
Resources Connection, Inc.	4,051	53,311
		70,413
Restaurants - 1.6%
Bloomin' Brands, Inc.	954	27,361
Brinker International, Inc. (b)	630	31,298
Cheesecake Factory, Inc.	1,662	60,081
Shake Shack, Inc., Class A (b)	825	85,825
Texas Roadhouse, Inc.	1,100	169,917
Wingstop, Inc.	122	44,701
		419,183
Retail REITs - 0.2%
Kite Realty Group Trust	1,816	39,371
Macerich Co.	1,598	27,533
		66,904
Security & Alarm Services - 0.9%
Brink's Co.	2,615	241,574

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Self Storage REITs - 0.1%
National Storage Affiliates Trust	591	$23,144
Semiconductor Materials & Equipment - 1.0%
Axcelis Technologies, Inc. (b)	198	22,081
Camtek Ltd. (b)	122	10,220
Ichor Holdings Ltd. (b)	1,296	50,052
Nova Ltd. (b)	129	22,882
Onto Innovation, Inc. (b)	880	159,350
		264,585
Semiconductors - 0.6%
Credo Technology Group Holding Ltd. (b)	494	10,468
Diodes, Inc. (b)	324	22,842
Impinj, Inc. (b)	221	28,379
MaxLinear, Inc. (b)	700	13,069
Rambus, Inc. (b)	195	12,053
Semtech Corp. (b)	2,626	72,189
Universal Display Corp.	70	11,791
		170,791
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	1,081	17,555
Soft Drinks & Non-alcoholic Beverages - 0.6%
Primo Water Corp.	7,668	139,634
Vita Coco Co., Inc. (b)	850	20,766
		160,400
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (b)	4,285	55,619
OneSpaWorld Holdings Ltd. (b)	5,930	78,454
		134,073
Specialty Chemicals - 3.9%
Avient Corp.	4,696	203,806
Axalta Coating Systems Ltd. (b)	1,066	36,660
HB Fuller Co.	410	32,693
Ingevity Corp. (b)	5,691	271,461
Innospec, Inc.	565	72,851
Quaker Chemical Corp.	730	149,833
Sensient Technologies Corp.	1,530	105,861
Stepan Co.	1,728	155,589
		1,028,754
Steel - 0.5%
Carpenter Technology Corp.	529	37,781
Commercial Metals Co.	1,686	99,086
		136,867
Systems Software - 1.0%
CommVault Systems, Inc. (b)	940	95,344
Gitlab, Inc., Class A (b)	496	28,927
Progress Software Corp.	345	18,392
Tenable Holdings, Inc. (b)	2,383	117,792
		260,455
Technology Distributors - 0.4%
Insight Enterprises, Inc. (b)	526	97,584
Technology Hardware, Storage & Peripherals - 1.2%
Corsair Gaming, Inc. (b)	4,958	61,182
	Number of Shares	Fair Value
Pure Storage, Inc., Class A (b)	4,735	$246,172
Super Micro Computer, Inc. (b)	22	22,221
		329,575
Timber REITs - 0.1%
PotlatchDeltic Corp.	656	30,845
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc. (a)	1,359	268,471
Transcat, Inc. (b)	410	45,686
WESCO International, Inc.	283	48,472
		362,629
Transaction & Payment Processing Services - 0.6%
Flywire Corp. (b)	1,291	32,030
Marqeta, Inc., Class A (b)	1,924	11,467
Shift4 Payments, Inc., Class A (b)	1,329	87,807
WEX, Inc. (b)	152	36,104
		167,408
Water Utilities - 0.1%
American States Water Co.	259	18,710
Total Common Stock (Cost $18,804,941)		25,750,317
Short-Term Investments - 3.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (c)(d) (Cost $990,342)	990,342	990,342
Total Investments (Cost $19,795,283)		26,740,659
Liabilities in Excess of Other Assets, net - (0.2)%		(60,124)
NET ASSETS - 100.0%		$26,680,535

See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2024	3	$316,695	$321,885	$5,190
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$25,750,317	$—	$—	$25,750,317
Short-Term Investments	990,342	—	—	990,342
Total Investments in Securities	$26,740,659	$—	$—	$26,740,659
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	5,190	—	—	5,190
Total Other Financial Instruments	$5,190	$—	$—	$5,190

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,171,516	$1,171,516	$1,484,897	$1,666,071	$—	$—	990,342	$990,342	$14,788
See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.2% †
U.S. Treasuries - 35.5%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$105,000	$71,859
3.00%, 08/15/48 (a)	286,000	223,214
4.13%, 08/15/53 (a)	75,000	72,141
4.38%, 08/15/43 (a)	138,000	136,448
U.S. Treasury Notes
0.25%, 07/31/25 (a)	50,900	47,880
0.75%, 01/31/28 (a)	283,000	247,625
1.63%, 05/15/31 (a)	85,000	71,652
2.75%, 08/15/32 (a)	633,000	568,019
3.50%, 04/30/28 (a)	113,000	109,636
3.88%, 12/31/27 - 08/15/33 (a)	722,100	705,241
4.25%, 10/15/25 - 12/31/25 (a)	249,000	246,972
4.38%, 08/15/26 (a)	59,000	58,779
4.63%, 10/15/26 - 09/30/30 (a)	837,000	849,115
5.00%, 09/30/25 (a)	61,000	61,150
		3,469,731
Agency Mortgage Backed - 28.4%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	283,367	250,284
4.50%, 06/01/33 - 02/01/35	1,042	1,030
5.00%, 07/01/35	12,802	12,832
5.50%, 01/01/38	12,459	12,750
6.00%, 04/01/29 - 11/01/37	39,757	41,220
6.50%, 02/01/29	13	13
6.93%, 06/01/26 (a)(b)	60,000	62,489
7.00%, 12/01/29 - 08/01/36	9,545	10,166
7.50%, 01/01/30 - 09/01/33	1,281	1,321
8.00%, 11/01/30	2,045	2,136
8.50%, 04/01/30	1,893	2,058
Federal National Mortgage Association
2.50%, 03/01/51	224,168	185,328
3.00%, 03/01/50	51,060	44,533
3.50%, 08/01/45 - 01/01/48	100,844	92,393
4.00%, 01/01/41 - 01/01/50	146,721	138,658
4.50%, 07/01/33 - 12/01/48	60,071	58,435
5.00%, 03/01/34 - 08/01/35	14,569	14,583
5.50%, 12/01/32 - 01/01/39	53,298	54,378
6.00%, 02/01/33 - 07/01/35	60,650	62,842
6.50%, 01/01/29 - 08/01/34	8,373	8,758
7.00%, 10/01/32 - 02/01/34	3,889	4,112
7.50%, 12/01/26 - 03/01/33	4,025	4,152
8.00%, 08/01/25 - 10/01/31	1,326	1,343
Federal National Mortgage Association 1.60% + 1 yr. USD RFUCCT
4.97%, 04/01/37 (c)	489	489
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	233,806	209,893
3.50%, 08/20/48	41,725	38,360
4.00%, 01/20/41 - 04/20/43	41,076	39,419
4.50%, 08/15/33 - 03/20/41	31,266	30,911
6.00%, 04/15/27 - 04/15/34	36,102	37,294
6.50%, 04/15/28 - 08/15/34	12,284	12,796
7.00%, 01/15/28 - 10/15/36	8,815	8,949
	Principal Amount	Fair Value
Government National Mortgage Association 1.50% + 1 yr. CMT
3.63%, 02/20/26 (c)	$39	$38
3.75%, 12/20/24 (c)	33	32
Government National Mortgage Association, TBA
5.00%, 04/01/54	137,600	135,224
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/54	297,304	235,402
2.50%, 04/01/54	564,513	466,902
3.00%, 04/01/54	192,464	165,670
3.50%, 04/01/54	68,183	61,047
5.00%, 04/01/54	171,898	167,739
5.50%, 04/01/39	103,139	103,897
		2,779,876
Agency Collateralized Mortgage Obligations - 1.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	49,557
4.05%, 09/25/28 (a)(c)	31,000	30,198
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(d)	6,146	845
7.50%, 07/15/27 (a)(d)	348	23
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(e)	51	47
8.00%, 07/01/24 (a)(d)**	6	—
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(c)(d)	234,381	3,311
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (a)(e)	5,495	4,444
4.50%, 08/25/35 - 01/25/36 (a)(d)	5,945	790
5.00%, 03/25/38 - 05/25/38 (a)(d)	3,808	613
5.50%, 12/25/33 (a)(d)	1,756	296
6.00%, 01/25/35 (a)(d)	3,084	536
8.00%, 07/25/24 (a)(d)**	10	—
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (a)(c)(d)	11,358	338
5.00%, 09/25/40 (a)(d)	2,412	238
Federal National Mortgage Association REMICS 5.89% + SOFR
0.57%, 07/25/38 (a)(c)(d)	2,273	165
Federal National Mortgage Association REMICS 6.44% + SOFR
1.12%, 11/25/41 (a)(c)(d)	105,647	11,241
		102,642
Corporate Notes - 26.2%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,383
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	3,000	2,772
Abbott Laboratories
3.75%, 11/30/26 (a)	4,000	3,911
4.90%, 11/30/46 (a)	3,000	2,923

20

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
AbbVie, Inc.
2.60%, 11/21/24 (a)	$5,000	$4,909
2.95%, 11/21/26 (a)	3,000	2,856
3.20%, 05/14/26 - 11/21/29 (a)	5,000	4,695
4.05%, 11/21/39 (a)	3,000	2,671
4.25%, 11/21/49 (a)	2,000	1,731
4.30%, 05/14/36 (a)	3,000	2,816
4.40%, 11/06/42 (a)	2,000	1,814
4.63%, 10/01/42 (a)	2,000	1,863
4.88%, 11/14/48 (a)	3,000	2,870
5.05%, 03/15/34 (a)	5,000	5,062
5.40%, 03/15/54 (a)	4,000	4,117
5.50%, 03/15/64 (a)	3,000	3,084
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,665
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	2,060
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,984
Aetna, Inc.
3.50%, 11/15/24 (a)	2,000	1,973
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,915
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,281
2.95%, 03/15/34 (a)	3,000	2,468
3.55%, 03/15/52 (a)	3,000	2,114
4.70%, 07/01/30 (a)	3,000	2,912
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,660
Allstate Corp. 3.20% + 3 mo. Term SOFR
8.51%, 08/15/53 (a)(c)	7,000	7,007
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,574
Altria Group, Inc.
3.40%, 02/04/41 (a)	4,000	2,937
4.00%, 02/04/61 (a)	2,000	1,465
4.25%, 08/09/42 (a)	2,000	1,640
4.45%, 05/06/50 (a)	3,000	2,389
4.50%, 05/02/43 (a)	3,000	2,524
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,670
2.50%, 06/03/50 (a)	3,000	1,914
2.70%, 06/03/60 (a)	3,000	1,859
2.88%, 05/12/41 (a)	2,000	1,523
3.15%, 08/22/27 (a)	2,000	1,907
3.25%, 05/12/61 (a)	3,000	2,107
4.05%, 08/22/47 (a)	3,000	2,616
Ameren Corp.
3.65%, 02/15/26 (a)	3,000	2,903
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,553
3.25%, 03/01/50 (a)	3,000	2,075
American Honda Finance Corp.
5.85%, 10/04/30 (a)	11,000	11,509
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,745
2.90%, 01/15/30 (a)	2,000	1,761
3.70%, 10/15/49 (a)	3,000	2,231
3.80%, 08/15/29 (a)	2,000	1,866
	Principal Amount	Fair Value
American Water Capital Corp.
2.95%, 09/01/27 (a)	$6,000	$5,613
5.45%, 03/01/54 (a)	10,000	10,092
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,748
3.00%, 01/15/52 (a)	2,000	1,355
3.15%, 02/21/40 (a)	3,000	2,312
5.51%, 03/02/26 (a)	3,000	2,999
5.60%, 03/02/43 (a)	3,000	3,049
5.65%, 03/02/53 (a)	3,000	3,057
5.75%, 03/02/63 (a)	3,000	3,060
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	10,000	9,706
4.90%, 02/01/46 (a)	8,000	7,606
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	4,000	3,724
4.35%, 06/01/40 (a)	4,000	3,628
4.38%, 04/15/38 (a)	8,000	7,440
4.75%, 04/15/58 (a)	6,000	5,539
5.55%, 01/23/49 (a)	2,000	2,086
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,279
Aon North America, Inc.
5.45%, 03/01/34 (a)	17,000	17,186
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(f)	5,000	5,052
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	2,000	1,710
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT therafter)
4.95%, 01/14/50 (a)(c)(f)	5,000	4,716
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,667
2.65%, 02/08/51 (a)	4,000	2,634
2.80%, 02/08/61 (a)	2,000	1,277
2.95%, 09/11/49 (a)	3,000	2,125
3.45%, 02/09/45 (a)	2,000	1,612
3.95%, 08/08/52 (a)	3,000	2,526
4.85%, 05/10/53 (a)	4,000	3,977
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,801
Aptiv PLC
4.40%, 10/01/46 (a)	3,000	2,374
ArcelorMittal SA
4.55%, 03/11/26 (a)	9,000	8,862
6.80%, 11/29/32 (a)	2,000	2,139
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,891
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,675
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,132
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,719
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,662
5.00%, 02/26/34 (a)	5,000	5,020
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	2,107
4.00%, 01/17/29 (a)	3,000	2,908

21

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
4.38%, 08/17/48 (a)	$2,000	$1,789
AT&T, Inc.
2.75%, 06/01/31 (a)	8,000	6,889
3.65%, 06/01/51 (a)	7,000	5,131
3.85%, 06/01/60 (a)	5,000	3,618
4.35%, 03/01/29 (a)	2,000	1,949
4.50%, 05/15/35 (a)	3,000	2,798
4.55%, 03/09/49 (a)	2,000	1,715
4.75%, 05/15/46 (a)	2,000	1,791
5.40%, 02/15/34 (a)	2,000	2,026
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,927
6.15%, 04/03/30 (a)	3,000	3,121
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,383
Avangrid, Inc.
3.15%, 12/01/24 (a)	4,000	3,933
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	4,000	3,755
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,844
4.18%, 11/25/27 (a)	2,000	1,940
4.25%, 10/22/26 (a)	2,000	1,957
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR therafter)
2.09%, 06/14/29 (a)(c)	3,000	2,651
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR therafter)
2.97%, 07/21/52 (a)(c)	2,000	1,348
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR therafter)
3.37%, 01/23/26 (a)(c)	2,000	1,963
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR therafter)
3.71%, 04/24/28 (a)(c)	2,000	1,913
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT therafter)
3.85%, 03/08/37 (a)(c)	2,000	1,769
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR therafter)
3.95%, 01/23/49 (a)(c)	2,000	1,640
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR therafter)
4.30%, 04/20/54 (a)(c)	5,000	4,876
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR therafter)
5.29%, 04/25/34 (a)(c)	5,000	4,986
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR therafter)
5.47%, 01/23/35 (a)(c)	2,000	2,015
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR therafter)
5.87%, 09/15/34 (a)(c)	6,000	6,227
	Principal Amount	Fair Value
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR therafter)
4.63%, 04/20/54 (a)(c)	$4,000	$3,793
Bank of Nova Scotia 2.91% + 3 mo. Term SOFR
8.24%, 12/01/30 (a)(c)	6,000	5,740
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,079
BAT Capital Corp.
2.73%, 03/25/31 (a)	2,000	1,683
3.73%, 09/25/40 (a)	2,000	1,486
4.39%, 08/15/37 (a)	3,000	2,521
4.54%, 08/15/47 (a)	2,000	1,541
4.91%, 04/02/30 (a)	2,000	1,957
5.83%, 02/20/31 (a)	5,000	5,065
6.00%, 02/20/34 (a)	5,000	5,061
6.42%, 08/02/33 (a)	3,000	3,137
7.08%, 08/02/53 (a)	3,000	3,239
Baxter International, Inc.
1.92%, 02/01/27 (a)	6,000	5,478
2.27%, 12/01/28 (a)	3,000	2,646
3.13%, 12/01/51 (a)	3,000	1,963
3.95%, 04/01/30 (a)	3,000	2,812
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	5,000	4,804
4.67%, 06/06/47 (a)	3,000	2,688
4.69%, 12/15/44 (a)	2,000	1,807
5.11%, 02/08/34 (a)	6,000	5,959
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,887
3.70%, 07/15/30 (a)	3,000	2,811
3.80%, 07/15/48 (a)	3,000	2,299
4.25%, 10/15/50 (a)	2,000	1,624
6.13%, 04/01/36 (a)	3,000	3,191
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	4,000	2,706
4.25%, 01/15/49 (a)	2,000	1,788
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	4,000	3,924
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	3,000	2,972
Biogen, Inc.
2.25%, 05/01/30 (a)	3,000	2,536
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	5,000	5,022
5.25%, 03/14/54 (a)	5,000	5,024
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,665
3.88%, 08/15/30 (a)	3,000	2,726
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	1,971
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,842
2.95%, 02/01/30 (a)	2,000	1,727
3.25%, 03/01/28 (a)	3,000	2,750
3.75%, 02/01/50 (a)	2,000	1,391
5.04%, 05/01/27 (a)	3,000	2,943
5.15%, 05/01/30 (a)	3,000	2,903
5.81%, 05/01/50 (a)	3,000	2,837
Boston Properties LP
3.40%, 06/21/29 (a)	4,000	3,589

22

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	$3,000	$2,046
3.38%, 02/08/61 (a)	4,000	2,767
4.81%, 02/13/33 (a)	4,000	3,947
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT therafter)
4.88%, 04/20/54 (a)(c)	5,000	4,777
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,625
2.35%, 11/13/40 (a)	2,000	1,363
3.20%, 06/15/26 (a)	2,000	1,929
3.40%, 07/26/29 (a)	2,000	1,879
4.13%, 06/15/39 (a)	3,000	2,659
4.25%, 10/26/49 (a)	3,000	2,563
4.55%, 02/20/48 (a)	2,000	1,790
5.20%, 02/22/34 (a)	5,000	5,078
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	4,000	3,554
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	3,000	2,425
3.42%, 04/15/33 (a)(f)	5,000	4,329
3.47%, 04/15/34 (a)(f)	2,000	1,715
4.15%, 11/15/30 (a)	2,000	1,892
4.30%, 11/15/32 (a)	2,000	1,880
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,776
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,880
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,693
4.55%, 09/01/44 (a)	3,000	2,723
Campbell Soup Co.
5.40%, 03/21/34 (a)	5,000	5,036
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,892
4.95%, 06/01/47 (a)	2,000	1,805
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,756
3.50%, 05/01/50 (a)	3,000	2,249
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(f)	3,000	2,996
Capital One Financial Corp.
3.75%, 07/28/26 (a)	3,000	2,891
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	2,000	1,988
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,409
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,653
3.58%, 04/05/50 (a)	2,000	1,492
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	3,000	2,491
3.75%, 02/15/52 (a)	3,000	2,200
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,572
4.25%, 12/15/27 (a)	13,000	12,397
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	3,000	2,541
Charles Schwab Corp.
2.45%, 03/03/27 (a)	22,000	20,498
	Principal Amount	Fair Value
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT therafter)
4.00%, 07/12/24 (a)(c)	$6,000	$5,066
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR therafter)
5.64%, 05/19/29 (a)(c)	7,000	7,104
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR therafter)
6.14%, 08/24/34 (a)(c)	3,000	3,135
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,346
3.70%, 04/01/51 (a)	9,000	5,568
4.80%, 03/01/50 (a)	3,000	2,220
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	3,000	3,002
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	4,000	3,808
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(f)	5,000	5,032
Chevron USA, Inc.
3.85%, 01/15/28 (a)	2,000	1,956
3.90%, 11/15/24 (a)	2,000	1,982
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	2,000	1,782
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,493
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,591
3.25%, 04/15/25 (a)	2,000	1,956
3.40%, 03/01/27 (a)	5,000	4,791
4.38%, 10/15/28 (a)	3,000	2,928
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	6,000	6,161
5.35%, 02/26/64 (a)	6,000	6,148
5.90%, 02/15/39 (a)	3,000	3,264
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	2,917
4.65%, 07/23/48 (a)	7,000	6,334
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR therafter)
2.98%, 11/05/30 (a)(c)	4,000	3,552
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR therafter)
3.88%, 01/24/39 (a)(c)	4,000	3,407
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR therafter)
4.70%, 04/20/54 (a)(c)	6,000	5,870
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR therafter)
6.17%, 05/25/34 (a)(c)	4,000	4,064
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	4,000	3,747
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,670
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,942

23

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
CMS Energy Corp.
4.88%, 03/01/44 (a)	$2,000	$1,865
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,960
2.75%, 06/01/60 (a)	3,000	1,953
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	1,918
2.94%, 11/01/56 (a)	3,000	1,889
2.99%, 11/01/63 (a)	3,000	1,844
3.20%, 07/15/36 (a)	3,000	2,463
3.25%, 11/01/39 (a)	3,000	2,353
3.97%, 11/01/47 (a)	3,000	2,411
4.15%, 10/15/28 (a)	3,000	2,928
CommonSpirit Health
4.35%, 11/01/42	16,000	13,842
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,857
5.40%, 11/01/48 (a)	2,000	1,879
ConocoPhillips Co.
4.30%, 11/15/44 (a)	2,000	1,754
5.55%, 03/15/54 (a)	3,000	3,090
5.70%, 09/15/63 (a)	3,000	3,142
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,767
3.88%, 06/15/47 (a)	2,000	1,582
3.95%, 04/01/50 (a)	3,000	2,441
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,824
3.70%, 12/06/26 (a)	2,000	1,929
4.50%, 05/09/47 (a)	2,000	1,713
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,307
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	3,000	2,448
3.80%, 06/01/24 (a)	8,000	7,973
COPT Defense Properties LP
2.00%, 01/15/29 (a)	3,000	2,518
2.25%, 03/15/26 (a)	3,000	2,822
2.75%, 04/15/31 (a)	3,000	2,472
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	9,000	8,099
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,655
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	17,000	17,132
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,808
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	4,000	3,808
5.11%, 04/03/34 (a)(f)(g)	6,000	6,025
5.42%, 04/03/54 (a)(f)(g)	2,000	2,010
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	6,000	5,268
CubeSmart LP
2.50%, 02/15/32 (a)	3,000	2,452
4.38%, 02/15/29 (a)	3,000	2,881
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,907
3.63%, 04/01/27 (a)	3,000	2,886
3.75%, 04/01/30 (a)	3,000	2,795
4.25%, 04/01/50 (a)	3,000	2,430
4.78%, 03/25/38 (a)	3,000	2,772
5.00%, 12/01/24 (a)	4,000	3,977
	Principal Amount	Fair Value
5.13%, 07/20/45 (a)	$2,000	$1,842
5.30%, 06/01/33 - 12/05/43 (a)	5,000	4,902
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	2,000	1,989
6.02%, 06/15/26 (a)	2,000	2,026
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,790
3.25%, 11/15/39 (a)	3,000	2,426
3.40%, 11/15/49 (a)	3,000	2,252
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,773
4.40%, 03/24/51 (a)	3,000	2,486
Digital Realty Trust LP
3.60%, 07/01/29 (a)	4,000	3,686
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,895
4.95%, 05/15/42 (a)	2,000	1,611
5.00%, 09/20/37 (a)	3,000	2,624
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,828
4.13%, 04/03/50 (a)	2,000	1,558
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	3,000	2,950
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(b)	4,000	3,957
3.38%, 04/01/30 (a)	4,000	3,640
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,708
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,533
3.60%, 11/15/50 (a)	3,000	2,186
4.25%, 10/01/34 (a)	3,000	2,765
5.15%, 02/15/34 (a)	6,000	5,982
6.30%, 03/15/33 (a)	3,000	3,231
DTE Energy Co.
2.85%, 10/01/26 (a)	5,000	4,730
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,393
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,000	3,372
3.30%, 06/15/41 (a)	2,000	1,492
3.50%, 06/15/51 (a)	2,000	1,404
3.75%, 09/01/46 (a)	3,000	2,268
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 yr. CMT therafter)
4.88%, 03/22/30 (a)(c)	9,000	8,927
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	7,000	5,808
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	2,000	1,874
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,704
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,896
Edison International
4.95%, 04/15/25 (a)	6,000	5,949
EIDP, Inc.
2.30%, 07/15/30 (a)	2,000	1,722
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,458
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,706

24

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
3.60%, 03/15/51 (a)	$3,000	$2,248
3.70%, 09/15/49 (a)	3,000	2,293
Eli Lilly & Co.
5.00%, 02/09/54 (a)	5,000	4,974
5.10%, 02/09/64 (a)	3,000	2,992
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,450
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,808
2.75%, 10/15/50 (a)	2,000	1,293
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,961
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,749
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT therafter)
5.75%, 07/15/80 (a)(c)	7,000	6,602
Energy Transfer LP
4.50%, 04/15/24 (a)	2,000	1,998
5.30%, 04/01/44 - 04/15/47 (a)	5,000	4,581
5.35%, 05/15/45 (a)	2,000	1,843
5.75%, 02/15/33 (a)	3,000	3,049
6.10%, 12/01/28 (a)	3,000	3,112
6.40%, 12/01/30 (a)	3,000	3,165
6.50%, 02/01/42 (a)	2,000	2,124
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT therafter)
6.75%, 01/28/25 (a)(c)	19,000	18,692
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	5,133
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR therafter)
5.25%, 08/16/77 (a)(c)	3,000	2,851
EOG Resources, Inc.
4.95%, 04/15/50 (a)	3,000	2,851
5.10%, 01/15/36 (a)	2,000	1,957
Equinix, Inc.
1.25%, 07/15/25 (a)	3,000	2,839
2.15%, 07/15/30 (a)	2,000	1,660
ERP Operating LP
4.50%, 07/01/44 (a)	6,000	5,199
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	3,000	2,637
3.13%, 12/01/49 (a)	2,000	1,380
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,939
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,092
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,833
4.45%, 04/15/46 (a)	3,000	2,568
4.70%, 04/15/50 (a)	2,000	1,758
5.60%, 03/15/53 (a)	5,000	4,994
Extra Space Storage LP
2.20%, 10/15/30 (a)	4,000	3,315
5.90%, 01/15/31 (a)	2,000	2,070
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	2,000	1,774
3.45%, 04/15/51 (a)	2,000	1,515
	Principal Amount	Fair Value
FedEx Corp.
4.10%, 02/01/45 (a)	$4,000	$3,246
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	2,000	1,851
1.65%, 03/01/28 (a)	3,000	2,645
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	2,000	1,691
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,794
4.40%, 07/01/49 (a)	3,000	2,546
Florida Power & Light Co.
2.85%, 04/01/25 (a)	2,000	1,952
4.13%, 02/01/42 (a)	4,000	3,465
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	3,000	2,513
Flowserve Corp.
2.80%, 01/15/32 (a)	3,000	2,489
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,841
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	3,000	2,781
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,619
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,972
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,698
5.40%, 04/01/48 (a)	2,000	1,833
6.13%, 10/01/25 (a)	2,000	2,017
6.80%, 10/01/27 (a)	3,000	3,143
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,862
2.35%, 01/08/31 (a)	2,000	1,653
5.25%, 03/01/26 (a)	6,000	5,985
5.85%, 04/06/30 (a)	9,000	9,168
6.10%, 01/07/34 (a)	7,000	7,190
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,494
George Washington University
4.13%, 09/15/48	8,000	6,927
Georgia Power Co.
5.25%, 03/15/34 (a)	17,000	17,172
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	2,000	1,899
3.60%, 03/01/25 (a)(f)	7,000	6,888
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,414
3.50%, 02/01/25 (a)	2,000	1,969
3.65%, 03/01/26 (a)	2,000	1,948
4.15%, 03/01/47 (a)	3,000	2,522
4.60%, 09/01/35 (a)	3,000	2,875
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,831
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	4,000	3,935
Glencore Funding LLC
3.88%, 04/27/51 (a)(f)	2,000	1,490
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,939
4.25%, 10/21/25 (a)	2,000	1,964
5.15%, 05/22/45 (a)	3,000	2,898

25

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR therafter)
2.38%, 07/21/32 (a)(c)	$4,000	$3,279
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR therafter)
2.91%, 07/21/42 (a)(c)	4,000	2,873
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR therafter)
3.21%, 04/22/42 (a)(c)	4,000	3,002
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR therafter)
3.44%, 02/24/43 (a)(c)	4,000	3,093
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR therafter)
3.81%, 04/23/29 (a)(c)	2,000	1,896
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR therafter)
4.02%, 10/31/38 (a)(c)	2,000	1,718
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR therafter)
4.22%, 05/01/29 (a)(c)	2,000	1,925
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	4,000	3,708
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	4,000	3,814
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,878
Hartford Financial Services Group, Inc. 2.39% + 3 mo. Term SOFR
7.69%, 02/12/67 (a)(c)(f)	2,000	1,752
HCA, Inc.
3.13%, 03/15/27 (a)	5,000	4,728
3.38%, 03/15/29 (a)	3,000	2,752
3.50%, 09/01/30 (a)	3,000	2,712
3.63%, 03/15/32 (a)	3,000	2,656
4.63%, 03/15/52 (a)	2,000	1,672
5.38%, 02/01/25 (a)	21,000	20,943
5.60%, 04/01/34 (a)	5,000	5,035
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	3,000	2,526
3.20%, 06/01/50 (a)(f)	2,000	1,355
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,388
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,520
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,037
5.80%, 04/01/47 (a)	2,000	2,054
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,206
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,809
4.20%, 04/15/29 (a)	2,000	1,823
	Principal Amount	Fair Value
Home Depot, Inc.
2.70%, 04/15/30 (a)	$2,000	$1,782
3.35%, 04/15/50 (a)	3,000	2,195
3.50%, 09/15/56 (a)	3,000	2,232
3.90%, 12/06/28 (a)	2,000	1,943
4.50%, 12/06/48 (a)	2,000	1,779
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,435
2.70%, 08/15/29 (a)	2,000	1,814
5.25%, 03/01/54 (a)	10,000	10,078
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,512
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,547
Hyundai Capital America
1.30%, 01/08/26 (a)(f)	4,000	3,721
5.40%, 01/08/31 (a)(f)	11,000	11,038
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	3,000	2,033
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,078
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,486
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,644
2.45%, 11/15/29 (a)	4,000	3,544
2.80%, 08/12/41 (a)	3,000	2,171
3.10%, 02/15/60 (a)	3,000	1,940
5.63%, 02/10/43 (a)	3,000	3,103
5.70%, 02/10/53 (a)	3,000	3,105
5.90%, 02/10/63 (a)	3,000	3,178
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,565
2.65%, 09/15/40 (a)	2,000	1,443
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	6,000	5,837
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	3,116
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	4,000	3,537
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	6,000	6,583
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	9,000	9,112
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)	6,000	5,909
5.75%, 04/01/33 (a)	3,000	2,956
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	6,000	6,115
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,662
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,587
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR therafter)
2.96%, 05/13/31 (a)(c)	3,000	2,625
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR therafter)
3.16%, 04/22/42 (a)(c)	2,000	1,519

26

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR therafter)
3.88%, 07/24/38 (a)(c)	$2,000	$1,727
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR therafter)
3.90%, 01/23/49 (a)(c)	10,000	8,146
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR therafter)
4.01%, 04/23/29 (a)(c)	2,000	1,916
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR therafter)
4.03%, 07/24/48 (a)(c)	3,000	2,486
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR therafter)
4.49%, 03/24/31 (a)(c)	2,000	1,934
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR therafter)
4.60%, 09/20/26 (a)(c)	6,000	5,913
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR therafter)
5.34%, 01/23/35 (a)(c)	5,000	5,018
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	4,000	2,768
Kenvue, Inc.
4.90%, 03/22/33 (a)	6,000	5,999
5.05%, 03/22/53 (a)	2,000	1,955
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	3,000	2,706
3.80%, 05/01/50 (a)	2,000	1,530
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,707
5.00%, 03/01/43 (a)	2,000	1,773
6.38%, 03/01/41 (a)	3,000	3,111
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	3,000	2,754
5.05%, 02/15/46 (a)	6,000	5,337
5.20%, 06/01/33 (a)	3,000	2,954
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,197
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	2,000	1,895
Kyndryl Holdings, Inc.
6.35%, 02/20/34 (a)	5,000	5,129
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	2,000	1,935
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	32,000	31,634
Lear Corp.
4.25%, 05/15/29 (a)	3,000	2,868
Leidos, Inc.
3.63%, 05/15/25 (a)	3,000	2,933
4.38%, 05/15/30 (a)	3,000	2,840
5.75%, 03/15/33 (a)	3,000	3,081
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	3,000	2,174
	Principal Amount	Fair Value
Lincoln National Corp.
4.35%, 03/01/48 (a)	$4,000	$3,152
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,851
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,617
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,075
3.00%, 10/15/50 (a)	3,000	1,965
4.05%, 05/03/47 (a)	2,000	1,611
5.63%, 04/15/53 (a)	2,000	2,016
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,121
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,888
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,433
3.25%, 11/15/25 (a)	2,000	1,932
McDonald's Corp.
3.60%, 07/01/30 (a)	5,000	4,665
3.63%, 09/01/49 (a)	3,000	2,283
4.88%, 12/09/45 (a)	5,000	4,661
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	12,000	11,643
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,880
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	5,000	4,270
Merck & Co., Inc.
1.90%, 12/10/28 (a)	5,000	4,437
2.45%, 06/24/50 (a)	3,000	1,862
2.75%, 12/10/51 (a)	3,000	1,963
4.00%, 03/07/49 (a)	2,000	1,681
4.50%, 05/17/33 (a)	4,000	3,912
Meritage Homes Corp.
3.88%, 04/15/29 (a)(f)	11,000	10,114
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	4,000	3,752
4.45%, 08/15/52 (a)	2,000	1,777
MetLife, Inc.
4.72%, 12/15/44 (a)	4,000	3,590
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,229
3.48%, 11/01/51 (a)	3,000	2,134
5.30%, 01/15/31 (a)	7,000	7,045
Microsoft Corp.
2.40%, 08/08/26 (a)	2,000	1,898
2.68%, 06/01/60 (a)	3,000	1,932
2.92%, 03/17/52 (a)	3,000	2,121
3.45%, 08/08/36 (a)	3,000	2,687
3.50%, 02/12/35 (a)	3,000	2,762
Mid-America Apartments LP
2.88%, 09/15/51 (a)	3,000	1,928
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	2,000	1,673
Morgan Stanley
3.97%, 07/22/38 (a)(c)	5,000	4,278
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR therafter)
1.51%, 07/20/27 (a)(c)	4,000	3,671

27

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR therafter)
2.48%, 09/16/36 (a)(c)	$8,000	$6,324
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR therafter)
2.80%, 01/25/52 (a)(c)	8,000	5,253
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR therafter)
5.47%, 01/18/35 (a)(c)	3,000	3,027
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,582
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,487
Nevada Power Co.
6.00%, 03/15/54 (a)	3,000	3,167
Newmont Corp.
4.88%, 03/15/42 (a)	3,000	2,791
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR therafter)
5.65%, 05/01/79 (a)(c)	3,000	2,884
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	4,000	3,419
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(f)	5,000	4,966
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,512
NNN REIT, Inc.
4.00%, 11/15/25 (a)	2,000	1,957
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	2,000	1,653
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(f)	6,000	6,099
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,169
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	8,000	5,702
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,759
Novant Health, Inc.
3.32%, 11/01/61 (a)	4,000	2,674
Novartis Capital Corp.
2.20%, 08/14/30 (a)	2,000	1,737
3.00%, 11/20/25 (a)	3,000	2,914
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	7,000	6,794
NVIDIA Corp.
2.85%, 04/01/30 (a)	2,000	1,816
3.50%, 04/01/50 (a)	2,000	1,592
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	6,000	6,213
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,723
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,556
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,000	1,939
5.80%, 11/01/30 (a)	15,000	15,459
6.10%, 11/15/32 (a)	3,000	3,141
6.63%, 09/01/53 (a)	4,000	4,410
	Principal Amount	Fair Value
Oracle Corp.
2.95%, 04/01/30 (a)	$5,000	$4,451
3.60%, 04/01/50 (a)	2,000	1,444
3.65%, 03/25/41 (a)	3,000	2,355
3.80%, 11/15/37 (a)	3,000	2,516
3.95%, 03/25/51 (a)	3,000	2,285
4.00%, 07/15/46 - 11/15/47 (a)	5,000	3,925
4.10%, 03/25/61 (a)	3,000	2,246
5.55%, 02/06/53 (a)	3,000	2,931
6.15%, 11/09/29 (a)	3,000	3,163
6.90%, 11/09/52 (a)	3,000	3,452
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	3,000	2,901
2.57%, 02/15/30 (a)	3,000	2,639
3.36%, 02/15/50 (a)	3,000	2,178
Owens Corning
3.88%, 06/01/30 (a)	5,000	4,668
4.40%, 01/30/48 (a)	3,000	2,491
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,701
2.50%, 02/01/31 (a)	2,000	1,665
3.00%, 06/15/28 (a)	3,000	2,742
3.30%, 08/01/40 (a)	2,000	1,469
3.50%, 08/01/50 (a)	3,000	2,055
4.30%, 03/15/45 (a)	4,000	3,158
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,598
2.90%, 06/15/52 (a)	3,000	1,828
5.80%, 01/15/55 (a)	5,000	4,930
6.25%, 10/15/37 (a)	2,000	2,108
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,832
3.70%, 06/01/28 (a)	2,000	1,799
5.25%, 04/01/44 (a)	3,000	2,234
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,778
4.50%, 09/15/29 (a)	3,000	2,958
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	3,000	3,228
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	2,000	1,889
3.25%, 06/01/50 (a)	2,000	1,415
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,517
2.75%, 10/21/51 (a)	3,000	2,003
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	8,000	7,885
4.75%, 05/19/33 (a)	2,000	1,971
Pfizer, Inc.
2.70%, 05/28/50 (a)	4,000	2,680
3.90%, 03/15/39 (a)	3,000	2,597
4.40%, 05/15/44 (a)	2,000	1,833
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	2,000	1,921
2.10%, 05/01/30 (a)	3,000	2,548
4.13%, 03/04/43 (a)	2,000	1,655
5.13%, 02/15/30 (a)	8,000	8,002
5.25%, 02/13/34 (a)	5,000	4,953
5.63%, 11/17/29 (a)	7,000	7,210
Phillips 66 Co.
2.15%, 12/15/30 (a)	4,000	3,359
3.15%, 12/15/29 (a)	4,000	3,631
3.30%, 03/15/52 (a)	3,000	2,101

28

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
3.75%, 03/01/28 (a)	$3,000	$2,867
4.68%, 02/15/45 (a)	2,000	1,775
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	3,000	3,070
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,380
2.15%, 01/15/31 (a)	4,000	3,369
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,752
Precision Castparts Corp.
4.38%, 06/15/45 (a)	2,000	1,773
Progressive Corp.
3.00%, 03/15/32 (a)	6,000	5,233
Prologis LP
3.05%, 03/01/50 (a)	4,000	2,740
3.25%, 06/30/26 (a)	2,000	1,927
5.00%, 03/15/34 (a)	2,000	1,990
Prospect Capital Corp.
3.36%, 11/15/26 (a)	5,000	4,575
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	4,000	3,163
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR therafter)
5.70%, 09/15/48 (a)(c)	3,000	2,963
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	3,000	2,867
PVH Corp.
4.63%, 07/10/25 (a)	3,000	2,961
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,648
4.50%, 05/20/52 (a)	2,000	1,795
Quanta Services, Inc.
2.35%, 01/15/32 (a)	3,000	2,438
3.05%, 10/01/41 (a)	3,000	2,144
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,000	3,270
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,000	3,022
Republic Services, Inc.
5.00%, 04/01/34 (a)	3,000	2,977
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,723
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,832
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,000	1,802
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	2,960
Royalty Pharma PLC
1.20%, 09/02/25 (a)	3,000	2,824
1.75%, 09/02/27 (a)	3,000	2,679
2.20%, 09/02/30 (a)	3,000	2,494
RPM International, Inc.
3.75%, 03/15/27 (a)	2,000	1,914
RTX Corp.
1.90%, 09/01/31 (a)	3,000	2,418
2.82%, 09/01/51 (a)	5,000	3,179
3.95%, 08/16/25 (a)	2,000	1,967
4.15%, 05/15/45 (a)	3,000	2,489
4.45%, 11/16/38 (a)	2,000	1,802
6.10%, 03/15/34 (a)	5,000	5,347
	Principal Amount	Fair Value
6.40%, 03/15/54 (a)	$5,000	$5,663
Ryder System, Inc.
2.90%, 12/01/26 (a)	3,000	2,832
Salesforce, Inc.
1.95%, 07/15/31 (a)	4,000	3,322
2.70%, 07/15/41 (a)	3,000	2,171
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	2,000	1,928
Schlumberger Investment SA
4.85%, 05/15/33 (a)	5,000	5,008
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	5,000	4,518
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	3,000	2,871
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT therafter)
4.13%, 04/01/52 (a)(c)	2,000	1,845
Shell International Finance BV
2.38%, 11/07/29 (a)	5,000	4,451
3.25%, 04/06/50 (a)	1,000	728
3.75%, 09/12/46 (a)	6,000	4,844
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	3,000	2,868
Simon Property Group LP
3.38%, 06/15/27 (a)	2,000	1,909
Southern California Edison Co.
4.00%, 04/01/47 (a)	7,000	5,545
4.20%, 03/01/29 (a)	6,000	5,786
5.65%, 10/01/28 (a)	19,000	19,555
Southern Co.
3.70%, 04/30/30 (a)	4,000	3,712
Southwest Airlines Co.
2.63%, 02/10/30 (a)	5,000	4,350
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	3,000	2,812
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,915
4.50%, 03/15/45 (a)	3,000	2,540
Starbucks Corp.
4.00%, 11/15/28 (a)	2,000	1,941
Stryker Corp.
1.95%, 06/15/30 (a)	2,000	1,688
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	3,000	3,321
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,327
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,891
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	11,000	10,557
4.00%, 04/14/32 (a)	3,000	2,771
Tampa Electric Co.
2.40%, 03/15/31 (a)	3,000	2,512
3.45%, 03/15/51 (a)	3,000	2,120
4.35%, 05/15/44 (a)	4,000	3,356
Tapestry, Inc.
7.35%, 11/27/28 (a)	11,000	11,593
7.85%, 11/27/33 (a)	2,000	2,171
Targa Resources Corp.
6.50%, 03/30/34 (a)	7,000	7,529

29

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	$3,000	$2,954
Target Corp.
1.95%, 01/15/27 (a)	2,000	1,859
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	2,000	1,790
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	3,000	2,195
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,840
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	17,000	15,358
3.75%, 04/15/27 (a)	2,000	1,926
4.50%, 04/15/50 (a)	3,000	2,598
4.80%, 07/15/28 (a)	13,000	12,892
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	8,000	7,029
4.46%, 06/08/32 (a)	3,000	2,870
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap therafter)
3.63%, 09/15/31 (a)(c)	4,000	3,827
Tractor Supply Co.
5.25%, 05/15/33 (a)	3,000	3,018
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	3,000	2,967
3.80%, 03/21/29 (a)	2,000	1,904
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	5,000	4,847
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR therafter)
5.63%, 05/20/75 (a)(c)	7,000	6,834
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	2,000	1,927
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	4,000	2,533
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 yr. CMT therafter)
4.80%, 01/30/25 (a)(c)	7,000	6,779
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	2,000	1,736
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	3,000	2,840
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	5,000	5,047
5.70%, 03/15/34 (a)	5,000	5,064
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR therafter)
4.97%, 07/22/33 (a)(c)	8,000	7,572
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR therafter)
5.68%, 01/23/35 (a)(c)	3,000	3,031
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,355
3.00%, 08/15/31 (a)	3,000	2,606
Union Pacific Corp.
3.55%, 05/20/61 (a)	3,000	2,152
3.80%, 04/06/71 (a)	4,000	2,970
	Principal Amount	Fair Value
4.10%, 09/15/67 (a)	$4,000	$3,157
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	4,000	3,400
4.20%, 05/15/32 (a)	3,000	2,851
4.45%, 12/15/48 (a)	2,000	1,779
4.75%, 07/15/45 - 05/15/52 (a)	4,000	3,724
5.05%, 04/15/53 (a)	3,000	2,917
5.20%, 04/15/63 (a)	3,000	2,912
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	15,000	14,492
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	5,000	5,047
Ventas Realty LP
3.25%, 10/15/26 (a)	5,000	4,734
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	4,000	3,287
3.00%, 03/22/27 (a)	2,000	1,896
3.40%, 03/22/41 (a)	2,000	1,562
3.55%, 03/22/51 (a)	3,000	2,225
3.70%, 03/22/61 (a)	4,000	2,926
4.40%, 11/01/34 (a)	2,000	1,886
Viatris, Inc.
1.65%, 06/22/25 (a)	26,000	24,729
4.00%, 06/22/50 (a)	4,000	2,752
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	3,000	2,412
Visa, Inc.
2.70%, 04/15/40 (a)	2,000	1,499
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(f)	4,000	3,968
Vontier Corp.
2.40%, 04/01/28 (a)	4,000	3,546
2.95%, 04/01/31 (a)	2,000	1,673
Vornado Realty LP
2.15%, 06/01/26 (a)	2,000	1,815
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,939
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,493
2.50%, 09/22/41 (a)	3,000	2,155
Walt Disney Co.
2.65%, 01/13/31 (a)	2,000	1,760
3.38%, 11/15/26 (a)	3,000	2,887
3.60%, 01/13/51 (a)	2,000	1,549
4.75%, 11/15/46 (a)	2,000	1,844
6.65%, 11/15/37 (a)	2,000	2,301
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,000	15,194
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,000	2,457
2.95%, 01/15/52 (a)	3,000	2,012
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	2,000	1,949
Wells Fargo & Co.
4.15%, 01/24/29 (a)	5,000	4,818
4.75%, 12/07/46 (a)	2,000	1,751
5.88%, 09/20/26 (a)(c)	9,000	8,991
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR therafter)
2.19%, 04/30/26 (a)(c)	6,000	5,780
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR therafter)
2.39%, 06/02/28 (a)(c)	2,000	1,831

30

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR therafter)
3.07%, 04/30/41 (a)(c)	$5,000	$3,743
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR therafter)
5.50%, 01/23/35 (a)(c)	3,000	3,006
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR therafter)
6.49%, 10/23/34 (a)(c)	7,000	7,514
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	2,077
3.13%, 08/15/51 (a)	3,000	1,941
3.38%, 08/15/61 (a)	2,000	1,271
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT therafter)
2.89%, 02/04/30 (a)(c)	5,000	4,865
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT therafter)
4.11%, 07/24/34 (a)(c)	3,000	2,774
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,887
4.85%, 03/01/48 (a)	3,000	2,677
4.90%, 01/15/45 (a)	2,000	1,788
5.40%, 03/04/44 (a)	2,000	1,899
Willis North America, Inc.
3.88%, 09/15/49 (a)	2,000	1,506
Workday, Inc.
3.50%, 04/01/27 (a)	3,000	2,872
3.70%, 04/01/29 (a)	3,000	2,829
WPP Finance 2010
3.75%, 09/19/24 (a)	6,000	5,935
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,811
3.90%, 08/20/28 (a)	2,000	1,925
5.60%, 11/16/32 (a)	5,000	5,188
		2,565,923
Non-Agency Collateralized Mortgage Obligations - 5.9%
Bank
3.18%, 09/15/60 (a)	158,000	147,657
4.41%, 11/15/61 (a)(c)	66,000	64,079
BPR Trust 1.90% + 1 mo. Term SOFR
7.22%, 04/15/37 (a)(c)(f)	24,770	24,872
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	30,230
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	56,149
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	28,438
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	92,881
3.05%, 11/10/52 (a)	56,000	50,184
4.14%, 03/10/51 (a)(c)	25,000	23,142
4.42%, 11/10/48 (a)(c)	25,000	20,404
JPMBB Commercial Mortgage Securities Trust
4.64%, 11/15/48 (a)(c)	20,000	10,853
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(d)	429	38
	Principal Amount	Fair Value
Morgan Stanley Bank of America Merrill Lynch Trust
0.83%, 03/15/48 (a)(c)(d)	$296,435	$1,573
Wells Fargo Commercial Mortgage Trust
4.32%, 08/15/50 (a)	28,250	24,996
		575,496
Sovereign Bonds - 0.4%
Peru Government International Bonds
1.86%, 12/01/32 (a)	10,000	7,623
2.78%, 12/01/60 (a)	15,000	8,644
5.63%, 11/18/50 (a)	11,000	10,971
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	14,040	13,578
		40,816
Municipal Bonds and Notes - 0.7%
American Municipal Power, Inc., OH
6.27%, 02/15/50	15,000	15,945
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	10,000	7,666
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	25,000	22,388
State of California, CA
4.60%, 04/01/38 (a)	15,000	14,484
State of Illinois, IL
5.10%, 06/01/33 (a)	10,000	9,927
		70,410
Total Bonds and Notes (Cost $10,241,622)		9,604,894
Total Investments in Securities (Cost $10,241,622)		9,604,894

	Number of Shares
Short-Term Investments - 16.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (a)(h)(i) (Cost $1,567,316)	1,567,316	1,567,316
Total Investments (Cost $11,808,938)		11,172,210
Liabilities in Excess of Other Assets, net - (14.2)%		(1,389,288)
NET ASSETS - 100.0%		$9,782,922

31

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$88	1.00%/ Quarterly	12/20/28	$(2,011)	$(1,793)	$(218)

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	June 2024	9	$1,025,256	$1,031,484	$6,228
5 Yr. U.S. Treasury Notes Futures	June 2024	9	960,413	963,141	2,728
2 Yr. U.S. Treasury Notes Futures	June 2024	3	613,787	613,453	(334)
					$8,622

The Fund had the following short futures contracts open at March 31, 2024:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2024	7	$(771,901)	$(775,578)	$(3,677)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to $168,543 or 1.72% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

32

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$3,469,731	$—	$3,469,731
Agency Mortgage Backed	—	2,779,876	—	2,779,876
Agency Collateralized Mortgage Obligations	—	102,642	—	102,642
Corporate Notes	—	2,565,923	—	2,565,923
Non-Agency Collateralized Mortgage Obligations	—	575,496	—	575,496
Sovereign Bonds	—	40,816	—	40,816
Municipal Bonds and Notes	—	70,410	—	70,410
Short-Term Investments	1,567,316	—	—	1,567,316
Total Investments in Securities	$1,567,316	$9,604,894	$—	$11,172,210
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(218)	—	(218)
Long Futures Contracts - Unrealized Appreciation	8,956	—	—	8,956
Long Futures Contracts - Unrealized Depreciation	(334)	—	—	(334)
Short Futures Contracts - Unrealized Depreciation	(3,677)	—	—	(3,677)
Total Other Financial Instruments	$4,945	$(218)	$—	$4,727

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,329,784	$1,329,784	$1,046,907	$809,375	$—	$—	1,567,316	$1,567,316	$19,332
33

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 44.4% †
Common Stock - 44.4%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	3,830	$16,584
Boston Omaha Corp., Class A (a)	1,048	16,202
Cardlytics, Inc. (a)	1,712	24,807
Clear Channel Outdoor Holdings, Inc. (a)	18,632	30,743
Emerald Holding, Inc. (a)	546	3,718
Entravision Communications Corp., Class A	2,595	4,256
Integral Ad Science Holding Corp. (a)	3,020	30,109
Interpublic Group of Cos., Inc.	3,942	128,627
Magnite, Inc. (a)	6,456	69,402
Omnicom Group, Inc.	2,027	196,133
PubMatic, Inc., Class A (a)	1,956	46,396
Stagwell, Inc. (a)	4,051	25,197
TechTarget, Inc. (a)	1,262	41,747
Thryv Holdings, Inc. (a)	1,391	30,922
Trade Desk, Inc., Class A (a)	4,411	385,610
		1,050,453
Aerospace & Defense - 0.6%
AAR Corp. (a)	1,576	94,355
AeroVironment, Inc. (a)	1,282	196,505
AerSale Corp. (a)	1,752	12,579
Archer Aviation, Inc., Class A (a)	7,450	34,419
Astronics Corp. (a)	1,318	25,095
Axon Enterprise, Inc. (a)	700	219,016
Boeing Co. (a)	5,757	1,111,043
BWX Technologies, Inc.	1,000	102,620
Cadre Holdings, Inc.	884	32,001
Curtiss-Wright Corp.	400	102,376
Ducommun, Inc. (a)	619	31,755
Eve Holding, Inc. (a)	1,070	5,778
General Dynamics Corp.	2,435	687,863
HEICO Corp.	400	76,400
HEICO Corp., Class A	851	131,003
Hexcel Corp.	700	50,995
Howmet Aerospace, Inc.	3,625	248,059
Huntington Ingalls Industries, Inc.	400	116,588
Kaman Corp.	1,306	59,906
Kratos Defense & Security Solutions, Inc. (a)	6,828	125,499
L3Harris Technologies, Inc.	1,880	400,628
Leonardo DRS, Inc. (a)	3,184	70,334
Lockheed Martin Corp.	2,103	956,592
Mercury Systems, Inc. (a)	600	17,700
Moog, Inc., Class A	1,368	218,401
National Presto Industries, Inc.	263	22,039
Northrop Grumman Corp.	1,378	659,593
Park Aerospace Corp.	964	16,031
Redwire Corp. (a)	404	1,774
Rocket Lab USA, Inc. (a)	12,952	53,233
RTX Corp.	14,553	1,419,354
Spirit AeroSystems Holdings, Inc., Class A (a)	1,100	39,677
Terran Orbital Corp. (a)	4,686	6,139
Textron, Inc.	1,971	189,078
TransDigm Group, Inc.	546	672,454
Triumph Group, Inc. (a)	3,018	45,391
V2X, Inc. (a)	578	26,998
	Number of Shares	Fair Value
Virgin Galactic Holdings, Inc. (a)	16,347	$24,194
Woodward, Inc.	600	92,472
		8,395,937
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	623	76,642
Alamo Group, Inc.	473	108,000
CNH Industrial NV	10,000	129,600
Deere & Co.	2,588	1,062,995
Lindsay Corp.	511	60,124
Titan International, Inc. (a)	2,301	28,670
Toro Co.	1,068	97,861
		1,563,892
Agricultural Products & Services - 0.1%
Alico, Inc.	357	10,453
Archer-Daniels-Midland Co.	5,272	331,134
Benson Hill, Inc. (a)	7,944	1,593
Bunge Global SA	1,537	157,573
Darling Ingredients, Inc. (a)	1,600	74,416
Fresh Del Monte Produce, Inc.	1,654	42,855
Ingredion, Inc.	544	63,567
Limoneira Co.	781	15,276
		696,867
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	2,307	31,744
CH Robinson Worldwide, Inc.	1,169	89,008
Expeditors International of Washington, Inc.	1,401	170,320
FedEx Corp.	2,372	687,263
Forward Air Corp.	1,216	37,830
GXO Logistics, Inc. (a)	1,173	63,061
Hub Group, Inc., Class A	2,951	127,542
Radiant Logistics, Inc. (a)	1,858	10,070
United Parcel Service, Inc., Class B	7,192	1,068,947
		2,285,785
Alternative Carriers - 0.0% *
Anterix, Inc. (a)	573	19,259
AST SpaceMobile, Inc. (a)	5,838	16,930
Bandwidth, Inc., Class A (a)	1,040	18,990
Cogent Communications Holdings, Inc.	2,058	134,449
Globalstar, Inc. (a)	33,689	49,523
Iridium Communications, Inc.	1,200	31,392
Lumen Technologies, Inc. (a)	46,972	73,276
		343,819
Aluminum - 0.0% *
Alcoa Corp.	2,058	69,540
Century Aluminum Co. (a)	2,374	36,536
Constellium SE (a)	6,039	133,522
Kaiser Aluminum Corp.	758	67,735
Tredegar Corp.	1,338	8,724
		316,057
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	2,291	287,131
American Eagle Outfitters, Inc.	8,601	221,820
Boot Barn Holdings, Inc. (a)	1,439	136,921
Buckle, Inc.	1,408	56,700

See Notes to Schedule of Investments.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Burlington Stores, Inc. (a)	633	$146,976
Caleres, Inc.	1,577	64,704
Cato Corp., Class A	921	5,314
Children's Place, Inc. (a)	520	6,001
Designer Brands, Inc., Class A	2,150	23,499
Destination XL Group, Inc. (a)	2,420	8,712
Duluth Holdings, Inc., Class B (a)	917	4,493
Foot Locker, Inc.	3,850	109,725
Gap, Inc.	1,500	41,325
Genesco, Inc. (a)	583	16,406
Guess?, Inc.	1,297	40,817
J Jill, Inc. (a)	279	8,920
Lands' End, Inc. (a)	584	6,360
Revolve Group, Inc. (a)	1,800	38,106
Ross Stores, Inc.	3,385	496,783
Shoe Carnival, Inc.	844	30,924
Stitch Fix, Inc., Class A (a)	4,336	11,447
ThredUp, Inc., Class A (a)	4,042	8,084
Tilly's, Inc., Class A (a)	1,159	7,881
TJX Cos., Inc.	11,553	1,171,705
Torrid Holdings, Inc. (a)	662	3,231
Urban Outfitters, Inc. (a)	2,994	129,999
Victoria's Secret & Co. (a)	739	14,322
Zumiez, Inc. (a)	704	10,694
		3,109,000
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	1,105	50,056
Carter's, Inc.	400	33,872
Columbia Sportswear Co.	400	32,472
Figs, Inc., Class A (a)	6,223	30,991
Fossil Group, Inc. (a)	3,159	3,222
G-III Apparel Group Ltd. (a)	1,906	55,293
Hanesbrands, Inc. (a)	16,365	94,917
Kontoor Brands, Inc.	2,643	159,241
Lululemon Athletica, Inc. (a)	1,127	440,263
Movado Group, Inc.	780	21,785
Oxford Industries, Inc.	697	78,343
PVH Corp.	600	84,366
Ralph Lauren Corp.	400	75,104
Tapestry, Inc.	2,474	117,465
Under Armour, Inc., Class C (a)	4,000	28,560
Vera Bradley, Inc. (a)	1,100	7,480
VF Corp.	3,400	52,156
		1,365,586
Application Software - 1.5%
8x8, Inc. (a)	5,737	15,490
ACI Worldwide, Inc. (a)	5,100	169,371
Adobe, Inc. (a)	4,484	2,262,626
Agilysys, Inc. (a)	935	78,783
Alarm.com Holdings, Inc. (a)	2,252	163,202
Alkami Technology, Inc. (a)	1,899	46,658
Altair Engineering, Inc., Class A (a)	2,602	224,162
American Software, Inc., Class A	1,442	16,511
Amplitude, Inc., Class A (a)	3,290	35,795
ANSYS, Inc. (a)	871	302,376
Appfolio, Inc., Class A (a)	905	223,300
AppLovin Corp., Class A (a)	2,000	138,440
Asana, Inc., Class A (a)	3,913	60,612
Aspen Technology, Inc. (a)	320	68,250
Atlassian Corp., Class A (a)	1,596	311,396
	Number of Shares	Fair Value
Aurora Innovation, Inc. (a)	16,177	$45,619
Autodesk, Inc. (a)	2,174	566,153
AvePoint, Inc. (a)	6,882	54,505
Bentley Systems, Inc., Class B	2,000	104,440
Bill Holdings, Inc. (a)	992	68,170
Blackbaud, Inc. (a)	2,046	151,690
BlackLine, Inc. (a)	2,677	172,881
Box, Inc., Class A (a)	6,632	187,818
Braze, Inc., Class A (a)	2,546	112,788
C3.ai, Inc., Class A (a)	3,937	106,575
Cadence Design Systems, Inc. (a)	2,751	856,331
CCC Intelligent Solutions Holdings, Inc. (a)	3,000	35,880
Cerence, Inc. (a)	2,009	31,642
Cipher Mining, Inc. (a)	2,185	11,253
Cleanspark, Inc. (a)	9,143	193,923
Clear Secure, Inc., Class A	3,978	84,612
Confluent, Inc., Class A (a)	1,800	54,936
Consensus Cloud Solutions, Inc. (a)	995	15,781
CoreCard Corp. (a)	428	4,729
CS Disco, Inc. (a)	1,287	10,463
Daily Journal Corp. (a)	62	22,420
Datadog, Inc., Class A (a)	2,796	345,586
Digimarc Corp. (a)	718	19,515
Digital Turbine, Inc. (a)	4,767	12,490
DocuSign, Inc. (a)	2,089	124,400
Domo, Inc., Class B (a)	1,550	13,826
DoubleVerify Holdings, Inc. (a)	1,300	45,708
Dropbox, Inc., Class A (a)	2,600	63,180
Dynatrace, Inc. (a)	2,800	130,032
E2open Parent Holdings, Inc. (a)	7,872	34,952
eGain Corp. (a)	853	5,502
Elastic NV (a)	900	90,216
Enfusion, Inc., Class A (a)	1,685	15,586
Envestnet, Inc. (a)	2,350	136,089
Everbridge, Inc. (a)	1,984	69,103
EverCommerce, Inc. (a)	1,177	11,087
Expensify, Inc., Class A (a)	3,148	5,792
Fair Isaac Corp. (a)	266	332,396
Five9, Inc. (a)	800	49,688
Freshworks, Inc., Class A (a)	7,615	138,669
Guidewire Software, Inc. (a)	800	93,368
HashiCorp, Inc., Class A (a)	1,400	37,730
HubSpot, Inc. (a)	463	290,097
Informatica, Inc., Class A (a)	100	3,500
Instructure Holdings, Inc. (a)	985	21,059
Intapp, Inc. (a)	1,914	65,650
InterDigital, Inc.	1,225	130,414
Intuit, Inc.	2,684	1,744,600
Jamf Holding Corp. (a)	3,231	59,289
Kaltura, Inc. (a)	4,889	6,600
LivePerson, Inc. (a)	3,971	3,961
LiveRamp Holdings, Inc. (a)	3,081	106,295
Manhattan Associates, Inc. (a)	631	157,895
Marathon Digital Holdings, Inc. (a)	10,624	239,890
Matterport, Inc. (a)	12,466	28,173
MeridianLink, Inc. (a)	1,124	21,019
MicroStrategy, Inc., Class A (a)	701	1,194,897
Mitek Systems, Inc. (a)	2,158	30,428
Model N, Inc. (a)	1,801	51,274
nCino, Inc. (a)	500	18,690
NCR Voyix Corp. (a)	1,300	16,419

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
NextNav, Inc. (a)	2,812	$18,503
Nutanix, Inc., Class A (a)	2,574	158,867
Olo, Inc., Class A (a)	5,149	28,268
ON24, Inc.	1,335	9,532
PagerDuty, Inc. (a)	4,221	95,732
Palantir Technologies, Inc., Class A (a)	19,229	442,459
Pegasystems, Inc.	200	12,928
PowerSchool Holdings, Inc., Class A (a)	2,583	54,992
Procore Technologies, Inc. (a)	800	65,736
PROS Holdings, Inc. (a)	2,084	75,712
PTC, Inc. (a)	1,148	216,903
Q2 Holdings, Inc. (a)	2,668	140,230
Red Violet, Inc. (a)	473	9,247
Rimini Street, Inc. (a)	2,472	8,059
RingCentral, Inc., Class A (a)	900	31,266
Riot Platforms, Inc. (a)	9,421	115,313
Roper Technologies, Inc.	1,037	581,591
Salesforce, Inc.	9,428	2,839,525
SEMrush Holdings, Inc., Class A (a)	1,414	18,750
Smartsheet, Inc., Class A (a)	1,400	53,900
SoundHound AI, Inc., Class A (a)	6,301	37,113
SoundThinking, Inc. (a)	429	6,813
Sprinklr, Inc., Class A (a)	4,907	60,209
Sprout Social, Inc., Class A (a)	2,309	137,870
SPS Commerce, Inc. (a)	1,738	321,356
Synopsys, Inc. (a)	1,482	846,963
Terawulf, Inc. (a)	7,663	20,154
Tyler Technologies, Inc. (a)	350	148,754
Unity Software, Inc. (a)	3,198	85,387
Verint Systems, Inc. (a)	2,920	96,798
Veritone, Inc. (a)	1,607	8,453
Viant Technology, Inc., Class A (a)	600	6,396
Weave Communications, Inc. (a)	1,497	17,186
Workday, Inc., Class A (a)	2,010	548,227
Workiva, Inc. (a)	2,342	198,602
Yext, Inc. (a)	4,993	30,108
Zeta Global Holdings Corp., Class A (a)	6,623	72,389
Zoom Video Communications, Inc., Class A (a)	2,474	161,725
		20,756,662
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group, Inc.	400	66,988
AlTi Global, Inc. (a)	1,236	6,996
Ameriprise Financial, Inc.	1,014	444,578
ARES Management Corp., Class A	1,622	215,694
Artisan Partners Asset Management, Inc., Class A	2,882	131,909
AssetMark Financial Holdings, Inc. (a)	1,002	35,481
Bank of New York Mellon Corp.	7,706	444,020
BlackRock, Inc.	1,531	1,276,395
Blackstone, Inc.	7,112	934,303
Blue Owl Capital, Inc.	4,400	82,984
Brightsphere Investment Group, Inc.	1,482	33,849
Carlyle Group, Inc.	2,051	96,212
Cohen & Steers, Inc.	1,215	93,421
	Number of Shares	Fair Value
Diamond Hill Investment Group, Inc.	124	$19,117
Franklin Resources, Inc.	2,900	81,519
GCM Grosvenor, Inc., Class A	1,854	17,910
Hamilton Lane, Inc., Class A	1,721	194,060
Invesco Ltd.	4,300	71,337
Janus Henderson Group PLC	1,100	36,179
KKR & Co., Inc.	6,659	669,762
Northern Trust Corp.	2,132	189,577
P10, Inc., Class A	2,172	18,288
SEI Investments Co.	1,000	71,900
Silvercrest Asset Management Group, Inc., Class A	496	7,842
State Street Corp. (b)	2,961	228,945
StepStone Group, Inc., Class A	2,632	94,068
T Rowe Price Group, Inc.	2,057	250,789
TPG, Inc.	900	40,230
Victory Capital Holdings, Inc., Class A	1,233	52,316
Virtus Investment Partners, Inc.	323	80,098
WisdomTree, Inc.	6,650	61,113
		6,047,880
Automobile Manufacturers - 0.5%
Ford Motor Co.	39,991	531,081
General Motors Co.	11,327	513,679
Lucid Group, Inc. (a)	7,700	21,945
Rivian Automotive, Inc., Class A (a)	6,800	74,460
Stellantis NV	20,359	579,266
Tesla, Inc. (a)	27,661	4,862,527
Thor Industries, Inc.	534	62,660
Winnebago Industries, Inc.	1,356	100,344
Workhorse Group, Inc. (a)	7,669	1,799
		6,747,761
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	4,348	143,136
American Axle & Manufacturing Holdings, Inc. (a)	5,557	40,899
Aptiv PLC (a)	2,691	214,338
BorgWarner, Inc.	2,386	82,890
Cooper-Standard Holdings, Inc. (a)	749	12,403
Dana, Inc.	6,088	77,318
Dorman Products, Inc. (a)	1,233	118,849
Fox Factory Holding Corp. (a)	2,003	104,296
Gentex Corp.	2,158	77,947
Gentherm, Inc. (a)	1,528	87,982
Holley, Inc. (a)	2,282	10,178
LCI Industries	1,161	142,873
Lear Corp.	600	86,928
Luminar Technologies, Inc. (a)	12,888	25,389
Modine Manufacturing Co. (a)	2,411	229,503
Patrick Industries, Inc.	1,000	119,470
Phinia, Inc.	577	22,174
QuantumScape Corp. (a)	2,200	13,838
Solid Power, Inc. (a)	8,527	17,310
Standard Motor Products, Inc.	920	30,866
Stoneridge, Inc. (a)	1,325	24,433
Visteon Corp. (a)	1,297	152,540
XPEL, Inc. (a)	1,078	58,234
		1,893,794

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	698	$59,393
America's Car-Mart, Inc. (a)	269	17,181
Arko Corp.	4,047	23,068
Asbury Automotive Group, Inc. (a)	975	229,885
AutoNation, Inc. (a)	282	46,694
AutoZone, Inc. (a)	185	583,055
Camping World Holdings, Inc., Class A	1,906	53,082
CarMax, Inc. (a)	1,500	130,665
CarParts.com, Inc. (a)	2,475	4,009
Carvana Co. (a)	4,878	428,825
EVgo, Inc. (a)	4,625	11,609
Group 1 Automotive, Inc.	642	187,612
Lazydays Holdings, Inc. (a)	484	1,950
Lithia Motors, Inc.	300	90,258
Monro, Inc.	1,344	42,390
Murphy USA, Inc.	200	83,840
OneWater Marine, Inc., Class A (a)	558	15,708
O'Reilly Automotive, Inc. (a)	610	688,617
Penske Automotive Group, Inc.	170	27,538
Sonic Automotive, Inc., Class A	682	38,833
Valvoline, Inc. (a)	1,100	49,027
		2,813,239
Biotechnology - 1.5%
2seventy bio, Inc. (a)	2,101	11,240
4D Molecular Therapeutics, Inc. (a)	1,882	59,961
89bio, Inc. (a)	3,596	41,857
Aadi Bioscience, Inc. (a)	1,122	2,625
AbbVie, Inc.	17,767	3,235,371
ACADIA Pharmaceuticals, Inc. (a)	5,688	105,171
ACELYRIN, Inc. (a)	3,239	21,863
Acrivon Therapeutics, Inc. (a)	376	2,688
Actinium Pharmaceuticals, Inc. (a)	1,534	12,011
Adicet Bio, Inc. (a)	3,065	7,203
ADMA Biologics, Inc. (a)	10,211	67,393
Aduro Biotech, Inc. (a)	4,580	595
Aerovate Therapeutics, Inc. (a)	529	15,643
Agenus, Inc. (a)	19,502	11,311
Agios Pharmaceuticals, Inc. (a)	2,631	76,930
Akero Therapeutics, Inc. (a)	2,921	73,784
Aldeyra Therapeutics, Inc. (a)	2,558	8,365
Alector, Inc. (a)	3,218	19,372
Alkermes PLC (a)	7,865	212,906
Allakos, Inc. (a)	3,894	4,906
Allogene Therapeutics, Inc. (a)	4,225	18,886
Allovir, Inc. (a)	3,038	2,293
Alnylam Pharmaceuticals, Inc. (a)	1,281	191,445
Alpine Immune Sciences, Inc. (a)	1,846	73,175
Altimmune, Inc. (a)	2,367	24,096
ALX Oncology Holdings, Inc. (a)	1,293	14,417
Amgen, Inc.	5,343	1,519,122
Amicus Therapeutics, Inc. (a)	13,784	162,376
AnaptysBio, Inc. (a)	947	21,326
Anavex Life Sciences Corp. (a)	3,531	17,973
Anika Therapeutics, Inc. (a)	648	16,459
Annexon, Inc. (a)	3,359	24,084
	Number of Shares	Fair Value
Apellis Pharmaceuticals, Inc. (a)	1,000	$58,780
Apogee Therapeutics, Inc. (a)	1,969	130,840
Arbutus Biopharma Corp. (a)	5,589	14,420
Arcellx, Inc. (a)	1,796	124,912
Arcturus Therapeutics Holdings, Inc. (a)	1,066	35,999
Arcus Biosciences, Inc. (a)	2,548	48,106
Arcutis Biotherapeutics, Inc. (a)	3,795	37,608
Ardelyx, Inc. (a)	10,782	78,709
ArriVent Biopharma, Inc. (a)	397	7,090
Arrowhead Pharmaceuticals, Inc. (a)	5,430	155,298
ARS Pharmaceuticals, Inc. (a)	1,010	10,322
Astria Therapeutics, Inc. (a)	2,244	31,584
Atara Biotherapeutics, Inc. (a)	4,598	3,191
Aura Biosciences, Inc. (a)	1,527	11,987
Avid Bioservices, Inc. (a)	3,088	20,690
Avidity Biosciences, Inc. (a)	3,539	90,315
Avita Medical, Inc. (a)	1,212	19,428
Beam Therapeutics, Inc. (a)	3,552	117,358
BioAtla, Inc. (a)	1,541	5,301
BioCryst Pharmaceuticals, Inc. (a)	8,887	45,146
Biogen, Inc. (a)	1,492	321,720
Biohaven Ltd. (a)	3,201	175,063
BioMarin Pharmaceutical, Inc. (a)	1,989	173,719
Biomea Fusion, Inc. (a)	869	12,992
Bioxcel Therapeutics, Inc. (a)	871	2,456
Bluebird Bio, Inc. (a)	9,927	12,707
Blueprint Medicines Corp. (a)	2,851	270,446
Bridgebio Pharma, Inc. (a)	5,539	171,266
Cabaletta Bio, Inc. (a)	1,619	27,620
CareDx, Inc. (a)	2,615	27,693
Cargo Therapeutics, Inc. (a)	963	21,494
Caribou Biosciences, Inc. (a)	4,024	20,683
Carisma Therapeutics, Inc. (a)	1,665	3,780
Cartesian Therapeutics, Inc. (a)	7,221	4,694
Catalyst Pharmaceuticals, Inc. (a)	5,331	84,976
Celcuity, Inc. (a)	931	20,110
Celldex Therapeutics, Inc. (a)	2,958	124,147
Century Therapeutics, Inc. (a)	1,421	5,940
Cerevel Therapeutics Holdings, Inc. (a)	3,404	143,887
CG oncology, Inc. (a)	1,054	46,271
Chinook Therapeutics, Inc. (a)	2,824	1,101
Cogent Biosciences, Inc. (a)	3,794	25,496
Coherus Biosciences, Inc. (a)	5,363	12,818
Compass Therapeutics, Inc. (a)	3,701	7,328
Crinetics Pharmaceuticals, Inc. (a)	3,139	146,937
CSL Ltd.	4,443	834,569
Cue Biopharma, Inc. (a)	1,204	2,276
Cullinan Oncology, Inc. (a)	1,139	19,409
Cytokinetics, Inc. (a)	4,520	316,897
Day One Biopharmaceuticals, Inc. (a)	2,961	48,916
Deciphera Pharmaceuticals, Inc. (a)	2,541	39,970
Denali Therapeutics, Inc. (a)	5,596	114,830
Design Therapeutics, Inc. (a)	1,688	6,803
Disc Medicine, Inc. (a)	465	28,951

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Dynavax Technologies Corp. (a)	6,037	$74,919
Dyne Therapeutics, Inc. (a)	2,834	80,457
Eagle Pharmaceuticals, Inc. (a)	607	3,181
Editas Medicine, Inc. (a)	3,888	28,849
Emergent BioSolutions, Inc. (a)	2,883	7,294
Enanta Pharmaceuticals, Inc. (a)	862	15,051
Entrada Therapeutics, Inc. (a)	946	13,405
Erasca, Inc. (a)	3,602	7,420
Exact Sciences Corp. (a)	1,700	117,402
Exelixis, Inc. (a)	3,200	75,936
Fate Therapeutics, Inc. (a)	3,839	28,178
FibroGen, Inc. (a)	5,047	11,860
Foghorn Therapeutics, Inc. (a)	1,203	8,072
Genelux Corp. (a)	1,007	6,475
Generation Bio Co. (a)	2,581	10,505
Geron Corp. (a)	23,993	79,177
Gilead Sciences, Inc.	12,511	916,431
Gritstone bio, Inc. (a)	3,631	9,332
Halozyme Therapeutics, Inc. (a)	6,089	247,701
Heron Therapeutics, Inc. (a)	5,147	14,257
HilleVax, Inc. (a)	1,184	19,690
Humacyte, Inc. (a)	2,625	8,164
Ideaya Biosciences, Inc. (a)	3,130	137,344
IGM Biosciences, Inc. (a)	539	5,201
Immuneering Corp., Class A (a)	1,303	3,766
ImmunityBio, Inc. (a)	6,566	35,259
Immunovant, Inc. (a)	2,522	81,486
Incyte Corp. (a)	1,946	110,864
Inhibrx, Inc. (a)	1,594	55,726
Inozyme Pharma, Inc. (a)	2,261	17,319
Insmed, Inc. (a)	6,501	176,372
Intellia Therapeutics, Inc. (a)	4,270	117,468
Ionis Pharmaceuticals, Inc. (a)	1,500	65,025
Iovance Biotherapeutics, Inc. (a)	11,268	166,992
Ironwood Pharmaceuticals, Inc. (a)	6,480	56,441
iTeos Therapeutics, Inc. (a)	1,196	16,313
Janux Therapeutics, Inc. (a)	776	29,216
KalVista Pharmaceuticals, Inc. (a)	1,379	16,355
Karyopharm Therapeutics, Inc. (a)	4,516	6,819
Keros Therapeutics, Inc. (a)	1,229	81,360
Kezar Life Sciences, Inc. (a)	2,657	2,396
Kiniksa Pharmaceuticals Ltd., Class A (a)	1,418	27,977
Kodiak Sciences, Inc. (a)	1,824	9,594
Krystal Biotech, Inc. (a)	1,026	182,556
Kura Oncology, Inc. (a)	3,281	69,984
Kymera Therapeutics, Inc. (a)	1,953	78,511
Larimar Therapeutics, Inc. (a)	1,314	9,973
Legend Biotech Corp. ADR (a)	1,100	61,699
LENZ Therapeutics, Inc.	140	3,113
Lexeo Therapeutics, Inc. (a)	405	6,350
Lexicon Pharmaceuticals, Inc. (a)	4,215	10,116
Lineage Cell Therapeutics, Inc. (a)	7,531	11,146
Lyell Immunopharma, Inc. (a)	8,855	19,747
MacroGenics, Inc. (a)	2,935	43,203
	Number of Shares	Fair Value
Madrigal Pharmaceuticals, Inc. (a)	692	$184,792
MannKind Corp. (a)	12,368	56,027
MeiraGTx Holdings PLC (a)	1,671	10,143
Merrimack Pharmaceuticals, Inc. (a)	410	6,056
Mersana Therapeutics, Inc. (a)	5,010	22,445
MiMedx Group, Inc. (a)	5,622	43,289
Mineralys Therapeutics, Inc. (a)	855	11,038
Mirum Pharmaceuticals, Inc. (a)	1,146	28,788
Moderna, Inc. (a)	3,408	363,156
Monte Rosa Therapeutics, Inc. (a)	1,484	10,462
Morphic Holding, Inc. (a)	1,836	64,627
Mural Oncology PLC (a)	873	4,269
Myriad Genetics, Inc. (a)	4,189	89,309
Natera, Inc. (a)	1,100	100,606
Neurocrine Biosciences, Inc. (a)	1,000	137,920
Nkarta, Inc. (a)	1,338	14,464
Novavax, Inc. (a)	5,594	26,739
Nurix Therapeutics, Inc. (a)	2,157	31,708
Nuvalent, Inc., Class A (a)	1,243	93,337
Nuvectis Pharma, Inc. (a)	496	4,067
Ocean Biomedical, Inc. (a)	304	1,151
Olema Pharmaceuticals, Inc. (a)	1,201	13,595
Omega Therapeutics, Inc. (a)	849	3,099
Organogenesis Holdings, Inc. (a)	3,071	8,722
ORIC Pharmaceuticals, Inc. (a)	1,740	23,925
Outlook Therapeutics, Inc. (a)	499	5,958
Ovid therapeutics, Inc. (a)	3,406	10,388
PDS Biotechnology Corp. (a)	1,640	6,494
PepGen, Inc. (a)	389	5,718
PMV Pharmaceuticals, Inc. (a)	2,176	3,699
Poseida Therapeutics, Inc. (a)	2,897	9,241
Precigen, Inc. (a)	6,491	9,412
Prelude Therapeutics, Inc. (a)	429	2,033
Prime Medicine, Inc. (a)	1,999	13,993
ProKidney Corp. (a)	2,310	3,788
Protagonist Therapeutics, Inc. (a)	2,651	76,693
Protalix BioTherapeutics, Inc. (a)	4,094	5,158
PTC Therapeutics, Inc. (a)	3,355	97,597
Rallybio Corp. (a)	1,795	3,321
RAPT Therapeutics, Inc. (a)	1,475	13,246
Recursion Pharmaceuticals, Inc., Class A (a)	6,464	64,446
Regeneron Pharmaceuticals, Inc. (a)	1,063	1,023,127
REGENXBIO, Inc. (a)	1,970	41,508
Relay Therapeutics, Inc. (a)	4,389	36,429
Reneo Pharmaceuticals, Inc. (a)	820	1,361
Replimune Group, Inc. (a)	2,253	18,407
REVOLUTION Medicines, Inc. (a)	6,614	213,169
Rhythm Pharmaceuticals, Inc. (a)	2,548	110,405
Rigel Pharmaceuticals, Inc. (a)	7,368	10,905
Rocket Pharmaceuticals, Inc. (a)	2,930	78,934
Roivant Sciences Ltd. (a)	2,500	26,350
Sage Therapeutics, Inc. (a)	2,433	45,594

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Sagimet Biosciences, Inc., Class A (a)	1,323	$7,171
Sana Biotechnology, Inc. (a)	4,351	43,510
Sangamo Therapeutics, Inc. (a)	6,601	4,424
Sarepta Therapeutics, Inc. (a)	900	116,514
Savara, Inc. (a)	4,073	20,284
Scholar Rock Holding Corp. (a)	2,793	49,604
Seres Therapeutics, Inc. (a)	5,387	4,170
SpringWorks Therapeutics, Inc. (a)	3,252	160,063
Stoke Therapeutics, Inc. (a)	1,137	15,349
Summit Therapeutics, Inc. (a)	5,177	21,433
Sutro Biopharma, Inc. (a)	2,601	14,696
Syndax Pharmaceuticals, Inc. (a)	3,773	89,797
Tango Therapeutics, Inc. (a)	2,018	16,023
Tenaya Therapeutics, Inc. (a)	2,431	12,714
TG Therapeutics, Inc. (a)	6,479	98,546
Travere Therapeutics, Inc. (a)	3,505	27,024
Turnstone Biologics Corp. (a)	312	817
Twist Bioscience Corp. (a)	2,764	94,833
Tyra Biosciences, Inc. (a)	664	10,890
Ultragenyx Pharmaceutical, Inc. (a)	700	32,683
United Therapeutics Corp. (a)	411	94,415
UroGen Pharma Ltd. (a)	1,211	18,165
Vanda Pharmaceuticals, Inc. (a)	2,958	12,157
Vaxcyte, Inc. (a)	5,021	342,985
Vaxxinity, Inc., Class A (a)	1,485	1,065
Vera Therapeutics, Inc. (a)	1,921	82,834
Veracyte, Inc. (a)	3,398	75,300
Vericel Corp. (a)	2,230	116,005
Vertex Pharmaceuticals, Inc. (a)	2,524	1,055,057
Verve Therapeutics, Inc. (a)	2,988	39,681
Vigil Neuroscience, Inc. (a)	1,022	3,485
Viking Therapeutics, Inc. (a)	4,843	397,126
Vir Biotechnology, Inc. (a)	4,062	41,148
Viridian Therapeutics, Inc. (a)	2,414	42,269
Vor BioPharma, Inc. (a)	1,313	3,112
Voyager Therapeutics, Inc. (a)	1,987	18,499
X4 Pharmaceuticals, Inc. (a)	7,292	10,136
Xencor, Inc. (a)	2,688	59,485
XOMA Corp. (a)	285	6,854
Y-mAbs Therapeutics, Inc. (a)	1,660	26,992
Zentalis Pharmaceuticals, Inc. (a)	2,745	43,261
Zymeworks, Inc. (a)	2,506	26,363
		20,549,390
Brewers - 0.0% *
Boston Beer Co., Inc., Class A (a)	114	34,704
Molson Coors Beverage Co., Class B	1,800	121,050
		155,754
Broadcasting - 0.0% *
AMC Networks, Inc., Class A (a)	1,576	19,117
EW Scripps Co., Class A (a)	2,981	11,715
Fox Corp., Class A	2,800	87,556
Fox Corp., Class B	1,200	34,344
Gray Television, Inc.	3,996	25,255
iHeartMedia, Inc., Class A (a)	5,643	11,794
	Number of Shares	Fair Value
Nexstar Media Group, Inc.	324	$55,822
Paramount Global, Class B	6,004	70,667
Sinclair, Inc.	1,482	19,962
TEGNA, Inc.	9,399	140,421
Townsquare Media, Inc., Class A	445	4,886
Urban One, Inc. (a)	1,369	3,249
		484,788
Broadline Retail - 1.2%
Amazon.com, Inc. (a)	90,563	16,335,754
Big Lots, Inc. (a)	1,310	5,672
ContextLogic, Inc., Class A (a)	956	5,440
Dillard's, Inc., Class A	161	75,934
eBay, Inc.	5,348	282,267
Etsy, Inc. (a)	1,291	88,718
Kohl's Corp.	1,200	34,980
Macy's, Inc.	3,000	59,970
Nordstrom, Inc.	1,600	32,432
Ollie's Bargain Outlet Holdings, Inc. (a)	600	47,742
Savers Value Village, Inc. (a)	1,160	22,365
		16,991,274
Building Products - 0.4%
A O Smith Corp.	1,206	107,889
AAON, Inc.	3,179	280,070
Advanced Drainage Systems, Inc.	700	120,568
Allegion PLC	756	101,841
American Woodmark Corp. (a)	764	77,668
Apogee Enterprises, Inc.	1,020	60,384
Armstrong World Industries, Inc.	500	62,110
AZEK Co., Inc. (a)	1,400	70,308
AZZ, Inc.	1,158	89,525
Builders FirstSource, Inc. (a)	1,200	250,260
Carlisle Cos., Inc.	415	162,618
Carrier Global Corp.	8,192	476,201
CSW Industrials, Inc.	725	170,085
Fortune Brands Innovations, Inc.	1,135	96,100
Gibraltar Industries, Inc. (a)	1,434	115,480
Griffon Corp.	1,873	137,366
Hayward Holdings, Inc. (a)	1,700	26,027
Insteel Industries, Inc.	849	32,449
Janus International Group, Inc. (a)	3,920	59,310
JELD-WEN Holding, Inc. (a)	3,970	84,283
Johnson Controls International PLC	6,995	456,913
Lennox International, Inc.	255	124,634
Masco Corp.	2,300	181,424
Masonite International Corp. (a)	1,042	136,971
Masterbrand, Inc. (a)	6,064	113,639
Owens Corning	867	144,616
Quanex Building Products Corp.	1,521	58,452
Resideo Technologies, Inc. (a)	6,883	154,317
Simpson Manufacturing Co., Inc.	2,031	416,720
Trane Technologies PLC	2,313	694,363
Trex Co., Inc. (a)	1,096	109,326
UFP Industries, Inc.	2,843	349,717

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Zurn Elkay Water Solutions Corp.	7,017	$234,859
		5,756,493
Cable & Satellite - 0.2%
Cable One, Inc.	64	27,080
Charter Communications, Inc., Class A (a)	1,023	297,314
Comcast Corp., Class A	39,453	1,710,288
EchoStar Corp., Class A (a)	5,668	80,769
Liberty Broadband Corp., Class C (a)	1,300	74,399
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	400	11,880
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1,497	44,476
Sirius XM Holdings, Inc.	7,300	28,324
WideOpenWest, Inc. (a)	2,634	9,535
		2,284,065
Cargo Ground Transportation - 0.1%
ArcBest Corp.	1,119	159,458
Covenant Logistics Group, Inc.	431	19,981
Daseke, Inc. (a)	2,301	19,098
Heartland Express, Inc.	2,189	26,137
JB Hunt Transport Services, Inc.	854	170,160
Knight-Swift Transportation Holdings, Inc.	1,622	89,242
Landstar System, Inc.	344	66,309
Marten Transport Ltd.	2,689	49,693
Old Dominion Freight Line, Inc.	1,968	431,602
PAM Transportation Services, Inc. (a)	378	6,127
RXO, Inc. (a)	5,448	119,148
Ryder System, Inc.	294	35,336
Saia, Inc. (a)	290	169,650
Schneider National, Inc., Class B	800	18,112
U-Haul Holding Co.	1,247	83,150
Universal Logistics Holdings, Inc.	360	13,273
Werner Enterprises, Inc.	2,969	116,147
XPO, Inc. (a)	1,200	146,436
		1,739,059
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	2,407	28,379
Bally's Corp. (a)	1,328	18,512
Boyd Gaming Corp.	900	60,588
Caesars Entertainment, Inc. (a)	2,159	94,435
Century Casinos, Inc. (a)	1,371	4,332
Churchill Downs, Inc.	800	99,000
DraftKings, Inc., Class A (a)	4,000	181,640
Everi Holdings, Inc. (a)	3,997	40,170
Full House Resorts, Inc. (a)	1,622	9,035
Golden Entertainment, Inc.	982	36,167
Inspired Entertainment, Inc. (a)	1,211	11,940
International Game Technology PLC	5,097	115,141
Las Vegas Sands Corp.	3,559	184,000
Light & Wonder, Inc. (a)	4,274	436,333
MGM Resorts International (a)	3,000	141,630
Monarch Casino & Resort, Inc.	656	49,193
Penn Entertainment, Inc. (a)	1,700	30,957
PlayAGS, Inc. (a)	1,627	14,610
	Number of Shares	Fair Value
Red Rock Resorts, Inc., Class A	2,234	$133,638
Rush Street Interactive, Inc. (a)	3,062	19,934
Wynn Resorts Ltd.	1,070	109,386
		1,819,020
Coal & Consumable Fuels - 0.0% *
Centrus Energy Corp., Class A (a)	574	23,838
CONSOL Energy, Inc.	1,432	119,944
Energy Fuels, Inc. (a)	7,700	48,433
Hallador Energy Co. (a)	1,281	6,828
NACCO Industries, Inc., Class A	210	6,342
Peabody Energy Corp.	5,375	130,398
Uranium Energy Corp. (a)	18,339	123,788
		459,571
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	1,341	41,812
Essent Group Ltd.	4,919	292,730
Federal Agricultural Mortgage Corp., Class C	426	83,871
Finance of America Cos., Inc., Class A (a)	3,696	2,717
Merchants Bancorp	720	31,090
MGIC Investment Corp.	2,500	55,900
Mr Cooper Group, Inc. (a)	3,058	238,371
NMI Holdings, Inc., Class A (a)	3,798	122,827
Ocwen Financial Corp. (a)	269	7,266
PennyMac Financial Services, Inc.	1,195	108,852
Radian Group, Inc.	7,285	243,829
Rocket Cos., Inc., Class A (a)	500	7,275
Security National Financial Corp., Class A (a)	802	6,344
Velocity Financial, Inc. (a)	349	6,282
Walker & Dunlop, Inc.	1,495	151,085
Waterstone Financial, Inc.	919	11,184
		1,411,435
Commercial Printing - 0.0% *
Deluxe Corp.	2,114	43,527
Ennis, Inc.	1,282	26,294
Quad/Graphics, Inc.	1,244	6,606
		76,427
Commodity Chemicals - 0.1%
AdvanSix, Inc.	1,172	33,519
Cabot Corp.	2,579	237,784
Core Molding Technologies, Inc. (a)	444	8,405
Dow, Inc.	7,286	422,078
Hawkins, Inc.	895	68,736
Koppers Holdings, Inc.	918	50,646
Kronos Worldwide, Inc.	1,114	13,145
LyondellBasell Industries NV, Class A	2,534	259,178
Mativ Holdings, Inc.	2,503	46,931
Olin Corp.	990	58,212
Origin Materials, Inc. (a)	5,385	2,746
PureCycle Technologies, Inc. (a)	5,272	32,792
Trinseo PLC	1,773	6,702
Tronox Holdings PLC	5,455	94,644
Westlake Corp.	300	45,840
		1,381,358

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Communications Equipment - 0.3%
ADTRAN Holdings, Inc.	3,917	$21,308
Arista Networks, Inc. (a)	2,553	740,319
Aviat Networks, Inc. (a)	555	21,279
Calix, Inc. (a)	2,758	91,455
Cambium Networks Corp. (a)	575	2,478
Ciena Corp. (a)	1,479	73,137
Cisco Systems, Inc.	40,716	2,032,136
Clearfield, Inc. (a)	631	19,460
CommScope Holding Co., Inc. (a)	10,332	13,535
Comtech Telecommunications Corp. (a)	1,164	3,993
Digi International, Inc. (a)	1,662	53,068
DZS, Inc. (a)	1,034	1,365
Extreme Networks, Inc. (a)	5,877	67,821
F5, Inc. (a)	600	113,754
Harmonic, Inc. (a)	5,098	68,517
Infinera Corp. (a)	9,714	58,575
Juniper Networks, Inc.	3,355	124,336
KVH Industries, Inc. (a)	1,204	6,140
Lumentum Holdings, Inc. (a)	800	37,880
Motorola Solutions, Inc.	1,629	578,262
NETGEAR, Inc. (a)	1,304	20,564
NetScout Systems, Inc. (a)	3,218	70,281
Ribbon Communications, Inc. (a)	3,841	12,291
Viasat, Inc. (a)	1,110	20,080
Viavi Solutions, Inc. (a)	10,354	94,118
		4,346,152
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	2,038	167,177
GameStop Corp., Class A (a)	2,500	31,300
Upbound Group, Inc.	2,558	90,067
		288,544
Construction & Engineering - 0.3%
AECOM	1,400	137,312
Ameresco, Inc., Class A (a)	1,527	36,847
API Group Corp. (a)	9,897	388,655
Arcosa, Inc.	2,283	196,018
Argan, Inc.	573	28,960
Bowman Consulting Group Ltd. (a)	484	16,838
Comfort Systems USA, Inc.	1,673	531,529
Concrete Pumping Holdings, Inc. (a)	1,296	10,238
Construction Partners, Inc., Class A (a)	2,044	114,771
Dycom Industries, Inc. (a)	1,343	192,761
EMCOR Group, Inc.	400	140,080
Ferrovial SE	4,735	187,574
Fluor Corp. (a)	6,756	285,644
Granite Construction, Inc.	2,065	117,974
Great Lakes Dredge & Dock Corp. (a)	2,919	25,541
IES Holdings, Inc. (a)	374	45,493
INNOVATE Corp. (a)	3,660	2,565
Limbach Holdings, Inc. (a)	415	17,189
MasTec, Inc. (a)	600	55,950
MDU Resources Group, Inc.	2,200	55,440
MYR Group, Inc. (a)	771	136,274
Northwest Pipe Co. (a)	432	14,982
Primoris Services Corp.	2,484	105,744
Quanta Services, Inc.	1,438	373,592
Sterling Infrastructure, Inc. (a)	1,423	156,971
	Number of Shares	Fair Value
Tutor Perini Corp. (a)	2,057	$29,744
Valmont Industries, Inc.	239	54,559
WillScot Mobile Mini Holdings Corp. (a)	2,000	93,000
		3,552,245
Construction Machinery & Heavy Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	800	64,928
Astec Industries, Inc.	1,074	46,944
Atmus Filtration Technologies, Inc. (a)	3,943	127,162
Blue Bird Corp. (a)	1,352	51,836
Caterpillar, Inc.	5,115	1,874,289
Commercial Vehicle Group, Inc. (a)	1,797	11,555
Cummins, Inc.	1,357	399,840
Douglas Dynamics, Inc.	1,124	27,111
Federal Signal Corp.	2,810	238,485
Greenbrier Cos., Inc.	1,415	73,721
Hyliion Holdings Corp. (a)	6,196	10,905
Manitowoc Co., Inc. (a)	1,748	24,717
Microvast Holdings, Inc. (a)	10,318	8,636
Miller Industries, Inc.	498	24,950
Nikola Corp. (a)	36,470	37,929
Oshkosh Corp.	700	87,297
PACCAR, Inc.	5,205	644,847
REV Group, Inc.	1,426	31,500
Shyft Group, Inc.	1,736	21,561
Terex Corp.	3,129	201,508
Trinity Industries, Inc.	3,801	105,858
Wabash National Corp.	2,135	63,922
Westinghouse Air Brake Technologies Corp.	1,841	268,197
		4,447,698
Construction Materials - 0.2%
CRH PLC	6,373	549,701
Eagle Materials, Inc.	300	81,525
Holcim AG	4,784	433,731
James Hardie Industries PLC (a)	4,012	161,260
Knife River Corp. (a)	2,663	215,916
Martin Marietta Materials, Inc.	657	403,359
Summit Materials, Inc., Class A (a)	5,603	249,726
U.S. Lime & Minerals, Inc.	93	27,727
Vulcan Materials Co.	1,331	363,256
		2,486,201
Consumer Electronics - 0.0% *
Garmin Ltd.	1,484	220,923
GoPro, Inc., Class A (a)	6,547	14,600
Snap One Holdings Corp. (a)	920	7,930
Sonos, Inc. (a)	5,905	112,549
Vizio Holding Corp., Class A (a)	3,509	38,389
VOXX International Corp. (a)	484	3,949
		398,340
Consumer Finance - 0.3%
Ally Financial, Inc.	2,727	110,689
American Express Co.	5,857	1,333,580
Atlanticus Holdings Corp. (a)	188	5,563
Bread Financial Holdings, Inc.	2,321	86,434
Capital One Financial Corp.	3,910	582,160

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Consumer Portfolio Services, Inc. (a)	417	$3,152
Credit Acceptance Corp. (a)	81	44,676
Discover Financial Services	2,475	324,448
Encore Capital Group, Inc. (a)	1,077	49,122
Enova International, Inc. (a)	1,358	85,323
FirstCash Holdings, Inc.	1,774	226,256
Green Dot Corp., Class A (a)	2,312	21,571
LendingClub Corp. (a)	5,151	45,277
LendingTree, Inc. (a)	490	20,747
Navient Corp.	4,008	69,739
Nelnet, Inc., Class A	598	56,601
NerdWallet, Inc., Class A (a)	1,683	24,740
OneMain Holdings, Inc.	1,000	51,090
OppFi, Inc. (a)	510	1,275
PRA Group, Inc. (a)	1,875	48,900
PROG Holdings, Inc.	2,117	72,909
Regional Management Corp.	380	9,200
SLM Corp.	1,900	41,401
SoFi Technologies, Inc. (a)	9,200	67,160
Synchrony Financial	3,842	165,667
Upstart Holdings, Inc. (a)	3,548	95,406
World Acceptance Corp. (a)	186	26,966
		3,670,052
Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,400	105,910
Costco Wholesale Corp.	4,427	3,243,353
Dollar General Corp.	2,237	349,106
Dollar Tree, Inc. (a)	2,126	283,077
PriceSmart, Inc.	1,216	102,144
Target Corp.	4,574	810,558
Walmart, Inc.	43,275	2,603,857
		7,498,005
Copper - 0.1%
Freeport-McMoRan, Inc.	14,198	667,590
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	3,071	442,347
Equinix, Inc.	966	797,269
		1,239,616
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,147	234,974
Concentrix Corp.	452	29,931
Conduent, Inc. (a)	8,656	29,257
CSG Systems International, Inc.	1,422	73,290
ExlService Holdings, Inc. (a)	7,584	241,171
Genpact Ltd.	1,700	56,015
IBEX Holdings Ltd. (a)	464	7,160
Maximus, Inc.	2,853	239,367
SS&C Technologies Holdings, Inc.	2,300	148,051
TTEC Holdings, Inc.	978	10,142
Verra Mobility Corp. (a)	6,502	162,355
		1,231,713
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class A	600	31,770
Brown-Forman Corp., Class B	1,535	79,237
Constellation Brands, Inc., Class A	1,608	436,990
Duckhorn Portfolio, Inc. (a)	2,650	24,672
	Number of Shares	Fair Value
MGP Ingredients, Inc.	733	$63,133
		635,802
Distributors - 0.0% *
Genuine Parts Co.	1,400	216,902
LKQ Corp.	2,746	146,664
Pool Corp.	323	130,331
Weyco Group, Inc.	307	9,787
		503,684
Diversified Banks - 1.0%
Bank of America Corp.	69,281	2,627,136
Citigroup, Inc.	19,210	1,214,841
Comerica, Inc.	1,264	69,507
Fifth Third Bancorp	6,533	243,093
First Citizens BancShares, Inc., Class A	119	194,565
JPMorgan Chase & Co.	29,153	5,839,346
KeyCorp	9,451	149,420
PNC Financial Services Group, Inc.	3,915	632,664
U.S. Bancorp	15,300	683,910
Wells Fargo & Co.	36,291	2,103,426
		13,757,908
Diversified Capital Markets - 0.0% *
Forge Global Holdings, Inc. (a)	4,915	9,486
Diversified Chemicals - 0.0% *
Chemours Co.	1,400	36,764
Huntsman Corp.	1,911	49,743
LSB Industries, Inc. (a)	2,760	24,233
		110,740
Diversified Financial Services - 0.1%
Alerus Financial Corp.	805	17,573
Apollo Global Management, Inc.	5,154	579,567
Corebridge Financial, Inc.	2,351	67,544
Equitable Holdings, Inc.	3,600	136,836
Jackson Financial, Inc., Class A	3,784	250,274
NewtekOne, Inc.	1,212	13,332
Voya Financial, Inc.	1,100	81,312
		1,146,438
Diversified Metals & Mining - 0.0% *
5E Advanced Materials, Inc. (a)	1,943	2,604
Compass Minerals International, Inc.	1,620	25,499
Contango ORE, Inc. (a)	311	6,173
Ferroglobe PLC (a)(c)**	1,316	—
Ivanhoe Electric, Inc. (a)	3,032	29,714
Materion Corp.	964	127,007
MP Materials Corp. (a)	800	11,440
Piedmont Lithium, Inc. (a)	832	11,082
		213,519
Diversified Real Estate Activities - 0.0% *
RMR Group, Inc., Class A	743	17,832
St. Joe Co.	1,609	93,274
Tejon Ranch Co. (a)	1,010	15,564
		126,670
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	3,346	55,109

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Alpine Income Property Trust, Inc.	536	$8,190
American Assets Trust, Inc.	2,220	48,640
Armada Hoffler Properties, Inc.	3,273	34,039
Broadstone Net Lease, Inc.	8,828	138,335
CTO Realty Growth, Inc.	984	16,679
Empire State Realty Trust, Inc., Class A	6,103	61,823
Essential Properties Realty Trust, Inc.	7,339	195,658
Gladstone Commercial Corp.	1,782	24,663
Global Net Lease, Inc.	9,070	70,474
NexPoint Diversified Real Estate Trust	1,364	9,002
One Liberty Properties, Inc.	816	18,433
WP Carey, Inc.	2,031	114,630
		795,675
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	5,934	111,381
Cintas Corp.	892	612,831
Copart, Inc. (a)	8,796	509,464
Healthcare Services Group, Inc. (a)	3,602	44,953
Liquidity Services, Inc. (a)	1,035	19,251
Matthews International Corp., Class A	1,413	43,916
OPENLANE, Inc. (a)	5,029	87,002
Performant Financial Corp. (a)	2,838	8,344
UniFirst Corp.	704	122,095
Vestis Corp.	1,450	27,941
Viad Corp. (a)	926	36,568
VSE Corp.	609	48,720
		1,672,466
Drug Retail - 0.0% *
Walgreens Boots Alliance, Inc.	7,687	166,731
Education Services - 0.1%
2U, Inc. (a)	4,461	1,738
Adtalem Global Education, Inc. (a)	1,858	95,501
Bright Horizons Family Solutions, Inc. (a)	591	66,996
Chegg, Inc. (a)	5,356	40,545
Coursera, Inc. (a)	6,331	88,761
Duolingo, Inc. (a)	1,401	309,032
Graham Holdings Co., Class B	166	127,435
Grand Canyon Education, Inc. (a)	300	40,863
Laureate Education, Inc.	6,112	89,052
Lincoln Educational Services Corp. (a)	1,015	10,485
Nerdy, Inc. (a)	2,782	8,096
Perdoceo Education Corp.	3,025	53,119
Strategic Education, Inc.	1,059	110,263
Stride, Inc. (a)	1,989	125,406
Udemy, Inc. (a)	4,215	46,281
Universal Technical Institute, Inc. (a)	1,946	31,019
		1,244,592
Electric Utilities - 0.5%
ALLETE, Inc.	2,717	162,042
Alliant Energy Corp.	2,456	123,782
American Electric Power Co., Inc.	5,188	446,687
	Number of Shares	Fair Value
Avangrid, Inc.	898	$32,723
Constellation Energy Corp.	3,207	592,814
Duke Energy Corp.	7,588	733,836
Edison International	4,011	283,698
Entergy Corp.	2,084	220,237
Evergy, Inc.	2,287	122,080
Eversource Energy	3,614	216,009
Exelon Corp.	9,988	375,249
FirstEnergy Corp.	5,728	221,215
Genie Energy Ltd., Class B	945	14,251
IDACORP, Inc.	500	46,445
MGE Energy, Inc.	1,710	134,611
NextEra Energy, Inc.	20,557	1,313,798
NRG Energy, Inc.	2,061	139,509
OGE Energy Corp.	2,050	70,315
Otter Tail Corp.	1,942	167,789
PG&E Corp.	20,400	341,904
Pinnacle West Capital Corp.	1,184	88,480
PNM Resources, Inc.	4,029	151,652
Portland General Electric Co.	4,786	201,012
PPL Corp.	7,700	211,981
Southern Co.	11,007	789,642
Xcel Energy, Inc.	5,473	294,174
		7,495,935
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	300	80,619
Allient, Inc.	566	20,195
AMETEK, Inc.	2,327	425,608
Array Technologies, Inc. (a)	7,094	105,772
Atkore, Inc.	1,763	335,605
Blink Charging Co. (a)	3,123	9,400
Dragonfly Energy Holdings Corp. (a)	2,114	1,142
Eaton Corp. PLC	4,018	1,256,348
Emerson Electric Co.	5,729	649,783
Encore Wire Corp.	707	185,785
EnerSys	1,938	183,063
Enovix Corp. (a)	6,314	50,575
Eos Energy Enterprises, Inc. (a)	8,491	8,746
ESS Tech, Inc. (a)	5,451	3,943
Fluence Energy, Inc. (a)	2,824	48,968
FTC Solar, Inc. (a)	2,225	1,199
FuelCell Energy, Inc. (a)	20,342	24,207
Generac Holdings, Inc. (a)	598	75,432
GrafTech International Ltd.	8,744	12,067
Hubbell, Inc.	500	207,525
LSI Industries, Inc.	1,312	19,837
NEXTracker, Inc., Class A (a)	5,955	335,088
nVent Electric PLC	1,700	128,180
Plug Power, Inc. (a)	4,400	15,136
Powell Industries, Inc.	425	60,477
Preformed Line Products Co.	127	16,341
Regal Rexnord Corp.	667	120,127
Rockwell Automation, Inc.	1,122	326,872
Schneider Electric SE	5,008	1,133,921
Sensata Technologies Holding PLC	1,500	55,110
SES AI Corp. (a)	6,964	11,700
Shoals Technologies Group, Inc., Class A (a)	8,048	89,977
SKYX Platforms Corp. (a)	4,155	5,443
Stem, Inc. (a)	6,629	14,518
SunPower Corp. (a)	4,348	13,044
Sunrun, Inc. (a)	2,300	30,314

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Thermon Group Holdings, Inc. (a)	1,518	$49,669
Vertiv Holdings Co.	3,393	277,106
Vicor Corp. (a)	1,051	40,190
		6,429,032
Electronic Components - 0.1%
Akoustis Technologies, Inc. (a)	3,351	1,981
Amphenol Corp., Class A	5,799	668,915
Bel Fuse, Inc., Class B	467	28,165
Belden, Inc.	1,978	183,183
Coherent Corp. (a)	1,373	83,231
Corning, Inc.	7,517	247,760
Knowles Corp. (a)	4,182	67,330
Lightwave Logic, Inc. (a)	5,706	26,704
Littelfuse, Inc.	300	72,705
Rogers Corp. (a)	810	96,139
Vishay Intertechnology, Inc.	6,053	137,282
		1,613,395
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	943	7,120
Advanced Energy Industries, Inc.	1,770	180,505
Aeva Technologies, Inc. (a)	630	2,476
Arlo Technologies, Inc. (a)	4,166	52,700
Badger Meter, Inc.	1,386	224,269
Cognex Corp.	1,800	76,356
Crane NXT Co.	600	37,140
Daktronics, Inc. (a)	1,664	16,573
Evolv Technologies Holdings, Inc. (a)	5,623	25,022
FARO Technologies, Inc. (a)	856	18,412
Iteris, Inc. (a)	1,815	8,966
Itron, Inc. (a)	2,135	197,530
Keysight Technologies, Inc. (a)	1,773	277,262
Luna Innovations, Inc. (a)	1,347	4,317
MicroVision, Inc. (a)	8,884	16,347
Mirion Technologies, Inc. (a)	9,367	106,503
Napco Security Technologies, Inc.	1,545	62,047
nLight, Inc. (a)	2,118	27,534
Novanta, Inc. (a)	1,681	293,788
OSI Systems, Inc. (a)	754	107,686
PAR Technology Corp. (a)	1,302	59,059
SmartRent, Inc. (a)	9,208	24,677
Teledyne Technologies, Inc. (a)	425	182,461
Trimble, Inc. (a)	2,532	162,959
Vishay Precision Group, Inc. (a)	629	22,223
Vontier Corp.	1,699	77,067
Vuzix Corp. (a)	3,353	4,057
Zebra Technologies Corp., Class A (a)	559	168,505
		2,443,561
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	1,610	48,316
CTS Corp.	1,441	67,425
IPG Photonics Corp. (a)	300	27,207
Jabil, Inc.	1,314	176,010
Kimball Electronics, Inc. (a)	1,119	24,226
Methode Electronics, Inc.	1,712	20,852
Plexus Corp. (a)	1,288	122,128
Sanmina Corp. (a)	2,619	162,850
	Number of Shares	Fair Value
TTM Technologies, Inc. (a)	4,800	$75,120
		724,134
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	2,998	133,771
Aris Water Solutions, Inc., Class A	1,314	18,593
BrightView Holdings, Inc. (a)	2,021	24,050
Casella Waste Systems, Inc., Class A (a)	2,649	261,907
CECO Environmental Corp. (a)	1,364	31,399
Clean Harbors, Inc. (a)	500	100,655
Enviri Corp. (a)	3,571	32,675
GFL Environmental, Inc.	2,097	72,382
LanzaTech Global, Inc. (a)	1,208	3,739
Montrose Environmental Group, Inc. (a)	1,358	53,193
Republic Services, Inc.	2,090	400,110
Rollins, Inc.	2,378	110,030
SP Plus Corp. (a)	889	46,423
Stericycle, Inc. (a)	800	42,200
Tetra Tech, Inc.	600	110,826
Veralto Corp.	2,270	201,258
Waste Management, Inc.	4,109	875,833
		2,519,044
Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	1,371	17,754
CF Industries Holdings, Inc.	1,982	164,922
Corteva, Inc.	6,902	398,038
FMC Corp.	1,334	84,976
Intrepid Potash, Inc. (a)	518	10,805
Mosaic Co.	3,347	108,644
Scotts Miracle-Gro Co.	462	34,461
		819,600
Financial Exchanges & Data - 0.4%
Bakkt Holdings, Inc. (a)	2,869	1,319
Cboe Global Markets, Inc.	952	174,911
CME Group, Inc.	3,622	779,780
Coinbase Global, Inc., Class A (a)	1,700	450,704
Donnelley Financial Solutions, Inc. (a)	1,152	71,436
FactSet Research Systems, Inc.	315	143,133
Intercontinental Exchange, Inc.	5,663	778,266
MarketAxess Holdings, Inc.	422	92,524
MarketWise, Inc.	991	1,714
Moody's Corp.	1,538	604,480
Morningstar, Inc.	300	92,511
MSCI, Inc.	797	446,679
Nasdaq, Inc.	3,538	223,248
Open Lending Corp., Class A (a)	4,470	27,982
S&P Global, Inc.	3,189	1,356,760
Tradeweb Markets, Inc., Class A	1,273	132,608
Value Line, Inc.	20	810
		5,378,865
Food Distributors - 0.1%
Andersons, Inc.	1,502	86,170
Chefs' Warehouse, Inc. (a)	1,626	61,235
HF Foods Group, Inc. (a)	1,972	6,902
Performance Food Group Co. (a)	1,600	119,424

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
SpartanNash Co.	1,675	$33,852
Sysco Corp.	4,818	391,125
U.S. Foods Holding Corp. (a)	2,400	129,528
United Natural Foods, Inc. (a)	2,845	32,689
		860,925
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	4,200	90,048
Casey's General Stores, Inc.	378	120,374
Grocery Outlet Holding Corp. (a)	900	25,902
Ingles Markets, Inc., Class A	647	49,612
Kroger Co.	6,639	379,286
Natural Grocers by Vitamin Cottage, Inc.	425	7,671
Sprouts Farmers Market, Inc. (a)	4,784	308,472
Village Super Market, Inc., Class A	426	12,188
Weis Markets, Inc.	772	49,717
		1,043,270
Footwear - 0.1%
Allbirds, Inc., Class A (a)	6,206	4,308
Crocs, Inc. (a)	500	71,900
Deckers Outdoor Corp. (a)	263	247,551
NIKE, Inc., Class B	11,671	1,096,840
Rocky Brands, Inc.	354	9,604
Skechers USA, Inc., Class A (a)	1,400	85,764
Steven Madden Ltd.	3,514	148,572
Wolverine World Wide, Inc.	3,756	42,105
		1,706,644
Forest Products - 0.0% *
Louisiana-Pacific Corp.	700	58,737
Gas Utilities - 0.1%
Atmos Energy Corp.	1,434	170,460
Chesapeake Utilities Corp.	1,043	111,914
National Fuel Gas Co.	900	48,348
New Jersey Resources Corp.	4,576	196,356
Northwest Natural Holding Co.	1,766	65,730
ONE Gas, Inc.	2,595	167,455
RGC Resources, Inc.	318	6,436
Southwest Gas Holdings, Inc.	2,961	225,421
Spire, Inc.	2,483	152,382
UGI Corp.	2,000	49,080
		1,193,582
Gold - 0.0% *
Coeur Mining, Inc. (a)	17,273	65,119
Dakota Gold Corp. (a)	2,650	6,281
Newmont Corp.	11,917	427,105
Perpetua Resources Corp. (a)	1,469	6,111
Royal Gold, Inc.	563	68,579
		573,195
Health Care REITs - 0.1%
CareTrust REIT, Inc.	5,705	139,031
Community Healthcare Trust, Inc.	1,234	32,763
Diversified Healthcare Trust	11,881	29,227
Global Medical REIT, Inc.	3,059	26,766
Healthcare Realty Trust, Inc.	3,500	49,525
Healthpeak Properties, Inc.	6,736	126,300
LTC Properties, Inc.	1,896	61,639
	Number of Shares	Fair Value
Medical Properties Trust, Inc.	7,100	$33,370
National Health Investors, Inc.	1,955	122,833
Omega Healthcare Investors, Inc.	2,536	80,315
Sabra Health Care REIT, Inc.	10,877	160,653
Universal Health Realty Income Trust	645	23,678
Ventas, Inc.	3,723	162,100
Welltower, Inc.	5,414	505,884
		1,554,084
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	4,423	50,909
Cardinal Health, Inc.	2,445	273,595
Cencora, Inc.	1,708	415,027
Henry Schein, Inc. (a)	1,372	103,613
McKesson Corp.	1,369	734,948
Owens & Minor, Inc. (a)	3,460	95,877
Patterson Cos., Inc.	3,983	110,130
PetIQ, Inc. (a)	1,249	22,832
		1,806,931
Healthcare Equipment - 1.0%
Abbott Laboratories	17,470	1,985,640
Accuray, Inc. (a)	4,095	10,115
Alphatec Holdings, Inc. (a)	4,288	59,131
AngioDynamics, Inc. (a)	1,683	9,879
Artivion, Inc. (a)	1,795	37,982
AtriCure, Inc. (a)	2,169	65,981
Axogen, Inc. (a)	1,926	15,543
Axonics, Inc. (a)	2,337	161,183
Baxter International, Inc.	5,217	222,975
Becton Dickinson & Co.	2,945	728,740
Beyond Air, Inc. (a)	893	1,554
Boston Scientific Corp. (a)	14,729	1,008,789
Butterfly Network, Inc. (a)	7,827	8,453
ClearPoint Neuro, Inc. (a)	920	6,256
CONMED Corp.	1,437	115,075
Cutera, Inc. (a)	758	1,114
CVRx, Inc. (a)	495	9,014
Dexcom, Inc. (a)	3,900	540,930
Edwards Lifesciences Corp. (a)	6,171	589,701
Enovis Corp. (a)	633	39,531
Envista Holdings Corp. (a)	1,900	40,622
GE HealthCare Technologies, Inc.	3,949	359,004
Glaukos Corp. (a)	2,233	210,550
Globus Medical, Inc., Class A (a)	1,100	59,004
Hologic, Inc. (a)	2,200	171,512
IDEXX Laboratories, Inc. (a)	808	436,263
Inari Medical, Inc. (a)	2,512	120,526
Inmode Ltd. (a)	3,616	78,142
Inogen, Inc. (a)	983	7,933
Inspire Medical Systems, Inc. (a)	265	56,919
Insulet Corp. (a)	768	131,635
Integer Holdings Corp. (a)	1,554	181,321
Integra LifeSciences Holdings Corp. (a)	900	31,905
Intuitive Surgical, Inc. (a)	3,456	1,379,255
iRadimed Corp.	353	15,528
iRhythm Technologies, Inc. (a)	1,442	167,272
KORU Medical Systems, Inc. (a)	2,257	5,326
LeMaitre Vascular, Inc.	915	60,719

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
LivaNova PLC (a)	2,544	$142,311
Masimo Corp. (a)	376	55,216
Medtronic PLC	13,301	1,159,182
Nevro Corp. (a)	1,770	25,559
Novocure Ltd. (a)	1,400	21,882
Omnicell, Inc. (a)	2,085	60,945
Orchestra BioMed Holdings, Inc. (a)	748	3,942
Orthofix Medical, Inc. (a)	1,760	25,555
Outset Medical, Inc. (a)	2,453	5,446
Paragon 28, Inc. (a)	2,194	27,096
Penumbra, Inc. (a)	400	89,272
PROCEPT BioRobotics Corp. (a)	1,886	93,206
Pulmonx Corp. (a)	1,878	17,409
Pulse Biosciences, Inc. (a)	896	7,804
QuidelOrtho Corp. (a)	600	28,764
ResMed, Inc.	1,459	288,926
Semler Scientific, Inc. (a)	229	6,689
Shockwave Medical, Inc. (a)	400	130,252
SI-BONE, Inc. (a)	1,880	30,776
Sight Sciences, Inc. (a)	1,094	5,776
Silk Road Medical, Inc. (a)	1,910	34,991
STERIS PLC	960	215,827
Stryker Corp.	3,603	1,289,406
Surmodics, Inc. (a)	697	20,450
Tactile Systems Technology, Inc. (a)	1,123	18,249
Tandem Diabetes Care, Inc. (a)	700	24,787
Teleflex, Inc.	510	115,347
TransMedics Group, Inc. (a)	1,488	110,023
Treace Medical Concepts, Inc. (a)	2,237	29,193
Varex Imaging Corp. (a)	1,880	34,028
Vicarious Surgical, Inc. (a)	4,741	1,429
Zimmer Biomet Holdings, Inc.	2,106	277,950
Zimvie, Inc. (a)	1,184	19,524
Zynex, Inc. (a)	762	9,426
		13,557,660
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	900	71,298
Brookdale Senior Living, Inc. (a)	8,983	59,378
Community Health Systems, Inc. (a)	6,373	22,305
Encompass Health Corp.	1,100	90,838
Ensign Group, Inc.	2,561	318,640
HCA Healthcare, Inc.	1,963	654,719
Joint Corp. (a)	694	9,064
National HealthCare Corp.	576	54,438
Select Medical Holdings Corp.	4,878	147,072
Surgery Partners, Inc. (a)	3,545	105,747
Tenet Healthcare Corp. (a)	1,000	105,110
U.S. Physical Therapy, Inc.	713	80,476
Universal Health Services, Inc., Class B	620	113,125
		1,832,210
Healthcare Services - 0.3%
23andMe Holding Co., Class A (a)	13,202	7,023
Accolade, Inc. (a)	3,190	33,431
Addus HomeCare Corp. (a)	725	74,922
Agiliti, Inc. (a)	1,498	15,160
agilon health, Inc. (a)	3,300	20,130
	Number of Shares	Fair Value
AirSculpt Technologies, Inc. (a)	796	$4,887
Amedisys, Inc. (a)	300	27,648
AMN Healthcare Services, Inc. (a)	1,789	111,830
Astrana Health, Inc. (a)	2,077	87,213
Aveanna Healthcare Holdings, Inc. (a)	2,000	4,980
BrightSpring Health Services, Inc. (a)	2,376	25,827
CareMax, Inc. (a)	148	713
Castle Biosciences, Inc. (a)	1,097	24,299
Chemed Corp.	159	102,067
Cigna Group	2,830	1,027,828
CorVel Corp. (a)	408	107,288
Cross Country Healthcare, Inc. (a)	1,497	28,024
CVS Health Corp.	12,889	1,028,027
DaVita, Inc. (a)	587	81,035
DocGo, Inc. (a)	3,864	15,611
Enhabit, Inc. (a)	2,513	29,276
Fulgent Genetics, Inc. (a)	1,022	22,177
Guardant Health, Inc. (a)	5,292	109,174
Hims & Hers Health, Inc. (a)	5,913	91,474
InfuSystem Holdings, Inc. (a)	1,054	9,033
Innovage Holding Corp. (a)	1,017	4,515
Laboratory Corp. of America Holdings	887	193,774
LifeStance Health Group, Inc. (a)	5,129	31,646
ModivCare, Inc. (a)	648	15,196
National Research Corp.	669	26,499
NeoGenomics, Inc. (a)	5,950	93,534
OPKO Health, Inc. (a)	20,063	24,076
Option Care Health, Inc. (a)	7,864	263,759
P3 Health Partners, Inc. (a)	1,389	1,431
Pediatrix Medical Group, Inc. (a)	3,958	39,699
Pennant Group, Inc. (a)	1,280	25,126
Premier, Inc., Class A	1,400	30,940
Privia Health Group, Inc. (a)	5,275	103,337
Quest Diagnostics, Inc.	1,029	136,970
Quipt Home Medical Corp. (a)	2,281	9,968
R1 RCM, Inc. (a)	2,100	27,048
RadNet, Inc. (a)	2,820	137,221
Viemed Healthcare, Inc. (a)	1,482	13,975
		4,267,791
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	759	248,891
Atrion Corp.	63	29,204
Avanos Medical, Inc. (a)	2,256	44,917
Cerus Corp. (a)	9,242	17,467
Cooper Cos., Inc.	1,920	194,803
Dentsply Sirona, Inc.	1,967	65,285
Embecta Corp.	2,822	37,448
Haemonetics Corp. (a)	2,358	201,255
Lantheus Holdings, Inc. (a)	3,228	200,911
Merit Medical Systems, Inc. (a)	2,677	202,783
Neogen Corp. (a)	10,248	161,714
OraSure Technologies, Inc. (a)	3,304	20,320
OrthoPediatrics Corp. (a)	794	23,153
RxSight, Inc. (a)	1,323	68,240
Sanara Medtech, Inc. (a)	155	5,735
STAAR Surgical Co. (a)	2,350	89,958
Tela Bio, Inc. (a)	966	5,477
UFP Technologies, Inc. (a)	328	82,722

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Utah Medical Products, Inc.	176	$12,515
		1,712,798
Healthcare Technology - 0.1%
American Well Corp., Class A (a)	11,125	9,019
Certara, Inc. (a)	1,400	25,032
Definitive Healthcare Corp. (a)	2,279	18,392
Doximity, Inc., Class A (a)	1,500	40,365
Evolent Health, Inc., Class A (a)	5,336	174,967
Health Catalyst, Inc. (a)	2,781	20,941
HealthStream, Inc.	1,111	29,619
Multiplan Corp. (a)	17,935	14,549
OptimizeRx Corp. (a)	825	10,024
Phreesia, Inc. (a)	2,526	60,447
Schrodinger, Inc. (a)	2,539	68,553
Sharecare, Inc. (a)	13,663	10,486
Simulations Plus, Inc.	711	29,258
Teladoc Health, Inc. (a)	1,351	20,400
TruBridge, Inc. (a)	733	6,758
Veeva Systems, Inc., Class A (a)	1,479	342,670
		881,480
Heavy Electrical Equipment - 0.0% *
Babcock & Wilcox Enterprises, Inc. (a)	3,275	3,701
Bloom Energy Corp., Class A (a)	9,022	101,407
Energy Vault Holdings, Inc. (a)	5,431	9,722
NuScale Power Corp. (a)	2,337	12,409
TPI Composites, Inc. (a)	2,447	7,121
		134,360
Home Building - 0.3%
Beazer Homes USA, Inc. (a)	1,434	47,035
Cavco Industries, Inc. (a)	398	158,826
Century Communities, Inc.	1,334	128,731
DR Horton, Inc.	2,940	483,777
Dream Finders Homes, Inc., Class A (a)	1,110	48,540
Green Brick Partners, Inc. (a)	1,206	72,637
Hovnanian Enterprises, Inc., Class A (a)	219	34,370
Installed Building Products, Inc.	1,112	287,708
KB Home	3,233	229,155
Landsea Homes Corp. (a)	970	14,094
Legacy Housing Corp. (a)	442	9,512
Lennar Corp., Class A	2,605	448,008
LGI Homes, Inc. (a)	977	113,693
M/I Homes, Inc. (a)	1,266	172,543
MDC Holdings, Inc.	2,821	177,469
Meritage Homes Corp.	1,710	300,037
NVR, Inc. (a)	32	259,199
PulteGroup, Inc.	2,218	267,535
Skyline Champion Corp. (a)	2,567	218,221
Taylor Morrison Home Corp. (a)	4,864	302,395
Toll Brothers, Inc.	1,115	144,248
TopBuild Corp. (a)	244	107,538
Tri Pointe Homes, Inc. (a)	4,522	174,820
United Homes Group, Inc. (a)	215	1,503
		4,201,594
	Number of Shares	Fair Value
Home Furnishing Retail - 0.0% *
Aaron's Co., Inc.	1,332	$9,990
Beyond, Inc. (a)	2,091	75,088
Haverty Furniture Cos., Inc.	740	25,249
RH (a)	170	59,204
Sleep Number Corp. (a)	1,069	17,136
Wayfair, Inc., Class A (a)	1,000	67,880
Williams-Sonoma, Inc.	655	207,982
		462,529
Home Furnishings - 0.0% *
Ethan Allen Interiors, Inc.	1,040	35,953
Hooker Furnishings Corp.	466	11,189
La-Z-Boy, Inc.	2,025	76,180
Leggett & Platt, Inc.	1,600	30,640
Lovesac Co. (a)	742	16,769
Mohawk Industries, Inc. (a)	600	78,534
Purple Innovation, Inc.	3,199	5,566
Tempur Sealy International, Inc.	1,800	102,276
		357,107
Home Improvement Retail - 0.4%
Floor & Decor Holdings, Inc., Class A (a)	1,100	142,582
GrowGeneration Corp. (a)	2,890	8,265
Home Depot, Inc.	10,111	3,878,580
Lowe's Cos., Inc.	5,823	1,483,293
Tile Shop Holdings, Inc. (a)	1,217	8,555
		5,521,275
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	10,139	166,077
Braemar Hotels & Resorts, Inc.	3,160	6,320
Chatham Lodging Trust	2,447	24,739
DiamondRock Hospitality Co.	9,829	94,457
Host Hotels & Resorts, Inc.	6,346	131,235
Park Hotels & Resorts, Inc.	2,200	38,478
Pebblebrook Hotel Trust	5,691	87,698
RLJ Lodging Trust	7,236	85,530
Ryman Hospitality Properties, Inc.	2,741	316,887
Service Properties Trust	7,585	51,426
Summit Hotel Properties, Inc.	4,752	30,936
Sunstone Hotel Investors, Inc.	9,758	108,704
Xenia Hotels & Resorts, Inc.	4,996	74,990
		1,217,477
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	4,200	692,832
Booking Holdings, Inc.	351	1,273,386
Carnival Corp. (a)	10,649	174,005
Choice Hotels International, Inc.	300	37,905
Expedia Group, Inc. (a)	1,278	176,044
Global Business Travel Group I (a)	1,359	8,168
Hilton Grand Vacations, Inc. (a)	3,747	176,896
Hilton Worldwide Holdings, Inc.	2,536	540,954
Hyatt Hotels Corp., Class A	500	79,810
Lindblad Expeditions Holdings, Inc. (a)	1,800	16,794
Marriott International, Inc., Class A	2,403	606,301

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Marriott Vacations Worldwide Corp.	355	$38,244
Mondee Holdings, Inc. (a)	2,519	5,819
Norwegian Cruise Line Holdings Ltd. (a)	4,300	89,999
Royal Caribbean Cruises Ltd. (a)	2,300	319,723
Sabre Corp. (a)	16,274	39,383
Target Hospitality Corp. (a)	1,375	14,946
Travel & Leisure Co.	900	44,064
Wyndham Hotels & Resorts, Inc.	800	61,400
		4,396,673
Household Appliances - 0.0% *
Cricut, Inc., Class A	2,422	11,529
Helen of Troy Ltd. (a)	1,117	128,723
iRobot Corp. (a)	1,284	11,248
Traeger, Inc. (a)	1,754	4,438
Whirlpool Corp.	558	66,753
Worthington Enterprises, Inc.	1,439	89,549
		312,240
Household Products - 0.4%
Central Garden & Pet Co. (a)	422	18,074
Central Garden & Pet Co., Class A (a)	2,451	90,491
Church & Dwight Co., Inc.	2,528	263,696
Clorox Co.	1,147	175,617
Colgate-Palmolive Co.	8,195	737,960
Energizer Holdings, Inc.	3,354	98,742
Kimberly-Clark Corp.	3,398	439,531
Oil-Dri Corp. of America	217	16,179
Procter & Gamble Co.	23,739	3,851,653
Reynolds Consumer Products, Inc.	100	2,856
Spectrum Brands Holdings, Inc.	400	35,604
WD-40 Co.	639	161,865
		5,892,268
Housewares & Specialties - 0.0% *
Newell Brands, Inc.	3,670	29,470
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A (a)	19,498	192,055
ASGN, Inc. (a)	2,187	229,110
Asure Software, Inc. (a)	1,075	8,364
Automatic Data Processing, Inc.	4,129	1,031,177
Barrett Business Services, Inc.	293	37,129
Dayforce, Inc. (a)	1,505	99,646
First Advantage Corp.	2,446	39,674
Heidrick & Struggles International, Inc.	896	30,159
HireQuest, Inc.	187	2,422
HireRight Holdings Corp. (a)	570	8,134
Insperity, Inc.	1,671	183,158
Kelly Services, Inc., Class A	1,444	36,158
Kforce, Inc.	890	62,763
Korn Ferry	2,451	161,178
ManpowerGroup, Inc.	479	37,190
Paychex, Inc.	3,328	408,678
Paycom Software, Inc.	535	106,470
Paycor HCM, Inc. (a)	100	1,944
Paylocity Holding Corp. (a)	400	68,744
Robert Half, Inc.	1,075	85,226
	Number of Shares	Fair Value
Skillsoft Corp. (a)	288	$2,592
Sterling Check Corp. (a)	1,418	22,801
TriNet Group, Inc.	1,499	198,603
TrueBlue, Inc. (a)	1,543	19,318
Upwork, Inc. (a)	5,800	71,108
		3,143,801
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	7,000	125,510
Vistra Corp.	3,600	250,740
		376,250
Industrial Conglomerates - 0.3%
3M Co.	5,392	571,929
General Electric Co.	10,948	1,921,702
Honeywell International, Inc.	6,754	1,386,259
		3,879,890
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	2,206	534,447
Linde PLC	4,884	2,267,739
		2,802,186
Industrial Machinery & Supplies & Components - 0.6%
374Water, Inc. (a)	3,796	4,783
3D Systems Corp. (a)	6,178	27,430
Albany International Corp., Class A	1,469	137,366
Barnes Group, Inc.	2,287	84,962
Chart Industries, Inc. (a)	2,018	332,405
Columbus McKinnon Corp.	1,301	58,064
Crane Co.	400	54,052
Desktop Metal, Inc., Class A (a)	13,528	11,905
Donaldson Co., Inc.	1,000	74,680
Dover Corp.	1,474	261,178
Energy Recovery, Inc. (a)	2,644	41,749
Enerpac Tool Group Corp.	2,609	93,037
Enpro, Inc.	985	166,238
Esab Corp.	433	47,877
ESCO Technologies, Inc.	1,201	128,567
Flowserve Corp.	1,200	54,816
Fortive Corp.	3,450	296,769
Franklin Electric Co., Inc.	2,190	233,914
Gates Industrial Corp. PLC (a)	400	7,084
Gencor Industries, Inc. (a)	423	7,060
Gorman-Rupp Co.	1,110	43,900
Graco, Inc.	1,739	162,527
Helios Technologies, Inc.	1,587	70,923
Hillenbrand, Inc.	3,295	165,706
Hillman Solutions Corp. (a)	9,114	96,973
Hyster-Yale Materials Handling, Inc.	548	35,165
IDEX Corp.	757	184,723
Illinois Tool Works, Inc.	3,002	805,527
Ingersoll Rand, Inc.	4,221	400,784
ITT, Inc.	900	122,427
John Bean Technologies Corp.	1,497	157,020
Kadant, Inc.	550	180,455
Kennametal, Inc.	3,772	94,074
Lincoln Electric Holdings, Inc.	600	153,264
Mayville Engineering Co., Inc. (a)	453	6,491
Middleby Corp. (a)	510	82,003
Mueller Industries, Inc.	5,262	283,780

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Mueller Water Products, Inc., Class A	7,276	$117,071
Nordson Corp.	535	146,879
Omega Flex, Inc.	137	9,717
Otis Worldwide Corp.	4,204	417,331
Parker-Hannifin Corp.	1,305	725,306
Park-Ohio Holdings Corp.	366	9,765
Pentair PLC	1,700	145,248
Proto Labs, Inc. (a)	1,176	42,042
RBC Bearings, Inc. (a)	300	81,105
Snap-on, Inc.	525	155,515
SPX Technologies, Inc. (a)	2,071	255,002
Standex International Corp.	551	100,403
Stanley Black & Decker, Inc.	1,587	155,415
Tennant Co.	865	105,193
Timken Co.	500	43,715
Velo3D, Inc. (a)	5,421	2,470
Watts Water Technologies, Inc., Class A	1,284	272,914
Xylem, Inc.	2,343	302,809
		8,257,578
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	2,800	69,776
EastGroup Properties, Inc.	500	89,885
First Industrial Realty Trust, Inc.	1,500	78,810
Innovative Industrial Properties, Inc.	1,310	135,637
LXP Industrial Trust	13,586	122,546
Plymouth Industrial REIT, Inc.	2,097	47,182
Prologis, Inc.	9,253	1,204,926
Rexford Industrial Realty, Inc.	2,148	108,044
STAG Industrial, Inc.	1,600	61,504
Terreno Realty Corp.	3,997	265,401
		2,183,711
Insurance Brokers - 0.2%
Aon PLC, Class A	1,943	648,418
Arthur J Gallagher & Co.	2,207	551,838
Brown & Brown, Inc.	2,500	218,850
BRP Group, Inc., Class A (a)	2,806	81,206
Crawford & Co., Class A	603	5,686
eHealth, Inc. (a)	1,205	7,266
GoHealth, Inc., Class A (a)	137	1,440
Goosehead Insurance, Inc., Class A (a)	1,007	67,086
Hippo Holdings, Inc. (a)	505	9,226
Marsh & McLennan Cos., Inc.	5,027	1,035,462
Ryan Specialty Holdings, Inc.	900	49,950
Selectquote, Inc. (a)	6,659	13,318
Willis Towers Watson PLC	1,024	281,600
		2,971,346
Integrated Oil & Gas - 0.6%
Chevron Corp.	17,271	2,724,327
Exxon Mobil Corp.	40,283	4,682,496
Occidental Petroleum Corp.	6,839	444,467
		7,851,290
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	71,740	1,262,624
ATN International, Inc.	561	17,674
Consolidated Communications Holdings, Inc. (a)	3,399	14,684
Frontier Communications Parent, Inc. (a)	2,472	60,564
	Number of Shares	Fair Value
IDT Corp., Class B	764	$28,887
Ooma, Inc. (a)	1,314	11,209
Shenandoah Telecommunications Co.	2,374	41,236
Verizon Communications, Inc.	42,272	1,773,733
		3,210,611
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	2,761	366,302
Playstudios, Inc. (a)	4,747	13,196
ROBLOX Corp., Class A (a)	5,027	191,931
Take-Two Interactive Software, Inc. (a)	1,583	235,060
		806,489
Interactive Media & Services - 2.1%
Alphabet, Inc., Class A (a)	59,895	9,039,952
Alphabet, Inc., Class C (a)	50,266	7,653,501
Bumble, Inc., Class A (a)	4,662	52,914
Cargurus, Inc. (a)	4,576	105,614
Cars.com, Inc. (a)	3,069	52,726
DHI Group, Inc. (a)	2,195	5,597
EverQuote, Inc., Class A (a)	977	18,133
fuboTV, Inc. (a)	14,105	22,286
IAC, Inc. (a)	900	48,006
Match Group, Inc. (a)	2,863	103,870
MediaAlpha, Inc., Class A (a)	1,131	23,039
Meta Platforms, Inc., Class A	22,247	10,802,698
Nextdoor Holdings, Inc. (a)	6,337	14,258
Outbrain, Inc. (a)	2,336	9,227
Pinterest, Inc., Class A (a)	5,997	207,916
QuinStreet, Inc. (a)	2,412	42,596
Shutterstock, Inc.	1,138	52,132
System1, Inc. (a)	863	1,692
TripAdvisor, Inc. (a)	700	19,453
TrueCar, Inc. (a)	4,387	14,872
Vimeo, Inc. (a)	6,947	28,413
Yelp, Inc. (a)	3,126	123,164
Ziff Davis, Inc. (a)	2,179	137,364
ZipRecruiter, Inc., Class A (a)	3,055	35,102
ZoomInfo Technologies, Inc. (a)	3,000	48,090
		28,662,615
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	1,414	153,787
Applied Digital Corp. (a)	3,936	16,846
BigCommerce Holdings, Inc. (a)	3,141	21,641
Brightcove, Inc. (a)	2,099	4,072
Cloudflare, Inc., Class A (a)	2,985	289,037
Couchbase, Inc. (a)	1,723	45,332
DigitalOcean Holdings, Inc. (a)	2,920	111,486
Fastly, Inc., Class A (a)	5,867	76,095
GoDaddy, Inc., Class A (a)	1,400	166,152
MongoDB, Inc. (a)	637	228,454
Okta, Inc. (a)	1,561	163,312
Rackspace Technology, Inc. (a)	3,110	4,914
Snowflake, Inc., Class A (a)	3,208	518,413
Squarespace, Inc., Class A (a)	2,711	98,789
Tucows, Inc., Class A (a)	490	9,094
Twilio, Inc., Class A (a)	1,747	106,829
VeriSign, Inc. (a)	907	171,885
		2,186,138

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.4%
B Riley Financial, Inc.	1,008	$21,339
BGC Group, Inc., Class A	16,790	130,458
Charles Schwab Corp.	14,881	1,076,492
Evercore, Inc., Class A	366	70,488
Goldman Sachs Group, Inc.	3,108	1,298,181
Houlihan Lokey, Inc.	600	76,914
Interactive Brokers Group, Inc., Class A	1,100	122,881
Jefferies Financial Group, Inc.	1,909	84,187
Lazard, Inc.	1,000	41,870
LPL Financial Holdings, Inc.	803	212,153
Moelis & Co., Class A	3,143	178,428
Morgan Stanley	11,580	1,090,373
Perella Weinberg Partners	2,056	29,051
Piper Sandler Cos.	815	161,769
PJT Partners, Inc., Class A	1,112	104,817
Raymond James Financial, Inc.	1,992	255,813
Robinhood Markets, Inc., Class A (a)	6,961	140,125
Stifel Financial Corp.	1,000	78,170
StoneX Group, Inc. (a)	1,297	91,127
Virtu Financial, Inc., Class A	1,300	26,676
		5,291,312
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	6,381	2,211,718
Amdocs Ltd.	1,167	105,462
BigBear.ai Holdings, Inc. (a)	3,008	6,166
Cognizant Technology Solutions Corp., Class A	5,202	381,255
DXC Technology Co. (a)	2,000	42,420
EPAM Systems, Inc. (a)	598	165,144
Gartner, Inc. (a)	738	351,782
Globant SA (a)	400	80,760
Grid Dynamics Holdings, Inc. (a)	2,780	34,166
Hackett Group, Inc.	1,162	28,237
Information Services Group, Inc.	1,794	7,248
International Business Machines Corp.	9,131	1,743,656
Kyndryl Holdings, Inc. (a)	2,259	49,156
Perficient, Inc. (a)	1,608	90,514
Thoughtworks Holding, Inc. (a)	4,688	11,861
Unisys Corp. (a)	3,276	16,085
		5,325,630
Leisure Facilities - 0.0% *
Bowlero Corp., Class A	840	11,508
Dave & Buster's Entertainment, Inc. (a)	1,618	101,287
Life Time Group Holdings, Inc. (a)	1,999	31,024
Planet Fitness, Inc., Class A (a)	800	50,104
Six Flags Entertainment Corp. (a)	3,418	89,962
United Parks & Resorts, Inc. (a)	1,697	95,388
Vail Resorts, Inc.	400	89,132
Xponential Fitness, Inc., Class A (a)	1,003	16,590
		484,995
Leisure Products - 0.1%
Acushnet Holdings Corp.	1,442	95,100
	Number of Shares	Fair Value
AMMO, Inc. (a)	3,750	$10,312
BRP, Inc.	326	21,910
Brunswick Corp.	500	48,260
Clarus Corp.	1,227	8,282
Escalade, Inc.	417	5,734
Funko, Inc., Class A (a)	1,959	12,224
Hasbro, Inc.	1,400	79,128
JAKKS Pacific, Inc. (a)	325	8,028
Johnson Outdoors, Inc., Class A	237	10,928
Latham Group, Inc. (a)	1,463	5,793
Malibu Boats, Inc., Class A (a)	992	42,934
Marine Products Corp.	521	6,122
MasterCraft Boat Holdings, Inc. (a)	888	21,063
Mattel, Inc. (a)	3,559	70,504
Peloton Interactive, Inc., Class A (a)	3,572	15,306
Polaris, Inc.	600	60,072
Smith & Wesson Brands, Inc.	2,134	37,046
Solo Brands, Inc., Class A (a)	1,145	2,485
Sturm Ruger & Co., Inc.	798	36,828
Topgolf Callaway Brands Corp. (a)	6,735	108,905
Vista Outdoor, Inc. (a)	2,696	88,375
YETI Holdings, Inc. (a)	900	34,695
		830,034
Life & Health Insurance - 0.2%
Aflac, Inc.	5,755	494,124
American Equity Investment Life Holding Co. (a)	3,702	208,126
Brighthouse Financial, Inc. (a)	670	34,532
CNO Financial Group, Inc.	5,261	144,572
F&G Annuities & Life, Inc.	872	35,360
Genworth Financial, Inc., Class A (a)	21,420	137,731
Globe Life, Inc.	900	104,733
Lincoln National Corp.	1,886	60,220
MetLife, Inc.	6,153	455,999
National Western Life Group, Inc., Class A	104	51,164
Oscar Health, Inc., Class A (a)	7,684	114,261
Primerica, Inc.	300	75,888
Principal Financial Group, Inc.	2,500	215,775
Prudential Financial, Inc.	3,702	434,615
Unum Group	1,900	101,954
		2,669,054
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc., Class A (a)	800	30,024
Adaptive Biotechnologies Corp. (a)	5,651	18,140
Agilent Technologies, Inc.	3,006	437,403
Akoya Biosciences, Inc. (a)	1,416	6,641
Avantor, Inc. (a)	7,193	183,925
Azenta, Inc. (a)	700	42,196
BioLife Solutions, Inc. (a)	1,741	32,295
Bio-Rad Laboratories, Inc., Class A (a)	161	55,685
Bio-Techne Corp.	1,662	116,988
Bruker Corp.	1,061	99,670
Charles River Laboratories International, Inc. (a)	528	143,062
Codexis, Inc. (a)	3,022	10,547
CryoPort, Inc. (a)	2,154	38,126
Cytek Biosciences, Inc. (a)	5,905	39,622

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Danaher Corp.	6,611	$1,650,899
Fortrea Holdings, Inc. (a)	1,087	43,632
Harvard Bioscience, Inc. (a)	1,717	7,280
ICON PLC (a)	800	268,760
Illumina, Inc. (a)	1,572	215,867
IQVIA Holdings, Inc. (a)	1,819	460,007
Maravai LifeSciences Holdings, Inc., Class A (a)	1,300	11,271
MaxCyte, Inc. (a)	4,522	18,947
Medpace Holdings, Inc. (a)	233	94,167
Mesa Laboratories, Inc.	257	28,201
Mettler-Toledo International, Inc. (a)	220	292,884
Nautilus Biotechnology, Inc. (a)	2,944	8,655
OmniAb, Inc. (a)	4,702	25,485
OmniAb, Inc. (a)(c)(d)	394	—
Pacific Biosciences of California, Inc. (a)	11,749	44,059
Qiagen NV (a)	4,326	185,607
Quanterix Corp. (a)	1,710	40,288
Quantum-Si, Inc. (a)	5,748	11,324
Repligen Corp. (a)	606	111,455
Revvity, Inc.	1,260	132,300
Seer, Inc. (a)	2,601	4,942
Sotera Health Co. (a)	1,300	15,613
Thermo Fisher Scientific, Inc.	3,823	2,221,966
Waters Corp. (a)	552	190,015
West Pharmaceutical Services, Inc.	685	271,061
		7,609,009
Managed Healthcare - 0.5%
Alignment Healthcare, Inc. (a)	4,304	21,348
Centene Corp. (a)	5,326	417,985
Elevance Health, Inc.	2,379	1,233,607
HealthEquity, Inc. (a)	4,026	328,642
Humana, Inc.	1,177	408,089
Molina Healthcare, Inc. (a)	539	221,437
Progyny, Inc. (a)	3,733	142,414
UnitedHealth Group, Inc.	9,318	4,609,615
		7,383,137
Marine Transportation - 0.0% *
Eagle Bulk Shipping, Inc.	417	26,050
Genco Shipping & Trading Ltd.	1,925	39,135
Kirby Corp. (a)	600	57,192
Matson, Inc.	1,625	182,650
Pangaea Logistics Solutions Ltd.	1,599	11,145
		316,172
Metal, Glass & Plastic Containers - 0.1%
AptarGroup, Inc.	664	95,543
Ball Corp.	3,192	215,013
Berry Global Group, Inc.	1,218	73,665
Crown Holdings, Inc.	1,047	82,985
Greif, Inc., Class A	1,133	78,234
Greif, Inc., Class B	249	17,310
Myers Industries, Inc.	1,763	40,849
O-I Glass, Inc. (a)	7,287	120,891
Silgan Holdings, Inc.	923	44,821
TriMas Corp.	1,887	50,439
		819,750
Mortgage REITs - 0.1%
AFC Gamma, Inc.	818	10,127
	Number of Shares	Fair Value
AGNC Investment Corp.	6,689	$66,221
Angel Oak Mortgage REIT, Inc.	737	7,915
Annaly Capital Management, Inc.	4,675	92,051
Apollo Commercial Real Estate Finance, Inc.	6,614	73,680
Arbor Realty Trust, Inc.	8,627	114,308
ARES Commercial Real Estate Corp.	2,617	19,497
ARMOUR Residential REIT, Inc.	2,233	44,146
Blackstone Mortgage Trust, Inc., Class A	8,102	161,311
BrightSpire Capital, Inc.	6,279	43,262
Chicago Atlantic Real Estate Finance, Inc.	710	11,197
Chimera Investment Corp.	10,672	49,198
Claros Mortgage Trust, Inc.	4,109	40,104
Dynex Capital, Inc.	2,695	33,553
Ellington Financial, Inc.	3,511	41,465
Franklin BSP Realty Trust, Inc.	3,899	52,090
Granite Point Mortgage Trust, Inc.	2,546	12,144
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,225	148,390
Invesco Mortgage Capital, Inc.	2,126	20,580
KKR Real Estate Finance Trust, Inc.	2,854	28,711
Ladder Capital Corp.	5,228	58,187
MFA Financial, Inc.	4,714	53,787
New York Mortgage Trust, Inc.	4,418	31,809
Nexpoint Real Estate Finance, Inc.	483	6,936
Orchid Island Capital, Inc.	2,397	21,405
PennyMac Mortgage Investment Trust	4,029	59,146
Ready Capital Corp.	7,455	68,064
Redwood Trust, Inc.	6,405	40,800
Rithm Capital Corp.	4,700	52,452
Starwood Property Trust, Inc.	2,900	58,957
TPG RE Finance Trust, Inc.	3,065	23,662
Two Harbors Investment Corp.	4,991	66,081
		1,611,236
Motorcycle Manufacturers - 0.0% *
Harley-Davidson, Inc.	1,500	65,610
Movies & Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A (a)	929	3,456
Atlanta Braves Holdings, Inc., Class A (a)	510	21,369
Atlanta Braves Holdings, Inc., Class C (a)	2,127	83,081
Cinemark Holdings, Inc. (a)	5,132	92,222
Eventbrite, Inc., Class A (a)	3,613	19,799
IMAX Corp. (a)	2,046	33,084
Liberty Media Corp.-Liberty Formula One, Class A (a)	400	23,496
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,599	104,894
Liberty Media Corp.-Liberty Live, Class C (a)	473	20,727
Lions Gate Entertainment Corp., Class A (a)	2,627	26,139
Lions Gate Entertainment Corp., Class B (a)	5,776	53,775
Live Nation Entertainment, Inc. (a)	1,628	172,194

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Loop Media, Inc. (a)	1,270	$465
Madison Square Garden Entertainment Corp. (a)	1,849	72,499
Madison Square Garden Sports Corp. (a)	200	36,904
Marcus Corp.	1,240	17,682
Netflix, Inc. (a)	4,305	2,614,556
Reservoir Media, Inc. (a)	781	6,193
Roku, Inc. (a)	1,284	83,678
Sphere Entertainment Co. (a)	1,259	61,792
Spotify Technology SA (a)	1,395	368,140
TKO Group Holdings, Inc.	651	56,253
Vivid Seats, Inc., Class A (a)	3,279	19,641
Walt Disney Co.	18,333	2,243,226
Warner Bros Discovery, Inc. (a)	23,246	202,938
		6,438,203
Multi-Family Residential REITs - 0.1%
Apartment Income REIT Corp.	1,351	43,867
Apartment Investment & Management Co., Class A (a)	6,768	55,430
AvalonBay Communities, Inc.	1,405	260,712
BRT Apartments Corp.	596	10,013
Camden Property Trust	1,038	102,139
Centerspace	734	41,941
Clipper Realty, Inc.	311	1,502
Elme Communities	4,079	56,780
Equity Residential	3,712	234,264
Essex Property Trust, Inc.	604	147,865
Independence Realty Trust, Inc.	10,610	171,139
Mid-America Apartment Communities, Inc.	1,224	161,054
NexPoint Residential Trust, Inc.	1,092	35,151
UDR, Inc.	3,347	125,211
Veris Residential, Inc.	3,670	55,821
		1,502,889
Multi-Line Insurance - 0.1%
American International Group, Inc.	7,175	560,870
Assurant, Inc.	536	100,896
Horace Mann Educators Corp.	1,914	70,799
		732,565
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc., Class B (a)	18,457	7,761,538
Cannae Holdings, Inc. (a)	3,177	70,656
Compass Diversified Holdings	2,927	70,453
		7,902,647
Multi-Utilities - 0.2%
Ameren Corp.	2,651	196,068
Avista Corp.	3,695	129,399
Black Hills Corp.	3,248	177,341
CenterPoint Energy, Inc.	6,737	191,937
CMS Energy Corp.	3,000	181,020
Consolidated Edison, Inc.	3,539	321,377
Dominion Energy, Inc.	8,542	420,181
DTE Energy Co.	2,184	244,914
NiSource, Inc.	4,213	116,531
Northwestern Energy Group, Inc.	2,895	147,442
	Number of Shares	Fair Value
Public Service Enterprise Group, Inc.	4,799	$320,477
Sempra	6,378	458,132
Unitil Corp.	775	40,571
WEC Energy Group, Inc.	3,174	260,649
		3,206,039
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,692	218,116
Boston Properties, Inc.	1,600	104,496
Brandywine Realty Trust	8,272	39,706
City Office REIT, Inc.	1,911	9,956
COPT Defense Properties	5,292	127,908
Cousins Properties, Inc.	1,600	38,464
Douglas Emmett, Inc.	7,550	104,719
Easterly Government Properties, Inc.	4,574	52,647
Equity Commonwealth (a)	4,882	92,172
Highwoods Properties, Inc.	1,300	34,034
Hudson Pacific Properties, Inc.	6,263	40,396
JBG SMITH Properties	4,506	72,321
Kilroy Realty Corp.	1,322	48,160
NET Lease Office Properties	143	3,403
Office Properties Income Trust	2,523	5,147
Orion Office REIT, Inc.	2,758	9,681
Paramount Group, Inc.	9,034	42,369
Peakstone Realty Trust	1,699	27,405
Piedmont Office Realty Trust, Inc., Class A	6,000	42,180
Postal Realty Trust, Inc., Class A	879	12,587
SL Green Realty Corp.	3,043	167,761
Vornado Realty Trust	2,100	60,417
		1,354,045
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	4,648	26,075
CompX International, Inc.	19	652
HNI Corp.	2,160	97,481
Interface, Inc.	2,622	44,102
MillerKnoll, Inc.	3,438	85,125
MSA Safety, Inc.	400	77,436
NL Industries, Inc.	196	1,436
Pitney Bowes, Inc.	7,975	34,532
Steelcase, Inc., Class A	4,273	55,891
		422,730
Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc. (a)	4,719	64,367
Helmerich & Payne, Inc.	4,581	192,677
Nabors Industries Ltd. (a)	432	37,208
Noble Corp. PLC	5,337	258,791
Patterson-UTI Energy, Inc.	16,646	198,753
Valaris Ltd. (a)	2,824	212,535
		964,331
Oil & Gas Equipment & Services - 0.3%
Archrock, Inc.	6,514	128,130
Atlas Energy Solutions, Inc.	888	20,087
Baker Hughes Co.	10,333	346,156
Bristow Group, Inc. (a)	1,104	30,029
Cactus, Inc., Class A	3,114	155,980
ChampionX Corp.	9,193	329,937
Core Laboratories, Inc.	2,215	37,832

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
DMC Global, Inc. (a)	872	$16,995
Dril-Quip, Inc. (a)	1,551	34,944
Expro Group Holdings NV (a)	4,284	85,552
Forum Energy Technologies, Inc. (a)	546	10,909
Halliburton Co.	9,082	358,012
Helix Energy Solutions Group, Inc. (a)	6,654	72,129
KLX Energy Services Holdings, Inc. (a)	758	5,867
Kodiak Gas Services, Inc.	789	21,571
Liberty Energy, Inc.	7,724	160,041
Mammoth Energy Services, Inc. (a)	1,472	5,358
Newpark Resources, Inc. (a)	3,422	24,707
NOV, Inc.	4,000	78,080
Oceaneering International, Inc. (a)	4,704	110,074
Oil States International, Inc. (a)	3,193	19,669
ProFrac Holding Corp., Class A (a)	1,443	12,063
ProPetro Holding Corp. (a)	4,241	34,267
Ranger Energy Services, Inc.	863	9,743
RPC, Inc.	3,971	30,736
Schlumberger NV	14,150	775,562
SEACOR Marine Holdings, Inc. (a)	1,059	14,762
Select Water Solutions, Inc.	3,671	33,883
Solaris Oilfield Infrastructure, Inc., Class A	1,548	13,421
Tenaris SA	4,264	84,343
TETRA Technologies, Inc. (a)	5,832	25,836
Tidewater, Inc. (a)	2,174	200,008
U.S. Silica Holdings, Inc. (a)	3,560	44,180
Weatherford International PLC (a)	3,368	388,735
		3,719,598
Oil & Gas Exploration & Production - 0.6%
Amplify Energy Corp. (a)	1,763	11,653
Antero Resources Corp. (a)	2,800	81,200
APA Corp.	2,800	96,264
Berry Corp.	3,492	28,111
California Resources Corp.	3,278	180,618
Chesapeake Energy Corp.	1,300	115,479
Chord Energy Corp.	1,981	353,093
Civitas Resources, Inc.	3,795	288,078
CNX Resources Corp. (a)	7,359	174,555
Comstock Resources, Inc.	4,335	40,229
ConocoPhillips	12,072	1,536,524
Coterra Energy, Inc.	6,827	190,337
Crescent Energy Co., Class A	3,521	41,900
Devon Energy Corp.	6,629	332,643
Diamondback Energy, Inc.	1,831	362,849
Empire Petroleum Corp. (a)	548	2,800
EOG Resources, Inc.	5,881	751,827
EQT Corp.	3,702	137,233
Evolution Petroleum Corp.	1,728	10,610
Granite Ridge Resources, Inc.	1,530	9,945
Gulfport Energy Corp. (a)	524	83,903
Hess Corp.	2,713	414,112
HighPeak Energy, Inc.	488	7,696
Magnolia Oil & Gas Corp., Class A	8,390	217,720
Marathon Oil Corp.	6,287	178,174
Matador Resources Co.	5,362	358,021
Murphy Oil Corp.	6,884	314,599
	Number of Shares	Fair Value
Northern Oil & Gas, Inc.	4,134	$164,037
Ovintiv, Inc.	2,800	145,320
Permian Resources Corp.	21,580	381,103
Pioneer Natural Resources Co.	2,319	608,737
PrimeEnergy Resources Corp. (a)	26	2,607
Range Resources Corp.	2,600	89,518
Riley Exploration Permian, Inc.	373	12,309
Ring Energy, Inc. (a)	4,878	9,561
SandRidge Energy, Inc.	1,610	23,458
SilverBow Resources, Inc. (a)	1,134	38,715
Sitio Royalties Corp., Class A	3,824	94,529
SM Energy Co.	5,489	273,627
Southwestern Energy Co. (a)	12,300	93,234
Talos Energy, Inc. (a)	6,487	90,364
Tellurian, Inc. (a)	26,470	17,507
Texas Pacific Land Corp.	195	112,809
VAALCO Energy, Inc.	5,147	35,875
Vital Energy, Inc. (a)	1,079	56,691
Vitesse Energy, Inc.	1,119	26,554
W&T Offshore, Inc.	5,025	13,316
		8,610,044
Oil & Gas Refining & Marketing - 0.2%
Clean Energy Fuels Corp. (a)	7,925	21,239
CVR Energy, Inc.	1,404	50,067
Delek U.S. Holdings, Inc.	3,005	92,374
FutureFuel Corp.	1,304	10,497
Gevo, Inc. (a)	10,166	7,815
Green Plains, Inc. (a)	2,838	65,615
HF Sinclair Corp.	1,600	96,592
Marathon Petroleum Corp.	3,668	739,102
Par Pacific Holdings, Inc. (a)	2,587	95,874
PBF Energy, Inc., Class A	5,225	300,803
Phillips 66 Co.	4,391	717,226
REX American Resources Corp. (a)	703	41,273
Valero Energy Corp.	3,386	577,956
Vertex Energy, Inc. (a)	3,590	5,026
World Kinect Corp.	2,781	73,557
		2,895,016
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	4,100	57,646
Cheniere Energy, Inc.	2,379	383,685
DHT Holdings, Inc.	6,392	73,508
Dorian LPG Ltd.	1,599	61,498
DT Midstream, Inc.	750	45,825
Equitrans Midstream Corp.	20,487	255,883
Excelerate Energy, Inc., Class A	892	14,290
International Seaways, Inc.	1,901	101,133
Kinder Morgan, Inc.	18,917	346,938
Kinetik Holdings, Inc.	1,700	67,779
New Fortress Energy, Inc.	900	27,531
NextDecade Corp. (a)	3,889	22,089
Nordic American Tankers Ltd.	9,958	39,035
ONEOK, Inc.	5,855	469,395
Overseas Shipholding Group, Inc., Class A	2,733	17,491
Targa Resources Corp.	2,247	251,642
Williams Cos., Inc.	11,937	465,185
		2,700,553

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Other Specialized REITs - 0.1%
EPR Properties	700	$29,715
Farmland Partners, Inc.	2,225	24,697
Four Corners Property Trust, Inc.	4,234	103,606
Gaming & Leisure Properties, Inc.	2,511	115,682
Gladstone Land Corp.	1,686	22,491
Iron Mountain, Inc.	2,900	232,609
Lamar Advertising Co., Class A	900	107,469
Outfront Media, Inc.	6,897	115,801
Safehold, Inc.	2,312	47,627
Uniti Group, Inc.	11,044	65,160
VICI Properties, Inc.	10,259	305,616
		1,170,473
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	1,136	12,303
Academy Sports & Outdoors, Inc.	3,392	229,096
BARK, Inc. (a)	5,659	7,017
Bath & Body Works, Inc.	2,298	114,946
Big 5 Sporting Goods Corp.	1,275	4,488
Build-A-Bear Workshop, Inc.	578	17,265
Dick's Sporting Goods, Inc.	487	109,507
Envela Corp. (a)	265	1,224
Five Below, Inc. (a)	600	108,828
Hibbett, Inc.	526	40,402
Leslie's, Inc. (a)	8,218	53,417
MarineMax, Inc. (a)	1,034	34,391
National Vision Holdings, Inc. (a)	3,620	80,219
ODP Corp. (a)	1,515	80,371
PetMed Express, Inc.	940	4,503
Rent the Runway, Inc., Class A (a)	1,423	491
Sally Beauty Holdings, Inc. (a)	4,955	61,541
Signet Jewelers Ltd.	2,073	207,445
Sportsman's Warehouse Holdings, Inc. (a)	1,511	4,699
Tractor Supply Co.	1,103	288,677
Ulta Beauty, Inc. (a)	441	230,590
Warby Parker, Inc., Class A (a)	4,024	54,767
Winmark Corp.	130	47,021
		1,793,208
Packaged Foods & Meats - 0.5%
B&G Foods, Inc.	3,774	43,175
Beyond Meat, Inc. (a)	2,947	24,401
BRC, Inc., Class A (a)	1,589	6,801
Calavo Growers, Inc.	866	24,083
Cal-Maine Foods, Inc.	1,923	113,169
Campbell Soup Co.	2,000	88,900
Conagra Brands, Inc.	4,600	136,344
Dole PLC	3,476	41,469
Flowers Foods, Inc.	2,100	49,875
Freshpet, Inc. (a)	400	46,344
General Mills, Inc.	5,630	393,931
Hain Celestial Group, Inc. (a)	4,354	34,222
Hershey Co.	1,494	290,583
Hormel Foods Corp.	2,978	103,902
J & J Snack Foods Corp.	705	101,915
J M Smucker Co.	1,021	128,513
JBS SA	12,000	51,543
John B Sanfilippo & Son, Inc.	436	46,181
	Number of Shares	Fair Value
Kellanova	2,795	$160,126
Kraft Heinz Co.	8,329	307,340
Lamb Weston Holdings, Inc.	1,386	147,651
Lancaster Colony Corp.	919	190,812
McCormick & Co., Inc.	2,577	197,939
Mission Produce, Inc. (a)	2,160	25,639
Mondelez International, Inc., Class A	13,659	956,130
Nestle SA	24,589	2,613,963
Pilgrim's Pride Corp. (a)	303	10,399
Post Holdings, Inc. (a)	600	63,768
Seaboard Corp.	1	3,224
Seneca Foods Corp., Class A (a)	250	14,225
Simply Good Foods Co. (a)	4,267	145,206
TreeHouse Foods, Inc. (a)	2,411	93,908
Tyson Foods, Inc., Class A	2,971	174,487
Utz Brands, Inc.	3,347	61,719
Vital Farms, Inc. (a)	1,473	34,247
Westrock Coffee Co. (a)	1,243	12,840
WK Kellogg Co.	762	14,326
		6,953,300
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	14,000	133,140
Avery Dennison Corp.	842	187,977
Graphic Packaging Holding Co.	3,000	87,540
International Paper Co.	3,623	141,369
Packaging Corp. of America	883	167,576
Pactiv Evergreen, Inc.	1,853	26,535
Ranpak Holdings Corp. (a)	2,152	16,936
Sealed Air Corp.	1,505	55,986
Sonoco Products Co.	1,100	63,624
Westrock Co.	2,600	128,570
		1,009,253
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	750	32,798
Glatfelter Corp. (a)	2,964	5,928
Sylvamo Corp.	1,675	103,414
		142,140
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,521	65,388
Allegiant Travel Co.	734	55,204
American Airlines Group, Inc. (a)	6,200	95,170
Blade Air Mobility, Inc. (a)	2,879	8,205
Delta Air Lines, Inc.	6,148	294,305
Frontier Group Holdings, Inc. (a)	1,651	13,390
Hawaiian Holdings, Inc. (a)	2,313	30,832
JetBlue Airways Corp. (a)	15,749	116,857
Joby Aviation, Inc. (a)	13,008	69,723
SkyWest, Inc. (a)	1,898	131,114
Southwest Airlines Co.	6,162	179,869
Spirit Airlines, Inc.	5,190	25,120
Sun Country Airlines Holdings, Inc. (a)	1,891	28,535
United Airlines Holdings, Inc. (a)	3,166	151,588
		1,265,300
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc.	200	24,492
Hertz Global Holdings, Inc. (a)	1,800	14,094

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Lyft, Inc., Class A (a)	3,215	$62,210
Uber Technologies, Inc. (a)	19,859	1,528,945
		1,629,741
Personal Care Products - 0.2%
Beauty Health Co. (a)	4,099	18,200
BellRing Brands, Inc. (a)	6,242	368,465
Coty, Inc., Class A (a)	4,300	51,428
Edgewell Personal Care Co.	2,356	91,036
elf Beauty, Inc. (a)	2,551	500,073
Estee Lauder Cos., Inc., Class A	2,366	364,719
Haleon PLC	62,700	263,834
Herbalife Ltd. (a)	4,481	45,034
Inter Parfums, Inc.	861	120,979
Kenvue, Inc.	16,774	359,970
Medifast, Inc.	521	19,965
Nature's Sunshine Products, Inc. (a)	562	11,673
Nu Skin Enterprises, Inc., Class A	2,363	32,680
USANA Health Sciences, Inc. (a)	529	25,656
Waldencast PLC, Class A (a)	1,123	7,299
		2,281,011
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	3,483	4,319
Amneal Pharmaceuticals, Inc. (a)	5,517	33,433
Amphastar Pharmaceuticals, Inc. (a)	1,801	79,082
Amylyx Pharmaceuticals, Inc. (a)	2,382	6,765
ANI Pharmaceuticals, Inc. (a)	683	47,216
Arvinas, Inc. (a)	2,407	99,361
Assertio Holdings, Inc. (a)	4,951	4,749
Atea Pharmaceuticals, Inc. (a)	3,339	13,490
Axsome Therapeutics, Inc. (a)	1,674	133,585
Biote Corp., Class A (a)	488	2,830
Bright Green Corp. (a)	2,110	514
Bristol-Myers Squibb Co.	20,339	1,102,984
Cara Therapeutics, Inc. (a)	2,213	2,014
Cassava Sciences, Inc. (a)	1,945	39,464
Catalent, Inc. (a)	1,829	103,247
Citius Pharmaceuticals, Inc. (a)	7,925	7,111
Collegium Pharmaceutical, Inc. (a)	1,572	61,025
Corcept Therapeutics, Inc. (a)	3,888	97,939
CorMedix, Inc. (a)	2,986	12,661
Edgewise Therapeutics, Inc. (a)	2,619	47,771
Elanco Animal Health, Inc. (a)	4,882	79,479
Eli Lilly & Co.	8,551	6,652,336
Enliven Therapeutics, Inc. (a)	1,129	19,859
Evolus, Inc. (a)	1,870	26,180
Eyenovia, Inc. (a)	973	959
EyePoint Pharmaceuticals, Inc. (a)	1,684	34,808
GSK PLC	37,841	816,756
Harmony Biosciences Holdings, Inc. (a)	1,491	50,068
Harrow, Inc. (a)	1,577	20,864
Ikena Oncology, Inc. (a)	1,532	2,175
Innoviva, Inc. (a)	2,784	42,428
Intra-Cellular Therapies, Inc. (a)	4,396	304,203
	Number of Shares	Fair Value
Jazz Pharmaceuticals PLC (a)	600	$72,252
Johnson & Johnson	24,302	3,844,333
Ligand Pharmaceuticals, Inc. (a)	769	56,214
Liquidia Corp. (a)	2,289	33,763
Longboard Pharmaceuticals, Inc. (a)	1,101	23,782
Marinus Pharmaceuticals, Inc. (a)	2,718	24,571
Merck & Co., Inc.	25,643	3,383,594
Neumora Therapeutics, Inc. (a)	741	10,189
NGM Biopharmaceuticals, Inc. (a)	1,322	2,102
Nuvation Bio, Inc. (a)	6,355	23,132
Ocular Therapeutix, Inc. (a)	5,265	47,911
Omeros Corp. (a)	2,632	9,080
Optinose, Inc. (a)	2,541	3,710
Organon & Co.	2,790	52,452
Pacira BioSciences, Inc. (a)	2,115	61,800
Perrigo Co. PLC	1,600	51,504
Pfizer, Inc.	56,515	1,568,291
Phathom Pharmaceuticals, Inc. (a)	1,676	17,799
Phibro Animal Health Corp., Class A	956	12,361
Pliant Therapeutics, Inc. (a)	2,704	40,290
Prestige Consumer Healthcare, Inc. (a)	2,342	169,936
Revance Therapeutics, Inc. (a)	4,362	21,461
Roche Holding AG	6,756	1,727,194
Royalty Pharma PLC, Class A	3,300	100,221
Sanofi SA	10,472	1,028,736
scPharmaceuticals, Inc. (a)	1,641	8,238
SIGA Technologies, Inc.	2,314	19,808
Supernus Pharmaceuticals, Inc. (a)	2,278	77,703
Taro Pharmaceutical Industries Ltd. (a)	363	15,369
Tarsus Pharmaceuticals, Inc. (a)	1,319	47,946
Terns Pharmaceuticals, Inc. (a)	1,868	12,254
Theravance Biopharma, Inc. (a)	2,127	19,079
Third Harmonic Bio, Inc. (a)	823	7,769
Trevi Therapeutics, Inc. (a)	1,451	5,006
Ventyx Biosciences, Inc. (a)	2,038	11,209
Verrica Pharmaceuticals, Inc. (a)	727	4,304
Viatris, Inc.	12,200	145,668
WaVe Life Sciences Ltd. (a)	3,678	22,693
Xeris Biopharma Holdings, Inc. (a)	6,977	15,419
Zevra Therapeutics, Inc. (a)	1,969	11,420
Zoetis, Inc.	4,592	777,012
		23,537,250
Property & Casualty Insurance - 0.5%
Allstate Corp.	2,691	465,570
Ambac Financial Group, Inc. (a)	2,007	31,369
American Coastal Insurance Corp., Class C (a)	929	9,931
American Financial Group, Inc.	681	92,943
AMERISAFE, Inc.	876	43,949
Arch Capital Group Ltd. (a)	3,600	332,784
Assured Guaranty Ltd.	400	34,900
Axis Capital Holdings Ltd.	900	58,518

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Chubb Ltd.	4,080	$1,057,250
Cincinnati Financial Corp.	1,565	194,326
CNA Financial Corp.	100	4,542
Donegal Group, Inc., Class A	770	10,888
Employers Holdings, Inc.	1,182	53,651
Fidelity National Financial, Inc.	2,700	143,370
First American Financial Corp.	1,100	67,155
Hanover Insurance Group, Inc.	400	54,468
Hartford Financial Services Group, Inc.	2,950	303,998
HCI Group, Inc.	354	41,092
Investors Title Co.	65	10,607
James River Group Holdings Ltd.	1,857	17,270
Kemper Corp.	600	37,152
Kinsale Capital Group, Inc.	237	124,363
Lemonade, Inc. (a)	2,471	40,549
Loews Corp.	1,800	140,922
Markel Group, Inc. (a)	140	213,007
MBIA, Inc. (a)	2,132	14,412
Mercury General Corp.	1,238	63,881
NI Holdings, Inc. (a)	294	4,454
Old Republic International Corp.	2,310	70,963
Palomar Holdings, Inc. (a)	1,138	95,399
ProAssurance Corp. (a)	2,280	29,321
Progressive Corp.	5,867	1,213,413
RLI Corp.	400	59,388
Safety Insurance Group, Inc.	662	54,410
Selective Insurance Group, Inc.	2,827	308,624
Skyward Specialty Insurance Group, Inc. (a)	1,356	50,728
Stewart Information Services Corp.	1,248	81,195
Tiptree, Inc.	1,100	19,008
Travelers Cos., Inc.	2,291	527,251
Trupanion, Inc. (a)	1,840	50,802
United Fire Group, Inc.	1,072	23,337
Universal Insurance Holdings, Inc.	1,089	22,129
W R Berkley Corp.	2,131	188,466
White Mountains Insurance Group Ltd.	24	43,063
		6,504,818
Publishing - 0.0% *
Gannett Co., Inc. (a)	7,293	17,795
John Wiley & Sons, Inc., Class A	1,690	64,440
New York Times Co., Class A	1,601	69,195
News Corp., Class A	3,894	101,945
News Corp., Class B	874	23,650
Scholastic Corp.	1,231	46,421
		323,446
Rail Transportation - 0.2%
CSX Corp.	19,584	725,979
FTAI Infrastructure, Inc.	4,434	27,845
Norfolk Southern Corp.	2,338	595,886
Union Pacific Corp.	6,128	1,507,059
		2,856,769
Real Estate Development - 0.0% *
Forestar Group, Inc. (a)	830	33,358
Howard Hughes Holdings, Inc. (a)	400	29,048
	Number of Shares	Fair Value
Maui Land & Pineapple Co., Inc. (a)	296	$6,411
Star Holdings (a)	599	7,739
Stratus Properties, Inc. (a)	332	7,580
		84,136
Real Estate Operating Companies - 0.0% *
DigitalBridge Group, Inc.	7,604	146,529
FRP Holdings, Inc. (a)	297	18,236
Kennedy-Wilson Holdings, Inc.	5,550	47,619
Transcontinental Realty Investors, Inc. (a)	80	3,012
		215,396
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	5,207	32,179
CBRE Group, Inc., Class A (a)	3,182	309,418
Compass, Inc., Class A (a)	13,170	47,412
CoStar Group, Inc. (a)	4,028	389,105
Cushman & Wakefield PLC (a)	7,762	81,191
Douglas Elliman, Inc. (a)	3,725	5,886
eXp World Holdings, Inc.	3,389	35,008
Jones Lang LaSalle, Inc. (a)	500	97,545
Marcus & Millichap, Inc.	1,111	37,963
Newmark Group, Inc., Class A	6,357	70,499
Opendoor Technologies, Inc. (a)	27,048	81,955
RE/MAX Holdings, Inc., Class A	747	6,551
Redfin Corp. (a)	5,171	34,387
Zillow Group, Inc., Class A (a)	400	19,144
Zillow Group, Inc., Class C (a)	1,400	68,292
		1,316,535
Regional Banks - 0.9%
1st Source Corp.	746	39,105
ACNB Corp.	404	15,190
Amalgamated Financial Corp.	880	21,120
Amerant Bancorp, Inc.	1,149	26,760
American National Bankshares, Inc.	523	24,978
Ameris Bancorp	3,110	150,462
Ames National Corp.	356	7,184
Arrow Financial Corp.	694	17,364
Associated Banc-Corp.	7,112	152,979
Atlantic Union Bankshares Corp.	3,523	124,397
Axos Financial, Inc. (a)	2,604	140,720
Banc of California, Inc.	6,554	99,686
BancFirst Corp.	1,030	90,671
Bancorp, Inc. (a)	2,438	81,575
Bank First Corp.	453	39,262
Bank of Hawaii Corp.	1,838	114,673
Bank of Marin Bancorp	700	11,739
Bank OZK	1,200	54,552
Bank7 Corp.	130	3,666
BankUnited, Inc.	3,479	97,412
Bankwell Financial Group, Inc.	294	7,626
Banner Corp.	1,595	76,560
Bar Harbor Bankshares	763	20,204
BayCom Corp.	604	12,448
BCB Bancorp, Inc.	722	7,545
Berkshire Hills Bancorp, Inc.	1,995	45,725
Blue Foundry Bancorp (a)	885	8,284
Blue Ridge Bankshares, Inc.	866	2,330
BOK Financial Corp.	300	27,600

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Bridgewater Bancshares, Inc. (a)	1,007	$11,721
Brookline Bancorp, Inc.	4,252	42,350
Burke & Herbert Financial Services Corp.	289	16,193
Business First Bancshares, Inc.	1,065	23,728
Byline Bancorp, Inc.	1,247	27,085
C&F Financial Corp.	136	6,664
Cadence Bank	8,549	247,921
Cambridge Bancorp	385	26,242
Camden National Corp.	721	24,168
Capital Bancorp, Inc.	466	9,707
Capital City Bank Group, Inc.	674	18,670
Capitol Federal Financial, Inc.	6,182	36,845
Capstar Financial Holdings, Inc.	952	19,135
Carter Bankshares, Inc. (a)	1,007	12,728
Cathay General Bancorp	3,263	123,439
Central Pacific Financial Corp.	1,345	26,564
Central Valley Community Bancorp	425	8,453
Chemung Financial Corp.	144	6,117
ChoiceOne Financial Services, Inc.	293	8,014
Citizens & Northern Corp.	663	12,451
Citizens Financial Group, Inc.	4,052	147,047
Citizens Financial Services, Inc.	163	8,020
City Holding Co.	693	72,224
Civista Bancshares, Inc.	750	11,535
CNB Financial Corp.	897	18,290
Coastal Financial Corp. (a)	492	19,124
Codorus Valley Bancorp, Inc.	400	9,104
Colony Bankcorp, Inc.	836	9,614
Columbia Banking System, Inc.	2,293	44,370
Columbia Financial, Inc. (a)	1,479	25,454
Commerce Bancshares, Inc.	1,179	62,723
Community Bank System, Inc.	2,496	119,883
Community Trust Bancorp, Inc.	695	29,642
ConnectOne Bancorp, Inc.	1,798	35,061
CrossFirst Bankshares, Inc. (a)	2,247	31,098
Cullen/Frost Bankers, Inc.	600	67,542
Customers Bancorp, Inc. (a)	1,333	70,729
CVB Financial Corp.	6,234	111,215
Dime Community Bancshares, Inc.	1,699	32,723
Eagle Bancorp, Inc.	1,374	32,275
East West Bancorp, Inc.	1,393	110,200
Eastern Bankshares, Inc.	7,254	99,960
Enterprise Bancorp, Inc.	453	11,764
Enterprise Financial Services Corp.	1,689	68,506
Equity Bancshares, Inc., Class A	666	22,890
Esquire Financial Holdings, Inc.	305	14,478
ESSA Bancorp, Inc.	356	6,490
Evans Bancorp, Inc.	312	9,316
Farmers & Merchants Bancorp, Inc.	611	13,619
Farmers National Banc Corp.	1,605	21,443
FB Financial Corp.	1,639	61,725
Fidelity D&D Bancorp, Inc.	203	9,831
Financial Institutions, Inc.	732	13,776
First Bancorp, Inc.	476	11,729
	Number of Shares	Fair Value
First Bancorp/Southern Pines NC	1,842	$66,533
First Bancshares, Inc.	1,400	36,330
First Bank	895	12,297
First Busey Corp.	2,397	57,648
First Business Financial Services, Inc.	390	14,625
First Commonwealth Financial Corp.	4,759	66,245
First Community Bankshares, Inc.	791	27,392
First Community Corp.	297	5,177
First Financial Bancorp	4,409	98,850
First Financial Bankshares, Inc.	6,137	201,355
First Financial Corp.	521	19,970
First Foundation, Inc.	2,331	17,599
First Hawaiian, Inc.	1,200	26,352
First Horizon Corp.	5,900	90,860
First Interstate BancSystem, Inc., Class A	3,868	105,248
First Merchants Corp.	2,766	96,533
First Mid Bancshares, Inc.	1,010	33,007
First of Long Island Corp.	1,047	11,611
First Western Financial, Inc. (a)	408	5,949
Five Star Bancorp	566	12,735
Flushing Financial Corp.	1,433	18,070
FNB Corp.	4,000	56,400
FS Bancorp, Inc.	285	9,892
Fulton Financial Corp.	7,537	119,763
FVCBankcorp, Inc. (a)	757	9,220
German American Bancorp, Inc.	1,365	47,284
Glacier Bancorp, Inc.	5,252	211,551
Great Southern Bancorp, Inc.	404	22,147
Greene County Bancorp, Inc.	348	10,019
Guaranty Bancshares, Inc.	403	12,235
Hancock Whitney Corp.	4,084	188,027
Hanmi Financial Corp.	1,529	24,342
HarborOne Bancorp, Inc.	1,867	19,902
HBT Financial, Inc.	580	11,043
Heartland Financial USA, Inc.	1,967	69,140
Heritage Commerce Corp.	2,980	25,568
Heritage Financial Corp.	1,554	30,132
Hilltop Holdings, Inc.	2,173	68,058
Hingham Institution For Savings The	65	11,340
Home Bancorp, Inc.	358	13,715
Home BancShares, Inc.	8,957	220,073
HomeStreet, Inc.	750	11,288
HomeTrust Bancshares, Inc.	732	20,013
Hope Bancorp, Inc.	5,333	61,383
Horizon Bancorp, Inc.	2,174	27,892
Huntington Bancshares, Inc.	14,246	198,732
Independent Bank Corp.	3,064	132,906
Independent Bank Group, Inc.	1,688	77,057
International Bancshares Corp.	2,522	141,585
John Marshall Bancorp, Inc.	544	9,748
Kearny Financial Corp.	2,552	16,435
Lakeland Bancorp, Inc.	3,032	36,687
Lakeland Financial Corp.	1,158	76,799
LCNB Corp.	622	9,915
Live Oak Bancshares, Inc.	1,555	64,548
M&T Bank Corp.	1,552	225,723
Macatawa Bank Corp.	1,283	12,561

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
MainStreet Bancshares, Inc.	411	$7,464
Mercantile Bank Corp.	699	26,905
Metrocity Bankshares, Inc.	935	23,338
Metropolitan Bank Holding Corp. (a)	481	18,519
Mid Penn Bancorp, Inc.	688	13,767
Middlefield Banc Corp.	339	8,095
Midland States Bancorp, Inc.	953	23,949
MidWestOne Financial Group, Inc.	637	14,931
MVB Financial Corp.	491	10,954
National Bank Holdings Corp., Class A	1,702	61,391
National Bankshares, Inc.	239	7,985
NBT Bancorp, Inc.	2,136	78,348
New York Community Bancorp, Inc.	6,900	22,218
Nicolet Bankshares, Inc.	629	54,088
Northeast Bank	322	17,819
Northeast Community Bancorp, Inc.	541	8,510
Northfield Bancorp, Inc.	1,827	17,758
Northrim BanCorp, Inc.	237	11,971
Northwest Bancshares, Inc.	5,935	69,143
Norwood Financial Corp.	312	8,490
Oak Valley Bancorp	282	6,988
OceanFirst Financial Corp.	2,839	46,588
Old National Bancorp	13,892	241,860
Old Second Bancorp, Inc.	2,094	28,981
Orange County Bancorp, Inc.	225	10,350
Origin Bancorp, Inc.	1,425	44,517
Orrstown Financial Services, Inc.	512	13,706
Pacific Premier Bancorp, Inc.	4,447	106,728
Park National Corp.	670	91,020
Parke Bancorp, Inc.	513	8,836
Pathward Financial, Inc.	1,212	61,182
PCB Bancorp	582	9,504
Peapack-Gladstone Financial Corp.	863	20,997
Penns Woods Bancorp, Inc.	400	7,764
Peoples Bancorp, Inc.	1,655	49,005
Peoples Financial Services Corp.	308	13,278
Pinnacle Financial Partners, Inc.	886	76,090
Pioneer Bancorp, Inc. (a)	624	6,121
Plumas Bancorp	233	8,572
Ponce Financial Group, Inc. (a)	809	7,200
Preferred Bank	604	46,369
Premier Financial Corp.	1,715	34,815
Primis Financial Corp.	1,102	13,411
Princeton Bancorp, Inc.	210	6,464
Prosperity Bancshares, Inc.	900	59,202
Provident Financial Services, Inc.	3,382	49,276
QCR Holdings, Inc.	803	48,774
RBB Bancorp	752	13,544
Red River Bancshares, Inc.	209	10,406
Regions Financial Corp.	9,277	195,188
Renasant Corp.	2,578	80,743
Republic Bancorp, Inc., Class A	372	18,972
S&T Bancorp, Inc.	1,769	56,750
Sandy Spring Bancorp, Inc.	1,990	46,128
Seacoast Banking Corp. of Florida	3,942	100,087
ServisFirst Bancshares, Inc.	2,395	158,932
	Number of Shares	Fair Value
Shore Bancshares, Inc.	1,344	$15,456
Sierra Bancorp	676	13,655
Simmons First National Corp., Class A	5,791	112,693
SmartFinancial, Inc.	811	17,088
South Plains Financial, Inc.	519	13,888
Southern First Bancshares, Inc. (a)	372	11,815
Southern Missouri Bancorp, Inc.	470	20,544
Southern States Bancshares, Inc.	323	8,372
Southside Bancshares, Inc.	1,312	38,350
SouthState Corp.	3,575	303,982
Stellar Bancorp, Inc.	2,245	54,688
Sterling Bancorp, Inc. (a)	1,317	6,796
Stock Yards Bancorp, Inc.	1,253	61,284
Summit Financial Group, Inc.	548	14,884
Synovus Financial Corp.	1,618	64,817
Texas Capital Bancshares, Inc. (a)	2,250	138,487
Third Coast Bancshares, Inc. (a)	638	12,773
Timberland Bancorp, Inc.	318	8,561
Tompkins Financial Corp.	673	33,845
Towne Bank	3,281	92,065
TriCo Bancshares	1,430	52,595
Triumph Financial, Inc. (a)	1,037	82,255
Truist Financial Corp.	13,498	526,152
TrustCo Bank Corp.	936	26,358
Trustmark Corp.	2,838	79,776
UMB Financial Corp.	2,083	181,200
United Bankshares, Inc.	6,165	220,645
United Community Banks, Inc.	5,432	142,970
Unity Bancorp, Inc.	364	10,046
Univest Financial Corp.	1,293	26,920
USCB Financial Holdings, Inc.	652	7,433
Valley National Bancorp	20,310	161,668
Veritex Holdings, Inc.	2,385	48,869
Virginia National Bankshares Corp.	279	8,398
WaFd, Inc.	3,158	91,677
Washington Trust Bancorp, Inc.	853	22,929
Webster Financial Corp.	1,672	84,887
WesBanco, Inc.	2,692	80,249
West BanCorp, Inc.	785	13,997
Westamerica BanCorp	1,195	58,412
Western Alliance Bancorp	1,100	70,609
Wintrust Financial Corp.	600	62,634
WSFS Financial Corp.	2,876	129,823
Zions Bancorp NA	1,575	68,355
		12,597,812
Reinsurance - 0.1%
Enstar Group Ltd. (a)	561	174,336
Everest Group Ltd.	435	172,912
Greenlight Capital Re Ltd., Class A (a)	1,282	15,987
Maiden Holdings Ltd. (a)	3,822	8,600
Reinsurance Group of America, Inc.	700	135,016
Swiss Re AG	2,766	356,076
		862,927
Renewable Electricity - 0.0% *
Altus Power, Inc. (a)	2,925	13,981

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Brookfield Renewable Corp., Class A	2,534	$62,252
Clearway Energy, Inc., Class C	1,300	29,965
Montauk Renewables, Inc. (a)	3,106	12,921
Ormat Technologies, Inc.	2,568	169,976
Sunnova Energy International, Inc. (a)	5,020	30,773
		319,868
Research & Consulting Services - 0.2%
Blacksky Technology, Inc. (a)	4,789	6,513
Booz Allen Hamilton Holding Corp.	1,324	196,535
CACI International, Inc., Class A (a)	169	64,022
CBIZ, Inc. (a)	2,253	176,861
Clarivate PLC (a)	5,512	40,954
CRA International, Inc.	312	46,669
Dun & Bradstreet Holdings, Inc.	2,000	20,080
Equifax, Inc.	1,191	318,616
Experian PLC	8,428	367,736
Exponent, Inc.	2,383	197,050
FiscalNote Holdings, Inc. (a)	2,217	2,949
Forrester Research, Inc. (a)	603	13,001
Franklin Covey Co. (a)	530	20,808
FTI Consulting, Inc. (a)	300	63,087
Huron Consulting Group, Inc. (a)	890	85,992
ICF International, Inc.	879	132,404
Innodata, Inc. (a)	1,425	9,405
Jacobs Solutions, Inc.	1,200	184,476
KBR, Inc.	1,400	89,124
Legalzoom.com, Inc. (a)	6,404	85,429
Leidos Holdings, Inc.	1,391	182,346
Mistras Group, Inc. (a)	833	7,963
NV5 Global, Inc. (a)	643	63,020
Parsons Corp. (a)	1,938	160,757
Planet Labs PBC (a)	8,633	22,014
Resources Connection, Inc.	1,637	21,543
Science Applications International Corp.	600	78,234
TransUnion	1,989	158,722
Verisk Analytics, Inc.	1,446	340,866
Willdan Group, Inc. (a)	588	17,046
		3,174,222
Restaurants - 0.5%
Aramark	2,200	71,544
Biglari Holdings, Inc., Class B (a)	39	7,398
BJ's Restaurants, Inc. (a)	1,101	39,834
Bloomin' Brands, Inc.	4,106	117,760
Brinker International, Inc. (a)	2,050	101,844
Carrols Restaurant Group, Inc.	1,608	15,292
Cheesecake Factory, Inc.	2,263	81,808
Chipotle Mexican Grill, Inc. (a)	280	813,896
Chuy's Holdings, Inc. (a)	771	26,006
Cracker Barrel Old Country Store, Inc.	1,028	74,767
Darden Restaurants, Inc.	1,200	200,580
Denny's Corp. (a)	2,349	21,047
Dine Brands Global, Inc.	758	35,232
Domino's Pizza, Inc.	280	139,126
DoorDash, Inc., Class A (a)	3,100	426,932
El Pollo Loco Holdings, Inc. (a)	1,196	11,649
	Number of Shares	Fair Value
First Watch Restaurant Group, Inc. (a)	1,005	$24,743
Jack in the Box, Inc.	944	64,645
Krispy Kreme, Inc.	4,051	61,717
Kura Sushi USA, Inc., Class A (a)	260	29,942
McDonald's Corp.	7,331	2,066,976
Nathan's Famous, Inc.	120	8,496
Noodles & Co. (a)	2,040	3,896
ONE Group Hospitality, Inc. (a)	1,141	6,355
Papa John's International, Inc.	1,540	102,564
Portillo's, Inc., Class A (a)	2,130	30,203
Potbelly Corp. (a)	1,135	13,745
RCI Hospitality Holdings, Inc.	436	25,288
Red Robin Gourmet Burgers, Inc. (a)	664	5,086
Shake Shack, Inc., Class A (a)	1,776	184,757
Starbucks Corp.	11,065	1,011,230
Sweetgreen, Inc., Class A (a)	4,590	115,943
Texas Roadhouse, Inc.	600	92,682
Wendy's Co.	1,700	32,028
Wingstop, Inc.	300	109,920
Yum! Brands, Inc.	2,881	399,451
		6,574,382
Retail REITs - 0.2%
Acadia Realty Trust	4,812	81,852
Agree Realty Corp.	1,200	68,544
Alexander's, Inc.	94	20,411
Brixmor Property Group, Inc.	3,500	82,075
CBL & Associates Properties, Inc.	1,202	27,538
Federal Realty Investment Trust	900	91,908
Getty Realty Corp.	2,217	60,635
InvenTrust Properties Corp.	3,173	81,578
Kimco Realty Corp.	6,134	120,288
Kite Realty Group Trust	10,327	223,889
Macerich Co.	10,168	175,195
NETSTREIT Corp.	3,294	60,511
NNN REIT, Inc.	1,800	76,932
Phillips Edison & Co., Inc.	5,710	204,818
Realty Income Corp.	8,516	460,715
Regency Centers Corp.	1,700	102,952
Retail Opportunity Investments Corp.	5,736	73,535
Saul Centers, Inc.	593	22,824
Simon Property Group, Inc.	3,263	510,627
SITE Centers Corp.	8,944	131,030
Tanger, Inc.	4,977	146,971
Urban Edge Properties	5,373	92,792
Whitestone REIT	2,235	28,049
		2,945,669
Security & Alarm Services - 0.0% *
Brink's Co.	2,122	196,030
CoreCivic, Inc. (a)	5,300	82,733
GEO Group, Inc. (a)	5,576	78,733
		357,496
Self Storage REITs - 0.1%
CubeSmart	2,300	104,006
Extra Space Storage, Inc.	2,054	301,938
National Storage Affiliates Trust	700	27,412

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Public Storage	1,608	$466,416
		899,772
Semiconductor Materials & Equipment - 0.4%
ACM Research, Inc., Class A (a)	2,346	68,363
Aehr Test Systems (a)	1,354	16,790
Amkor Technology, Inc.	5,270	169,905
Applied Materials, Inc.	8,434	1,739,344
Atomera, Inc. (a)	1,288	7,934
Axcelis Technologies, Inc. (a)	1,534	171,072
Cohu, Inc. (a)	2,176	72,526
Enphase Energy, Inc. (a)	1,346	162,839
Entegris, Inc.	1,582	222,334
FormFactor, Inc. (a)	3,626	165,454
Ichor Holdings Ltd. (a)	1,383	53,412
inTEST Corp. (a)	628	8,321
KLA Corp.	1,313	917,222
Lam Research Corp.	1,367	1,328,136
MKS Instruments, Inc.	600	79,800
Onto Innovation, Inc. (a)	2,316	419,381
PDF Solutions, Inc. (a)	1,451	48,855
Photronics, Inc. (a)	2,856	80,882
Teradyne, Inc.	1,629	183,800
Ultra Clean Holdings, Inc. (a)	2,078	95,463
Veeco Instruments, Inc. (a)	2,374	83,494
		6,095,327
Semiconductors - 3.1%
Advanced Micro Devices, Inc. (a)	16,112	2,908,055
Alpha & Omega Semiconductor Ltd. (a)	1,079	23,781
Ambarella, Inc. (a)	1,842	93,518
Analog Devices, Inc.	4,969	982,819
Broadcom, Inc.	4,308	5,709,866
CEVA, Inc. (a)	1,167	26,503
Cirrus Logic, Inc. (a)	600	55,536
Credo Technology Group Holding Ltd. (a)	5,915	125,339
Diodes, Inc. (a)	2,122	149,601
First Solar, Inc. (a)	1,111	187,537
GLOBALFOUNDRIES, Inc. (a)	800	41,688
Impinj, Inc. (a)	1,093	140,352
Intel Corp.	42,339	1,870,114
Lattice Semiconductor Corp. (a)	1,400	109,522
MACOM Technology Solutions Holdings, Inc. (a)	2,626	251,151
Marvell Technology, Inc.	8,721	618,145
Maxeon Solar Technologies Ltd. (a)	1,592	5,301
MaxLinear, Inc. (a)	3,657	68,276
Microchip Technology, Inc.	5,138	460,930
Micron Technology, Inc.	10,990	1,295,611
Monolithic Power Systems, Inc.	468	317,033
Navitas Semiconductor Corp. (a)	5,170	24,661
NVE Corp.	245	22,094
NVIDIA Corp.	23,875	21,572,495
ON Semiconductor Corp. (a)	4,417	324,870
Parade Technologies Ltd.	1,000	28,747
Power Integrations, Inc.	2,675	191,396
Qorvo, Inc. (a)	997	114,486
QUALCOMM, Inc.	11,151	1,887,864
Rambus, Inc. (a)	5,100	315,231
	Number of Shares	Fair Value
Semtech Corp. (a)	2,960	$81,370
Silicon Laboratories, Inc. (a)	1,496	215,005
SiTime Corp. (a)	850	79,246
SkyWater Technology, Inc. (a)	754	7,668
Skyworks Solutions, Inc.	1,673	181,219
SMART Global Holdings, Inc. (a)	2,480	65,274
Synaptics, Inc. (a)	1,858	181,266
Texas Instruments, Inc.	9,040	1,574,858
Transphorm, Inc. (a)	1,075	5,278
Universal Display Corp.	487	82,035
Wolfspeed, Inc. (a)	1,679	49,531
		42,445,272
Silver - 0.0% *
Hecla Mining Co.	28,607	137,600
Single-Family Residential REITs - 0.0% *
American Homes 4 Rent, Class A	3,400	125,052
Equity LifeStyle Properties, Inc.	1,802	116,049
Invitation Homes, Inc.	5,880	209,387
Sun Communities, Inc.	1,220	156,867
UMH Properties, Inc.	2,951	47,924
		655,279
Soft Drinks & Non-alcoholic Beverages - 0.4%
Celsius Holdings, Inc. (a)	1,500	124,380
Coca-Cola Co.	39,319	2,405,537
Coca-Cola Consolidated, Inc.	225	190,442
Keurig Dr Pepper, Inc.	9,691	297,223
Monster Beverage Corp. (a)	7,604	450,765
National Beverage Corp. (a)	1,092	51,826
PepsiCo, Inc.	13,825	2,419,513
Primo Water Corp.	7,333	133,534
Vita Coco Co., Inc. (a)	1,710	41,775
Zevia PBC, Class A (a)	869	1,017
		6,116,012
Specialized Consumer Services - 0.0% *
ADT, Inc.	1,200	8,064
Carriage Services, Inc.	684	18,495
European Wax Center, Inc., Class A (a)	1,711	22,209
Frontdoor, Inc. (a)	3,805	123,967
H&R Block, Inc.	1,600	78,576
Service Corp. International	1,578	117,104
WW International, Inc. (a)	2,759	5,104
		373,519
Specialized Finance - 0.0% *
Acacia Research Corp. (a)	1,489	7,936
A-Mark Precious Metals, Inc.	833	25,565
SWK Holdings Corp. (a)	217	3,780
		37,281
Specialty Chemicals - 0.3%
Albemarle Corp.	1,237	162,962
Ashland, Inc.	500	48,685
Aspen Aerogels, Inc. (a)	2,460	43,296
Avient Corp.	4,253	184,580
Axalta Coating Systems Ltd. (a)	1,800	61,902
Balchem Corp.	1,500	232,425
Celanese Corp.	1,000	171,860

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Danimer Scientific, Inc. (a)	5,105	$5,564
DuPont de Nemours, Inc.	4,276	327,841
Eastman Chemical Co.	1,077	107,937
Ecolab, Inc.	2,522	582,330
Ecovyst, Inc. (a)	4,230	47,165
Element Solutions, Inc.	2,400	59,952
Ginkgo Bioworks Holdings, Inc. (a)	14,700	17,052
HB Fuller Co.	2,548	203,178
Ingevity Corp. (a)	1,705	81,328
Innospec, Inc.	1,172	151,118
International Flavors & Fragrances, Inc.	2,413	207,494
Minerals Technologies, Inc.	1,525	114,802
NewMarket Corp.	75	47,596
Perimeter Solutions SA (a)	7,058	52,370
PPG Industries, Inc.	2,391	346,456
Quaker Chemical Corp.	652	133,823
Rayonier Advanced Materials, Inc. (a)	2,758	13,183
RPM International, Inc.	1,336	158,917
Sensient Technologies Corp.	1,975	136,650
Sherwin-Williams Co.	2,408	836,371
Stepan Co.	996	89,680
Valhi, Inc.	60	1,031
		4,627,548
Steel - 0.2%
Alpha Metallurgical Resources, Inc.	544	180,156
Arch Resources, Inc.	845	135,868
ATI, Inc. (a)	6,056	309,886
Carpenter Technology Corp.	2,299	164,195
Cleveland-Cliffs, Inc. (a)	5,237	119,089
Commercial Metals Co.	5,501	323,294
Haynes International, Inc.	569	34,208
Metallus, Inc. (a)	1,938	43,120
Nucor Corp.	2,493	493,365
Olympic Steel, Inc.	446	31,612
Radius Recycling, Inc.	1,289	27,237
Ramaco Resources, Inc., Class A	1,129	19,012
Ramaco Resources, Inc., Class B	225	2,824
Reliance, Inc.	498	166,422
Ryerson Holding Corp.	1,298	43,483
Steel Dynamics, Inc.	1,402	207,818
SunCoke Energy, Inc.	4,056	45,711
U.S. Steel Corp.	2,200	89,716
Warrior Met Coal, Inc.	2,430	147,501
Worthington Steel, Inc.	1,459	52,305
		2,636,822
Systems Software - 2.8%
A10 Networks, Inc.	3,344	45,779
Adeia, Inc.	4,969	54,261
Appian Corp., Class A (a)	1,911	76,344
CommVault Systems, Inc. (a)	2,074	210,366
Crowdstrike Holdings, Inc., Class A (a)	2,110	676,445
CyberArk Software Ltd. (a)	359	95,361
Dolby Laboratories, Inc., Class A	657	55,037
Fortinet, Inc. (a)	6,355	434,110
Gen Digital, Inc.	5,826	130,502
Gitlab, Inc., Class A (a)	1,000	58,320
Microsoft Corp.	74,819	31,477,850
	Number of Shares	Fair Value
Monday.com Ltd. (a)	293	$66,180
N-able, Inc. (a)	3,401	44,451
OneSpan, Inc. (a)	1,936	22,516
Oracle Corp.	15,533	1,951,100
Palo Alto Networks, Inc. (a)	3,074	873,416
Progress Software Corp.	2,104	112,164
Qualys, Inc. (a)	1,747	291,522
Rapid7, Inc. (a)	2,852	139,862
SentinelOne, Inc., Class A (a)	2,400	55,944
ServiceNow, Inc. (a)	2,028	1,546,147
SolarWinds Corp. (a)	2,556	32,257
Tenable Holdings, Inc. (a)	5,513	272,508
Teradata Corp. (a)	1,100	42,537
UiPath, Inc., Class A (a)	3,900	88,413
Varonis Systems, Inc. (a)	5,100	240,567
Xperi, Inc. (a)	2,128	25,664
Zscaler, Inc. (a)	879	169,322
Zuora, Inc., Class A (a)	6,540	59,645
		39,348,590
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	467	60,458
Avnet, Inc.	1,000	49,580
CDW Corp.	1,371	350,674
Climb Global Solutions, Inc.	177	12,546
ePlus, Inc. (a)	1,244	97,704
Insight Enterprises, Inc. (a)	1,333	247,298
PC Connection, Inc.	521	34,349
Richardson Electronics Ltd.	489	4,504
ScanSource, Inc. (a)	1,156	50,910
TD SYNNEX Corp.	500	56,550
		964,573
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	146,617	25,141,718
CompoSecure, Inc. (a)	1,047	7,570
Corsair Gaming, Inc. (a)	1,853	22,866
CPI Card Group, Inc. (a)	148	2,643
Eastman Kodak Co. (a)	2,847	14,093
Hewlett Packard Enterprise Co.	13,484	239,071
HP, Inc.	8,638	261,040
Immersion Corp.	1,329	9,941
Intevac, Inc. (a)	889	3,414
IonQ, Inc. (a)	7,858	78,502
NetApp, Inc.	2,167	227,470
Pure Storage, Inc., Class A (a)	3,000	155,970
Super Micro Computer, Inc. (a)	2,400	2,424,072
Turtle Beach Corp. (a)	925	15,947
Western Digital Corp. (a)	3,300	225,192
Xerox Holdings Corp.	5,443	97,430
		28,926,939
Telecom Tower REITs - 0.1%
American Tower Corp.	4,634	915,632
Crown Castle, Inc.	4,405	466,181
SBA Communications Corp.	1,015	219,951
		1,601,764
Timber REITs - 0.0% *
PotlatchDeltic Corp.	3,721	174,961
Rayonier, Inc.	1,600	53,184
Weyerhaeuser Co.	7,493	269,074
		497,219

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Tires & Rubber - 0.0% *
Goodyear Tire & Rubber Co. (a)	13,237	$181,744
Tobacco - 0.2%
Altria Group, Inc.	17,807	776,741
Ispire Technology, Inc. (a)	884	5,419
Philip Morris International, Inc.	15,591	1,428,447
Turning Point Brands, Inc.	775	22,708
Universal Corp.	1,118	57,823
Vector Group Ltd.	6,777	74,276
		2,365,414
Trading Companies & Distributors - 0.4%
Air Lease Corp.	1,200	61,728
Alta Equipment Group, Inc.	1,008	13,054
Applied Industrial Technologies, Inc.	1,826	360,726
Beacon Roofing Supply, Inc. (a)	2,967	290,825
BlueLinx Holdings, Inc. (a)	391	50,924
Boise Cascade Co.	1,881	288,489
Core & Main, Inc., Class A (a)	1,500	85,875
Custom Truck One Source, Inc. (a)	2,894	16,843
Distribution Solutions Group, Inc. (a)	512	18,166
DNOW, Inc. (a)	4,937	75,043
DXP Enterprises, Inc. (a)	616	33,098
EVI Industries, Inc.	291	7,246
Fastenal Co.	5,837	450,266
Ferguson PLC	2,100	458,703
FTAI Aviation Ltd.	4,671	314,358
GATX Corp.	1,684	225,707
Global Industrial Co.	591	26,465
GMS, Inc. (a)	1,902	185,141
H&E Equipment Services, Inc.	1,501	96,334
Herc Holdings, Inc.	1,331	224,007
Hudson Technologies, Inc. (a)	2,225	24,497
Karat Packaging, Inc.	334	9,556
McGrath RentCorp	1,160	143,109
MRC Global, Inc. (a)	3,816	47,967
MSC Industrial Direct Co., Inc., Class A	498	48,326
Rush Enterprises, Inc., Class A	2,885	154,405
Rush Enterprises, Inc., Class B	451	24,034
SiteOne Landscape Supply, Inc. (a)	500	87,275
Titan Machinery, Inc. (a)	1,030	25,554
Transcat, Inc. (a)	377	42,009
United Rentals, Inc.	693	499,729
Watsco, Inc.	271	117,064
WESCO International, Inc.	500	85,640
Willis Lease Finance Corp. (a)	116	5,756
WW Grainger, Inc.	466	474,062
Xometry, Inc., Class A (a)	1,571	26,534
		5,098,515
Transaction & Payment Processing Services - 0.9%
Affirm Holdings, Inc. (a)	2,346	87,412
AvidXchange Holdings, Inc. (a)	6,976	91,734
Block, Inc. (a)	5,532	467,897
Cantaloupe, Inc. (a)	2,925	18,808
Cass Information Systems, Inc.	619	29,817
Corpay, Inc. (a)	688	212,276
	Number of Shares	Fair Value
Euronet Worldwide, Inc. (a)	500	$54,965
Fidelity National Information Services, Inc.	6,068	450,124
Fiserv, Inc. (a)	5,947	950,450
Flywire Corp. (a)	4,963	123,132
Global Payments, Inc.	2,513	335,888
I3 Verticals, Inc., Class A (a)	1,136	26,003
International Money Express, Inc. (a)	1,410	32,190
Jack Henry & Associates, Inc.	738	128,213
Marqeta, Inc., Class A (a)	22,447	133,784
Mastercard, Inc., Class A	8,355	4,023,517
NCR Atleos Corp. (a)	650	12,838
Payoneer Global, Inc. (a)	12,326	59,904
PayPal Holdings, Inc. (a)	10,603	710,295
Paysafe Ltd. (a)	1,631	25,753
Paysign, Inc. (a)	1,138	4,165
Priority Technology Holdings, Inc. (a)	1,271	4,156
Remitly Global, Inc. (a)	6,473	134,250
Repay Holdings Corp. (a)	4,052	44,572
Shift4 Payments, Inc., Class A (a)	600	39,642
Toast, Inc., Class A (a)	3,800	94,696
Visa, Inc., Class A	16,093	4,491,234
Western Union Co.	4,000	55,920
WEX, Inc. (a)	392	93,112
		12,936,747
Water Utilities - 0.1%
American States Water Co.	1,740	125,698
American Water Works Co., Inc.	1,932	236,110
Artesian Resources Corp., Class A	410	15,215
Cadiz, Inc. (a)	2,368	6,867
California Water Service Group	2,712	126,054
Essential Utilities, Inc.	2,400	88,920
Global Water Resources, Inc.	695	8,924
Middlesex Water Co.	822	43,155
Pure Cycle Corp. (a)	800	7,600
SJW Group	1,492	84,432
York Water Co.	715	25,933
		768,908
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	3,102	27,236
Spok Holdings, Inc.	774	12,345
Telephone & Data Systems, Inc.	4,620	74,013
T-Mobile U.S., Inc.	4,915	802,226
		915,820
Total Common Stock (Cost $478,910,443)		616,435,420
Rights - 0.0%
Oil & Gas Exploration & Production - 0.0%
Empire Petroleum Corp. (expiring 04/03/24) (a)** (Cost $0)	548	—
Total Domestic Equity (Cost $478,910,443)		616,435,420
Foreign Equity - 20.8%
Common Stock - 20.6%
Advertising - 0.0% *
Dentsu Group, Inc.	2,000	55,370

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Focus Media Information Technology Co. Ltd., Class A	10,900	$9,758
Gambling.com Group Ltd. (a)	862	7,870
Informa PLC	12,497	131,220
Publicis Groupe SA	2,093	228,418
WPP PLC	9,719	92,524
		525,160
Aerospace & Defense - 0.3%
AECC Aero-Engine Control Co. Ltd., Class A	1,300	3,250
AECC Aviation Power Co. Ltd., Class A	2,100	9,710
Airbus SE	5,454	1,005,595
Aselsan Elektronik Sanayi Ve Ticaret AS	27,180	46,585
AviChina Industry & Technology Co. Ltd., Class H	35,000	13,774
BAE Systems PLC	27,847	474,723
Bharat Electronics Ltd.	64,856	156,692
CAE, Inc. (a)	3,202	66,181
Dassault Aviation SA	189	41,641
Elbit Systems Ltd.	265	55,558
Hanwha Aerospace Co. Ltd.	728	112,208
Hindustan Aeronautics Ltd.	3,262	130,124
Kongsberg Gruppen ASA	806	55,684
Korea Aerospace Industries Ltd.	1,232	46,123
Kuang-Chi Technologies Co. Ltd., Class A (a)	3,100	8,659
Leonardo SpA	3,658	91,971
Melrose Industries PLC	12,060	102,530
MTU Aero Engines AG	489	124,214
Rheinmetall AG	398	223,947
Rolls-Royce Holdings PLC (a)	77,237	416,330
Saab AB, Class B	788	70,158
Safran SA	3,142	712,775
Singapore Technologies Engineering Ltd.	15,400	45,871
Thales SA	862	147,138
		4,161,441
Agricultural & Farm Machinery - 0.0% *
Husqvarna AB, Class B	3,137	26,885
Kubota Corp.	9,100	142,292
		169,177
Agricultural Products & Services - 0.0% *
Beijing Dabeinong Technology Group Co. Ltd., Class A	7,600	5,150
Charoen Pokphand Indonesia Tbk. PT	152,000	50,331
IOI Corp. Bhd.	38,800	32,381
Kuala Lumpur Kepong Bhd.	6,937	32,684
New Hope Liuhe Co. Ltd., Class A (a)	3,200	4,130
Sime Darby Plantation Bhd.	21,300	19,577
Wilmar International Ltd.	18,806	47,795
		192,048
Air Freight & Logistics - 0.1%
Agility Public Warehousing Co. KSC (a)	22,511	48,740
Deutsche Post AG	9,095	392,069
DSV AS	1,604	260,579
Hyundai Glovis Co. Ltd.	309	41,452
	Number of Shares	Fair Value
JD Logistics, Inc. (a)(e)	41,900	$42,669
NIPPON EXPRESS HOLDINGS, Inc.	700	35,656
SF Holding Co. Ltd., Class A	7,300	36,538
SG Holdings Co. Ltd.	3,100	39,215
Yamato Holdings Co. Ltd.	2,500	35,944
YTO Express Group Co. Ltd., Class A	2,700	5,630
Yunda Holding Co. Ltd., Class A	3,600	3,560
ZTO Express Cayman, Inc. ADR	7,709	161,426
		1,103,478
Airport Services - 0.1%
Aena SME SA (e)	682	134,385
Aeroports de Paris SA	329	45,161
Airports of Thailand PCL NVDR	78,663	140,672
Auckland International Airport Ltd.	12,781	63,835
GMR Airports Infrastructure Ltd. (a)	26,195	25,629
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	109,235
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,525	111,202
Malaysia Airports Holdings Bhd.	19,943	41,715
Shanghai International Airport Co. Ltd., Class A (a)	1,300	6,385
		678,219
Alternative Carriers - 0.0% *
Liberty Latin America Ltd., Class A (a)	1,521	10,601
Liberty Latin America Ltd., Class C (a)	6,295	44,002
		54,603
Aluminum - 0.0% *
Aluminum Corp. of China Ltd., Class A	21,600	21,153
Aluminum Corp. of China Ltd., Class H	78,000	49,532
China Hongqiao Group Ltd.	51,500	57,906
Hindalco Industries Ltd.	22,482	151,021
Norsk Hydro ASA	11,920	65,266
Press Metal Aluminium Holdings Bhd.	71,800	70,693
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	6,823
United Co. RUSAL International PJSC (a)(c)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	9,192
		431,586
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	1,559	481,158
H & M Hennes & Mauritz AB, Class B	5,831	95,204
Industria de Diseno Textil SA	10,018	504,943
Lojas Renner SA	14,632	49,635
Pepkor Holdings Ltd. (e)	31,319	31,210
Topsports International Holdings Ltd. (e)	46,000	30,798
Trent Ltd.	3,424	162,081
Zalando SE (a)(e)	2,214	63,341

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
ZOZO, Inc.	1,400	$34,661
		1,453,031
Apparel, Accessories & Luxury Goods - 0.4%
adidas AG	1,485	331,987
ANTA Sports Products Ltd.	22,876	243,186
Bosideng International Holdings Ltd.	92,000	45,962
Burberry Group PLC	3,435	52,635
Cie Financiere Richemont SA, Class A	4,943	754,594
FF Group (a)(c)**	1,860	—
Gildan Activewear, Inc.	1,463	54,347
Hermes International SCA	291	743,586
Kering SA	682	269,839
Li Ning Co. Ltd.	42,319	112,469
LPP SA	17	65,225
LVMH Moet Hennessy Louis Vuitton SE	2,543	2,289,707
Moncler SpA	1,875	140,089
Page Industries Ltd.	96	39,655
Pandora AS	768	123,932
Shenzhou International Group Holdings Ltd.	14,900	141,072
Swatch Group AG	766	89,596
Titan Co. Ltd.	6,239	284,397
		5,782,278
Application Software - 0.3%
Beijing Kingsoft Office Software, Inc., Class A	441	18,161
Bit Digital, Inc. (a)	4,291	12,315
Constellation Software, Inc.	185	505,819
Dassault Systemes SE	6,119	271,214
Descartes Systems Group, Inc. (a)	766	70,133
Hundsun Technologies, Inc., Class A	1,456	4,560
Iflytek Co. Ltd., Class A	1,500	10,251
Kingdee International Software Group Co. Ltd. (a)	52,000	58,668
Nemetschek SE	570	56,463
Nice Ltd. (a)	577	150,750
Open Text Corp.	2,458	95,468
Sage Group PLC	9,290	148,514
SAP SE	9,614	1,873,738
Sapiens International Corp. NV	1,492	47,983
Shanghai Baosight Software Co. Ltd., Class A	1,872	9,919
Shanghai Baosight Software Co. Ltd., Class B	11,520	23,363
Temenos AG	636	45,530
Thunder Software Technology Co. Ltd., Class A (a)	500	3,559
WiseTech Global Ltd.	1,508	92,430
Xero Ltd. (a)	1,308	113,767
Yonyou Network Technology Co. Ltd., Class A	2,600	4,319
		3,616,924
Asset Management & Custody Banks - 0.1%
3i Group PLC	8,920	316,523
abrdn PLC	18,676	33,289
Amundi SA (e)	580	39,870
Brookfield Asset Management Ltd., Class A	3,192	134,214
Brookfield Corp.	12,757	534,319
	Number of Shares	Fair Value
China Cinda Asset Management Co. Ltd., Class H	91,556	$7,604
EQT AB	3,611	114,349
Hargreaves Lansdown PLC	3,086	28,692
HDFC Asset Management Co. Ltd. (e)	1,677	75,485
IGM Financial, Inc.	858	22,146
Julius Baer Group Ltd.	1,868	108,011
Onex Corp.	630	47,239
Partners Group Holding AG	208	297,440
Patria Investments Ltd., Class A	2,637	39,133
Reinet Investments SCA	2,142	51,833
Schroders PLC	7,392	35,167
St. James's Place PLC	5,097	29,908
		1,915,222
Automobile Manufacturers - 0.6%
Bayerische Motoren Werke AG	2,923	337,656
BYD Co. Ltd., Class A	2,200	63,142
BYD Co. Ltd., Class H	17,500	450,779
Chongqing Changan Automobile Co. Ltd., Class A	12,314	29,121
Dongfeng Motor Group Co. Ltd., Class H	30,000	12,534
Ferrari NV	1,158	505,258
Ford Otomotiv Sanayi AS	1,067	38,093
Geely Automobile Holdings Ltd.	115,000	135,770
Great Wall Motor Co. Ltd., Class A	800	2,514
Great Wall Motor Co. Ltd., Class H	47,033	52,283
Guangzhou Automobile Group Co. Ltd., Class A	10,400	12,763
Guangzhou Automobile Group Co. Ltd., Class H	38,000	15,586
Honda Motor Co. Ltd.	42,424	522,364
Hyundai Motor Co.	2,243	394,868
Isuzu Motors Ltd.	5,200	70,057
Kia Corp.	4,413	367,135
Li Auto, Inc., Class A (a)	20,100	311,524
Mahindra & Mahindra Ltd.	16,691	384,512
Maruti Suzuki India Ltd.	2,358	356,244
Mazda Motor Corp.	5,700	66,342
Mercedes-Benz Group AG	7,373	587,737
NIO, Inc. ADR (a)	24,623	110,803
Nissan Motor Co. Ltd.	23,600	93,124
Renault SA	1,736	87,735
SAIC Motor Corp. Ltd., Class A	5,000	10,296
Seres Group Co. Ltd., Class A (a)	3,600	44,973
Subaru Corp.	5,500	124,504
Suzuki Motor Corp.	14,400	163,748
Tata Motors Ltd.	29,419	350,196
Tata Motors Ltd., Class A	4,842	38,154
Tofas Turk Otomobil Fabrikasi AS (a)	2,560	21,583
Toyota Motor Corp.	97,661	2,455,963
Volkswagen AG	279	42,667
Volvo Car AB, Class B (a)	5,237	19,875
XPeng, Inc., Class A (a)	16,200	66,444
Zhejiang Leapmotor Technology Co. Ltd. (a)(e)	3,900	13,081
		8,359,428

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Automotive Parts & Equipment - 0.1%
Aisin Corp.	1,500	$61,023
Bharat Forge Ltd.	4,768	64,578
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,842
Continental AG	989	71,457
Denso Corp.	17,360	330,923
Fuyao Glass Industry Group Co. Ltd., Class A	900	5,324
Fuyao Glass Industry Group Co. Ltd., Class H (e)	13,356	67,237
Hanon Systems	2,623	11,651
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,008
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,471
Hyundai Mobis Co. Ltd.	1,049	203,761
Koito Manufacturing Co. Ltd.	1,900	25,548
Magna International, Inc.	2,475	134,957
Ningbo Tuopu Group Co. Ltd., Class A	800	7,047
Samvardhana Motherson International Ltd.	39,416	55,341
Sona Blw Precision Forgings Ltd. (e)	5,634	47,688
Sumitomo Electric Industries Ltd.	6,466	99,760
Tube Investments of India Ltd.	2,022	90,590
		1,290,206
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co. for Distribution PJSC	63,985	63,424
Hotai Motor Co. Ltd.	4,940	99,870
PTT Oil & Retail Business PCL NVDR	66,108	31,887
USS Co. Ltd.	3,800	31,373
Vibra Energia SA	22,500	112,420
Zhongsheng Group Holdings Ltd.	17,000	29,454
		368,428
Biotechnology - 0.1%
Akeso, Inc. (a)(e)	12,000	71,527
Argenx SE (a)	541	213,905
Aurinia Pharmaceuticals, Inc. (a)	6,359	31,859
BeiGene Ltd. (a)	12,500	151,889
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	112	1,071
Bloomage Biotechnology Corp. Ltd., Class A	1,087	8,405
Celltrion, Inc.	2,673	364,938
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	19,641
Fennec Pharmaceuticals, Inc. (a)	762	8,473
Genmab AS (a)	603	181,952
Grifols SA (a)	3,397	30,590
Hualan Biological Engineering, Inc., Class A	2,038	5,561
Imeik Technology Development Co. Ltd., Class A	300	13,983
Innovent Biologics, Inc. (a)(e)	21,000	101,157
PharmaEssentia Corp. (a)	5,000	49,994
Prothena Corp. PLC (a)	2,019	50,011
	Number of Shares	Fair Value
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	$5,325
Shenzhen Kangtai Biological Products Co. Ltd., Class A	800	2,405
SK Bioscience Co. Ltd. (a)	632	28,965
Swedish Orphan Biovitrum AB (a)	1,862	46,530
Walvax Biotechnology Co. Ltd., Class A	1,400	2,993
Zai Lab Ltd. ADR (a)	1,300	20,826
Zura Bio Ltd. (a)	788	2,025
		1,414,025
Brewers - 0.1%
Ambev SA	81,400	203,112
Anheuser-Busch InBev SA	7,976	486,351
Asahi Group Holdings Ltd.	4,400	161,179
Carlsberg AS, Class B	895	122,279
China Resources Beer Holdings Co. Ltd.	30,000	138,185
Chongqing Brewery Co. Ltd., Class A	100	890
Heineken Holding NV	1,172	94,679
Heineken NV	2,635	254,244
Kirin Holdings Co. Ltd.	7,000	97,221
Tsingtao Brewery Co. Ltd., Class A	800	9,271
Tsingtao Brewery Co. Ltd., Class H	8,924	61,345
		1,628,756
Broadcasting - 0.0% *
Vivendi SE	6,758	73,716
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.	278,500	2,499,808
Allegro.eu SA (a)(e)	9,220	76,495
Canadian Tire Corp. Ltd., Class A	521	52,013
Central Retail Corp. PCL NVDR	39,816	39,284
Coupang, Inc. (a)	11,200	199,248
Dollarama, Inc.	2,568	195,819
Falabella SA (a)	20,641	54,146
Global-e Online Ltd. (a)	900	32,715
GoTo Gojek Tokopedia Tbk. PT (a)	14,761,800	64,243
JD.com, Inc., Class A	39,776	548,375
Magazine Luiza SA (a)	41,281	14,845
MINISO Group Holding Ltd. ADR	1,400	28,700
Naspers Ltd., N Shares	3,129	554,797
Next PLC	1,102	128,519
Ozon Holdings PLC ADR (a)(c)**	1,300	—
Pan Pacific International Holdings Corp.	3,400	89,973
PDD Holdings, Inc. ADR (a)	10,157	1,180,751
Pepco Group NV (a)	2,698	12,178
Prosus NV	13,422	421,464
Rakuten Group, Inc. (a)	13,500	76,355
Vipshop Holdings Ltd. ADR	6,434	106,483
Wesfarmers Ltd.	10,418	464,895
Woolworths Holdings Ltd.	14,667	45,861
Zhejiang China Commodities City Group Co. Ltd., Class A	9,800	11,838
		6,898,805

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Building Products - 0.1%
AGC, Inc.	1,900	$68,822
Assa Abloy AB, Class B	9,178	263,599
Astral Ltd.	2,378	56,775
Beijing New Building Materials PLC, Class A	1,600	6,305
Cie de Saint-Gobain SA	4,178	324,565
Daikin Industries Ltd.	2,452	333,911
Geberit AG	305	180,487
Kingspan Group PLC	1,415	129,072
Nibe Industrier AB, Class B	13,611	66,906
Rockwool AS, Class B (a)	95	31,210
TOTO Ltd.	1,500	41,984
		1,503,636
Cargo Ground Transportation - 0.0% *
TFI International, Inc.	728	116,200
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	5,277	148,037
Entain PLC	6,455	65,022
Evolution AB (e)	1,674	208,315
Flutter Entertainment PLC (a)	1,623	323,735
Galaxy Entertainment Group Ltd.	20,000	100,429
Genting Bhd.	24,200	24,133
Genting Malaysia Bhd.	54,700	31,551
Genting Singapore Ltd.	55,400	36,328
Kangwon Land, Inc.	1,128	13,758
La Francaise des Jeux SAEM (e)	994	40,558
Lottery Corp. Ltd.	19,999	67,194
OPAP SA	3,043	54,818
Sands China Ltd. (a)	24,400	68,744
Super Group SGHC Ltd. (a)	6,161	21,255
		1,203,877
Coal & Consumable Fuels - 0.1%
Adaro Energy Indonesia Tbk. PT	172,900	29,444
Cameco Corp.	3,958	171,511
China Coal Energy Co. Ltd., Class H	49,000	47,708
China Shenhua Energy Co. Ltd., Class A	7,600	40,447
China Shenhua Energy Co. Ltd., Class H	57,490	225,877
Coal India Ltd.	27,564	143,467
Encore Energy Corp. (a)	7,989	34,992
Exxaro Resources Ltd.	3,784	33,767
Inner Mongolia Yitai Coal Co. Ltd., Class B	27,700	52,796
Shaanxi Coal Industry Co. Ltd., Class A	15,100	51,994
Shanxi Coking Coal Energy Group Co. Ltd., Class A	3,800	5,344
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	14,360
United Tractors Tbk. PT	26,500	40,406
Yankuang Energy Group Co. Ltd., Class A	3,450	10,967
Yankuang Energy Group Co. Ltd., Class H	45,000	94,526
		997,606
Commercial Printing - 0.0% *
Cimpress PLC (a)	835	73,906
Dai Nippon Printing Co. Ltd.	1,800	54,971
	Number of Shares	Fair Value
TOPPAN Holdings, Inc.	2,000	$49,899
		178,776
Commodity Chemicals - 0.2%
Advanced Petrochemical Co.	3,349	35,004
Asahi Kasei Corp.	11,300	82,653
Barito Pacific Tbk. PT	342,922	20,439
Berger Paints India Ltd.	6,819	46,853
Canmax Technologies Co. Ltd., Class A	520	1,411
Formosa Chemicals & Fibre Corp.	55,000	94,005
Formosa Plastics Corp.	66,000	140,441
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	5,580
Hanwha Solutions Corp.	1,597	32,800
Hengli Petrochemical Co. Ltd., Class A (a)	4,300	8,114
Hengyi Petrochemical Co. Ltd., Class A (a)	4,700	4,156
Huafon Chemical Co. Ltd., Class A	4,900	4,434
Indorama Ventures PCL NVDR	44,595	29,211
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,700	2,082
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,800	5,192
Kum Yang Co. Ltd. (a)	396	33,268
Kumho Petrochemical Co. Ltd.	395	41,224
LB Group Co. Ltd., Class A	2,100	5,336
LG Chem Ltd.	857	280,097
Lotte Chemical Corp.	324	28,880
Mesaieed Petrochemical Holding Co.	65,734	35,404
Mitsui Chemicals, Inc.	1,600	46,791
Nan Ya Plastics Corp.	89,000	153,230
Orbia Advance Corp. SAB de CV	16,700	34,893
Orica Ltd.	4,459	53,119
Orion SA	2,571	60,470
Petronas Chemicals Group Bhd.	50,100	71,874
PTT Global Chemical PCL NVDR	35,138	36,595
Rongsheng Petrochemical Co. Ltd., Class A	13,350	19,950
Sahara International Petrochemical Co.	5,604	46,245
Sasa Polyester Sanayi AS (a)	14,830	19,711
Satellite Chemical Co. Ltd., Class A (a)	3,525	8,278
Saudi Aramco Base Oil Co.	1,204	53,739
Saudi Basic Industries Corp.	15,617	325,207
Saudi Industrial Investment Group	6,465	38,578
Saudi Kayan Petrochemical Co. (a)	11,878	28,567
Sinoma Science & Technology Co. Ltd., Class A	2,800	5,816
SKC Co. Ltd. (a)	278	24,697
Skshu Paint Co. Ltd., Class A	560	2,506
Supreme Industries Ltd.	1,181	59,929
Tongkun Group Co. Ltd., Class A (a)	3,400	6,280
Toray Industries, Inc.	14,000	67,121
Yanbu National Petrochemical Co.	5,910	58,698

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Yunnan Energy New Material Co. Ltd., Class A	500	$2,807
		2,161,685
Communications Equipment - 0.0% *
Accton Technology Corp.	9,000	128,939
BYD Electronic International Co. Ltd.	16,020	59,053
Nokia OYJ	48,656	172,937
Telefonaktiebolaget LM Ericsson, Class B	26,666	143,747
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	500	1,647
Yealink Network Technology Corp. Ltd., Class A	1,540	5,326
Zhongji Innolight Co. Ltd., Class A	500	10,653
ZTE Corp., Class A	6,900	26,088
ZTE Corp., Class H	10,000	19,932
		568,322
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,905	79,786
Bouygues SA	1,719	70,232
Budimex SA	294	51,608
China Communications Services Corp. Ltd., Class H	45,733	21,328
China Energy Engineering Corp. Ltd., Class A	34,900	10,095
China National Chemical Engineering Co. Ltd., Class A	10,700	9,815
China Railway Group Ltd., Class A	24,800	23,262
China Railway Group Ltd., Class H	97,000	47,964
China State Construction Engineering Corp. Ltd., Class A	41,900	30,125
China State Construction International Holdings Ltd.	32,000	34,918
Eiffage SA	662	75,178
Gamuda Bhd.	35,803	39,865
Hyundai Engineering & Construction Co. Ltd.	1,136	28,057
Kajima Corp.	3,800	77,710
Larsen & Toubro Ltd.	11,594	523,230
Metallurgical Corp. of China Ltd., Class A	24,100	11,385
Obayashi Corp.	6,500	77,028
Power Construction Corp. of China Ltd., Class A	21,000	14,288
Samsung Engineering Co. Ltd. (a)	3,098	57,990
Shimizu Corp.	5,100	32,839
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	10,029
Skanska AB, Class B	3,386	60,325
Stantec, Inc.	1,100	91,414
Taisei Corp.	1,700	61,813
Vinci SA	4,600	590,000
WSP Global, Inc.	1,138	189,850
		2,320,134
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA	2,677	40,852
Ashok Leyland Ltd.	30,667	62,968
	Number of Shares	Fair Value
China CSSC Holdings Ltd., Class A	2,700	$12,867
CRRC Corp. Ltd., Class A	30,500	27,810
CRRC Corp. Ltd., Class H	102,000	54,998
Cummins India Ltd.	2,829	101,972
Daimler Truck Holding AG	4,895	248,259
Doosan Bobcat, Inc.	1,139	45,687
Epiroc AB, Class A	5,985	112,562
Epiroc AB, Class B	3,496	59,277
Hanwha Ocean Co. Ltd. (a)	1,048	21,330
HD Hyundai Heavy Industries Co. Ltd.	443	39,060
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	670	59,821
Hitachi Construction Machinery Co. Ltd.	1,000	30,051
Knorr-Bremse AG	709	53,677
Komatsu Ltd.	8,514	251,069
Metso OYJ	5,966	70,908
Samsung Heavy Industries Co. Ltd. (a)	12,744	81,599
Sany Heavy Equipment International Holdings Co. Ltd.	22,000	14,139
Sany Heavy Industry Co. Ltd., Class A	14,300	28,461
Seatrium Ltd. (a)	408,689	23,923
Sinotruk Hong Kong Ltd.	16,000	39,292
Toyota Industries Corp.	1,300	134,986
Volvo AB, Class A	1,966	54,204
Volvo AB, Class B	13,849	375,736
Weichai Power Co. Ltd., Class A	7,800	17,522
Weichai Power Co. Ltd., Class H	31,401	59,861
XCMG Construction Machinery Co. Ltd., Class A	9,300	7,955
Zhuzhou CRRC Times Electric Co. Ltd.	12,400	39,292
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	9,622
		2,179,760
Construction Materials - 0.1%
Ambuja Cements Ltd.	12,561	92,224
Anhui Conch Cement Co. Ltd., Class A	2,769	8,474
Anhui Conch Cement Co. Ltd., Class H	19,581	40,731
Asia Cement Corp.	35,000	44,784
Cemex SAB de CV (a)	271,500	239,620
China Jushi Co. Ltd., Class A	4,114	5,933
China National Building Material Co. Ltd., Class H	59,243	20,362
Grasim Industries Ltd.	4,570	125,332
Heidelberg Materials AG	1,185	130,476
Semen Indonesia Persero Tbk. PT	43,992	16,370
Shree Cement Ltd.	179	55,121
Siam Cement PCL NVDR	13,565	94,802
Taiwan Cement Corp.	122,595	121,432
UltraTech Cement Ltd.	2,004	234,253
		1,229,914
Consumer Electronics - 0.1%
LG Electronics, Inc.	1,873	134,675
Panasonic Holdings Corp.	20,200	191,996

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Sharp Corp. (a)	2,200	$12,218
Sony Group Corp.	11,649	995,220
		1,334,109
Consumer Finance - 0.1%
Bajaj Finance Ltd.	4,725	410,465
Cholamandalam Investment & Finance Co. Ltd.	7,383	102,385
Krungthai Card PCL NVDR	24,365	30,550
Muangthai Capital PCL NVDR	7,500	9,558
Muthoot Finance Ltd.	1,370	24,318
Qifu Technology, Inc. ADR	2,400	44,232
SBI Cards & Payment Services Ltd.	5,531	45,265
Shriram Finance Ltd.	4,845	137,085
		803,858
Consumer Staples Merchandise Retail - 0.1%
Aeon Co. Ltd.	5,975	141,494
Atacadao SA	6,800	18,516
Carrefour SA	5,125	87,868
Cencosud SA	26,788	46,429
Sendas Distribuidora SA	26,300	77,289
Wal-Mart de Mexico SAB de CV	84,086	338,939
		710,535
Copper - 0.1%
Amman Mineral Internasional PT (a)	93,100	51,380
Antofagasta PLC	3,565	91,826
First Quantum Minerals Ltd.	6,476	69,677
Jiangxi Copper Co. Ltd., Class A	300	930
Jiangxi Copper Co. Ltd., Class H	14,782	25,195
KGHM Polska Miedz SA	2,776	79,463
Lundin Mining Corp.	6,442	65,979
Southern Copper Corp.	2,490	265,235
		649,685
Data Processing & Outsourced Services - 0.0% *
Computershare Ltd.	4,857	82,735
Teleperformance SE	509	49,519
		132,254
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	14,459
Anhui Gujing Distillery Co. Ltd., Class B	1,900	26,729
Davide Campari-Milano NV	6,317	63,543
Diageo PLC	20,553	759,564
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	11,452
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,700	23,087
JiuGui Liquor Co. Ltd., Class A	400	3,127
Kweichow Moutai Co. Ltd., Class A	1,400	328,122
Luzhou Laojiao Co. Ltd., Class A	1,500	38,233
Pernod Ricard SA	1,874	303,487
Remy Cointreau SA	259	26,137
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	980	2,408
	Number of Shares	Fair Value
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,640	$55,364
Sichuan Swellfun Co. Ltd., Class A	600	3,941
Treasury Wine Estates Ltd.	7,919	64,321
United Spirits Ltd.	4,501	61,212
Wuliangye Yibin Co. Ltd., Class A	4,700	99,109
		1,884,295
Distributors - 0.0% *
D'ieteren Group	196	43,521
Diversified Banks - 2.9%
ABN AMRO Bank NV (e)	4,706	80,557
Absa Group Ltd.	14,226	111,284
Abu Dhabi Commercial Bank PJSC	49,700	113,687
Abu Dhabi Islamic Bank PJSC	27,848	82,811
Agricultural Bank of China Ltd., Class A	91,347	52,465
Agricultural Bank of China Ltd., Class H	474,717	200,163
AIB Group PLC	14,121	71,739
Akbank TAS	46,147	66,727
Al Rajhi Bank	34,542	765,349
Alinma Bank	17,033	198,919
Alpha Services & Holdings SA (a)	43,060	75,803
AMMB Holdings Bhd.	37,400	32,951
ANZ Group Holdings Ltd.	27,624	529,844
Arab National Bank	11,480	90,450
Axis Bank Ltd.	40,059	502,980
Banco Bilbao Vizcaya Argentaria SA	53,653	639,715
Banco BPM SpA	12,110	80,670
Banco Bradesco SA	23,067	58,710
Banco de Chile	667,199	74,145
Banco de Credito e Inversiones SA (a)	1,427	40,751
Banco del Bajio SA (e)	11,200	43,663
Banco do Brasil SA	14,600	165,147
Banco Santander Brasil SA	5,900	33,616
Banco Santander Chile	774,790	38,548
Banco Santander SA	148,779	726,521
Bancolombia SA	3,348	29,693
Bank AlBilad	8,744	113,191
Bank Al-Jazira (a)	6,739	35,937
Bank Central Asia Tbk. PT	977,700	621,276
Bank Hapoalim BM	11,520	108,418
Bank Leumi Le-Israel BM	13,822	115,331
Bank Mandiri Persero Tbk. PT	660,000	301,798
Bank Negara Indonesia Persero Tbk. PT	289,600	107,767
Bank of Baroda	14,547	46,055
Bank of Beijing Co. Ltd., Class A	31,600	24,591
Bank of China Ltd., Class A	42,794	25,816
Bank of China Ltd., Class H	1,343,868	554,618
Bank of Communications Co. Ltd., Class A	44,600	38,393
Bank of Communications Co. Ltd., Class H	132,127	86,774
Bank of Ireland Group PLC	9,560	97,569
Bank of Montreal	6,626	647,544
Bank of Nova Scotia	11,154	577,544
Bank of NT Butterfield & Son Ltd.	2,324	74,345

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Bank of Shanghai Co. Ltd., Class A	6,100	$5,638
Bank of the Philippine Islands	38,922	81,770
Bank Polska Kasa Opieki SA	3,502	159,699
Bank Rakyat Indonesia Persero Tbk. PT	1,205,609	460,040
Banque Saudi Fransi	10,354	107,529
Barclays PLC	138,895	321,441
BDO Unibank, Inc.	45,162	124,122
BNP Paribas SA	9,492	675,155
BOC Hong Kong Holdings Ltd.	33,500	89,673
Boubyan Bank KSCP	21,343	43,019
CaixaBank SA	34,229	166,094
Canadian Imperial Bank of Commerce	8,547	433,713
Capitec Bank Holdings Ltd.	1,480	163,801
Chang Hwa Commercial Bank Ltd.	82,324	46,688
China CITIC Bank Corp. Ltd., Class H	184,881	98,506
China Common Rich Renewable Energy Investments Ltd. (a)(c)**	64,000	—
China Construction Bank Corp., Class A	7,400	6,961
China Construction Bank Corp., Class H	1,613,000	972,773
China Everbright Bank Co. Ltd., Class A	30,820	13,244
China Everbright Bank Co. Ltd., Class H	46,883	13,478
China Merchants Bank Co. Ltd., Class A	24,600	109,034
China Merchants Bank Co. Ltd., Class H	62,000	245,181
China Minsheng Banking Corp. Ltd., Class A	46,100	25,779
China Minsheng Banking Corp. Ltd., Class H	136,700	47,334
China Zheshang Bank Co. Ltd., Class A	23,140	9,370
CIMB Group Holdings Bhd.	99,294	137,413
Commercial Bank PSQC (a)	60,675	82,239
Commercial International Bank - Egypt (CIB)	24,801	41,858
Commerzbank AG	9,586	131,792
Commonwealth Bank of Australia	15,410	1,209,836
Credicorp Ltd.	1,100	186,373
Credit Agricole SA	9,726	145,124
CTBC Financial Holding Co. Ltd.	302,000	305,742
Danske Bank AS	6,298	188,397
DBS Group Holdings Ltd.	16,674	445,142
DNB Bank ASA	8,442	167,383
Dubai Islamic Bank PJSC	54,537	86,732
E.Sun Financial Holding Co. Ltd.	251,647	213,483
Emirates NBD Bank PJSC	32,909	155,037
Erste Group Bank AG	3,129	139,566
Eurobank Ergasias Services & Holdings SA, Class A (a)	37,601	72,365
FinecoBank Banca Fineco SpA	5,510	82,627
First Abu Dhabi Bank PJSC	75,909	276,995
First Financial Holding Co. Ltd.	198,121	170,861
Grupo Financiero Banorte SAB de CV, Class O	45,500	482,791
Grupo Financiero Inbursa SAB de CV, Class O (a)	30,000	92,283
Gulf Bank KSCP	28,220	26,972
	Number of Shares	Fair Value
Haci Omer Sabanci Holding AS	18,817	$48,217
Hana Financial Group, Inc.	4,949	216,524
Hang Seng Bank Ltd.	6,900	75,511
HDFC Bank Ltd.	48,707	845,573
Hong Leong Bank Bhd.	9,900	40,495
HSBC Holdings PLC	176,329	1,378,808
Hua Nan Financial Holdings Co. Ltd.	159,089	113,836
Huaxia Bank Co. Ltd., Class A	22,200	19,783
ICICI Bank Ltd.	88,638	1,161,931
IDFC First Bank Ltd. (a)	56,845	51,391
IndusInd Bank Ltd.	3,982	74,147
Industrial & Commercial Bank of China Ltd., Class A	67,200	48,592
Industrial & Commercial Bank of China Ltd., Class H	1,087,505	547,473
Industrial Bank Co. Ltd., Class A	21,300	47,673
Industrial Bank of Korea	5,368	55,624
ING Groep NV	30,516	502,467
Intesa Sanpaolo SpA	134,302	487,790
Israel Discount Bank Ltd., Class A	12,411	64,465
Japan Post Bank Co. Ltd.	11,600	124,550
KakaoBank Corp.	3,129	65,311
Kasikornbank PCL	9,700	32,965
KB Financial Group, Inc.	6,591	344,176
KBC Group NV	2,284	171,240
Komercni Banka AS	1,230	44,129
Kotak Mahindra Bank Ltd.	19,134	409,625
Krung Thai Bank PCL NVDR	63,077	29,043
Kuwait Finance House KSCP	140,911	366,479
Lloyds Banking Group PLC	583,185	381,320
Malayan Banking Bhd.	96,489	196,729
Masraf Al Rayan QSC	115,237	75,137
mBank SA (a)	151	28,028
Mediobanca Banca di Credito Finanziario SpA	4,916	73,321
Mega Financial Holding Co. Ltd.	196,326	246,914
Metropolitan Bank & Trust Co.	32,670	37,863
Mitsubishi UFJ Financial Group, Inc.	102,182	1,036,370
Mizrahi Tefahot Bank Ltd.	1,537	57,852
Mizuho Financial Group, Inc.	22,100	436,320
Moneta Money Bank AS (e)	3,392	14,777
National Australia Bank Ltd.	28,671	647,940
National Bank of Canada	3,097	261,034
National Bank of Greece SA (a)	7,939	62,214
National Bank of Kuwait SAKP	130,725	407,984
NatWest Group PLC	52,045	174,555
Nedbank Group Ltd.	8,344	100,760
Nordea Bank Abp	29,110	324,515
NU Holdings Ltd., Class A (a)	23,260	277,492
OTP Bank Nyrt	4,063	187,085
Oversea-Chinese Banking Corp. Ltd.	31,030	310,162
Ping An Bank Co. Ltd., Class A	20,300	29,330
Piraeus Financial Holdings SA (a)	13,663	57,194
Postal Savings Bank of China Co. Ltd., Class A	34,100	22,356
Postal Savings Bank of China Co. Ltd., Class H (e)	148,675	77,696

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Powszechna Kasa Oszczednosci Bank Polski SA	16,037	$238,640
Public Bank Bhd.	252,300	224,421
Punjab National Bank	22,247	33,183
Qatar International Islamic Bank QSC (a)	21,548	64,685
Qatar Islamic Bank SAQ	29,919	156,128
Qatar National Bank QPSC	82,442	321,526
RHB Bank Bhd.	27,214	32,429
Riyad Bank	25,501	202,621
Royal Bank of Canada	12,945	1,306,888
Santander Bank Polska SA	547	78,118
Saudi Awwal Bank	17,442	192,999
Saudi Investment Bank	7,687	33,941
Saudi National Bank	51,659	561,975
Sberbank of Russia PJSC (c)**	192,160	—
SCB X PCL NVDR	13,396	41,854
Shanghai Commercial & Savings Bank Ltd.	69,565	104,880
Shanghai Pudong Development Bank Co. Ltd., Class A	33,600	33,182
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,800	17,116
Shinhan Financial Group Co. Ltd.	7,458	261,480
SinoPac Financial Holdings Co. Ltd.	192,921	129,605
Skandinaviska Enskilda Banken AB, Class A	14,500	196,563
Societe Generale SA	6,594	176,685
Standard Bank Group Ltd.	22,973	224,729
Standard Chartered PLC	20,671	175,320
State Bank of India	29,995	270,576
Sumitomo Mitsui Financial Group, Inc.	11,633	678,864
Sumitomo Mitsui Trust Holdings, Inc.	5,300	114,093
Svenska Handelsbanken AB, Class A	13,273	134,374
Swedbank AB, Class A	7,742	153,716
Taishin Financial Holding Co. Ltd.	196,512	110,219
Taiwan Business Bank	91,136	45,278
Taiwan Cooperative Financial Holding Co. Ltd.	185,067	150,350
TCS Group Holding PLC GDR (a)(c)**	500	—
Toronto-Dominion Bank	16,315	985,591
Turkiye Is Bankasi AS, Class C	158,653	55,071
UniCredit SpA	14,155	537,734
Union Bank of India Ltd.	14,179	26,096
United Overseas Bank Ltd.	11,600	251,924
VTB Bank PJSC (a)(c)**	70,264,000	—
Westpac Banking Corp.	32,168	547,745
Woori Financial Group, Inc.	10,107	109,535
Yapi ve Kredi Bankasi AS (a)	44,416	37,755
Yes Bank Ltd. (a)	185,403	51,573
		39,707,156
Diversified Capital Markets - 0.1%
Banco BTG Pactual SA	21,708	157,989
Deutsche Bank AG	17,749	279,521
Macquarie Group Ltd.	3,358	437,495
Mirae Asset Securities Co. Ltd.	2,723	16,444
UBS Group AG	30,254	931,771
		1,823,220
	Number of Shares	Fair Value
Diversified Chemicals - 0.1%
BASF SE	8,195	$468,462
Mitsubishi Chemical Group Corp.	11,500	69,853
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,000	23,741
Nissan Chemical Corp.	1,300	49,090
Pidilite Industries Ltd.	2,251	81,366
Sasol Ltd.	10,003	77,330
SRF Ltd.	2,942	90,312
		860,154
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	6,539	128,883
FirstRand Ltd.	87,707	285,915
Jio Financial Services Ltd. (a)	53,375	226,389
M&G PLC	22,383	62,347
Meritz Financial Group, Inc.	1,997	121,192
ORIX Corp.	10,700	233,167
Yuanta Financial Holding Co. Ltd.	183,373	172,466
		1,230,359
Diversified Metals & Mining - 0.3%
Anglo American PLC	11,639	286,973
BHP Group Ltd.	46,651	1,347,362
Boliden AB	2,459	68,359
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	5,259
China Rare Earth Resources & Technology Co. Ltd., Class A	500	1,860
CMOC Group Ltd., Class A	11,000	12,378
CMOC Group Ltd., Class H	57,000	48,432
GEM Co. Ltd., Class A	7,800	6,360
Glencore PLC	95,250	523,773
Grupo Mexico SAB de CV	55,042	324,952
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	10,672
Ivanhoe Mines Ltd., Class A (a)	6,069	72,474
Korea Zinc Co. Ltd.	131	44,226
Merdeka Copper Gold Tbk. PT (a)	198,993	28,616
Mineral Resources Ltd.	1,580	73,052
MMC Norilsk Nickel PJSC ADR (a)(c)**	8,131	—
MMC Norilsk Nickel PJSC (c)**	305	—
Pilbara Minerals Ltd.	27,609	68,986
Rio Tinto Ltd.	3,399	270,004
Rio Tinto PLC	10,351	656,018
Saudi Arabian Mining Co. (a)	21,228	285,832
Sinomine Resource Group Co. Ltd., Class A	1,120	5,618
South32 Ltd.	40,822	79,897
Sumitomo Metal Mining Co. Ltd.	2,200	65,166
Teck Resources Ltd., Class B	4,207	192,746
Vedanta Ltd.	11,044	35,971
Western Mining Co. Ltd., Class A	1,400	3,575
Yunnan Tin Co. Ltd., Class A	1,000	1,989
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	5,599
		4,526,149

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	68,917	$103,595
Ayala Land, Inc.	105,500	60,524
Barwa Real Estate Co.	31,838	24,134
City Developments Ltd.	4,500	19,506
Daito Trust Construction Co. Ltd.	500	56,890
Daiwa House Industry Co. Ltd.	5,400	160,097
DLF Ltd.	8,691	93,472
ESR Group Ltd. (e)	21,000	22,458
Mitsubishi Estate Co. Ltd.	10,300	186,815
Mitsui Fudosan Co. Ltd.	24,300	260,670
Nomura Real Estate Holdings, Inc.	996	28,055
Sumitomo Realty & Development Co. Ltd.	2,600	96,479
Sun Hung Kai Properties Ltd.	14,000	134,965
Swire Pacific Ltd., Class A	4,000	32,914
Wharf Holdings Ltd.	9,000	29,554
		1,310,128
Diversified REITs - 0.0% *
Covivio SA	449	23,131
Fibra Uno Administracion SA de CV	55,100	91,525
GPT Group	19,044	56,779
KDX Realty Investment Corp.	42	44,652
Land Securities Group PLC	7,054	58,652
Metro, Inc.	2,216	119,082
Mirvac Group	39,132	60,250
Nomura Real Estate Master Fund, Inc.	41	40,527
Stockland	21,440	67,839
		562,437
Diversified Support Services - 0.0% *
Brambles Ltd.	12,650	133,284
Element Fleet Management Corp.	3,932	63,603
Indian Railway Catering & Tourism Corp. Ltd.	5,615	62,591
RB Global, Inc.	3,493	266,176
		525,654
Drug Retail - 0.0% *
Alibaba Health Information Technology Ltd. (a)	104,000	42,257
Clicks Group Ltd.	4,784	74,808
JD Health International, Inc. (a)(e)	20,000	70,785
MatsukiyoCocokara & Co.	3,400	54,467
Nahdi Medical Co.	553	21,822
Raia Drogasil SA	20,124	110,037
		374,176
Education Services - 0.0% *
IDP Education Ltd.	2,982	34,863
New Oriental Education & Technology Group, Inc. (a)	26,300	229,011
Pearson PLC	5,633	74,147
TAL Education Group ADR (a)	7,100	80,585
		418,606
Electric Utilities - 0.3%
Acciona SA	224	27,301
BKW AG	193	29,656
Centrais Eletricas Brasileiras SA	19,427	161,842
	Number of Shares	Fair Value
CEZ AS	2,835	$101,349
Chubu Electric Power Co., Inc.	5,800	75,669
CK Infrastructure Holdings Ltd.	5,500	32,186
CLP Holdings Ltd.	15,000	119,499
CPFL Energia SA	5,400	37,553
EDP - Energias de Portugal SA	28,472	111,007
Elia Group SA	255	27,540
Emera, Inc.	2,783	98,035
Endesa SA	3,211	59,526
Enel Americas SA	212,573	20,699
Enel Chile SA	508,946	30,562
Enel SpA	74,690	493,590
Energisa SA	4,267	40,807
Equatorial Energia SA	15,892	103,342
Fortis, Inc.	4,458	176,310
Fortum OYJ	4,532	56,018
Hydro One Ltd. (e)	2,978	86,925
Iberdrola SA	56,412	700,332
Inter RAO UES PJSC (c)**	467,243	—
Interconexion Electrica SA ESP	4,165	21,314
Kansai Electric Power Co., Inc.	6,400	90,876
Korea Electric Power Corp.	5,036	82,671
Manila Electric Co.	4,930	31,309
Mercury NZ Ltd.	6,351	26,326
Origin Energy Ltd.	15,584	93,536
Orsted AS (a)(e)	1,712	95,286
PGE Polska Grupa Energetyczna SA (a)	10,086	18,216
Power Assets Holdings Ltd.	12,500	73,149
Power Grid Corp. of India Ltd.	75,250	249,833
Public Power Corp. SA (a)	3,866	48,559
Redeia Corp. SA	4,103	70,036
Saudi Electricity Co.	14,858	78,361
SSE PLC	9,986	208,144
Tata Power Co. Ltd.	26,496	125,233
Tenaga Nasional Bhd.	45,900	109,004
Terna - Rete Elettrica Nazionale	12,758	105,544
Tokyo Electric Power Co. Holdings, Inc. (a)	13,800	83,724
Verbund AG	679	49,682
		4,250,551
Electrical Components & Equipment - 0.2%
ABB Ltd.	14,706	683,951
CG Power & Industrial Solutions Ltd.	12,744	82,650
Contemporary Amperex Technology Co. Ltd., Class A	4,100	106,605
Ecopro BM Co. Ltd. (a)	870	179,332
Ecopro Co. Ltd. (a)	354	173,023
Ecopro Materials Co. Ltd. (a)	208	20,642
Eve Energy Co. Ltd., Class A	2,500	13,522
Fuji Electric Co. Ltd.	1,100	73,408
Ginlong Technologies Co. Ltd., Class A	300	2,450
Gotion High-tech Co. Ltd., Class A (a)	1,800	5,035
Havells India Ltd.	5,128	93,150
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	8,521
L&F Co. Ltd. (a)	474	62,038
Legrand SA	2,417	256,390
LG Energy Solution Ltd. (a)	833	248,430
NIDEC Corp.	3,800	156,273

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Polycab India Ltd.	511	$31,033
POSCO Future M Co. Ltd.	551	123,809
Prysmian SpA	2,388	124,800
SK IE Technology Co. Ltd. (a)(e)	583	31,656
Sungrow Power Supply Co. Ltd., Class A	1,900	27,007
Sunwoda Electronic Co. Ltd., Class A	800	1,507
TBEA Co. Ltd., Class A	5,460	11,378
Voltronic Power Technology Corp.	1,000	51,557
Walsin Lihwa Corp.	57,000	66,611
WEG SA	29,146	222,429
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	4,998
		2,862,205
Electronic Components - 0.2%
AUO Corp.	136,200	77,030
Avary Holding Shenzhen Co. Ltd., Class A	2,600	8,458
BOE Technology Group Co. Ltd., Class A	61,900	34,359
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	7,533
China Zhenhua Group Science & Technology Co. Ltd., Class A	200	1,504
Delta Electronics Thailand PCL NVDR	55,000	108,907
Delta Electronics, Inc.	35,000	374,568
E Ink Holdings, Inc.	15,000	106,395
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	800	3,761
Hamamatsu Photonics KK	1,400	49,157
Hirose Electric Co. Ltd.	274	28,062
Ibiden Co. Ltd.	1,100	48,958
Innolux Corp.	171,333	81,374
Kingboard Holdings Ltd.	17,000	34,667
Kyocera Corp.	11,700	155,657
Largan Precision Co. Ltd.	2,000	151,858
Lens Technology Co. Ltd., Class A	4,960	9,257
LG Display Co. Ltd. (a)	4,924	38,697
LG Innotek Co. Ltd.	236	34,622
Lingyi iTech Guangdong Co., Class A	8,000	6,005
Luxshare Precision Industry Co. Ltd., Class A	10,600	43,434
Maxscend Microelectronics Co. Ltd., Class A	128	1,771
Murata Manufacturing Co. Ltd.	14,600	273,440
Nan Ya Printed Circuit Board Corp.	4,000	24,747
Omron Corp.	1,597	56,897
Samsung Electro-Mechanics Co. Ltd.	1,056	117,582
Samsung SDI Co. Ltd.	920	326,314
Shengyi Technology Co. Ltd., Class A	1,400	3,382
Shennan Circuits Co. Ltd., Class A	800	9,758
Sunny Optical Technology Group Co. Ltd.	13,300	67,890
TDK Corp.	3,500	170,947
Unimicron Technology Corp.	24,000	142,484
Yageo Corp.	5,979	110,973
	Number of Shares	Fair Value
Zhen Ding Technology Holding Ltd.	15,665	$61,185
		2,771,633
Electronic Equipment & Instruments - 0.1%
Azbil Corp.	1,100	30,301
Halma PLC	3,440	102,903
Hexagon AB, Class B	18,989	225,007
Keyence Corp.	1,782	825,269
Shimadzu Corp.	2,400	66,650
SUPCON Technology Co. Ltd., Class A	1,570	10,025
TCL Technology Group Corp., Class A	14,329	9,197
Wuhan Guide Infrared Co. Ltd., Class A	4,550	4,544
Yokogawa Electric Corp.	2,100	48,190
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	7,181
		1,329,267
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	8,500	28,509
Fabrinet (a)	1,742	329,273
Foxconn Industrial Internet Co. Ltd., Class A	8,600	27,777
GoerTek, Inc., Class A	2,448	5,324
Hon Hai Precision Industry Co. Ltd.	217,000	1,054,369
Wingtech Technology Co. Ltd., Class A (a)	1,200	6,047
		1,451,299
Environmental & Facilities Services - 0.0% *
Li-Cycle Holdings Corp. (a)	6,869	7,075
Rentokil Initial PLC	22,953	136,771
		143,846
Fertilizers & Agricultural Chemicals - 0.0% *
ICL Group Ltd.	7,126	37,811
Nutrien Ltd.	4,524	246,016
OCI NV	950	26,050
PhosAgro PJSC (a)(c)**	13	—
PhosAgro PJSC GDR (a)(c)**	1,956	—
PI Industries Ltd.	1,633	75,726
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	7,227
SABIC Agri-Nutrients Co.	4,334	141,674
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	8,604
UPL Ltd.	7,182	39,267
Yara International ASA	1,659	52,437
		634,812
Financial Exchanges & Data - 0.1%
ASX Ltd.	1,744	75,572
B3 SA - Brasil Bolsa Balcao	104,400	250,074
Deutsche Boerse AG	1,742	356,800
East Money Information Co. Ltd., Class A	16,188	28,718
Euronext NV (e)	771	73,442
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	9,285
Hong Kong Exchanges & Clearing Ltd.	11,083	322,586
Japan Exchange Group, Inc.	4,600	124,160

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
London Stock Exchange Group PLC	3,824	$458,430
Moscow Exchange MICEX-Rates PJSC (c)**	17,461	—
Saudi Tadawul Group Holding Co.	719	52,298
Singapore Exchange Ltd.	8,636	58,934
TMX Group Ltd.	2,800	73,929
		1,884,228
Food Distributors - 0.0% *
Bid Corp. Ltd.	6,052	147,594
CP Axtra PCL	38,700	33,145
		180,739
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	7,053	402,932
Avenue Supermarts Ltd. (a)(e)	2,799	151,880
BIM Birlesik Magazalar AS	8,934	97,067
Coles Group Ltd.	12,172	134,521
CP ALL PCL NVDR	106,415	158,948
Dino Polska SA (a)(e)	940	91,389
East Buy Holding Ltd. (a)(e)	8,000	21,261
Empire Co. Ltd., Class A	1,394	34,076
Endeavour Group Ltd.	14,194	51,024
George Weston Ltd.	545	73,704
J Sainsbury PLC	16,544	56,512
Jeronimo Martins SGPS SA	2,867	56,911
Kesko OYJ, Class B	2,711	50,696
Kobe Bussan Co. Ltd.	1,400	34,300
Koninklijke Ahold Delhaize NV	8,718	260,996
Loblaw Cos. Ltd.	1,427	158,280
Ocado Group PLC (a)	5,385	30,959
President Chain Store Corp.	11,000	91,256
Seven & i Holdings Co. Ltd.	20,751	301,643
Shoprite Holdings Ltd.	9,134	119,354
Sumber Alfaria Trijaya Tbk. PT	242,800	44,563
Tesco PLC	64,554	241,871
Woolworths Group Ltd.	11,175	241,828
		2,905,971
Footwear - 0.0% *
Feng TAY Enterprise Co. Ltd.	5,600	27,647
Pou Chen Corp.	32,000	36,246
Puma SE	1,048	47,560
		111,453
Forest Products - 0.0% *
Svenska Cellulosa AB SCA, Class B	5,472	84,081
West Fraser Timber Co. Ltd.	521	45,030
		129,111
Gas Utilities - 0.1%
AltaGas Ltd.	2,804	61,996
APA Group	11,499	63,091
Beijing Enterprises Holdings Ltd.	12,500	36,255
Brookfield Infrastructure Corp., Class A	5,645	203,446
China Gas Holdings Ltd.	43,000	38,789
China Resources Gas Group Ltd.	13,600	43,356
Enagas SA	2,287	33,999
ENN Energy Holdings Ltd.	14,300	110,176
ENN Natural Gas Co. Ltd., Class A	5,300	13,979
	Number of Shares	Fair Value
GAIL India Ltd.	40,533	$87,989
Hong Kong & China Gas Co. Ltd.	100,650	76,261
Indraprastha Gas Ltd.	5,170	26,705
Kunlun Energy Co. Ltd.	82,000	68,417
Osaka Gas Co. Ltd.	3,400	76,337
Petronas Gas Bhd.	4,249	15,746
Snam SpA	18,214	86,081
Tokyo Gas Co. Ltd.	3,300	74,920
		1,117,543
Gold - 0.2%
Agnico Eagle Mines Ltd.	4,540	270,974
Aneka Tambang Tbk. PT	103,400	10,435
Anglogold Ashanti PLC	7,540	168,306
Barrick Gold Corp.	16,071	267,563
Caledonia Mining Corp. PLC	688	7,616
Cia de Minas Buenaventura SAA ADR	3,900	61,932
Endeavour Mining PLC	1,719	34,940
Franco-Nevada Corp.	1,755	209,316
Gold Fields Ltd.	15,956	256,071
Harmony Gold Mining Co. Ltd.	8,370	69,842
i-80 Gold Corp. (a)	9,932	13,309
Kinross Gold Corp.	12,424	76,293
Northern Star Resources Ltd.	10,396	98,141
Novagold Resources, Inc. (a)	11,425	34,275
Polymetal International PLC (a)(c)**	1,670	—
Polyus PJSC GDR (a)(c)**	977	—
Polyus PJSC (a)(c)**	122	—
Shandong Gold Mining Co. Ltd., Class A	3,000	10,809
Shandong Gold Mining Co. Ltd., Class H (e)	14,250	28,913
SSR Mining, Inc.	1,800	8,028
Wheaton Precious Metals Corp.	4,136	194,995
Zhaojin Mining Industry Co. Ltd., Class H	30,000	40,708
Zijin Mining Group Co. Ltd., Class A	22,900	50,781
Zijin Mining Group Co. Ltd., Class H	103,119	205,805
		2,119,052
Healthcare Distributors - 0.0% *
Amplifon SpA	1,182	43,148
EBOS Group Ltd.	1,413	28,948
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	900	3,552
Huadong Medicine Co. Ltd., Class A	1,700	7,193
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	3,992
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	12,994
Sinopharm Group Co. Ltd., Class H	27,600	70,706
		170,533
Healthcare Equipment - 0.1%
BioMerieux	404	44,614
Carl Zeiss Meditec AG	394	49,275
Cochlear Ltd.	596	131,238
Demant AS (a)	926	45,988
DiaSorin SpA	198	19,139

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Fisher & Paykel Healthcare Corp. Ltd.	5,270	$80,855
Getinge AB, Class B	2,264	45,608
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,816
Koninklijke Philips NV	7,069	142,048
Lepu Medical Technology Beijing Co. Ltd., Class A	2,300	4,372
Olympus Corp.	11,000	157,974
Shanghai United Imaging Healthcare Co. Ltd., Class A	2,064	37,278
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	42,405
Siemens Healthineers AG (a)(e)	2,570	157,432
Smith & Nephew PLC	7,924	99,259
Sonova Holding AG	461	133,637
Straumann Holding AG	1,018	162,753
Sysmex Corp.	4,500	79,909
Terumo Corp.	12,400	226,091
		1,662,691
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	10,282	18,212
Apollo Hospitals Enterprise Ltd.	1,873	142,757
Bangkok Dusit Medical Services PCL NVDR	203,911	157,876
Bumrungrad Hospital PCL NVDR	11,241	68,701
Dallah Healthcare Co.	522	24,580
Dr Sulaiman Al Habib Medical Services Group Co.	1,578	131,945
Hygeia Healthcare Holdings Co. Ltd. (e)	7,000	28,532
IHH Healthcare Bhd.	44,200	56,312
Max Healthcare Institute Ltd.	13,892	136,567
Mouwasat Medical Services Co.	1,444	52,516
Ramsay Health Care Ltd.	1,845	68,020
Rede D'Or Sao Luiz SA (e)	8,200	41,462
		927,480
Healthcare Services - 0.0% *
Fresenius Medical Care AG	1,846	71,075
Fresenius SE & Co. KGaA	3,828	103,356
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	3,898
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (a)	4,500	3,105
Nano-X Imaging Ltd. (a)	2,323	22,696
Sonic Healthcare Ltd.	4,082	78,321
Topchoice Medical Corp., Class A (a)	300	2,504
		284,955
Healthcare Supplies - 0.1%
Alcon, Inc.	4,584	380,380
Asahi Intecc Co. Ltd.	2,100	36,659
Coloplast AS, Class B	1,149	155,119
EssilorLuxottica SA	2,711	613,976
HLB, Inc. (a)	1,941	158,164
Hoya Corp.	3,200	398,242
	Number of Shares	Fair Value
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,400	$22,696
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	7,415
		1,772,651
Healthcare Technology - 0.0% *
M3, Inc.	4,400	63,059
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	830	63,301
Bharat Heavy Electricals Ltd.	15,137	44,883
Dongfang Electric Corp. Ltd., Class A	1,000	2,128
Doosan Enerbility Co. Ltd. (a)	8,283	107,794
Goldwind Science & Technology Co. Ltd., Class A	2,800	2,865
Ming Yang Smart Energy Group Ltd., Class A	600	777
Mitsubishi Electric Corp.	17,700	294,893
NARI Technology Co. Ltd., Class A	12,355	41,028
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	8,909
Siemens Energy AG (a)	4,691	86,152
Suzlon Energy Ltd. (a)	139,703	67,672
Vestas Wind Systems AS (a)	9,247	258,405
		978,807
Highways & Railtracks - 0.0% *
Bangkok Expressway & Metro PCL NVDR	177,383	38,892
CCR SA	20,900	57,703
Getlink SE	3,612	61,557
Jiangsu Expressway Co. Ltd., Class H	26,000	26,610
Promotora y Operadora de Infraestructura SAB de CV	3,155	33,409
Taiwan High Speed Rail Corp.	33,000	31,089
Transurban Group	28,256	245,544
Zhejiang Expressway Co. Ltd., Class H	22,080	14,162
		508,966
Home Building - 0.0% *
Barratt Developments PLC	9,845	59,149
Berkeley Group Holdings PLC	1,074	64,553
Iida Group Holdings Co. Ltd.	1,438	18,542
Persimmon PLC	3,178	52,832
Sekisui Chemical Co. Ltd.	3,600	52,521
Sekisui House Ltd.	5,458	123,842
Taylor Wimpey PLC	35,274	61,069
		432,508
Home Furnishing Retail - 0.0% *
Nitori Holdings Co. Ltd.	700	105,547
Home Furnishings - 0.0% *
Nien Made Enterprise Co. Ltd.	2,000	22,185
Oppein Home Group, Inc., Class A	500	4,419
		26,604
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	95,609	28,038

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Kingfisher PLC	18,960	$59,734
MR DIY Group M Bhd. (e)	42,900	13,596
		101,368
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	1,706	79,780
Amadeus IT Group SA	4,125	264,805
Asset World Corp. PCL NVDR	34,533	3,899
H World Group Ltd. ADR	3,700	143,190
Indian Hotels Co. Ltd.	12,126	85,948
InterContinental Hotels Group PLC	1,506	156,800
Minor International PCL NVDR	47,349	42,824
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	3,560
Tongcheng Travel Holdings Ltd. (a)	18,400	48,548
TravelSky Technology Ltd., Class H	21,000	25,437
Trip.com Group Ltd. (a)	9,750	430,042
Whitbread PLC	1,676	70,164
		1,354,997
Household Appliances - 0.0% *
Coway Co. Ltd.	967	40,440
Ecovacs Robotics Co. Ltd., Class A	400	1,960
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	22,137
Haier Smart Home Co. Ltd., Class A	10,300	35,580
Haier Smart Home Co. Ltd., Class H	43,600	135,650
Midea Group Co. Ltd., Class A	5,900	52,479
SEB SA	277	35,480
		323,726
Household Products - 0.1%
Essity AB, Class B	5,539	131,681
Henkel AG & Co. KGaA	933	67,270
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	56,895
Reckitt Benckiser Group PLC	6,547	373,165
Unicharm Corp.	3,300	105,076
Unilever Indonesia Tbk. PT	125,600	21,389
Vinda International Holdings Ltd.	4,000	11,985
		767,461
Human Resource & Employment Services - 0.1%
Adecco Group AG	1,622	64,217
Randstad NV	1,115	58,910
Recruit Holdings Co. Ltd.	13,237	579,788
		702,915
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co.	1,712	154,744
Adani Power Ltd. (a)	13,194	84,445
CGN Power Co. Ltd., Class H (e)	185,000	54,840
China National Nuclear Power Co. Ltd., Class A	32,100	39,570
China Power International Development Ltd.	116,000	47,577
China Resources Power Holdings Co. Ltd.	38,000	88,658
Eneva SA (a)	15,300	38,972
	Number of Shares	Fair Value
GD Power Development Co. Ltd., Class A	10,800	$7,453
Global Power Synergy PCL NVDR	13,498	19,422
Gulf Energy Development PCL NVDR	55,733	66,826
Huadian Power International Corp. Ltd., Class A	16,100	15,035
Huaneng Power International, Inc., Class A (a)	7,700	9,704
Huaneng Power International, Inc., Class H (a)	98,000	57,725
NTPC Ltd.	76,745	308,995
RWE AG	5,775	196,216
SDIC Power Holdings Co. Ltd., Class A	15,000	30,742
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,632
Zhejiang Zheneng Electric Power Co. Ltd., Class A (a)	11,500	10,311
		1,236,867
Industrial Conglomerates - 0.3%
Aboitiz Equity Ventures, Inc.	28,670	23,894
Alfa SAB de CV, Class A	67,600	50,308
Astra International Tbk. PT	361,400	117,390
Ayala Corp.	3,810	43,376
Bidvest Group Ltd.	5,628	72,076
Brookfield Business Corp., Class A	1,159	27,978
China Baoan Group Co. Ltd., Class A	1,200	1,737
CITIC Ltd.	90,000	86,476
CK Hutchison Holdings Ltd.	24,500	118,330
DCC PLC	995	72,399
Far Eastern New Century Corp.	60,000	61,962
Fosun International Ltd.	31,000	16,161
Grupo Carso SAB de CV	9,560	85,191
GS Holdings Corp.	672	24,209
Hikari Tsushin, Inc.	200	37,438
Hitachi Ltd.	8,514	773,795
Industries Qatar QSC	26,897	88,425
Investment AB Latour, Class B	1,327	34,935
Jardine Cycle & Carriage Ltd.	900	16,118
Jardine Matheson Holdings Ltd.	1,600	59,680
JG Summit Holdings, Inc.	46,990	30,427
Keppel Ltd.	13,100	71,246
KOC Holding AS (a)	14,763	92,816
LG Corp.	1,675	108,992
Lifco AB, Class B	2,299	60,116
Multiply Group PJSC (a)	69,559	42,430
Mytilineos SA	1,549	59,824
Samsung C&T Corp.	1,465	174,222
Siemens AG	6,995	1,336,862
Siemens Ltd.	1,485	95,686
Sime Darby Bhd.	56,158	30,850
SK Square Co. Ltd. (a)	1,543	90,087
SK, Inc.	536	72,701
SM Investments Corp.	5,000	86,454
Smiths Group PLC	3,121	64,718
Turkiye Sise ve Cam Fabrikalari AS	26,673	37,497
		4,266,806
Industrial Gases - 0.1%
Air Liquide SA	4,825	1,004,889

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Nippon Sanso Holdings Corp.	1,700	$53,097
		1,057,986
Industrial Machinery & Supplies & Components - 0.2%
Airtac International Group	2,364	81,992
Alfa Laval AB	2,624	103,266
Atlas Copco AB, A Shares	24,656	416,906
Atlas Copco AB, B Shares	14,274	211,121
Daifuku Co. Ltd.	3,000	71,538
FANUC Corp.	8,700	242,585
GEA Group AG	1,574	66,620
Haitian International Holdings Ltd.	16,655	48,413
Hoshizaki Corp.	1,000	36,361
Indutrade AB (a)	2,753	75,155
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	6,244
Kone OYJ, Class B	3,095	144,200
Luxfer Holdings PLC	1,145	11,874
Makita Corp.	2,200	62,143
Minebea Mitsumi, Inc.	3,300	64,345
MISUMI Group, Inc.	2,700	37,491
Mitsubishi Heavy Industries Ltd.	29,670	267,597
Ningbo Deye Technology Co. Ltd., Class A	360	4,668
Rational AG	47	40,557
Sandvik AB	9,751	216,768
Schindler Holding AG	602	149,950
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	14,517
SKF AB, Class B	3,430	70,091
SMC Corp.	540	303,066
Spirax-Sarco Engineering PLC	667	84,680
Techtronic Industries Co. Ltd.	12,500	169,457
VAT Group AG (e)	246	127,629
Wartsila OYJ Abp	4,784	72,799
Yaskawa Electric Corp.	2,200	93,091
		3,295,124
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	33,600	68,963
GLP J-Reit	43	36,027
Goodman Group	15,669	345,621
Mapletree Logistics Trust	30,536	33,034
Nippon Prologis REIT, Inc.	20	35,627
Segro PLC	11,562	132,006
Warehouses De Pauw CVA	1,555	44,437
		695,715
Integrated Oil & Gas - 0.6%
BP PLC	157,469	986,060
Cenovus Energy, Inc.	12,849	257,122
China Petroleum & Chemical Corp., Class A	37,300	31,955
China Petroleum & Chemical Corp., Class H	422,000	239,404
Eni SpA	20,110	318,137
Equinor ASA	8,237	217,454
Galp Energia SGPS SA	4,484	74,166
Gazprom PJSC ADR (a)(c)**	77,360	—
Gazprom PJSC (a)(c)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	8,254
Imperial Oil Ltd.	1,703	117,577
LUKOIL PJSC (c)**	7,480	—
	Number of Shares	Fair Value
MOL Hungarian Oil & Gas PLC	8,703	$70,606
Novatek PJSC GDR (a)(c)**	1,641	—
Oil & Natural Gas Corp. Ltd.	53,431	171,724
OMV AG	1,480	70,106
PetroChina Co. Ltd., Class A	24,900	31,723
PetroChina Co. Ltd., Class H	360,000	307,726
Petroleo Brasileiro SA	62,300	476,440
PTT PCL NVDR	178,241	163,647
Repsol SA	11,078	184,728
Rosneft Oil Co. PJSC (c)**	20,586	—
Saudi Arabian Oil Co. (e)	45,698	374,674
Shell PLC	59,873	1,985,407
Suncor Energy, Inc.	11,839	437,341
Surgutneftegas PJSC ADR (a)(c)**	9,978	—
Surgutneftegas PJSC (c)**	31,000	—
TotalEnergies SE	19,982	1,369,718
		7,893,969
Integrated Telecommunication Services - 0.3%
BCE, Inc.	659	22,415
BT Group PLC	58,303	80,759
Cellnex Telecom SA (a)(e)	4,184	148,078
China Tower Corp. Ltd., Class H (e)	620,000	71,297
Chunghwa Telecom Co. Ltd.	66,071	259,094
Deutsche Telekom AG	29,796	724,043
Elisa OYJ	1,430	63,861
Emirates Telecommunications Group Co. PJSC	62,629	312,446
Hellenic Telecommunications Organization SA	3,059	45,162
HKT Trust & HKT Ltd.	35,815	41,780
Infrastrutture Wireless Italiane SpA (e)	3,086	35,095
Koninklijke KPN NV	30,444	113,960
KT Corp.	1,554	43,806
LG Uplus Corp.	3,323	24,807
Nippon Telegraph & Telephone Corp.	273,925	325,789
Ooredoo QPSC	12,728	37,055
Operadora De Sites Mexicanos SAB de CV	26,500	32,205
Orange SA	17,008	199,998
Quebecor, Inc., Class B	1,399	30,694
Sarana Menara Nusantara Tbk. PT	268,300	14,553
Saudi Telecom Co.	34,705	366,436
Singapore Telecommunications Ltd.	75,200	140,972
Spark New Zealand Ltd.	18,433	52,537
Swisscom AG (a)	236	144,477
Telecom Italia SpA (a)	90,498	22,001
Telefonica Brasil SA	8,287	83,771
Telefonica SA	44,639	197,131
Telekom Malaysia Bhd.	30,997	39,360
Telenor ASA	6,064	67,495
Telia Co. AB	23,658	60,690
Telkom Indonesia Persero Tbk. PT	807,600	176,750
Telstra Group Ltd.	36,558	92,063
TELUS Corp.	3,691	59,105
True Corp. PCL NVDR (a)	169,442	35,758
		4,165,443

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Interactive Home Entertainment - 0.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	$7,289
Bilibili, Inc., Class Z (a)	4,060	45,806
Capcom Co. Ltd.	3,400	63,487
CD Projekt SA	1,255	36,790
Kingsoft Corp. Ltd.	19,200	59,123
Konami Group Corp.	1,000	67,858
Krafton, Inc. (a)	416	77,252
NCSoft Corp.	236	36,112
NetEase, Inc.	32,970	685,817
Netmarble Corp. (a)(e)	299	14,014
Nexon Co. Ltd.	3,500	58,046
Nintendo Co. Ltd.	9,533	520,222
Perfect World Co. Ltd., Class A	3,300	4,841
Sea Ltd. ADR (a)	3,400	182,614
Square Enix Holdings Co. Ltd.	800	30,775
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	8,600	5,638
		1,895,684
Interactive Media & Services - 0.5%
Adevinta ASA (a)	3,944	41,372
Auto Trader Group PLC (e)	8,181	72,363
Autohome, Inc. ADR	1,200	31,464
Baidu, Inc., Class A (a)	38,750	508,484
CAR Group Ltd.	3,226	75,936
Grindr, Inc. (a)	1,828	18,518
Info Edge India Ltd.	1,004	67,317
Kakao Corp.	5,386	217,640
Kanzhun Ltd. ADR	4,000	70,120
Kuaishou Technology (a)(e)	38,600	241,914
LY Corp.	23,996	60,646
NAVER Corp.	2,282	317,149
REA Group Ltd.	527	63,767
Scout24 SE (e)	744	56,134
SEEK Ltd.	3,423	55,941
Tencent Holdings Ltd.	113,275	4,397,006
VK IPJSC GDR (a)(c)**	1,600	—
Yandex NV, Class A (a)(c)**	5,562	—
		6,295,771
Internet Services & Infrastructure - 0.1%
Shopify, Inc., Class A (a)	11,088	856,232
Wix.com Ltd. (a)	546	75,064
		931,296
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	4,396
China Galaxy Securities Co. Ltd., Class H	58,500	28,703
China International Capital Corp. Ltd., Class A	1,200	5,296
China International Capital Corp. Ltd., Class H (e)	25,200	29,880
China Merchants Securities Co. Ltd., Class A	10,800	20,587
CITIC Securities Co. Ltd., Class A	16,990	45,187
CITIC Securities Co. Ltd., Class H	30,425	50,148
CSC Financial Co. Ltd., Class A	4,000	12,098
Daiwa Securities Group, Inc.	12,100	91,622
Everbright Securities Co. Ltd., Class A	3,600	8,062
	Number of Shares	Fair Value
Founder Securities Co. Ltd., Class A	17,500	$18,849
Futu Holdings Ltd. ADR (a)	600	32,490
GF Securities Co. Ltd., Class A	3,200	5,915
GF Securities Co. Ltd., Class H	14,200	14,678
Guosen Securities Co. Ltd., Class A	6,800	7,764
Guotai Junan Securities Co. Ltd., Class A	4,100	8,047
Haitong Securities Co. Ltd., Class A	14,800	17,673
Haitong Securities Co. Ltd., Class H	51,200	24,467
Huatai Securities Co. Ltd., Class A	4,600	8,756
Huatai Securities Co. Ltd., Class H (e)	20,000	22,846
Industrial Securities Co. Ltd., Class A	7,500	5,609
Korea Investment Holdings Co. Ltd.	725	35,866
NH Investment & Securities Co. Ltd.	1,122	9,826
Nomura Holdings, Inc.	27,400	174,562
Orient Securities Co. Ltd., Class A	8,192	9,297
Samsung Securities Co. Ltd.	1,085	32,802
SBI Holdings, Inc.	2,400	62,718
SDIC Capital Co. Ltd., Class A	14,100	12,410
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	8,340
SooChow Securities Co. Ltd., Class A	2,100	1,947
XP, Inc., Class A	3,400	87,244
Zheshang Securities Co. Ltd., Class A	4,800	7,471
Zhongtai Securities Co. Ltd., Class A	7,200	6,605
		912,161
IT Consulting & Other Services - 0.3%
Arabian Internet & Communications Services Co.	348	35,092
Bechtle AG	751	39,727
Capgemini SE	1,424	328,038
CGI, Inc. (a)	1,884	208,051
Elm Co.	442	113,019
Fujitsu Ltd.	16,000	255,575
HCL Technologies Ltd.	16,443	304,315
Infosys Ltd.	57,613	1,034,827
LTIMindtree Ltd. (e)	1,690	100,068
Mphasis Ltd.	1,610	46,099
NEC Corp.	2,240	163,029
Nomura Research Institute Ltd.	3,460	97,322
NTT Data Group Corp.	5,700	90,182
Obic Co. Ltd.	600	90,449
Otsuka Corp.	2,200	46,531
Persistent Systems Ltd.	1,304	62,299
Posco DX Co. Ltd.	511	18,428
Samsung SDS Co. Ltd.	758	92,114
SCSK Corp.	1,400	25,966
Tata Consultancy Services Ltd.	15,701	729,736
Tech Mahindra Ltd.	10,020	149,947
TIS, Inc.	2,200	47,010

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Wipro Ltd.	20,107	$115,744
		4,193,568
Leisure Facilities - 0.0% *
Oriental Land Co. Ltd.	10,000	319,601
Songcheng Performance Development Co. Ltd., Class A	2,387	3,347
		322,948
Leisure Products - 0.0% *
Bandai Namco Holdings, Inc.	5,400	99,833
Shimano, Inc.	652	97,383
Yamaha Corp.	1,200	25,809
		223,025
Life & Health Insurance - 0.4%
Aegon Ltd.	14,450	88,174
AIA Group Ltd.	104,389	700,911
Bupa Arabia for Cooperative Insurance Co.	1,424	100,160
Cathay Financial Holding Co. Ltd.	162,529	245,036
China Development Financial Holding Corp. (a)	282,120	122,092
China Life Insurance Co. Ltd., Class A	3,900	15,309
China Life Insurance Co. Ltd., Class H	132,000	158,371
China Taiping Insurance Holdings Co. Ltd.	27,200	23,806
Dai-ichi Life Holdings, Inc.	8,600	218,772
Discovery Ltd.	10,152	64,671
Fubon Financial Holding Co. Ltd.	134,131	290,446
Great-West Lifeco, Inc.	2,517	80,574
HDFC Life Insurance Co. Ltd. (e)	16,695	126,780
iA Financial Corp., Inc.	891	55,406
ICICI Prudential Life Insurance Co. Ltd. (e)	4,451	32,482
Japan Post Holdings Co. Ltd.	19,000	191,136
Japan Post Insurance Co. Ltd.	1,700	32,457
Legal & General Group PLC	54,566	175,359
Manulife Financial Corp.	16,576	414,385
Medibank Pvt Ltd.	27,695	67,936
New China Life Insurance Co. Ltd., Class A	1,600	6,646
New China Life Insurance Co. Ltd., Class H	13,500	23,907
NN Group NV	2,456	113,579
Old Mutual Ltd.	2,640	1,638
Phoenix Group Holdings PLC	7,336	51,211
Ping An Insurance Group Co. of China Ltd., Class A	13,200	73,978
Ping An Insurance Group Co. of China Ltd., Class H	108,500	458,180
Poste Italiane SpA (e)	4,378	54,871
Power Corp. of Canada	5,168	145,044
Prudential PLC	25,163	236,179
Samsung Life Insurance Co. Ltd.	1,535	108,890
Sanlam Ltd.	30,436	111,530
SBI Life Insurance Co. Ltd. (e)	7,931	142,663
Shin Kong Financial Holding Co. Ltd. (a)	249,263	62,776
Sun Life Financial, Inc.	5,353	292,363
Swiss Life Holding AG	270	189,513
	Number of Shares	Fair Value
T&D Holdings, Inc.	4,400	$76,359
		5,353,590
Life Sciences Tools & Services - 0.1%
Bachem Holding AG	379	36,356
Divi's Laboratories Ltd.	2,209	91,252
Eurofins Scientific SE	1,216	77,589
Genscript Biotech Corp. (a)	18,000	33,349
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	3,598
Lonza Group AG	683	409,633
Pharmaron Beijing Co. Ltd., Class A	675	1,899
Samsung Biologics Co. Ltd. (a)(e)	288	178,202
Sartorius Stedim Biotech (a)	263	75,072
WuXi AppTec Co. Ltd., Class A	3,420	22,153
WuXi AppTec Co. Ltd., Class H (e)	6,008	28,480
Wuxi Biologics Cayman, Inc. (a)(e)	68,500	125,159
		1,082,742
Managed Healthcare - 0.0% *
Hapvida Participacoes e Investimentos SA (a)(e)	98,440	72,765
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	9,161	147,390
China Merchants Port Holdings Co. Ltd.	24,353	29,218
COSCO SHIPPING Ports Ltd.	19,404	10,661
International Container Terminal Services, Inc.	20,480	115,853
Shanghai International Port Group Co. Ltd., Class A	3,100	2,267
		305,389
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class A	31	39,656
AP Moller - Maersk AS, Class B	40	52,090
Cia Sud Americana de Vapores SA	285,714	21,468
COSCO SHIPPING Holdings Co. Ltd., Class A	8,910	12,738
COSCO SHIPPING Holdings Co. Ltd., Class H	49,682	52,244
Costamare, Inc.	2,112	23,971
Evergreen Marine Corp. Taiwan Ltd.	20,400	112,188
Golden Ocean Group Ltd.	5,712	74,028
Himalaya Shipping Ltd. (a)	1,354	10,439
HMM Co. Ltd.	3,879	45,381
Kawasaki Kisen Kaisha Ltd.	3,600	48,347
Kuehne & Nagel International AG	494	137,664
MISC Bhd.	22,675	36,650
Mitsui OSK Lines Ltd.	3,100	94,468
Nippon Yusen KK	4,200	115,167
Orient Overseas International Ltd.	3,000	35,840
Safe Bulkers, Inc.	2,850	14,136
SITC International Holdings Co. Ltd.	12,000	21,926
Wan Hai Lines Ltd.	20,670	28,418

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Yang Ming Marine Transport Corp.	26,000	$35,827
		1,012,646
Metal, Glass & Plastic Containers - 0.0% *
CCL Industries, Inc., Class B	1,343	68,706
Motorcycle Manufacturers - 0.0% *
Bajaj Auto Ltd.	1,291	141,606
Eicher Motors Ltd.	2,553	123,033
Hero MotoCorp Ltd.	1,715	97,104
Livewire Group, Inc. (a)	1,060	7,664
TVS Motor Co. Ltd.	4,559	117,626
Yadea Group Holdings Ltd. (e)	26,000	42,124
Yamaha Motor Co. Ltd.	8,000	73,448
		602,605
Movies & Entertainment - 0.0% *
Beijing Enlight Media Co. Ltd., Class A	5,600	7,968
Bollore SE	6,773	45,279
China Ruyi Holdings Ltd. (a)	104,000	26,444
HYBE Co. Ltd.	282	47,969
iQIYI, Inc. ADR (a)	6,500	27,495
Mango Excellent Media Co. Ltd., Class A	1,600	5,392
Tencent Music Entertainment Group ADR (a)	13,500	151,065
Toho Co. Ltd.	1,000	33,163
Universal Music Group NV	7,496	225,707
		570,482
Multi-Family Residential REITs - 0.0% *
Canadian Apartment Properties REIT	740	25,422
Multi-Line Insurance - 0.3%
Ageas SA	1,617	74,954
Allianz SE	3,604	1,081,286
ASR Nederland NV	1,424	69,806
Assicurazioni Generali SpA	9,271	234,898
Aviva PLC	24,967	156,626
AXA SA	16,690	627,547
Baloise Holding AG	463	72,635
BB Seguridade Participacoes SA	12,903	83,828
China Pacific Insurance Group Co. Ltd., Class A	7,800	24,301
China Pacific Insurance Group Co. Ltd., Class H	47,289	82,778
Co. for Cooperative Insurance	1,369	59,133
Gjensidige Forsikring ASA	1,807	26,184
Helvetia Holding AG	368	50,785
Powszechny Zaklad Ubezpieczen SA	10,489	128,385
Talanx AG	614	48,673
ZhongAn Online P&C Insurance Co. Ltd., Class H (a)(e)	10,400	16,610
Zurich Insurance Group AG	1,346	726,724
		3,565,153
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	380	37,692
Eurazeo SE	390	34,222
EXOR NV	847	94,266
Groupe Bruxelles Lambert NV	847	64,088
	Number of Shares	Fair Value
Industrivarden AB, Class A	1,183	$40,726
Industrivarden AB, Class C	1,454	50,055
Investor AB, Class B	15,883	399,058
L E Lundbergforetagen AB, Class B	688	37,281
Remgro Ltd.	10,069	64,930
Sofina SA	140	31,450
Washington H Soul Pattinson & Co. Ltd.	2,300	50,432
		904,200
Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A	1,185	27,014
Centrica PLC	48,654	78,457
E.ON SE	20,561	286,123
Engie SA	16,728	280,207
National Grid PLC	34,150	459,872
Power & Water Utility Co. for Jubail & Yanbu	1,409	26,035
Qatar Electricity & Water Co. QSC	10,231	45,605
Sembcorp Industries Ltd.	8,800	35,211
Veolia Environnement SA	6,297	204,907
YTL Power International Bhd.	23,600	18,848
		1,462,279
Office REITs - 0.0% *
Dexus	10,672	55,073
Gecina SA	456	46,613
Japan Real Estate Investment Corp.	13	46,298
Nippon Building Fund, Inc.	15	59,962
		207,946
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery, Inc., Class A	1,000	4,876
Oil & Gas Drilling - 0.0% *
Borr Drilling Ltd. (a)	10,180	69,733
China Oilfield Services Ltd., Class H	32,000	36,799
Seadrill Ltd. (a)	2,234	112,370
		218,902
Oil & Gas Equipment & Services - 0.0% *
Offshore Oil Engineering Co. Ltd., Class A	2,700	2,369
TechnipFMC PLC	4,400	110,484
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	2,047
		114,900
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	2,843	70,704
ARC Resources Ltd.	5,409	96,529
Canadian Natural Resources Ltd.	9,837	751,123
Inpex Corp.	8,800	133,705
Kosmos Energy Ltd. (a)	21,420	127,663
MEG Energy Corp. (a)	2,800	64,349
PRIO SA	14,200	138,268
PTT Exploration & Production PCL NVDR	23,899	97,594
Santos Ltd.	29,574	149,529
Tatneft PJSC ADR (a)(c)**	3,383	—
Tatneft PJSC (c)**	4,926	—
Tourmaline Oil Corp.	3,032	141,893

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Woodside Energy Group Ltd.	17,408	$346,388
		2,117,745
Oil & Gas Refining & Marketing - 0.2%
Ampol Ltd.	2,370	61,523
Bharat Petroleum Corp. Ltd.	12,398	89,548
Cosan SA	23,236	75,201
Empresas Copec SA	4,726	33,916
ENEOS Holdings, Inc.	26,200	125,802
Formosa Petrochemical Corp.	22,000	47,157
HD Hyundai Co. Ltd.	934	47,801
Hindustan Petroleum Corp. Ltd.	6,936	39,557
Idemitsu Kosan Co. Ltd.	9,500	64,842
Indian Oil Corp. Ltd.	43,439	87,370
Motor Oil Hellas Corinth Refineries SA	1,609	47,996
Neste OYJ	3,834	103,932
ORLEN SA	10,448	170,511
Parkland Corp.	1,388	44,248
Petronas Dagangan Bhd.	7,200	32,707
Qatar Fuel QSC	13,273	53,843
Reliance Industries Ltd.	52,830	1,882,377
SK Innovation Co. Ltd. (a)	1,093	96,127
S-Oil Corp.	757	43,804
Thai Oil PCL NVDR	14,966	24,097
Turkiye Petrol Rafinerileri AS	18,260	99,845
		3,272,204
Oil & Gas Storage & Transportation - 0.1%
Ardmore Shipping Corp.	2,067	33,940
China Merchants Energy Shipping Co. Ltd., Class A	10,900	11,575
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	7,909
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	18,000	18,652
Enbridge, Inc.	19,540	706,804
FLEX LNG Ltd.	1,448	36,823
Golar LNG Ltd.	4,688	112,793
Keyera Corp.	2,274	58,629
Pembina Pipeline Corp.	5,013	177,108
Petronet LNG Ltd.	11,737	37,039
Qatar Gas Transport Co. Ltd.	42,816	46,838
Scorpio Tankers, Inc.	2,245	160,630
SFL Corp. Ltd.	5,337	70,342
TC Energy Corp.	9,514	382,739
Teekay Corp. (a)	2,802	20,398
Teekay Tankers Ltd., Class A	1,104	64,485
Ultrapar Participacoes SA	10,900	61,996
		2,008,700
Other Specialty Retail - 0.0% *
Avolta AG (a)	936	39,001
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	24,927
China Tourism Group Duty Free Corp. Ltd., Class H (e)	2,200	21,925
Chow Tai Fook Jewellery Group Ltd.	42,800	63,108
Jarir Marketing Co.	9,820	38,489
JD Sports Fashion PLC	24,405	41,466
Jumbo SA	1,720	49,598
	Number of Shares	Fair Value
Pop Mart International Group Ltd. (e)	7,200	$26,449
		304,963
Packaged Foods & Meats - 0.2%
Ajinomoto Co., Inc.	4,310	160,388
Almarai Co. JSC	4,680	71,376
Angel Yeast Co. Ltd., Class A	500	1,983
Associated British Foods PLC	3,086	97,382
Barry Callebaut AG	36	52,319
Britannia Industries Ltd.	1,532	90,214
Charoen Pokphand Foods PCL NVDR	53,869	26,870
China Feihe Ltd. (e)	58,568	27,539
China Huishan Dairy Holdings Co. Ltd. (a)(c)**	55,000	—
China Mengniu Dairy Co. Ltd.	58,000	124,501
Chocoladefabriken Lindt & Spruengli AG	10	228,611
CJ CheilJedang Corp.	103	22,341
Danone SA	5,907	382,072
Forafric Global PLC (a)	183	1,896
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,484	18,993
Gruma SAB de CV, Class B	3,010	56,260
Grupo Bimbo SAB de CV	22,781	107,547
Guangdong Haid Group Co. Ltd., Class A	1,000	5,929
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	11,309
Indofood CBP Sukses Makmur Tbk. PT	55,000	40,240
Indofood Sukses Makmur Tbk. PT	65,636	26,391
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,700	29,494
JDE Peet's NV	1,022	21,479
Kerry Group PLC, Class A	1,435	123,116
Kikkoman Corp.	6,000	76,752
Lotus Bakeries NV	4	38,664
Marico Ltd.	7,717	46,005
MEIJI Holdings Co. Ltd.	2,100	45,789
Mowi ASA	4,631	84,927
Muyuan Foods Co. Ltd., Class A	8,020	46,449
Nestle India Ltd.	5,620	176,705
Nestle Malaysia Bhd.	1,639	40,862
Nissin Foods Holdings Co. Ltd.	1,800	49,595
Orion Corp.	377	25,707
Orkla ASA	6,215	43,849
PPB Group Bhd.	10,487	34,565
QL Resources Bhd.	12,588	15,639
Salmar ASA	662	43,655
Saputo, Inc.	2,487	48,977
Savola Group	3,340	50,316
SunOpta, Inc. (a)	4,573	31,417
Tata Consumer Products Ltd.	9,992	131,330
Tingyi Cayman Islands Holding Corp.	30,000	32,888
Uni-President Enterprises Corp.	84,000	200,528
Universal Robina Corp.	14,460	27,086
Want Want China Holdings Ltd.	77,000	45,454
Wens Foodstuffs Group Co. Ltd., Class A	8,800	22,471
WH Group Ltd. (e)	81,666	53,843
Yakult Honsha Co. Ltd.	2,600	53,118

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	$4,157
		3,198,998
Paper & Plastic Packaging Products & Materials - 0.0% *
Klabin SA	11,900	60,052
SCG Packaging PCL NVDR	32,842	25,878
SIG Group AG	3,094	68,702
Smurfit Kappa Group PLC	2,361	107,783
		262,415
Paper Products - 0.0% *
Empresas CMPC SA	23,491	47,684
Holmen AB, Class B (a)	854	34,775
Indah Kiat Pulp & Paper Tbk. PT	60,500	36,536
Mondi PLC	3,967	69,933
Stora Enso OYJ, R Shares	5,234	72,835
Suzano SA	14,700	187,893
UPM-Kymmene OYJ	4,866	162,230
		611,886
Passenger Airlines - 0.1%
Air Canada (a)	1,577	22,852
Air China Ltd., Class A (a)	12,700	12,769
Air China Ltd., Class H (a)	46,000	22,335
ANA Holdings, Inc.	1,500	31,319
China Airlines Ltd.	64,000	38,996
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	6,234
China Southern Airlines Co. Ltd., Class A (a)	11,600	8,947
Deutsche Lufthansa AG (a)	5,848	45,986
Eva Airways Corp.	42,000	41,471
Hainan Airlines Holding Co. Ltd., Class A (a)	102,200	19,285
InterGlobe Aviation Ltd. (a)(e)	2,354	100,159
Japan Airlines Co. Ltd.	1,314	24,926
Korean Air Lines Co. Ltd.	3,905	62,944
Latam Airlines Group SA (a)	2,068,675	25,752
Pegasus Hava Tasimaciligi AS (a)	685	17,288
Qantas Airways Ltd. (a)	7,630	27,129
Singapore Airlines Ltd.	15,100	71,606
Turk Hava Yollari AO (a)	10,174	93,636
		673,634
Passenger Ground Transportation - 0.0% *
Grab Holdings Ltd., Class A (a)	18,900	59,346
Localiza Rent a Car SA	15,865	173,307
		232,653
Personal Care Products - 0.2%
Amorepacific Corp.	448	40,332
Beiersdorf AG	917	133,649
By-health Co. Ltd., Class A	1,000	2,296
Colgate-Palmolive India Ltd.	1,671	54,303
Dabur India Ltd.	8,965	56,234
Godrej Consumer Products Ltd.	6,154	92,366
Hengan International Group Co. Ltd.	9,980	31,433
Hindustan Unilever Ltd.	14,270	387,426
Kao Corp.	4,200	156,961
LG H&H Co. Ltd.	193	55,409
L'Oreal SA	2,214	1,048,865
	Number of Shares	Fair Value
Natura & Co. Holding SA	18,400	$65,725
Shiseido Co. Ltd.	3,600	98,239
Unilever PLC	23,008	1,155,473
		3,378,711
Pharmaceuticals - 0.9%
Aspen Pharmacare Holdings Ltd.	5,616	65,062
Astellas Pharma, Inc.	16,500	177,161
AstraZeneca PLC	14,273	1,925,282
Asymchem Laboratories Tianjin Co. Ltd., Class A	232	2,854
Aurobindo Pharma Ltd.	5,378	70,205
Bayer AG	8,993	276,125
Beijing Tongrentang Co. Ltd., Class A	1,700	9,759
Celltrion Pharm, Inc. (a)	237	18,256
Changchun High & New Technology Industry Group, Inc., Class A	300	5,016
China Medical System Holdings Ltd.	24,000	25,207
China Resources Pharmaceutical Group Ltd. (e)	17,000	10,861
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,600	11,620
Chugai Pharmaceutical Co. Ltd.	6,100	232,400
Cipla Ltd.	9,524	170,942
CSPC Pharmaceutical Group Ltd.	142,000	111,583
Daiichi Sankyo Co. Ltd.	17,014	539,385
Dong-E-E-Jiao Co. Ltd., Class A	400	3,351
Dr Reddy's Laboratories Ltd.	1,942	143,385
Eisai Co. Ltd.	2,300	94,693
Hanmi Pharm Co. Ltd.	85	21,593
Hansoh Pharmaceutical Group Co. Ltd. (e)	28,000	55,381
Hikma Pharmaceuticals PLC	1,524	36,935
Humanwell Healthcare Group Co. Ltd., Class A	2,200	5,863
Hypera SA	6,200	40,788
Ipsen SA	357	42,527
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	6,820	43,407
Kalbe Farma Tbk. PT	246,000	22,886
Kyowa Kirin Co. Ltd.	2,600	46,642
Lupin Ltd.	4,071	78,918
Merck KGaA	1,181	208,669
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	520	793
Novartis AG	18,872	1,830,628
Novo Nordisk AS, Class B	30,061	3,835,917
Ono Pharmaceutical Co. Ltd.	3,200	52,373
Orion OYJ, Class B	990	36,962
Otsuka Holdings Co. Ltd.	3,800	157,453
Recordati Industria Chimica e Farmaceutica SpA	1,038	57,442
Richter Gedeon Nyrt	2,786	70,709
Sandoz Group AG (a)	3,715	112,230
Scilex Holding Co. (a)	1,832	2,913
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,500	4,779

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	13,500	$22,079
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,300	9,177
Shionogi & Co. Ltd.	2,200	112,409
Sino Biopharmaceutical Ltd.	153,000	59,038
SK Biopharmaceuticals Co. Ltd. (a)	382	26,247
Sun Pharmaceutical Industries Ltd.	16,901	328,394
Takeda Pharmaceutical Co. Ltd.	14,511	402,985
Teva Pharmaceutical Industries Ltd. ADR (a)	10,200	143,922
Torrent Pharmaceuticals Ltd.	2,014	62,799
UCB SA	1,151	142,208
Yuhan Corp.	928	53,354
Yunnan Baiyao Group Co. Ltd., Class A	1,400	9,738
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,000	31,761
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,600	4,627
Zhejiang NHU Co. Ltd., Class A	2,592	5,976
		12,073,669
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (c)**	46,308	—
Anglo American Platinum Ltd.	878	35,632
Impala Platinum Holdings Ltd.	16,740	69,227
Industrias Penoles SAB de CV (a)	3,900	55,132
Northam Platinum Holdings Ltd.	4,788	28,554
Sibanye Stillwater Ltd.	55,068	63,076
		251,621
Property & Casualty Insurance - 0.2%
Admiral Group PLC	2,350	84,220
DB Insurance Co. Ltd.	667	47,712
Fairfax Financial Holdings Ltd.	194	209,318
Fidelis Insurance Holdings Ltd.	2,760	53,765
Hamilton Insurance Group Ltd., Class B (a)	692	9,640
ICICI Lombard General Insurance Co. Ltd. (e)	4,750	95,937
Insurance Australia Group Ltd.	21,709	90,643
Intact Financial Corp.	1,629	264,877
Kingsway Financial Services, Inc. (a)	371	3,094
MS&AD Insurance Group Holdings, Inc.	11,700	205,984
OUTsurance Group Ltd.	11,894	26,380
People's Insurance Co. Group of China Ltd., Class A	10,900	7,687
People's Insurance Co. Group of China Ltd., Class H	134,000	42,804
PICC Property & Casualty Co. Ltd., Class H	130,000	171,419
QBE Insurance Group Ltd.	13,618	161,074
Sampo OYJ, A Shares	4,120	175,826
Samsung Fire & Marine Insurance Co. Ltd.	548	125,780
Sompo Holdings, Inc.	8,100	169,123
Suncorp Group Ltd.	11,542	123,341
Tokio Marine Holdings, Inc.	16,569	517,285
	Number of Shares	Fair Value
Tryg AS	3,540	$72,886
		2,658,795
Publishing - 0.0% *
China Literature Ltd. (a)(e)	9,600	32,076
Saudi Research & Media Group (a)	633	48,608
		80,684
Rail Transportation - 0.2%
Aurizon Holdings Ltd.	16,912	44,134
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	56,100	38,557
BTS Group Holdings PCL NVDR	141,626	21,736
Canadian National Railway Co.	5,020	661,679
Canadian Pacific Kansas City Ltd.	8,568	756,162
Central Japan Railway Co.	7,100	176,016
Container Corp. of India Ltd.	4,866	51,465
Daqin Railway Co. Ltd., Class A	9,300	9,376
East Japan Railway Co.	8,400	160,929
Hankyu Hanshin Holdings, Inc.	2,300	65,834
Keisei Electric Railway Co. Ltd.	1,300	52,689
Kintetsu Group Holdings Co. Ltd.	1,800	52,331
MTR Corp. Ltd.	15,614	51,472
Odakyu Electric Railway Co. Ltd.	2,800	38,509
Rumo SA	20,000	88,941
Tobu Railway Co. Ltd.	1,900	47,404
Tokyu Corp.	5,000	60,739
West Japan Railway Co.	4,000	83,254
		2,461,227
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	15,531	27,107
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	14,902
China Overseas Land & Investment Ltd.	66,500	95,674
China Resources Land Ltd.	56,000	177,092
China Vanke Co. Ltd., Class A	12,500	15,908
China Vanke Co. Ltd., Class H	26,700	18,490
CK Asset Holdings Ltd.	17,586	72,353
Country Garden Holdings Co. Ltd. (a)	178,298	11,049
Dar Al Arkan Real Estate Development Co. (a)	8,773	32,327
Emaar Properties PJSC	111,427	247,299
Godrej Properties Ltd. (a)	1,425	39,299
Henderson Land Development Co. Ltd.	14,000	39,890
Land & Houses PCL NVDR	150,488	30,314
Longfor Group Holdings Ltd. (e)	28,337	40,045
Macrotech Developers Ltd. (e)	3,358	45,732
Poly Developments & Holdings Group Co. Ltd., Class A	14,400	18,545
Ruentex Development Co. Ltd.	26,550	29,077
Seazen Holdings Co. Ltd., Class A (a)	1,400	1,890
Shenzhen Overseas Chinese Town Co. Ltd., Class A (a)	7,300	2,755
Sino Land Co. Ltd.	41,480	43,089

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Yuexiu Property Co. Ltd.	30,981	$17,061
		1,019,898
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	375	27,175
CapitaLand Investment Ltd.	26,100	51,829
Central Pattana PCL NVDR	28,578	49,148
China Resources Mixc Lifestyle Services Ltd. (e)	13,000	41,111
Country Garden Services Holdings Co. Ltd.	31,715	20,302
Fastighets AB Balder, Class B (a)	5,889	43,333
Hang Lung Properties Ltd.	16,000	16,396
Hongkong Land Holdings Ltd.	9,600	29,472
Hulic Co. Ltd.	3,500	35,845
LEG Immobilien SE (a)	738	63,428
Mabanee Co. KPSC	7,926	20,382
NEPI Rockcastle NV	9,380	64,791
Sagax AB, Class B	1,813	47,883
SM Prime Holdings, Inc.	177,000	102,960
Swire Properties Ltd.	13,000	27,307
Swiss Prime Site AG	689	65,060
Vonovia SE	6,696	198,148
Wharf Real Estate Investment Co. Ltd.	16,000	52,029
		956,599
Real Estate Services - 0.0% *
China Overseas Property Holdings Ltd.	30,000	16,598
FirstService Corp.	406	67,279
KE Holdings, Inc. ADR	11,600	159,268
		243,145
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (e)	3,332	22,572
Bandhan Bank Ltd. (e)	14,511	31,318
Bank of Chengdu Co. Ltd., Class A	400	745
Bank of Hangzhou Co. Ltd., Class A	5,547	8,450
Bank of Jiangsu Co. Ltd., Class A	21,100	22,784
Bank of Nanjing Co. Ltd., Class A	5,600	6,965
Bank of Ningbo Co. Ltd., Class A	10,156	29,123
Banque Cantonale Vaudoise	273	31,765
Chiba Bank Ltd.	4,900	40,713
Concordia Financial Group Ltd.	10,500	52,672
Dukhan Bank	39,437	41,809
First BanCorp	7,947	139,390
OFG Bancorp	2,153	79,252
Popular, Inc.	552	48,626
Resona Holdings, Inc.	19,300	118,852
Shizuoka Financial Group, Inc.	4,300	40,800
		715,836
Reinsurance - 0.1%
Hannover Rueck SE	549	150,424
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,254	612,559
RenaissanceRe Holdings Ltd.	500	117,515
	Number of Shares	Fair Value
SiriusPoint Ltd. (a)	3,459	$43,964
		924,462
Renewable Electricity - 0.0% *
Adani Green Energy Ltd. (a)	5,018	110,414
China Longyuan Power Group Corp. Ltd., Class H	73,000	51,114
China Three Gorges Renewables Group Co. Ltd., Class A	19,800	12,763
China Yangtze Power Co. Ltd., Class A	30,100	103,022
EDP Renovaveis SA	3,084	41,784
Energy Absolute PCL NVDR	24,620	23,110
Engie Brasil Energia SA	3,733	30,025
Meridian Energy Ltd.	11,830	41,820
Northland Power, Inc.	2,407	39,362
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	17,148
		470,562
Research & Consulting Services - 0.1%
Bureau Veritas SA	2,660	81,243
Intertek Group PLC	1,459	91,878
RELX PLC	17,335	749,802
SGS SA (a)	1,363	132,411
Thomson Reuters Corp.	1,452	226,182
Wolters Kluwer NV	2,279	357,384
		1,638,900
Restaurants - 0.2%
Americana Restaurants International PLC	42,922	38,455
Compass Group PLC	15,688	460,369
Delivery Hero SE (a)(e)	1,678	48,052
Haidilao International Holding Ltd. (e)	31,000	69,950
Jollibee Foods Corp.	10,340	46,462
Jubilant Foodworks Ltd.	7,860	42,300
McDonald's Holdings Co. Japan Ltd.	800	35,944
Meituan, Class B (a)(e)	86,107	1,064,999
Restaurant Brands International, Inc.	2,714	215,736
Sodexo SA	795	68,242
Yum China Holdings, Inc.	7,000	278,530
Zensho Holdings Co. Ltd.	900	37,434
Zomato Ltd. (a)	98,144	214,286
		2,620,759
Retail REITs - 0.0% *
CapitaLand Integrated Commercial Trust	47,859	70,214
Japan Metropolitan Fund Invest	66	41,123
Klepierre SA	2,140	55,469
Link REIT	23,368	100,471
Mapletree Pan Asia Commercial Trust	21,046	19,961
RioCan Real Estate Investment Trust	1,503	20,514
Scentre Group	47,045	104,046
Unibail-Rodamco-Westfield (a)	1,067	85,851
Vicinity Ltd.	37,878	52,636
		550,285
Security & Alarm Services - 0.0% *
Secom Co. Ltd.	1,900	137,593

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Securitas AB, Class B	4,497	$46,410
		184,003
Semiconductor Materials & Equipment - 0.5%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	6,969
Advantest Corp.	7,000	309,657
ASM International NV	430	262,804
ASML Holding NV	3,713	3,577,757
BE Semiconductor Industries NV	699	107,123
Disco Corp.	826	301,212
Flat Glass Group Co. Ltd., Class A	1,700	6,750
Flat Glass Group Co. Ltd., Class H	12,000	29,163
GCL Technology Holdings Ltd.	300,000	49,064
Globalwafers Co. Ltd.	3,000	52,026
Hangzhou First Applied Material Co. Ltd., Class A	1,372	5,329
Hanmi Semiconductor Co. Ltd.	989	98,441
Kulicke & Soffa Industries, Inc.	2,605	131,058
Lasertec Corp.	738	209,338
NAURA Technology Group Co. Ltd., Class A	900	38,017
SCREEN Holdings Co. Ltd.	800	103,023
Shenzhen SC New Energy Technology Corp., Class A	100	822
SUMCO Corp.	3,400	53,501
Suzhou Maxwell Technologies Co. Ltd., Class A	256	3,755
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,500	8,939
Tokyo Electron Ltd.	4,388	1,138,279
Xinjiang Daqo New Energy Co. Ltd., Class A	4,082	15,180
Xinyi Solar Holdings Ltd.	95,985	74,321
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,900	9,034
		6,591,562
Semiconductors - 1.1%
Alchip Technologies Ltd.	1,000	98,895
Allegro MicroSystems, Inc. (a)	700	18,872
ASE Technology Holding Co. Ltd.	55,000	266,377
Cambricon Technologies Corp. Ltd., Class A (a)	348	8,563
China Resources Microelectronics Ltd., Class A	1,955	10,577
eMemory Technology, Inc.	1,000	74,992
GigaDevice Semiconductor, Inc., Class A	560	5,611
Global Unichip Corp.	1,000	38,121
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,100	2,968
Hua Hong Semiconductor Ltd. (a)(e)	10,000	19,498
Hygon Information Technology Co. Ltd., Class A	2,341	24,760
Inari Amertron Bhd.	56,500	37,722
indie Semiconductor, Inc., Class A (a)	6,968	49,333
Infineon Technologies AG	11,983	407,856
Ingenic Semiconductor Co. Ltd., Class A	600	5,056
	Number of Shares	Fair Value
JA Solar Technology Co. Ltd., Class A	4,268	$10,223
JCET Group Co. Ltd., Class A	2,000	7,997
Jinko Solar Co. Ltd., Class A	15,683	17,821
LONGi Green Energy Technology Co. Ltd., Class A	7,836	21,165
MediaTek, Inc.	26,000	942,397
Montage Technology Co. Ltd., Class A	361	2,310
Nanya Technology Corp.	25,000	52,807
Novatek Microelectronics Corp.	8,886	163,540
Powerchip Semiconductor Manufacturing Corp. (a)	45,000	36,418
Realtek Semiconductor Corp.	9,040	157,335
Renesas Electronics Corp.	13,400	237,640
Rohm Co. Ltd.	3,200	51,073
Sanan Optoelectronics Co. Ltd., Class A	10,900	18,256
SG Micro Corp., Class A	195	1,728
Silergy Corp.	4,888	49,944
SK Hynix, Inc.	9,475	1,254,184
StarPower Semiconductor Ltd., Class A	100	1,996
STMicroelectronics NV	6,258	269,805
Taiwan Semiconductor Manufacturing Co. Ltd.	421,557	10,129,434
Tianshui Huatian Technology Co. Ltd., Class A	700	744
Tongwei Co. Ltd., Class A	3,300	11,227
Trina Solar Co. Ltd., Class A	1,600	5,225
Unigroup Guoxin Microelectronics Co. Ltd., Class A (a)	419	3,783
United Microelectronics Corp.	203,000	329,839
Vanguard International Semiconductor Corp.	19,330	51,219
Will Semiconductor Co. Ltd. Shanghai, Class A	1,840	24,963
Winbond Electronics Corp.	48,889	41,245
		14,963,519
Silver - 0.0% *
Pan American Silver Corp.	3,654	55,137
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	9,100	99,339
Coca-Cola Europacific Partners PLC	1,900	132,905
Coca-Cola Femsa SAB de CV	9,865	95,186
Coca-Cola HBC AG	2,220	70,195
Fomento Economico Mexicano SAB de CV	34,500	447,581
Nongfu Spring Co. Ltd., Class H (e)	28,400	153,313
Suntory Beverage & Food Ltd.	1,300	43,910
Varun Beverages Ltd.	8,265	138,598
		1,181,027
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd. (a)	3,869	51,187
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA	1,328	39,335
Chailease Holding Co. Ltd.	26,201	140,406
Far East Horizon Ltd.	23,000	17,045
Mitsubishi HC Capital, Inc.	8,000	55,634

See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Power Finance Corp. Ltd.	21,986	$102,875
REC Ltd.	20,073	108,545
		463,840
Specialty Chemicals - 0.2%
Akzo Nobel NV	1,548	115,658
Arcadium Lithium PLC (a)	47,990	206,837
Arkema SA	576	60,678
Asian Paints Ltd.	6,325	215,889
Chengxin Lithium Group Co. Ltd., Class A	500	1,324
Clariant AG (a)	1,965	26,594
Covestro AG (a)(e)	1,837	100,547
Croda International PLC	1,283	79,449
DSM-Firmenich AG	1,699	193,401
EMS-Chemie Holding AG	70	53,780
Evonik Industries AG	2,207	43,679
Ganfeng Lithium Group Co. Ltd., Class A	940	4,652
Ganfeng Lithium Group Co. Ltd., Class H (e)	5,840	17,871
Givaudan SA	85	378,994
Hoshine Silicon Industry Co. Ltd., Class A	200	1,364
JSR Corp. (a)	1,761	50,382
Nippon Paint Holdings Co. Ltd.	9,600	68,791
Nitto Denko Corp.	1,300	118,322
Novonesis (Novozymes) B, Class B	3,409	200,004
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	4,723
Shenzhen Capchem Technology Co. Ltd., Class A	180	843
Shin-Etsu Chemical Co. Ltd.	16,612	725,091
Sika AG	1,399	417,199
Syensqo SA (a)	748	70,912
Symrise AG	1,209	144,870
Tianqi Lithium Corp., Class A	700	4,595
Umicore SA	2,077	44,852
Wanhua Chemical Group Co. Ltd., Class A	3,300	36,566
		3,387,867
Steel - 0.2%
APL Apollo Tubes Ltd.	983	17,632
ArcelorMittal SA	4,651	127,863
Baoshan Iron & Steel Co. Ltd., Class A	26,900	23,972
BlueScope Steel Ltd.	3,992	62,114
China Steel Corp.	205,000	152,452
Cia Siderurgica Nacional SA	12,100	37,952
Eregli Demir ve Celik Fabrikalari TAS (a)	22,053	28,711
Fortescue Ltd.	15,498	259,850
Hyundai Steel Co.	1,347	31,818
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	9,285
JFE Holdings, Inc.	4,600	75,940
Jindal Steel & Power Ltd.	6,999	71,259
JSW Steel Ltd.	9,192	91,498
Kumba Iron Ore Ltd.	1,082	26,414
Nippon Steel Corp.	7,800	187,031
NMDC Ltd.	7,067	17,095
Novolipetsk Steel PJSC GDR (a)(c)**	2,290	—
	Number of Shares	Fair Value
Novolipetsk Steel PJSC (a)(c)**	4,980	$—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	4,201
POSCO Holdings, Inc.	1,221	381,832
Severstal PAO GDR (a)(c)**	3,070	—
Severstal PAO (a)(c)**	695	—
Shanxi Meijin Energy Co. Ltd., Class A (a)	3,500	3,090
Shanxi Taigang Stainless Steel Co. Ltd., Class A	6,700	3,267
Tata Steel Ltd.	119,022	222,410
Vale SA	57,740	701,686
voestalpine AG	1,054	29,596
YongXing Special Materials Technology Co. Ltd., Class A	260	1,699
		2,568,667
Systems Software - 0.0% *
360 Security Technology, Inc., Class A (a)	4,700	5,729
Check Point Software Technologies Ltd. (a)	852	139,737
Oracle Corp.	437	32,758
Sangfor Technologies, Inc., Class A (a)	300	2,606
Tata Elxsi Ltd.	550	51,339
TOTVS SA	9,138	51,810
Trend Micro, Inc.	1,200	60,775
		344,754
Technology Distributors - 0.0% *
Synnex Technology International Corp.	21,178	51,880
Unisplendour Corp. Ltd., Class A (a)	3,100	9,372
WPG Holdings Ltd.	25,938	77,806
		139,058
Technology Hardware, Storage & Peripherals - 0.6%
Acer, Inc.	44,000	64,137
Advantech Co. Ltd.	8,599	109,356
Asustek Computer, Inc.	12,053	159,496
Brother Industries Ltd.	2,100	38,838
Canon, Inc.	9,200	273,608
Catcher Technology Co. Ltd.	10,000	67,961
Compal Electronics, Inc.	84,225	100,796
CosmoAM&T Co. Ltd. (a)	420	50,634
FUJIFILM Holdings Corp.	10,245	229,344
Gigabyte Technology Co. Ltd.	9,000	88,022
IEIT Systems Co. Ltd., Class A	2,700	16,493
Inventec Corp.	51,249	93,679
Lenovo Group Ltd.	134,000	155,291
Lite-On Technology Corp.	34,693	114,908
Logitech International SA	1,496	134,137
Micro-Star International Co. Ltd.	14,000	73,054
Ninestar Corp., Class A	1,200	3,795
Pegatron Corp.	38,251	119,163
Quanta Computer, Inc.	47,507	415,641
Ricoh Co. Ltd.	5,400	47,865
Samsung Electronics Co. Ltd.	81,751	4,906,578
Seiko Epson Corp.	2,800	48,749
Shenzhen Transsion Holdings Co. Ltd., Class A	1,494	33,603
Wistron Corp.	45,000	169,435

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Wiwynn Corp.	1,000	$68,430
Xiaomi Corp., Class B (a)(e)	265,400	506,625
		8,089,638
Textiles - 0.0% *
Eclat Textile Co. Ltd.	3,000	51,276
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,229	34,148
Bridgestone Corp.	5,196	229,716
Cheng Shin Rubber Industry Co. Ltd.	20,000	31,059
Cie Generale des Etablissements Michelin SCA	6,214	238,379
Hankook Tire & Technology Co. Ltd.	1,305	52,442
MRF Ltd.	38	60,774
Sailun Group Co. Ltd., Class A	2,300	4,616
Shandong Linglong Tyre Co. Ltd., Class A	1,500	4,310
		655,444
Tobacco - 0.1%
British American Tobacco PLC	18,491	562,012
Imperial Brands PLC	7,631	170,625
ITC Ltd.	52,836	271,362
Japan Tobacco, Inc.	11,007	292,948
KT&G Corp.	1,787	124,377
Smoore International Holdings Ltd. (e)	32,000	27,231
		1,448,555
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	2,913	111,665
AerCap Holdings NV (a)	1,866	162,174
Ashtead Group PLC	4,008	285,559
Beijer Ref AB	3,776	56,149
BOC Aviation Ltd. (e)	2,700	20,802
Brenntag SE	1,293	109,034
Bunzl PLC	3,070	118,207
IMCD NV	516	91,032
ITOCHU Corp.	10,909	465,927
Marubeni Corp.	13,100	225,958
Mitsubishi Corp.	31,746	730,591
Mitsui & Co. Ltd.	11,904	553,965
MonotaRO Co. Ltd.	2,300	27,583
Posco International Corp.	924	36,514
Reece Ltd.	1,987	36,427
Rexel SA	2,311	62,472
Seven Group Holdings Ltd.	1,676	44,579
Sumitomo Corp.	9,500	227,857
Toromont Industries Ltd.	740	71,279
Toyota Tsusho Corp.	1,700	116,033
		3,553,807
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(e)	199	336,995
Edenred SE	2,268	121,149
EVERTEC, Inc.	3,066	122,333
Kakaopay Corp. (a)	382	11,038
Nexi SpA (a)(e)	5,589	35,456
One 97 Communications Ltd. (a)	2,136	10,312
Pagseguro Digital Ltd., Class A (a)	9,313	132,990
StoneCo Ltd., Class A (a)	13,650	226,727
	Number of Shares	Fair Value
Wise PLC, Class A (a)	6,189	$72,600
Worldline SA (a)(e)	2,245	27,834
		1,097,434
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	50,000	11,116
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,100	86,298
Consolidated Water Co. Ltd.	696	20,400
Guangdong Investment Ltd.	48,000	20,546
Severn Trent PLC	2,427	75,728
United Utilities Group PLC	6,153	79,982
		294,070
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	20,607	115,213
America Movil SAB de CV Series B	339,000	317,753
Axiata Group Bhd.	71,100	40,410
Bharti Airtel Ltd.	38,764	571,031
CELCOMDIGI Bhd.	67,400	59,952
China United Network Communications Ltd., Class A	33,400	21,207
Etihad Etisalat Co.	5,628	78,932
Far EasTone Telecommunications Co. Ltd.	28,000	70,780
Intouch Holdings PCL NVDR	5,700	10,740
Intouch Holdings PCL Series F	6,200	11,682
KDDI Corp.	13,757	406,133
Maxis Bhd.	49,300	35,103
Mobile Telecommunications Co. KSCP	33,002	52,679
Mobile Telecommunications Co. Saudi Arabia	8,107	27,279
Mobile TeleSystems PJSC ADR (a)(c)**	6,600	—
Mobile TeleSystems PJSC (c)**	3,970	—
MTN Group Ltd.	30,444	150,707
PLDT, Inc.	960	23,396
Rogers Communications, Inc., Class B	3,228	132,388
SoftBank Corp.	26,400	338,580
SoftBank Group Corp.	9,415	557,516
Taiwan Mobile Co. Ltd.	29,946	95,442
Tele2 AB, Class B	5,090	41,843
TELUS Corp. (a)	650	10,401
TIM SA	17,500	62,231
Turkcell Iletisim Hizmetleri AS	18,021	38,101
Vodacom Group Ltd.	12,550	65,314
Vodafone Group PLC	210,097	187,004
		3,521,817
Total Common Stock (Cost $259,387,306)		285,878,694
Preferred Stock - 0.2%
Automobile Manufacturers - 0.0% *
Bayerische Motoren Werke AG 5.30%	586	62,908
Dr Ing hc F Porsche AG 5.24% (e)	1,032	102,852
Hyundai Motor Co. 3.20%	595	69,301
Hyundai Motor Co. 7.66%	529	62,124

See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Porsche Automobil Holding SE 8.72%	1,378	$73,102
Volkswagen AG 5.24%	1,887	250,343
		620,630
Commodity Chemicals - 0.0% *
LG Chem Ltd. 8.86%	89	19,833
Diversified Banks - 0.1%
Banco Bradesco SA 7.16%	94,721	269,845
Bancolombia SA 2.49%	7,637	64,964
Itau Unibanco Holding SA 8.59%	83,700	579,231
Itausa SA 5.24%	94,011	197,204
		1,111,244
Diversified Capital Markets - 0.0% *
Banco BTG Pactual SA 1.20%	4	8
Electric Utilities - 0.0% *
Centrais Eletricas Brasileiras SA 5.30%	3,000	27,947
Cia Energetica de Minas Gerais 0.39%	21,029	52,766
		80,713
Electrical Components & Equipment - 0.0% *
Sociedad Quimica y Minera de Chile SA 5.30%	2,544	123,713
Household Products - 0.0% *
Henkel AG & Co. KGaA 5.25%	1,537	123,667
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro SA 5.25%	82,600	616,503
Surgutneftegas PJSC 11.07% (c)**	115,200	—
		616,503
Life Sciences Tools & Services - 0.0% *
Sartorius AG 5.41% (a)	237	94,347
Steel - 0.0% *
Gerdau SA 5.30%	21,080	93,491
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 8.54%	13,403	669,030
Total Preferred Stock (Cost $3,192,093)		3,553,179
Warrant - 0.0%
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(c)** (Cost $0)	238	—
Total Foreign Equity (Cost $262,579,399)		289,431,873

	Principal Amount
Bonds and Notes - 15.9%
U.S. Treasuries - 9.6%
U.S. Treasury Bonds
1.25% 05/15/50	$25,000	12,797
1.38% 08/15/50	500,000	264,219
1.63% 11/15/50	200,000	113,031
1.75% 08/15/41	500,000	337,500
1.88% 02/15/41 - 11/15/51	1,075,000	694,532
	Principal Amount	Fair Value
2.00% 02/15/50 - 08/15/51	$700,000	$435,571
2.25% 05/15/41 - 02/15/52	1,365,000	943,918
2.38% 11/15/49 - 05/15/51	665,000	453,753
2.50% 02/15/45 - 05/15/46	485,000	353,015
2.75% 11/15/42 - 11/15/47	675,000	510,188
2.88% 05/15/43 - 05/15/52	1,185,000	913,119
3.00% 11/15/44 - 08/15/52	2,350,000	1,848,829
3.13% 02/15/43 - 05/15/48	800,000	648,375
3.25% 05/15/42	500,000	425,234
3.38% 08/15/42 - 11/15/48	775,000	657,660
3.63% 02/15/44 - 05/15/53	840,000	739,400
3.88% 02/15/43 - 05/15/43	450,000	415,722
4.00% 11/15/42 - 11/15/52	475,000	447,027
4.13% 08/15/53	400,000	384,750
4.25% 05/15/39 - 02/15/54	500,000	493,688
4.38% 02/15/38 - 08/15/43	650,000	647,391
4.50% 02/15/36	100,000	103,953
4.50% 02/15/44 (f)	575,000	578,414
4.63% 02/15/40	100,000	103,578
4.75% 11/15/43 - 11/15/53	300,000	318,176
5.25% 02/15/29	200,000	208,531
5.50% 08/15/28	200,000	209,672
6.00% 02/15/26	427,000	436,874
6.13% 08/15/29	200,000	217,609
6.38% 08/15/27	200,000	212,000
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	1,848,965	1,099,008
0.25% 02/15/50	833,590	527,824
0.63% 02/15/43	811,444	624,506
0.75% 02/15/42 - 02/15/45	2,397,180	1,879,634
0.88% 02/15/47	753,684	582,693
1.00% 02/15/46 - 02/15/49	1,802,753	1,429,556
1.38% 02/15/44	1,455,421	1,279,089
1.50% 02/15/53	1,109,986	971,238
1.75% 01/15/28	772,763	767,090
2.00% 01/15/26	776,820	773,402
2.13% 02/15/40 - 02/15/54	1,719,332	1,743,854
2.38% 01/15/27	749,254	755,545
2.50% 01/15/29	1,005,375	1,034,087
3.38% 04/15/32	434,315	481,661
3.63% 04/15/28	1,010,466	1,075,216
3.88% 04/15/29	984,774	1,078,022
U.S. Treasury Inflation-Indexed Notes
0.13% 04/15/25 - 01/15/32	23,597,447	21,849,757
0.25% 07/15/29	1,772,100	1,635,459
0.38% 07/15/25 - 07/15/27	6,213,907	5,980,717
0.50% 01/15/28	2,150,224	2,036,117
0.63% 01/15/26 - 07/15/32	5,059,302	4,727,034
0.75% 07/15/28	1,824,263	1,744,499
0.88% 01/15/29	1,795,208	1,713,347
1.13% 01/15/33	2,562,145	2,406,309
1.25% 04/15/28	2,050,915	1,994,257
1.38% 07/15/33	2,584,015	2,482,937
1.63% 10/15/27	2,212,011	2,191,843
1.75% 01/15/34	1,881,010	1,859,750
2.38% 10/15/28	2,340,717	2,397,356
U.S. Treasury Notes
0.25% 05/31/25 - 09/30/25	1,600,000	1,503,941
0.38% 11/30/25 - 09/30/27	1,900,000	1,719,223
0.50% 02/28/26 - 05/31/27	850,000	772,164
0.63% 11/30/27 - 08/15/30	1,025,000	841,414
0.75% 03/31/26 - 08/31/26	1,500,000	1,379,785
0.88% 09/30/26	500,000	457,578

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
1.13% 10/31/26 - 02/15/31	$1,400,000	$1,212,320
1.25% 11/30/26 - 08/15/31	2,000,000	1,735,118
1.38% 08/31/26 - 11/15/31	1,350,000	1,161,411
1.50% 08/15/26 - 02/15/30	1,750,000	1,587,441
1.63% 02/15/26 - 08/15/29	300,000	275,250
1.75% 01/31/29 - 11/15/29	650,000	576,949
1.88% 06/30/26 - 02/15/32	1,600,000	1,443,890
2.00% 08/15/25 - 11/15/26	700,000	670,113
2.13% 05/15/25 - 05/31/26	600,000	579,496
2.25% 11/15/25 - 11/15/27	1,600,000	1,513,715
2.38% 05/15/27 - 05/15/29	1,400,000	1,298,566
2.63% 12/31/25 - 07/31/29	1,850,000	1,736,140
2.75% 07/31/27 - 08/15/32	950,000	871,555
2.88% 06/15/25 - 05/15/32	1,755,000	1,683,515
3.00% 09/30/25	300,000	292,148
3.13% 08/15/25 - 08/31/29	1,750,000	1,674,375
3.25% 06/30/27 - 06/30/29	650,000	624,852
3.38% 05/15/33	750,000	702,891
3.50% 09/15/25 - 02/15/33	2,575,000	2,484,237
3.63% 05/15/26 - 03/31/30	1,350,000	1,315,335
3.75% 05/31/30 - 12/31/30	850,000	827,172
3.88% 04/30/25 - 08/15/33	2,500,000	2,455,480
4.00% 12/15/25 - 02/15/34	4,275,000	4,222,551
4.13% 06/15/26 - 11/15/32	3,075,000	3,052,637
4.13% 03/31/29 - 03/31/31 (f)	650,000	647,101
4.25% 05/31/25 - 02/28/31	3,050,000	3,034,649
4.38% 08/15/26 - 11/30/30	1,000,000	1,003,633
4.50% 03/31/26 (f)	125,000	124,710
4.50% 11/15/33	900,000	920,391
4.63% 03/15/26 - 09/30/30	1,100,000	1,108,078
4.75% 07/31/25	500,000	499,121
4.88% 11/30/25 - 10/31/30	800,000	821,816
5.00% 08/31/25 - 10/31/25	850,000	852,138
		132,933,232
Agency Mortgage Backed - 2.9%
Federal Home Loan Banks
1.88% 09/11/26	500,000	468,703
3.25% 11/16/28	125,000	119,757
Federal Home Loan Mortgage Corp.
0.38% 09/23/25	250,000	234,205
1.50% 04/01/37 - 11/01/51	737,765	566,012
2.00% 09/01/50 - 03/01/52	1,630,990	1,295,979
2.50% 07/01/28 - 05/01/52	2,081,594	1,735,205
3.00% 07/01/30 - 06/01/51	1,618,104	1,453,372
3.50% 03/01/26 - 09/01/52	1,303,584	1,188,892
4.00% 06/01/42 - 08/01/48	370,024	350,809
4.50% 05/01/42 - 05/01/53	464,818	443,745
5.00% 10/01/52 - 07/01/53	497,725	487,179
5.50% 01/01/38 - 07/01/53	474,855	475,758
6.00% 06/01/37 - 11/01/53	187,792	193,676
6.25% 07/15/32	150,000	170,550
6.50% 10/01/53 - 12/01/53	382,089	392,899
Federal National Mortgage Association
0.50% 06/17/25	100,000	94,838
1.50% 04/01/36 - 03/01/51	1,319,872	1,109,093
2.00% 11/01/35 - 03/01/52	8,805,275	7,162,508
2.13% 04/24/26	200,000	190,129
2.50% 09/01/28 - 03/01/52	5,011,257	4,240,906
3.00% 04/01/30 - 05/01/52	2,900,281	2,593,849
3.50% 01/01/27 - 02/01/50	1,340,436	1,228,141
4.00% 10/01/41 - 10/01/52	1,511,615	1,419,887
4.50% 10/01/40 - 02/01/53	849,734	816,630
	Principal Amount	Fair Value
5.00% 12/01/39 - 02/01/53	$582,220	$570,335
5.50% 12/01/35 - 07/01/53	768,511	775,440
6.00% 03/01/34 - 07/01/53	627,377	650,841
6.50% 11/01/53 - 12/01/53	190,211	194,143
7.00% 11/01/53	115,055	118,472
Government National Mortgage Association
2.00% 10/20/50 - 04/20/52	1,978,922	1,623,445
2.50% 07/20/50 - 04/20/52	2,049,687	1,747,571
3.00% 10/15/42 - 06/20/52	1,411,786	1,259,903
3.50% 11/20/43 - 10/20/52	1,190,231	1,098,816
4.00% 12/20/40 - 10/20/52	777,380	739,734
4.50% 05/20/40 - 01/20/53	626,920	606,494
5.00% 08/15/41 - 01/20/53	575,258	575,244
5.50% 08/20/53	248,727	248,379
Government National Mortgage Association, TBA
5.00% 04/01/54 (f)	150,000	147,410
5.50% 04/01/54 (f)	325,000	324,721
6.00% 04/01/54 (f)	400,000	403,440
6.50% 04/01/54 (f)	350,000	355,709
Tennessee Valley Authority
3.50% 12/15/42	100,000	82,723
Uniform Mortgage-Backed Security, TBA
4.50% 04/01/54 (f)	100,000	95,231
5.00% 04/01/54 (f)	200,000	195,161
6.00% 04/01/54 (f)	275,000	277,538
6.50% 04/01/54 (f)	325,000	331,919
		40,855,391
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.48% 04/25/30	69,643	58,334
1.56% 04/25/30	40,000	33,627
1.87% 01/25/30	58,333	50,221
3.78% 08/25/28	149,015	145,547
3.90% 04/25/28	100,000	97,120
4.35% 01/25/33 (g)	100,000	97,408
4.41% 03/25/30	225,000	221,687
5.15% 12/25/33	100,000	103,235
Federal National Mortgage Association-Aces
1.27% 07/25/30	80,000	65,286
1.46% 03/25/31 (g)	145,000	117,129
1.67% 10/25/31 (g)	100,000	80,965
3.06% 06/25/27 (g)	166,591	159,048
		1,229,607
Asset Backed - 0.1%
American Express Credit Account Master Trust
4.87% 05/15/28	100,000	99,780
Capital One Multi-Asset Execution Trust
3.49% 05/15/27	100,000	98,022
CarMax Auto Owner Trust
5.28% 05/15/28	36,000	36,064
Carvana Auto Receivables Trust
1.64% 12/10/27	150,000	139,987
Discover Card Execution Note Trust
1.03% 09/15/28	81,000	73,682

See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Honda Auto Receivables Owner Trust
5.41% 02/18/28	$61,000	$61,190
Toyota Auto Receivables Owner Trust
4.71% 02/15/28	100,000	99,217
Verizon Master Trust
1.53% 07/20/28	100,000	96,879
		704,821
Corporate Notes - 2.9%
3M Co.
3.38% 03/01/29 (h)	25,000	23,231
AbbVie, Inc.
2.95% 11/21/26 (h)	25,000	23,801
3.20% 05/14/26 (h)	50,000	48,255
4.25% 11/14/28 - 11/21/49 (h)	60,000	53,691
4.30% 05/14/36 (h)	50,000	46,939
4.85% 06/15/44 (h)	50,000	47,682
4.88% 11/14/48 (h)	25,000	23,916
5.40% 03/15/54 (h)	50,000	51,462
Advocate Health & Hospitals Corp.
3.39% 10/15/49 (h)	25,000	18,809
AEP Texas, Inc.
3.45% 05/15/51 (h)	35,000	24,037
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% 04/03/26 (h)	250,000	246,187
Aflac, Inc.
2.88% 10/15/26 (h)	100,000	94,999
Agilent Technologies, Inc.
2.75% 09/15/29 (h)	25,000	22,482
Agree LP
4.80% 10/01/32 (h)	15,000	14,183
Air Lease Corp.
3.25% 10/01/29 (h)	100,000	90,611
Air Products & Chemicals, Inc.
2.05% 05/15/30 (h)	10,000	8,564
2.70% 05/15/40 (h)	25,000	18,246
Alabama Power Co.
3.45% 10/01/49 (h)	50,000	37,101
Albemarle Corp.
5.05% 06/01/32 (h)	25,000	24,015
Alexandria Real Estate Equities, Inc.
4.85% 04/15/49 (h)	50,000	44,080
Alibaba Group Holding Ltd.
4.00% 12/06/37 (h)	100,000	86,841
Allegion PLC
3.50% 10/01/29 (h)	15,000	13,812
Allina Health System
2.90% 11/15/51 (h)	10,000	6,595
Ally Financial, Inc.
8.00% 11/01/31 (h)	50,000	55,764
Alphabet, Inc.
0.80% 08/15/27 (h)	50,000	44,457
2.25% 08/15/60 (h)	25,000	14,421
Altria Group, Inc.
3.70% 02/04/51 (h)	50,000	34,962
5.80% 02/14/39 (h)	65,000	65,929
Amazon.com, Inc.
3.00% 04/13/25 (h)	75,000	73,419
3.15% 08/22/27 (h)	50,000	47,662
3.30% 04/13/27 (h)	25,000	24,043
	Principal Amount	Fair Value
3.95% 04/13/52 (h)	$25,000	$21,004
4.10% 04/13/62 (h)	25,000	21,086
4.25% 08/22/57 (h)	50,000	43,512
Amcor Flexibles North America, Inc.
4.00% 05/17/25 (h)	15,000	14,726
Ameren Illinois Co.
3.85% 09/01/32 (h)	50,000	45,772
America Movil SAB de CV
6.13% 03/30/40 (h)	100,000	105,577
American Airlines Pass-Through Trust
3.15% 08/15/33 (h)	39,150	34,804
American Express Co. (4.42% fixed rate until 08/03/32; 1.76% + SOFR therafter)
4.42% 08/03/33 (g)(h)	50,000	47,688
American Express Co. (5.10% fixed rate until 02/16/27; 1.00% + SOFR therafter)
5.10% 02/16/28 (g)(h)	100,000	99,879
American Homes 4 Rent LP
3.63% 04/15/32 (h)	20,000	17,591
American Honda Finance Corp.
5.65% 11/15/28 (h)	100,000	103,114
American International Group, Inc.
4.20% 04/01/28 (h)	75,000	72,922
American Tower Corp.
3.13% 01/15/27 (h)	150,000	141,892
4.05% 03/15/32 (h)	10,000	9,165
American Water Capital Corp.
3.45% 06/01/29 (h)	50,000	46,638
Ameriprise Financial, Inc.
4.50% 05/13/32 (h)	10,000	9,688
Amgen, Inc.
3.35% 02/22/32 (h)	30,000	26,804
4.20% 03/01/33 (h)	25,000	23,371
4.56% 06/15/48 (h)	50,000	44,139
5.15% 03/02/28 (h)	100,000	100,692
5.65% 06/15/42 (h)	100,000	101,975
Amphenol Corp.
4.35% 06/01/29 (h)	25,000	24,361
Analog Devices, Inc.
3.50% 12/05/26 (h)	75,000	72,468
Anheuser-Busch InBev Worldwide, Inc.
4.00% 04/13/28 (h)	55,000	53,659
5.80% 01/23/59 (h)	100,000	107,706
8.00% 11/15/39 (h)	50,000	63,239
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31 (h)	50,000	40,748
2.60% 12/02/31 (h)	35,000	29,478
Appalachian Power Co.
4.45% 06/01/45 (h)	100,000	82,432
4.50% 08/01/32 (h)	45,000	42,241
Apple, Inc.
0.55% 08/20/25 (h)	50,000	47,096
1.13% 05/11/25 (h)	50,000	47,879
1.70% 08/05/31 (h)	50,000	41,158
3.45% 02/09/45 (h)	50,000	40,289
4.00% 05/10/28 (h)	150,000	147,672
4.10% 08/08/62 (h)	25,000	21,203
4.38% 05/13/45 (h)	65,000	59,977

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Applied Materials, Inc.
1.75% 06/01/30 (h)	$75,000	$63,221
Aptiv PLC/Aptiv Corp.
4.15% 05/01/52 (h)	15,000	11,483
Arch Capital Finance LLC
5.03% 12/15/46 (h)	50,000	46,492
Archer-Daniels-Midland Co.
4.02% 04/16/43 (h)	50,000	41,165
ARES Capital Corp.
5.88% 03/01/29 (h)	100,000	99,762
Arizona Public Service Co.
4.25% 03/01/49 (h)	25,000	20,074
Arrow Electronics, Inc.
4.00% 04/01/25 (h)	40,000	39,302
Ascension Health
3.95% 11/15/46 (h)	50,000	42,462
Asian Development Bank
1.00% 04/14/26	50,000	46,438
1.88% 01/24/30	75,000	65,431
3.13% 09/26/28	25,000	23,764
6.22% 08/15/27	200,000	209,140
Asian Infrastructure Investment Bank
3.75% 09/14/27	100,000	97,530
Assurant, Inc.
4.90% 03/27/28 (h)	50,000	49,340
Astrazeneca Finance LLC
5.00% 02/26/34 (h)	125,000	125,511
AstraZeneca PLC
4.00% 01/17/29 (h)	20,000	19,388
6.45% 09/15/37 (h)	50,000	56,487
AT&T, Inc.
2.25% 02/01/32 (h)	150,000	121,941
3.50% 06/01/41 (h)	50,000	38,999
3.55% 09/15/55 (h)	175,000	122,272
4.75% 05/15/46 (h)	50,000	44,775
Athene Holding Ltd.
3.50% 01/15/31 (h)	10,000	8,805
Atmos Energy Corp.
4.30% 10/01/48 (h)	50,000	43,436
5.45% 10/15/32 (h)	15,000	15,464
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25 (h)	50,000	48,936
Automatic Data Processing, Inc.
1.70% 05/15/28 (h)	20,000	17,905
AutoNation, Inc.
2.40% 08/01/31 (h)	50,000	40,307
AutoZone, Inc.
3.75% 04/18/29 (h)	50,000	47,314
AvalonBay Communities, Inc.
2.05% 01/15/32 (h)	35,000	28,797
3.90% 10/15/46 (h)	50,000	39,794
Baltimore Gas & Electric Co.
4.55% 06/01/52 (h)	5,000	4,390
Banco Santander SA
6.35% 03/14/34 (h)	200,000	200,180
Banco Santander SA (4.18% fixed rate until 03/24/27; 2.00% + 1 yr. CMT therafter)
4.18% 03/24/28 (g)(h)	100,000	96,428
Bank of America Corp.
4.18% 11/25/27 (h)	50,000	48,487
5.00% 01/21/44 (h)	50,000	48,385
6.11% 01/29/37 (h)	100,000	106,236
	Principal Amount	Fair Value
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR therafter)
2.57% 10/20/32 (g)(h)	$25,000	$20,703
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.45% + 3 mo. Term SOFR therafter)
2.88% 10/22/30 (g)(h)	100,000	88,859
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.44% + 3 mo. Term SOFR therafter)
3.19% 07/23/30 (g)(h)	50,000	45,380
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR therafter)
3.42% 12/20/28 (g)(h)	107,000	100,447
Bank of America Corp. (4.08% fixed rate until 03/20/50; 3.41% + 3 mo. Term SOFR therafter)
4.08% 03/20/51 (g)(h)	50,000	41,078
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR therafter)
4.24% 04/24/38 (g)(h)	50,000	44,957
Bank of America Corp. (4.38% fixed rate until 04/27/27; 1.58% + SOFR therafter)
4.38% 04/27/28 (g)(h)	50,000	48,818
Bank of America Corp. (4.83% fixed rate until 07/22/25; 1.75% + SOFR therafter)
4.83% 07/22/26 (g)(h)	150,000	148,657
Bank of America Corp. (5.82% fixed rate until 09/15/28; 1.57% + SOFR therafter)
5.82% 09/15/29 (g)(h)	200,000	205,106
Bank of Montreal
4.70% 09/14/27 (h)	25,000	24,783
Bank of New York Mellon Corp.
2.50% 01/26/32 (h)	25,000	21,085
3.85% 04/26/29 (h)	25,000	23,968
Bank of New York Mellon Corp. (4.41% fixed rate until 07/24/25; 1.35% + SOFR therafter)
4.41% 07/24/26 (g)(h)	100,000	98,790
Bank of Nova Scotia
1.95% 02/02/27 (h)	25,000	23,018
2.95% 03/11/27 (h)	50,000	47,210
4.50% 12/16/25 (h)	75,000	73,771
Banner Health
2.34% 01/01/30 (h)	75,000	65,439
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 yr. CMT therafter)
3.56% 09/23/35 (g)(h)	100,000	85,807
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR therafter)
4.97% 05/16/29 (g)(h)	100,000	97,938
Barclays PLC (5.09% fixed rate until 06/20/29; 3.05% + 1 mo. Term SOFR therafter)
5.09% 06/20/30 (g)(h)	100,000	96,188
BAT Capital Corp.
3.98% 09/25/50 (h)	25,000	17,598
4.39% 08/15/37 (h)	50,000	42,023

See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
BAT International Finance PLC
5.93% 02/02/29 (h)	$100,000	$102,678
Baxalta, Inc.
5.25% 06/23/45 (h)	75,000	73,217
Becton Dickinson & Co.
3.70% 06/06/27 (h)	66,000	63,414
4.30% 08/22/32 (h)	10,000	9,479
Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49 (h)	30,000	25,121
Berkshire Hathaway Finance Corp.
2.88% 03/15/32 (h)	25,000	22,119
BHP Billiton Finance USA Ltd.
6.42% 03/01/26 (h)	50,000	51,169
Biogen, Inc.
4.05% 09/15/25 (h)	100,000	98,126
Black Hills Corp.
4.35% 05/01/33 (h)	30,000	27,422
BlackRock, Inc.
2.40% 04/30/30 (h)	20,000	17,528
3.25% 04/30/29 (h)	60,000	56,192
Boardwalk Pipelines LP
3.60% 09/01/32 (h)	25,000	21,834
Boeing Co.
2.20% 02/04/26 (h)	100,000	93,643
3.20% 03/01/29 (h)	50,000	44,698
3.75% 02/01/50 (h)	175,000	121,751
5.71% 05/01/40 (h)	50,000	47,859
Booking Holdings, Inc.
3.60% 06/01/26	75,000	72,851
Boston Properties LP
2.55% 04/01/32 (h)	75,000	59,378
3.40% 06/21/29 (h)	50,000	44,867
Boston Scientific Corp.
4.55% 03/01/39 (h)	50,000	46,793
BP Capital Markets America, Inc.
2.72% 01/12/32 (h)	35,000	30,154
2.77% 11/10/50 (h)	25,000	16,190
3.38% 02/08/61 (h)	100,000	69,185
3.94% 09/21/28 (h)	25,000	24,224
4.23% 11/06/28 (h)	50,000	48,968
Brighthouse Financial, Inc.
3.85% 12/22/51 (h)	50,000	32,861
Bristol-Myers Squibb Co.
3.40% 07/26/29 (h)	17,000	15,972
3.55% 03/15/42 (h)	15,000	12,027
4.13% 06/15/39 (h)	15,000	13,293
5.20% 02/22/34 (h)	100,000	101,562
5.65% 02/22/64 (h)	100,000	102,966
British Telecommunications PLC
9.63% 12/15/30 (h)	50,000	61,323
Broadcom, Inc.
3.50% 02/15/41 (e)(h)	50,000	38,824
4.30% 11/15/32 (h)	225,000	211,547
Brookfield Finance, Inc.
3.90% 01/25/28 (h)	50,000	48,158
Brown & Brown, Inc.
4.20% 03/17/32 (h)	15,000	13,866
Burlington Northern Santa Fe LLC
5.40% 06/01/41 (h)	50,000	50,875
5.75% 05/01/40 (h)	75,000	79,256
	Principal Amount	Fair Value
California Institute of Technology
3.65% 09/01/19 (h)	$20,000	$13,877
Camden Property Trust
3.35% 11/01/49 (h)	10,000	7,155
4.10% 10/15/28 (h)	10,000	9,703
Campbell Soup Co.
2.38% 04/24/30 (h)	15,000	12,856
Canadian Imperial Bank of Commerce
3.60% 04/07/32 (h)	10,000	9,049
3.95% 08/04/25 (h)	25,000	24,560
Canadian National Railway Co.
3.85% 08/05/32 (h)	25,000	23,224
Canadian Pacific Railway Co.
2.05% 03/05/30 (h)	20,000	17,023
4.70% 05/01/48 (h)	50,000	44,575
Capital One Financial Corp.
4.20% 10/29/25 (h)	75,000	73,340
Capital One Financial Corp. (2.62% fixed rate until 11/02/31; 1.27% + SOFR therafter)
2.62% 11/02/32 (g)(h)	25,000	20,199
Capital One Financial Corp. (5.25% fixed rate until 07/26/29; 2.60% + SOFR therafter)
5.25% 07/26/30 (g)(h)	50,000	49,241
Carlisle Cos., Inc.
2.20% 03/01/32 (h)	50,000	40,145
Carrier Global Corp.
2.49% 02/15/27 (h)	15,000	13,982
3.58% 04/05/50 (h)	25,000	18,653
Caterpillar Financial Services Corp.
3.60% 08/12/27 (h)	50,000	48,193
Caterpillar, Inc.
3.25% 04/09/50 (h)	25,000	18,602
4.30% 05/15/44 (h)	75,000	68,296
CDW LLC/CDW Finance Corp.
2.67% 12/01/26 (h)	70,000	65,152
Celanese U.S. Holdings LLC
6.17% 07/15/27 (h)	25,000	25,464
Celulosa Arauco y Constitucion SA
3.88% 11/02/27 (h)	100,000	93,546
Cencora, Inc.
3.45% 12/15/27 (h)	50,000	47,533
Centene Corp.
4.63% 12/15/29 (h)	125,000	118,687
CenterPoint Energy Houston Electric LLC
4.45% 10/01/32 (h)	50,000	47,983
4.50% 04/01/44 (h)	75,000	66,906
Charles Schwab Corp.
3.85% 05/21/25 (h)	50,000	49,154
4.63% 03/22/30 (h)	50,000	49,644
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31 (h)	65,000	53,229
3.70% 04/01/51 (h)	25,000	15,467
4.91% 07/23/25 (h)	50,000	49,407
5.25% 04/01/53 (h)	25,000	19,788
6.38% 10/23/35 (h)	100,000	98,910

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Cheniere Corpus Christi Holdings LLC
2.74% 12/31/39 (h)	$55,000	$44,492
Chevron Corp.
2.95% 05/16/26 (h)	100,000	96,322
Chubb INA Holdings, Inc.
4.35% 11/03/45 (h)	50,000	44,538
Church & Dwight Co., Inc.
5.00% 06/15/52 (h)	25,000	23,593
CI Financial Corp.
4.10% 06/15/51 (h)	50,000	31,278
Cigna Group
2.40% 03/15/30 (h)	15,000	12,955
4.13% 11/15/25 (h)	75,000	73,970
4.38% 10/15/28 (h)	40,000	39,034
4.50% 02/25/26 (h)	50,000	49,415
4.80% 08/15/38 (h)	30,000	28,207
Cintas Corp. No. 2
3.45% 05/01/25 (h)	5,000	4,900
Cisco Systems, Inc.
2.50% 09/20/26 (h)	25,000	23,681
4.85% 02/26/29 (h)	75,000	75,582
5.90% 02/15/39 (h)	50,000	54,393
Citigroup, Inc.
3.70% 01/12/26 (h)	150,000	146,077
4.30% 11/20/26 (h)	100,000	97,526
Citigroup, Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR therafter)
2.52% 11/03/32 (g)(h)	35,000	28,698
Citigroup, Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR therafter)
3.06% 01/25/33 (g)(h)	50,000	42,433
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR therafter)
3.79% 03/17/33 (g)(h)	50,000	44,668
Citigroup, Inc. (4.08% fixed rate until 04/23/28; 1.45% + 3 mo. Term SOFR therafter)
4.08% 04/23/29 (g)(h)	75,000	71,809
Citigroup, Inc. (4.91% fixed rate until 05/24/32; 2.09% + SOFR therafter)
4.91% 05/24/33 (g)(h)	50,000	48,208
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR therafter)
6.17% 05/25/34 (g)(h)	100,000	101,600
Citizens Financial Group, Inc. (5.64% fixed rate until 05/21/32; 2.75% + 5 yr. CMT therafter)
5.64% 05/21/37 (g)(h)	50,000	46,738
Clorox Co.
1.80% 05/15/30 (h)	50,000	41,760
CME Group, Inc.
2.65% 03/15/32 (h)	20,000	17,275
CNH Industrial Capital LLC
3.95% 05/23/25 (h)	10,000	9,821
CNOOC Petroleum North America ULC
6.40% 05/15/37	25,000	28,081
Coca-Cola Co.
1.00% 03/15/28 (h)	100,000	87,737
2.50% 06/01/40 (h)	45,000	32,667
Colgate-Palmolive Co.
3.25% 08/15/32 (h)	15,000	13,570
	Principal Amount	Fair Value
Comcast Corp.
2.94% 11/01/56 (h)	$225,000	$141,694
3.38% 08/15/25 (h)	50,000	48,882
3.55% 05/01/28 (h)	50,000	47,705
4.25% 10/15/30 (h)	100,000	96,594
4.60% 10/15/38 (h)	30,000	28,006
6.50% 11/15/35 (h)	50,000	55,451
Comerica, Inc.
4.00% 02/01/29 (h)	50,000	45,862
Commonwealth Edison Co.
4.60% 08/15/43 (h)	100,000	89,601
Conagra Brands, Inc.
5.40% 11/01/48 (h)	75,000	70,454
ConocoPhillips
6.50% 02/01/39 (h)	50,000	56,712
Consolidated Edison Co. of New York, Inc.
3.60% 06/15/61 (h)	100,000	72,922
Constellation Brands, Inc.
3.50% 05/09/27 (h)	25,000	23,862
3.75% 05/01/50 (h)	5,000	3,824
4.35% 05/09/27 (h)	50,000	48,960
5.25% 11/15/48 (h)	15,000	14,352
Consumers Energy Co.
4.05% 05/15/48 (h)	50,000	41,847
Cooperatieve Rabobank UA
5.75% 12/01/43	100,000	101,730
Corning, Inc.
3.90% 11/15/49 (h)	25,000	19,676
Corp. Andina de Fomento
2.25% 02/08/27	50,000	46,100
Crown Castle, Inc.
1.35% 07/15/25 (h)	50,000	47,483
2.90% 03/15/27 (h)	25,000	23,398
3.80% 02/15/28 (h)	25,000	23,682
5.20% 02/15/49 (h)	50,000	46,272
CSX Corp.
6.22% 04/30/40 (h)	75,000	81,862
CubeSmart LP
4.38% 02/15/29 (h)	15,000	14,405
CVS Health Corp.
3.88% 07/20/25 (h)	50,000	49,077
5.05% 03/25/48 (h)	250,000	226,687
Darden Restaurants, Inc.
4.55% 02/15/48 (h)	15,000	12,385
Dayton Power & Light Co.
3.95% 06/15/49 (h)	15,000	11,213
Deere & Co.
2.75% 04/15/25 (h)	25,000	24,390
7.13% 03/03/31 (h)	75,000	85,986
Dell International LLC/EMC Corp.
8.35% 07/15/46 (h)	75,000	96,995
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR therafter)
3.55% 09/18/31 (g)(h)	100,000	88,046
Deutsche Telekom International Finance BV
8.75% 06/15/30 (h)	50,000	59,115
Devon Energy Corp.
5.00% 06/15/45 (h)	25,000	22,159
DH Europe Finance II SARL
2.60% 11/15/29 (h)	75,000	67,140
3.40% 11/15/49 (h)	25,000	18,765

See Notes to Schedule of Investments.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Diamondback Energy, Inc.
4.40% 03/24/51 (h)	$25,000	$20,716
Dollar General Corp.
4.13% 05/01/28 (h)	25,000	24,276
Dollar Tree, Inc.
4.00% 05/15/25 (h)	50,000	49,171
Dominion Energy, Inc.
4.25% 06/01/28 (h)	50,000	48,436
4.70% 12/01/44 (h)	50,000	43,425
Dow Chemical Co.
2.10% 11/15/30 (h)	100,000	84,450
DTE Electric Co.
4.85% 12/01/26 (h)	100,000	99,992
Duke Energy Corp.
4.85% 01/05/27 (h)	50,000	49,799
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 yr. CMT therafter)
3.25% 01/15/82 (g)(h)	25,000	22,286
Duke Energy Florida LLC
6.35% 09/15/37 (h)	250,000	269,982
DuPont de Nemours, Inc.
5.32% 11/15/38 (h)	15,000	14,959
5.42% 11/15/48 (h)	40,000	39,929
Eagle Materials, Inc.
2.50% 07/01/31 (h)	25,000	21,013
eBay, Inc.
1.40% 05/10/26 (h)	50,000	46,343
Ecolab, Inc.
2.13% 02/01/32 (h)	25,000	20,765
Edison International
5.75% 06/15/27 (h)	100,000	101,318
Elevance Health, Inc.
4.10% 05/15/32 (h)	25,000	23,362
4.65% 01/15/43	50,000	45,514
Eli Lilly & Co.
2.25% 05/15/50 (h)	50,000	30,549
2.75% 06/01/25 (h)	22,000	21,419
3.38% 03/15/29 (h)	13,000	12,336
5.10% 02/09/64 (h)	50,000	49,860
Emera U.S. Finance LP
3.55% 06/15/26 (h)	60,000	57,578
Emory University
2.14% 09/01/30 (h)	40,000	34,564
Enbridge Energy Partners LP
5.88% 10/15/25 (h)	75,000	75,448
Enbridge, Inc.
4.00% 11/15/49 (h)	75,000	58,582
Enel Chile SA
4.88% 06/12/28 (h)	25,000	24,353
Energy Transfer LP
4.95% 05/15/28 (h)	60,000	59,507
6.00% 06/15/48 (h)	50,000	49,726
6.50% 02/01/42 (h)	50,000	53,088
Enstar Group Ltd.
3.10% 09/01/31 (h)	10,000	8,307
Entergy Arkansas LLC
2.65% 06/15/51 (h)	100,000	60,936
Enterprise Products Operating LLC
3.30% 02/15/53 (h)	100,000	71,033
4.45% 02/15/43 (h)	42,000	37,475
	Principal Amount	Fair Value
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.83% + 3 mo. Term SOFR therafter)
5.38% 02/15/78 (g)(h)	$50,000	$46,776
Equifax, Inc.
5.10% 12/15/27 (h)	25,000	24,980
Equinor ASA
2.88% 04/06/25	75,000	73,243
ERP Operating LP
4.50% 07/01/44 (h)	75,000	64,993
Essential Utilities, Inc.
2.70% 04/15/30 (h)	25,000	21,607
Essex Portfolio LP
5.50% 04/01/34 (h)	100,000	100,069
Estee Lauder Cos., Inc.
2.38% 12/01/29 (h)	20,000	17,581
3.13% 12/01/49 (h)	30,000	20,694
European Bank for Reconstruction & Development
4.13% 01/25/29	50,000	49,527
4.25% 03/13/34	125,000	123,817
European Investment Bank
0.38% 12/15/25 - 03/26/26	150,000	138,340
2.75% 08/15/25	20,000	19,431
3.88% 03/15/28	250,000	245,235
Eversource Energy
5.45% 03/01/28 (h)	100,000	101,250
Exelon Corp.
5.15% 03/15/28 (h)	150,000	150,402
Expedia Group, Inc.
3.80% 02/15/28 (h)	75,000	71,380
Extra Space Storage LP
3.90% 04/01/29 (h)	5,000	4,709
Exxon Mobil Corp.
2.28% 08/16/26 (h)	50,000	47,312
3.04% 03/01/26 (h)	50,000	48,435
Fairfax Financial Holdings Ltd.
4.63% 04/29/30 (h)	25,000	23,869
Federal Realty OP LP
3.20% 06/15/29 (h)	50,000	45,399
Fidelity National Financial, Inc.
4.50% 08/15/28 (h)	25,000	24,173
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR therafter)
1.71% 11/01/27 (g)(h)	25,000	22,731
Fifth Third Bancorp (4.77% fixed rate until 07/28/29; 2.13% + SOFR therafter)
4.77% 07/28/30 (g)(h)	25,000	24,071
Fifth Third Bank NA
3.85% 03/15/26 (h)	75,000	72,319
Fiserv, Inc.
5.15% 03/15/27 (h)	100,000	100,320
Flex Ltd.
4.88% 06/15/29 (h)	25,000	24,506
Florida Power & Light Co.
2.88% 12/04/51 (h)	100,000	65,733
4.13% 02/01/42 (h)	50,000	43,312
5.95% 02/01/38 (h)	25,000	26,923
Ford Motor Credit Co. LLC
7.35% 03/06/30 (h)	200,000	213,248
Fortune Brands Innovations, Inc.
4.00% 03/25/32 (h)	25,000	22,852

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Freeport-McMoRan, Inc.
4.63% 08/01/30 (h)	$25,000	$24,040
GATX Corp.
3.50% 03/15/28 (h)	25,000	23,543
4.90% 03/15/33 (h)	25,000	24,043
GE HealthCare Technologies, Inc.
5.86% 03/15/30 (h)	100,000	104,046
General Dynamics Corp.
4.25% 04/01/40 (h)	25,000	22,630
General Mills, Inc.
2.88% 04/15/30 (h)	75,000	66,826
General Motors Co.
5.60% 10/15/32 (h)	225,000	227,650
General Motors Financial Co., Inc.
5.00% 04/09/27 (h)	15,000	14,894
Georgetown University
2.94% 04/01/50 (h)	10,000	7,000
Georgia Power Co.
4.70% 05/15/32 (h)	25,000	24,436
Gilead Sciences, Inc.
3.65% 03/01/26 (h)	75,000	73,054
4.80% 04/01/44 (h)	50,000	46,411
5.65% 12/01/41 (h)	50,000	51,460
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (h)	75,000	70,770
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25 (h)	55,000	54,100
Global Payments, Inc.
5.40% 08/15/32 (h)	25,000	24,782
Globe Life, Inc.
4.80% 06/15/32 (h)	15,000	14,632
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31 (h)	50,000	44,642
5.25% 06/01/25 (h)	10,000	9,942
5.38% 04/15/26 (h)	20,000	19,835
5.75% 06/01/28 (h)	10,000	10,018
Goldman Sachs Group, Inc.
3.75% 02/25/26 (h)	100,000	97,649
4.80% 07/08/44 (h)	75,000	69,160
6.25% 02/01/41 (h)	50,000	54,400
6.75% 10/01/37 (h)	100,000	109,082
Goldman Sachs Group, Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR therafter)
2.65% 10/21/32 (g)(h)	30,000	24,969
Goldman Sachs Group, Inc. (3.62% fixed rate until 03/15/27; 1.85% + SOFR therafter)
3.62% 03/15/28 (g)(h)	250,000	239,132
Goldman Sachs Group, Inc. (4.39% fixed rate until 06/15/26; 1.51% + SOFR therafter)
4.39% 06/15/27 (g)(h)	15,000	14,711
Halliburton Co.
5.00% 11/15/45 (h)	100,000	93,878
Hartford Financial Services Group, Inc.
4.30% 04/15/43 (h)	100,000	86,029
Hasbro, Inc.
3.90% 11/19/29 (h)	50,000	46,413
HCA, Inc.
5.38% 09/01/26 (h)	100,000	99,972
	Principal Amount	Fair Value
5.50% 06/15/47 (h)	$85,000	$80,799
Hershey Co.
2.45% 11/15/29 (h)	75,000	66,980
Hess Corp.
5.80% 04/01/47 (h)	75,000	77,043
Highwoods Realty LP
4.20% 04/15/29 (h)	25,000	22,789
Home Depot, Inc.
1.88% 09/15/31 (h)	20,000	16,335
2.75% 09/15/51 (h)	50,000	32,180
3.00% 04/01/26 (h)	50,000	48,244
3.25% 04/15/32 (h)	20,000	17,882
3.63% 04/15/52 (h)	75,000	57,292
4.20% 04/01/43 (h)	50,000	43,578
4.50% 09/15/32 (h)	15,000	14,721
Honeywell International, Inc.
5.38% 03/01/41 (h)	50,000	51,645
Host Hotels & Resorts LP
3.38% 12/15/29 (h)	50,000	44,562
HP, Inc.
4.20% 04/15/32 (h)	25,000	23,393
5.50% 01/15/33 (h)	15,000	15,187
6.00% 09/15/41 (h)	37,000	38,419
HSBC Holdings PLC
5.25% 03/14/44 (h)	75,000	71,020
6.50% 09/15/37 (h)	100,000	104,088
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR therafter)
4.29% 09/12/26 (g)(h)	50,000	49,080
HSBC Holdings PLC (7.39% fixed rate until 11/03/27; 3.35% + SOFR therafter)
7.39% 11/03/28 (g)(h)	250,000	265,940
Hubbell, Inc.
3.50% 02/15/28 (h)	50,000	47,495
Huntington Bancshares, Inc. (5.02% fixed rate until 05/17/32; 2.05% + SOFR therafter)
5.02% 05/17/33 (g)(h)	35,000	33,329
Huntsman International LLC
4.50% 05/01/29 (h)	20,000	19,103
Hyatt Hotels Corp.
5.75% 04/23/30 (h)	25,000	25,640
IDEX Corp.
3.00% 05/01/30 (h)	10,000	8,830
Illinois Tool Works, Inc.
2.65% 11/15/26 (h)	50,000	47,422
Indiana University Health, Inc. Obligated Group
2.85% 11/01/51 (h)	15,000	10,208
ING Groep NV
4.05% 04/09/29 (h)	50,000	47,483
Intel Corp.
2.45% 11/15/29 (h)	25,000	22,151
3.75% 03/25/27 (h)	150,000	145,644
4.15% 08/05/32 (h)	25,000	23,735
4.60% 03/25/40 (h)	50,000	46,977
4.90% 08/05/52 (h)	25,000	23,328
Inter-American Development Bank
1.13% 01/13/31	75,000	60,971
7.00% 06/15/25	200,000	203,926
Intercontinental Exchange, Inc.
3.00% 06/15/50 (h)	15,000	10,139

See Notes to Schedule of Investments.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
3.65% 05/23/25 (h)	$75,000	$73,629
4.60% 03/15/33 (h)	15,000	14,540
International Bank for Reconstruction & Development
0.63% 04/22/25	100,000	95,478
1.25% 02/10/31	150,000	122,716
2.50% 07/29/25	100,000	96,878
3.13% 06/15/27	50,000	48,014
3.63% 09/21/29	250,000	241,360
International Business Machines Corp.
4.00% 06/20/42 (h)	50,000	42,184
6.22% 08/01/27 (h)	100,000	104,439
International Finance Corp.
0.38% 07/16/25	100,000	94,317
International Flavors & Fragrances, Inc.
5.00% 09/26/48 (h)	15,000	12,838
Interpublic Group of Cos., Inc.
4.65% 10/01/28 (h)	10,000	9,829
Interstate Power & Light Co.
6.25% 07/15/39 (h)	75,000	78,564
Invitation Homes Operating Partnership LP
2.70% 01/15/34 (h)	15,000	11,947
Jabil, Inc.
4.25% 05/15/27 (h)	15,000	14,546
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 02/01/28 (h)	50,000	49,239
5.75% 04/01/33 (h)	35,000	34,485
6.50% 12/01/52 (h)	15,000	14,836
Jefferies Financial Group, Inc.
2.75% 10/15/32 (h)	35,000	28,413
4.85% 01/15/27 (h)	75,000	74,437
John Deere Capital Corp.
2.35% 03/08/27 (h)	25,000	23,353
4.95% 03/06/26 (h)	100,000	100,039
Johnson & Johnson
1.30% 09/01/30 (h)	75,000	61,999
3.40% 01/15/38 (h)	25,000	21,439
Johnson Controls International PLC
6.00% 01/15/36 (h)	75,000	79,266
JPMorgan Chase & Co.
3.63% 12/01/27 (h)	100,000	95,264
6.40% 05/15/38 (h)	100,000	112,475
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR therafter)
2.95% 02/24/28 (g)(h)	30,000	28,188
JPMorgan Chase & Co. (3.33% fixed rate until 04/22/51; 1.58% + SOFR therafter)
3.33% 04/22/52 (g)(h)	100,000	72,432
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.42% + 3 mo. Term SOFR therafter)
3.70% 05/06/30 (g)(h)	75,000	70,258
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR therafter)
3.90% 01/23/49 (g)(h)	25,000	20,364
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.08% fixed rate until 04/26/25; 1.32% + SOFR therafter)
4.08% 04/26/26 (g)(h)	$250,000	$246,177
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.59% + 3 mo. Term SOFR therafter)
4.45% 12/05/29 (g)(h)	50,000	48,748
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/32; 1.80% + SOFR therafter)
4.59% 04/26/33 (g)(h)	40,000	38,294
JPMorgan Chase & Co. (5.30% fixed rate until 07/24/28; 1.45% + SOFR therafter)
5.30% 07/24/29 (g)(h)	100,000	100,750
JPMorgan Chase & Co. (5.72% fixed rate until 09/14/32; 2.58% + SOFR therafter)
5.72% 09/14/33 (g)(h)	75,000	76,485
Kaiser Foundation Hospitals
3.00% 06/01/51 (h)	70,000	48,441
Kellanova
4.50% 04/01/46 (h)	50,000	42,836
Kemper Corp.
3.80% 02/23/32 (h)	25,000	21,348
Kennametal, Inc.
4.63% 06/15/28 (h)	25,000	24,549
Kentucky Utilities Co.
4.38% 10/01/45 (h)	40,000	34,332
Keurig Dr Pepper, Inc.
4.05% 04/15/32 (h)	35,000	32,619
KeyBank NA
3.90% 04/13/29 (h)	100,000	89,725
Keysight Technologies, Inc.
3.00% 10/30/29 (h)	25,000	22,289
Kimberly-Clark Corp.
2.00% 11/02/31 (h)	50,000	41,452
Kimco Realty OP LLC
4.60% 02/01/33 (h)	25,000	23,650
Kinder Morgan Energy Partners LP
5.00% 08/15/42 (h)	50,000	44,502
KLA Corp.
4.95% 07/15/52 (h)	25,000	24,114
Kraft Heinz Foods Co.
6.88% 01/26/39 (h)	50,000	56,499
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	47,145
0.75% 09/30/30	75,000	60,108
2.00% 05/02/25	75,000	72,591
3.88% 06/15/28	150,000	146,958
5.13% 09/29/25	100,000	100,314
Kroger Co.
3.95% 01/15/50 (h)	50,000	39,779
4.50% 01/15/29 (h)	25,000	24,671
Kyndryl Holdings, Inc.
2.70% 10/15/28 (h)	75,000	66,475
L3Harris Technologies, Inc.
3.83% 04/27/25 (h)	50,000	49,169
4.85% 04/27/35 (h)	40,000	38,256
Lear Corp.
4.25% 05/15/29 (h)	25,000	23,899

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Lennar Corp.
5.25% 06/01/26 (h)	$100,000	$99,957
Lloyds Banking Group PLC
4.65% 03/24/26 (h)	50,000	49,038
Lloyds Banking Group PLC (5.99% fixed rate until 08/07/26; 1.48% + 1 yr. CMT therafter)
5.99% 08/07/27 (g)(h)	200,000	201,852
Lockheed Martin Corp.
3.80% 03/01/45 (h)	25,000	20,491
4.15% 06/15/53 (h)	45,000	37,941
4.70% 05/15/46 (h)	50,000	46,612
Lowe's Cos., Inc.
1.70% 10/15/30 (h)	45,000	36,769
2.63% 04/01/31 (h)	25,000	21,516
3.00% 10/15/50 (h)	30,000	19,646
3.38% 09/15/25 (h)	30,000	29,234
4.25% 04/01/52 (h)	50,000	40,957
4.65% 04/15/42 (h)	25,000	22,703
LYB International Finance III LLC
3.80% 10/01/60 (h)	75,000	52,168
M&T Bank Corp. (4.55% fixed rate until 08/16/27; 1.78% + SOFR therafter)
4.55% 08/16/28 (g)(h)	15,000	14,317
Manulife Financial Corp.
3.70% 03/16/32 (h)	50,000	46,153
Marathon Petroleum Corp.
4.50% 04/01/48 (h)	25,000	21,178
Markel Group, Inc.
3.50% 11/01/27 (h)	50,000	47,338
Marriott International, Inc.
3.75% 10/01/25 (h)	50,000	48,790
5.75% 05/01/25 (h)	40,000	40,107
Marsh & McLennan Cos., Inc.
5.15% 03/15/34 (h)	100,000	100,759
Martin Marietta Materials, Inc.
3.50% 12/15/27 (h)	50,000	47,689
Marvell Technology, Inc.
1.65% 04/15/26 (h)	25,000	23,266
Mastercard, Inc.
2.95% 11/21/26 (h)	50,000	47,738
McDonald's Corp.
3.50% 07/01/27 (h)	25,000	23,976
3.63% 09/01/49 (h)	55,000	41,853
3.80% 04/01/28 (h)	50,000	48,238
4.60% 09/09/32 (h)	35,000	34,445
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (h)	95,000	81,122
Merck & Co., Inc.
2.75% 12/10/51 (h)	25,000	16,356
3.70% 02/10/45 (h)	50,000	40,822
4.00% 03/07/49 (h)	40,000	33,626
6.50% 12/01/33 (h)	100,000	113,624
Meta Platforms, Inc.
3.85% 08/15/32 (h)	100,000	93,801
4.45% 08/15/52 (h)	75,000	66,647
MetLife, Inc.
4.13% 08/13/42 (h)	25,000	21,243
5.00% 07/15/52 (h)	30,000	28,226
6.50% 12/15/32 (h)	50,000	55,198
Micron Technology, Inc.
4.66% 02/15/30 (h)	75,000	73,312
	Principal Amount	Fair Value
Microsoft Corp.
2.50% 09/15/50 (e)(h)	$50,000	$32,287
2.68% 06/01/60 (h)	50,000	32,206
2.92% 03/17/52 (h)	125,000	88,387
3.45% 08/08/36 (h)	48,000	42,992
4.25% 02/06/47 (h)	50,000	46,969
Mitsubishi UFJ Financial Group, Inc.
4.05% 09/11/28 (h)	100,000	97,353
4.15% 03/07/39 (h)	25,000	22,686
Mizuho Financial Group, Inc. (5.75% fixed rate until 07/06/33; 1.90% + 1 yr. CMT therafter)
5.75% 07/06/34 (g)(h)	200,000	206,134
Moody's Corp.
3.25% 05/20/50	50,000	35,756
Morgan Stanley
4.00% 07/23/25	95,000	93,441
4.35% 09/08/26	50,000	48,919
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR therafter)
2.48% 09/16/36 (g)	50,000	39,523
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR therafter)
2.51% 10/20/32 (g)	75,000	61,973
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR therafter)
2.80% 01/25/52 (g)	25,000	16,417
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.69% + 3 mo. Term SOFR therafter)
4.46% 04/22/39 (g)	50,000	45,416
Morgan Stanley (4.89% fixed rate until 07/20/32; 2.08% + SOFR therafter)
4.89% 07/20/33 (g)	60,000	58,198
Morgan Stanley (5.45% fixed rate until 07/20/28; 1.63% + SOFR therafter)
5.45% 07/20/29 (g)	200,000	201,722
Morgan Stanley (6.14% fixed rate until 10/16/25; 1.77% + SOFR therafter)
6.14% 10/16/26 (g)	100,000	101,152
Motorola Solutions, Inc.
5.60% 06/01/32	50,000	50,715
MPLX LP
4.80% 02/15/29	70,000	69,190
5.50% 02/15/49	50,000	47,666
Nasdaq, Inc.
3.25% 04/28/50	20,000	13,930
National Australia Bank Ltd.
3.50% 06/09/25	100,000	98,093
National Fuel Gas Co.
4.75% 09/01/28	50,000	48,623
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	39,257
3.45% 06/15/25	15,000	14,678
4.40% 11/01/48	10,000	8,520
NatWest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 1 mo. Term SOFR therafter)
4.89% 05/18/29 (g)	100,000	97,916

See Notes to Schedule of Investments.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
New York & Presbyterian Hospital
2.26% 08/01/40	$25,000	$17,104
3.95% 08/01/19	35,000	25,851
Newmont Corp.
2.60% 07/15/32	50,000	41,799
NextEra Energy Capital Holdings, Inc.
3.50% 04/01/29	50,000	46,597
Nomura Holdings, Inc.
5.10% 07/03/25	50,000	49,656
Nordic Investment Bank
0.38% 09/11/25	75,000	70,314
Norfolk Southern Corp.
3.16% 05/15/55	50,000	33,054
3.70% 03/15/53	25,000	18,776
3.80% 08/01/28	30,000	28,741
3.94% 11/01/47	35,000	27,903
Northern Trust Corp.
1.95% 05/01/30	40,000	34,028
Northwell Healthcare, Inc.
3.81% 11/01/49	50,000	38,031
Northwestern University
3.66% 12/01/57	10,000	7,932
Novartis Capital Corp.
4.40% 05/06/44	50,000	46,029
Nucor Corp.
3.13% 04/01/32	10,000	8,809
NVIDIA Corp.
1.55% 06/15/28	50,000	44,567
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 02/15/42	75,000	53,884
Occidental Petroleum Corp.
6.45% 09/15/36	75,000	79,993
Oesterreichische Kontrollbank AG
2.88% 05/23/25	25,000	24,388
Oglethorpe Power Corp.
4.50% 04/01/47	15,000	12,462
OhioHealth Corp.
2.83% 11/15/41	25,000	18,375
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	45,509
Omnicom Group, Inc.
4.20% 06/01/30	75,000	71,441
Oncor Electric Delivery Co. LLC
4.15% 06/01/32	20,000	18,793
4.60% 06/01/52	50,000	44,088
ONE Gas, Inc.
4.50% 11/01/48	20,000	17,488
ONEOK Partners LP
6.13% 02/01/41	62,000	63,973
ONEOK, Inc.
4.35% 03/15/29	50,000	48,469
Oracle Corp.
3.25% 05/15/30	50,000	45,327
3.60% 04/01/40	50,000	39,428
3.85% 04/01/60	200,000	142,392
4.30% 07/08/34	75,000	69,185
4.50% 07/08/44	75,000	64,101
Orange SA
9.00% 03/01/31	50,000	60,643
ORIX Corp.
5.20% 09/13/32	100,000	101,380
	Principal Amount	Fair Value
Otis Worldwide Corp.
2.06% 04/05/25	$50,000	$48,344
Owens Corning
3.88% 06/01/30	25,000	23,343
Pacific Gas & Electric Co.
3.50% 08/01/50	50,000	34,245
4.40% 03/01/32	25,000	23,026
6.10% 01/15/29	100,000	103,019
PacifiCorp
6.25% 10/15/37	203,000	213,954
Paramount Global
4.95% 01/15/31 (h)	100,000	88,968
5.85% 09/01/43 (h)	25,000	20,236
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	16,351
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	17,027
PepsiCo, Inc.
3.45% 10/06/46	25,000	19,602
3.50% 07/17/25	150,000	146,988
Pfizer Investment Enterprises Pte. Ltd.
4.75% 05/19/33	200,000	197,060
Pfizer, Inc.
4.13% 12/15/46	50,000	42,705
4.30% 06/15/43	50,000	44,399
Philip Morris International, Inc.
1.75% 11/01/30	75,000	61,195
3.38% 08/15/29	50,000	46,380
3.88% 08/21/42	42,000	33,606
Phillips 66 Co.
3.15% 12/15/29	50,000	45,388
Pioneer Natural Resources Co.
1.13% 01/15/26	50,000	46,556
PNC Bank NA
3.10% 10/25/27	100,000	93,303
PNC Financial Services Group, Inc.
2.60% 07/23/26	50,000	47,246
PNC Financial Services Group, Inc. (4.63% fixed rate until 06/06/32; 1.85% + SOFR therafter)
4.63% 06/06/33 (g)	25,000	23,318
President & Fellows of Harvard College
3.15% 07/15/46	50,000	38,114
Principal Financial Group, Inc.
3.40% 05/15/25	50,000	48,886
Procter & Gamble Co.
2.45% 11/03/26	75,000	70,974
5.55% 03/05/37	75,000	80,734
Progressive Corp.
4.20% 03/15/48	50,000	43,371
Prologis LP
2.25% 01/15/32	50,000	41,295
4.38% 02/01/29	65,000	63,834
Providence St. Joseph Health Obligated Group
3.93% 10/01/48	20,000	15,608
Prudential Financial, Inc. (6.00% fixed rate until 06/01/32; 3.23% + 5 yr. CMT therafter)
6.00% 09/01/52 (g)	100,000	99,623
Public Service Co. of Colorado
3.70% 06/15/28	50,000	47,776

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
4.10% 06/15/48	$30,000	$23,615
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	28,440
3.80% 03/01/46	75,000	60,136
Puget Energy, Inc.
3.65% 05/15/25	50,000	48,812
QUALCOMM, Inc.
3.25% 05/20/50	65,000	48,101
4.25% 05/20/32	10,000	9,636
4.65% 05/20/35	50,000	49,592
Realty Income Corp.
2.70% 02/15/32	30,000	25,072
3.10% 12/15/29	25,000	22,712
3.25% 01/15/31	75,000	66,940
Regency Centers LP
4.13% 03/15/28	25,000	24,102
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	45,000	36,792
Reliance, Inc.
1.30% 08/15/25	55,000	52,045
RELX Capital, Inc.
4.00% 03/18/29	25,000	24,004
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	23,216
Revvity, Inc.
2.25% 09/15/31	35,000	28,719
3.30% 09/15/29	15,000	13,618
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	50,000	49,852
Rockwell Automation, Inc.
3.50% 03/01/29	45,000	42,795
Rogers Communications, Inc.
4.50% 03/15/42	10,000	8,687
7.50% 08/15/38	75,000	87,248
Roper Technologies, Inc.
3.80% 12/15/26	75,000	72,700
Ross Stores, Inc.
4.60% 04/15/25	50,000	49,530
Royal Bank of Canada
3.88% 05/04/32	50,000	46,172
4.24% 08/03/27	50,000	48,863
RPM International, Inc.
4.25% 01/15/48	50,000	41,366
RTX Corp.
3.95% 08/16/25 (h)	15,000	14,754
4.13% 11/16/28 (h)	150,000	145,182
4.63% 11/16/48	15,000	13,322
Ryder System, Inc.
1.75% 09/01/26	15,000	13,822
4.30% 06/15/27	10,000	9,753
S&P Global, Inc.
3.70% 03/01/52	50,000	39,613
Sabra Health Care LP
3.90% 10/15/29	25,000	22,561
Safehold GL Holdings LLC
2.85% 01/15/32	25,000	20,330
Salesforce, Inc.
2.70% 07/15/41	50,000	36,190
3.05% 07/15/61	25,000	16,289
San Diego Gas & Electric Co.
5.55% 04/15/54	50,000	50,672
Sempra
3.80% 02/01/38	25,000	20,813
	Principal Amount	Fair Value
Shell International Finance BV
4.38% 05/11/45	$50,000	$44,668
6.38% 12/15/38	50,000	56,630
Sherwin-Williams Co.
3.95% 01/15/26 (h)	100,000	97,963
Snap-on, Inc.
3.10% 05/01/50 (h)	15,000	10,660
Sonoco Products Co.
3.13% 05/01/30 (h)	75,000	67,079
Southern California Edison Co.
3.45% 02/01/52 (h)	25,000	17,654
3.60% 02/01/45 (h)	50,000	37,428
4.20% 03/01/29 (h)	25,000	24,108
Southern California Gas Co.
2.55% 02/01/30 (h)	50,000	43,845
Southern Co.
5.20% 06/15/33 (h)	100,000	100,002
Southwest Airlines Co.
3.00% 11/15/26 (h)	50,000	47,179
Southwest Gas Corp.
4.05% 03/15/32 (h)	15,000	13,744
Southwestern Electric Power Co.
3.25% 11/01/51 (h)	25,000	16,545
Starbucks Corp.
3.75% 12/01/47 (h)	35,000	27,530
3.80% 08/15/25 (h)	50,000	49,060
Stryker Corp.
4.63% 03/15/46 (h)	25,000	22,823
Sumitomo Mitsui Financial Group, Inc.
1.47% 07/08/25 (h)	50,000	47,620
2.14% 09/23/30 (h)	25,000	20,720
3.01% 10/19/26 (h)	100,000	94,912
3.35% 10/18/27 (h)	50,000	47,276
4.31% 10/16/28 (h)	25,000	24,631
Suncor Energy, Inc.
6.85% 06/01/39 (h)	50,000	54,826
Suzano Austria GmbH
3.75% 01/15/31 (h)	55,000	48,606
Synchrony Financial
3.95% 12/01/27 (h)	25,000	23,392
Sysco Corp.
3.25% 07/15/27 (h)	75,000	70,904
Tampa Electric Co.
4.30% 06/15/48 (h)	25,000	20,799
Tapestry, Inc.
3.05% 03/15/32 (h)	25,000	20,496
Target Corp.
2.25% 04/15/25 (h)	50,000	48,611
4.50% 09/15/32 (h)	25,000	24,498
Teck Resources Ltd.
6.25% 07/15/41 (h)	25,000	25,587
Telefonica Emisiones SA
7.05% 06/20/36 (h)	50,000	55,937
TELUS Corp.
4.60% 11/16/48 (h)	50,000	43,574
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28 (h)	200,000	213,868
Texas Instruments, Inc.
3.65% 08/16/32 (h)	15,000	13,904
3.88% 03/15/39 (h)	50,000	44,745
Textron, Inc.
3.90% 09/17/29 (h)	50,000	46,953

See Notes to Schedule of Investments.
98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Thermo Fisher Scientific, Inc.
1.75% 10/15/28 (h)	$20,000	$17,653
Time Warner Cable LLC
4.50% 09/15/42 (h)	75,000	55,603
7.30% 07/01/38 (h)	50,000	50,242
Timken Co.
4.50% 12/15/28 (h)	20,000	19,600
T-Mobile USA, Inc.
3.60% 11/15/60 (h)	45,000	31,556
4.85% 01/15/29 (h)	100,000	99,311
Toronto-Dominion Bank
0.75% 09/11/25 (h)	50,000	46,972
1.95% 01/12/27 (h)	50,000	46,223
Tosco Corp.
8.13% 02/15/30 (h)	150,000	173,385
TotalEnergies Capital International SA
3.39% 06/29/60	50,000	35,236
Toyota Motor Credit Corp.
3.00% 04/01/25	50,000	48,968
4.55% 09/20/27	25,000	24,761
4.63% 01/12/28	150,000	149,502
Trane Technologies Financing Ltd.
4.50% 03/21/49 (h)	50,000	44,052
TransCanada PipeLines Ltd.
5.85% 03/15/36	150,000	154,033
Travelers Cos., Inc.
4.00% 05/30/47	50,000	41,567
Truist Bank
3.30% 05/15/26 (h)	100,000	95,886
Truist Financial Corp.
1.95% 06/05/30	25,000	20,680
Truist Financial Corp. (4.92% fixed rate until 07/28/32; 2.24% + SOFR therafter)
4.92% 07/28/33 (g)	25,000	23,276
Tucson Electric Power Co.
4.85% 12/01/48 (h)	50,000	44,644
TWDC Enterprises 18 Corp.
3.00% 07/30/46 (h)	75,000	53,263
Tyco Electronics Group SA
2.50% 02/04/32 (h)	45,000	38,351
Tyson Foods, Inc.
4.00% 03/01/26 (h)	15,000	14,643
4.88% 08/15/34 (h)	45,000	43,211
U.S. Bancorp
3.95% 11/17/25 (h)	50,000	48,991
U.S. Bancorp (4.55% fixed rate until 07/22/27; 1.66% + SOFR therafter)
4.55% 07/22/28 (g)(h)	25,000	24,503
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR therafter)
5.68% 01/23/35 (g)(h)	100,000	101,019
UBS Group AG
4.88% 05/15/45 (h)	50,000	46,484
Unilever Capital Corp.
2.90% 05/05/27 (h)	50,000	47,422
Union Electric Co.
3.50% 03/15/29 (h)	25,000	23,469
3.65% 04/15/45 (h)	35,000	26,873
Union Pacific Corp.
2.80% 02/14/32 (h)	15,000	13,031
3.38% 02/14/42 (h)	10,000	7,916
3.55% 08/15/39 (h)	15,000	12,507
	Principal Amount	Fair Value
3.95% 08/15/59 (h)	$20,000	$15,509
4.95% 09/09/52 (h)	50,000	48,325
United Airlines Pass-Through Trust
5.88% 04/15/29 (h)	101,825	101,632
UnitedHealth Group, Inc.
3.75% 10/15/47 (h)	25,000	19,722
3.88% 12/15/28 (h)	15,000	14,470
4.45% 12/15/48 (h)	10,000	8,893
5.20% 04/15/63 (h)	100,000	97,065
5.95% 02/15/41 (h)	125,000	132,684
6.88% 02/15/38 (h)	50,000	58,704
University of Notre Dame du Lac
3.39% 02/15/48 (h)	25,000	19,797
Vale Overseas Ltd.
6.88% 11/10/39 (h)	75,000	80,169
Valero Energy Corp.
6.63% 06/15/37 (h)	50,000	54,523
VeriSign, Inc.
2.70% 06/15/31 (h)	30,000	25,150
Verisk Analytics, Inc.
4.13% 03/15/29 (h)	60,000	57,766
Verizon Communications, Inc.
2.88% 11/20/50 (h)	50,000	32,676
3.88% 02/08/29 - 03/01/52 (h)	105,000	83,497
4.33% 09/21/28 (h)	284,000	277,766
VF Corp.
2.95% 04/23/30 (h)	75,000	61,992
VMware LLC
4.50% 05/15/25 (h)	25,000	24,758
Vodafone Group PLC
4.25% 09/17/50 (h)	75,000	60,561
Vulcan Materials Co.
4.70% 03/01/48 (h)	50,000	44,935
W R Berkley Corp.
4.00% 05/12/50	20,000	15,497
Wachovia Corp.
5.50% 08/01/35 (h)	100,000	100,575
Walmart, Inc.
3.25% 07/08/29 (h)	40,000	37,942
4.50% 04/15/53 (h)	100,000	92,428
Walt Disney Co.
3.38% 11/15/26 (h)	50,000	48,121
3.60% 01/13/51 (h)	25,000	19,364
4.70% 03/23/50 (h)	50,000	46,820
Warnermedia Holdings, Inc.
3.76% 03/15/27 (h)	75,000	71,566
4.28% 03/15/32 (h)	40,000	35,752
5.05% 03/15/42 (h)	15,000	12,868
5.39% 03/15/62 (h)	15,000	12,436
Waste Connections, Inc.
3.50% 05/01/29	50,000	47,037
Waste Management, Inc.
2.00% 06/01/29	25,000	21,931
Wells Fargo & Co.
4.15% 01/24/29	100,000	96,367
4.40% 06/14/46	50,000	41,597
Wells Fargo & Co. (4.90% fixed rate until 07/25/32; 2.10% + SOFR therafter)
4.90% 07/25/33 (g)	60,000	57,776

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (5.01% fixed rate until 04/04/50; 4.50% + 3 mo. Term SOFR therafter)
5.01% 04/04/51 (g)	$125,000	$117,459
Wells Fargo Bank NA
5.55% 08/01/25	250,000	251,232
Welltower OP LLC
4.13% 03/15/29	75,000	71,793
Western Digital Corp.
3.10% 02/01/32	30,000	24,134
Westlake Corp.
4.38% 11/15/47	50,000	41,482
Westpac Banking Corp.
1.95% 11/20/28	25,000	22,054
3.74% 08/26/25	50,000	49,076
Whirlpool Corp.
4.70% 05/14/32	15,000	14,355
Williams Cos., Inc.
5.65% 03/15/33	100,000	102,695
5.75% 06/24/44	65,000	64,713
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	8,453
Wisconsin Public Service Corp.
3.30% 09/01/49	20,000	14,160
WP Carey, Inc.
3.85% 07/15/29	50,000	46,664
Zimmer Biomet Holdings, Inc.
3.55% 04/01/25	50,000	49,047
Zoetis, Inc.
3.00% 05/15/50	70,000	48,234
		40,309,651
Non-Agency Collateralized Mortgage Obligations - 0.1%
Bank
2.98% 11/15/62	50,000	44,799
3.01% 09/15/62	50,000	44,733
BBCMS Mortgage Trust
2.69% 11/15/54	150,000	127,958
4.31% 12/15/51	50,000	48,035
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	122,741
Citigroup Commercial Mortgage Trust
2.87% 08/10/56	100,000	89,050
4.03% 05/10/47	100,000	99,088
CSAIL Commercial Mortgage Trust
3.45% 09/15/50	150,000	138,421
GS Mortgage Securities Trust
3.97% 02/10/52	50,000	47,409
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	89,000	85,237
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	139,792
UBS Commercial Mortgage Trust
4.07% 12/15/51	35,338	33,595
Wells Fargo Commercial Mortgage Trust
2.73% 02/15/53	100,000	88,189
3.73% 05/15/52	175,000	162,728
		1,271,775
	Principal Amount	Fair Value
Sovereign Bonds - 0.1%
Canada Government International Bonds
3.75% 04/26/28	$150,000	$146,324
Chile Government International Bonds
3.86% 06/21/47	100,000	78,948
Export Development Canada
3.00% 05/25/27	50,000	47,792
Indonesia Government International Bonds
3.05% 03/12/51	100,000	70,710
4.75% 02/11/29	100,000	99,304
Israel Government International Bonds
3.88% 07/03/50	100,000	73,795
Japan Bank for International Cooperation
1.25% 01/21/31	150,000	121,124
2.88% 07/21/27	100,000	94,358
Korea Development Bank
4.63% 02/15/27	200,000	198,982
Korea International Bonds
1.75% 10/15/31	100,000	82,778
Mexico Government International Bonds
3.75% 01/11/28	100,000	95,035
4.75% 03/08/44	52,000	43,424
4.88% 05/19/33	100,000	94,820
6.05% 01/11/40	55,000	54,463
Panama Government International Bonds
3.87% 07/23/60	50,000	28,742
6.70% 01/26/36	75,000	73,331
Peru Government International Bonds
3.00% 01/15/34	29,000	23,732
3.23% 07/28/21	25,000	14,394
6.55% 03/14/37	47,000	51,010
Philippines Government International Bonds
2.95% 05/05/45	100,000	70,150
Republic of Poland Government International Bonds
4.88% 10/04/33	125,000	123,074
5.13% 09/18/34	100,000	99,777
Svensk Exportkredit AB
4.38% 02/13/26	150,000	148,637
Uruguay Government International Bonds
5.10% 06/18/50	50,000	48,353
		1,983,057
Municipal Bonds and Notes - 0.1%
Board of Regents of the University of Texas System, TX
4.79% 08/15/46	100,000	95,221
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL
6.90% 12/01/40	72,773	82,201
Commonwealth of Massachusetts, MA
4.50% 08/01/31	100,000	98,665
Dallas Area Rapid Transit, TX
5.02% 12/01/48	50,000	48,410

See Notes to Schedule of Investments.
100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Principal Amount	Fair Value
Dallas Fort Worth International Airport, TX
4.09% 11/01/51	$5,000	$4,304
Los Angeles Department of Water & Power, CA
6.60% 07/01/50	90,000	104,663
Los Angeles Unified School District, CA
5.76% 07/01/29	110,000	112,444
New York City Municipal Water Finance Authority, NY
6.01% 06/15/42	50,000	53,327
New York State Urban Development Corp., NY
3.90% 03/15/33	25,000	23,846
North Texas Tollway Authority, TX
6.72% 01/01/49	100,000	118,084
Port Authority of New York & New Jersey, NY
5.31% 08/01/46	125,000	123,318
Regents of the University of California Medical Center Pooled Revenue, CA
6.58% 05/15/49	100,000	113,644
Sales Tax Securitization Corp., IL
4.64% 01/01/40	25,000	23,966
San Joaquin Hills Transportation Corridor Agency, CA
3.49% 01/15/50	100,000	77,558
South Carolina Public Service Authority, SC
6.45% 01/01/50	50,000	55,857
State of California, CA
2.50% 10/01/29	100,000	89,951
7.60% 11/01/40	50,000	61,752
Texas Transportation Commission, TX
2.56% 04/01/42	80,000	60,294
		1,347,505
Total Bonds and Notes (Cost $236,999,920)		220,635,039

	Number of Shares
Exchange Traded & Mutual Funds - 13.1%
SPDR Bloomberg High Yield Bond ETF (i)	1,238,761	117,930,047
SPDR Bloomberg International Treasury Bond ETF (i)	628,931	13,987,425
SPDR Gold Shares (i)	138,152	28,420,630
SPDR Portfolio Aggregate Bond ETF (i)	823,762	20,824,703
Total Exchange Traded & Mutual Funds (Cost $175,819,077)		181,162,805
Total Investments in Securities (Cost $1,154,308,839)		1,307,665,137
	Number of Shares	Fair Value
Short-Term Investments - 5.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (i)(j)	78,109,506	$78,109,506
Total Short-Term Investments (Cost $78,109,506)		78,109,506
Total Investments (Cost $1,232,418,345)		1,385,774,643
Other Assets and Liabilities, net - 0.2%		3,022,425
NET ASSETS - 100.0%		$1,388,797,068

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2024:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2024	44	$5,188,519	$5,185,620	$(2,899)
MSCI Emerging Markets Index Futures	June 2024	48	2,514,387	2,517,600	3,213
E-mini Russell 2000 Index Futures	June 2024	20	2,111,378	2,145,900	34,522
S&P/Toronto Stock Exchange 60 Index	June 2024	3	585,631	594,746	9,115
E-mini Russell 1000 Index Futures	June 2024	22	3,158,608	3,205,620	47,012
					$90,963
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to $7,552,578 or 0.54% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(g)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts and/or TBAs.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$616,433,724	$1,696	$0(a)	$616,435,420
Foreign Equity	289,343,680	88,193	0(a)	289,431,873
U.S. Treasuries	—	132,933,232	—	132,933,232
Agency Mortgage Backed	—	40,855,391	—	40,855,391
Agency Collateralized Mortgage Obligations	—	1,229,607	—	1,229,607
Asset Backed	—	704,821	—	704,821
Corporate Notes	—	40,309,651	—	40,309,651
Non-Agency Collateralized Mortgage Obligations	—	1,271,775	—	1,271,775
Sovereign Bonds	—	1,983,057	—	1,983,057
Municipal Bonds and Notes	—	1,347,505	—	1,347,505
Exchange Traded & Mutual Funds	181,162,805	—	—	181,162,805
Short-Term Investments	78,109,506	—	—	78,109,506
Total Investments in Securities	$1,165,049,715	$220,724,928	$—	$1,385,774,643
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	93,862	—	—	93,862
Long Futures Contracts - Unrealized Depreciation	(2,899)	—	—	(2,899)
Total Other Financial Instruments	$90,963	$—	$—	$90,963

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2024.
See Notes to Schedule of Investments.
102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

The Fund was invested in the following countries/territories at March 31, 2024 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	78.35%
Japan	2.70%
China	2.27%
India	1.56%
Taiwan	1.55%
Canada	1.43%
United Kingdom	1.37%
France	1.18%
Republic of Korea	1.17%
Germany	1.02%
Australia	0.85%
Switzerland	0.70%
Netherlands	0.69%
Brazil	0.54%
Denmark	0.41%
Saudi Arabia	0.38%
Sweden	0.36%
Spain	0.31%
Mexico	0.29%
Italy	0.27%
South Africa	0.25%
Hong Kong	0.19%
Indonesia	0.18%
Singapore	0.18%
Thailand	0.16%
Supranational	0.15%
Malaysia	0.12%
Finland	0.11%
United Arab Emirates	0.11%
Belgium	0.11%
Poland	0.10%
Norway	0.09%
Israel	0.08%
Ireland	0.08%
Qatar	0.08%
Kuwait	0.07%
Chile	0.07%
Philippines	0.07%
Turkey	0.06%
Greece	0.04%
Puerto Rico	0.03%
Austria	0.03%
New Zealand	0.03%
Bermuda	0.03%
Peru	0.02%
Hungary	0.02%
Luxembourg	0.02%
Portugal	0.02%
Jersey, Channel Islands	0.02%
Monaco	0.01%
Macau	0.01%
Czech Republic	0.01%
Panama	0.01%
Ghana	0.01%
Colombia	0.01%
Cameroon	0.01%
Zambia	0.01%
Cayman Islands	0.00%***
Romania	0.00%***
Bahamas	0.00%***
Uruguay	0.00%***
Egypt	0.00%***
UAE	0.00%***
Jordan	0.00%***
Burkina Faso	0.00%***
Guernsey	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
Kazakhstan	0.00%***
100.00%

***	Less than 0.005%.
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Exchange Traded Funds	13.07%	0.00%	13.07%
Semiconductors	3.06%	1.08%	4.14%
Diversified Banks	0.99%	2.95%	3.94%
Systems Software	2.84%	0.02%	2.86%
Technology Hardware, Storage & Peripherals	2.09%	0.63%	2.72%
Pharmaceuticals	1.70%	0.87%	2.57%
Interactive Media & Services	2.07%	0.45%	2.52%
Application Software	1.50%	0.26%	1.76%
Broadline Retail	1.23%	0.50%	1.73%
Biotechnology	1.48%	0.10%	1.58%
Integrated Oil & Gas	0.57%	0.61%	1.18%
Automobile Manufacturers	0.49%	0.64%	1.13%
Healthcare Equipment	0.98%	0.12%	1.10%
Transaction & Payment Processing Services	0.93%	0.08%	1.01%
Regional Banks	0.91%	0.05%	0.96%
Semiconductor Materials & Equipment	0.44%	0.48%	0.92%
Aerospace & Defense	0.61%	0.30%	0.91%
Electric Utilities	0.54%	0.32%	0.86%
Industrial Machinery & Supplies & Components	0.60%	0.24%	0.84%
Oil & Gas Exploration & Production	0.62%	0.15%	0.77%
Packaged Foods & Meats	0.50%	0.23%	0.73%
IT Consulting & Other Services	0.38%	0.30%	0.68%
Electrical Components & Equipment	0.46%	0.22%	0.68%
Restaurants	0.47%	0.19%	0.66%
Property & Casualty Insurance	0.47%	0.19%	0.66%
Multi-Sector Holdings	0.57%	0.06%	0.63%
Life Sciences Tools & Services	0.55%	0.09%	0.64%
Trading Companies & Distributors	0.37%	0.26%	0.63%
Consumer Staples Merchandise Retail	0.54%	0.05%	0.59%
Industrial Conglomerates	0.28%	0.31%	0.59%
Life & Health Insurance	0.19%	0.39%	0.58%
Specialty Chemicals	0.33%	0.24%	0.57%
Asset Management & Custody Banks	0.44%	0.14%	0.58%
Managed Healthcare	0.53%	0.00%	0.53%
Integrated Telecommunication Services	0.23%	0.30%	0.53%
Soft Drinks & Non-alcoholic Beverages	0.44%	0.08%	0.52%
Financial Exchanges & Data	0.39%	0.14%	0.53%
Building Products	0.42%	0.11%	0.53%
Apparel, Accessories & Luxury Goods	0.10%	0.42%	0.52%
See Notes to Schedule of Investments.
104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Movies & Entertainment	0.46%	0.04%	0.50%
Household Products	0.43%	0.07%	0.50%
Construction Machinery & Heavy Transportation Equipment	0.32%	0.16%	0.48%
Investment Banking & Brokerage	0.38%	0.07%	0.45%
Oil & Gas Refining & Marketing	0.21%	0.24%	0.45%
Construction & Engineering	0.26%	0.17%	0.43%
Hotels, Resorts & Cruise Lines	0.32%	0.10%	0.42%
Personal Care Products	0.16%	0.24%	0.40%
Home Improvement Retail	0.40%	0.01%	0.41%
Rail Transportation	0.21%	0.18%	0.39%
Steel	0.19%	0.20%	0.39%
Communications Equipment	0.31%	0.04%	0.35%
Research & Consulting Services	0.23%	0.12%	0.35%
Diversified Metals & Mining	0.02%	0.33%	0.35%
Oil & Gas Storage & Transportation	0.19%	0.14%	0.33%
Multi-Utilities	0.23%	0.11%	0.34%
Home Building	0.30%	0.03%	0.33%
Apparel Retail	0.22%	0.10%	0.32%
Healthcare Services	0.31%	0.02%	0.33%
Consumer Finance	0.26%	0.06%	0.32%
Wireless Telecommunication Services	0.07%	0.25%	0.32%
Electronic Components	0.12%	0.20%	0.32%
Multi-Line Insurance	0.05%	0.26%	0.31%
Food Retail	0.08%	0.21%	0.29%
Industrial Gases	0.20%	0.08%	0.28%
Human Resource & Employment Services	0.23%	0.05%	0.28%
Oil & Gas Equipment & Services	0.27%	0.01%	0.28%
Tobacco	0.17%	0.10%	0.27%
Electronic Equipment & Instruments	0.18%	0.10%	0.28%
Construction Materials	0.18%	0.09%	0.27%
Commodity Chemicals	0.10%	0.16%	0.26%
Retail REITs	0.21%	0.04%	0.25%
Healthcare Supplies	0.12%	0.13%	0.25%
Air Freight & Logistics	0.16%	0.08%	0.24%
Automotive Parts & Equipment	0.14%	0.09%	0.23%
Automotive Retail	0.20%	0.03%	0.23%
Internet Services & Infrastructure	0.16%	0.07%	0.23%
Casinos & Gaming	0.13%	0.09%	0.22%
Insurance Brokers	0.21%	0.00%	0.21%
Industrial REITs	0.16%	0.05%	0.21%
Healthcare Facilities	0.13%	0.07%	0.20%
Interactive Home Entertainment	0.06%	0.14%	0.20%
Gold	0.04%	0.15%	0.19%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Environmental & Facilities Services	0.18%	0.01%	0.19%
Distillers & Vintners	0.05%	0.14%	0.19%
Diversified Financial Services	0.08%	0.09%	0.17%
Gas Utilities	0.09%	0.08%	0.17%
Cable & Satellite	0.16%	0.00%	0.16%
Diversified Support Services	0.12%	0.04%	0.16%
Electronic Manufacturing Services	0.05%	0.10%	0.15%
Other Specialty Retail	0.13%	0.02%	0.15%
Healthcare Distributors	0.13%	0.01%	0.14%
Passenger Airlines	0.09%	0.05%	0.14%
Passenger Ground Transportation	0.12%	0.02%	0.14%
Cargo Ground Transportation	0.13%	0.01%	0.14%
Diversified Capital Markets	0.00%	0.13%	0.13%
Footwear	0.12%	0.01%	0.13%
Reinsurance	0.06%	0.07%	0.13%
Brewers	0.01%	0.12%	0.13%
Agricultural & Farm Machinery	0.11%	0.01%	0.12%
Consumer Electronics	0.03%	0.10%	0.13%
Education Services	0.09%	0.03%	0.12%
Independent Power Producers & Energy Traders	0.03%	0.09%	0.12%
Mortgage REITs	0.12%	0.00%	0.12%
Telecom Tower REITs	0.12%	0.00%	0.12%
Advertising	0.08%	0.04%	0.12%
Office REITs	0.10%	0.01%	0.11%
Real Estate Services	0.10%	0.02%	0.12%
Health Care REITs	0.11%	0.00%	0.11%
Multi-Family Residential REITs	0.11%	0.00%	0.11%
Coal & Consumable Fuels	0.03%	0.07%	0.10%
Fertilizers & Agricultural Chemicals	0.06%	0.05%	0.11%
Diversified Real Estate Activities	0.01%	0.09%	0.10%
Commercial & Residential Mortgage Finance	0.10%	0.00%	0.10%
Data Processing & Outsourced Services	0.09%	0.01%	0.10%
Diversified REITs	0.06%	0.04%	0.10%
Marine Transportation	0.02%	0.07%	0.09%
Copper	0.05%	0.05%	0.10%
Paper & Plastic Packaging Products & Materials	0.07%	0.02%	0.09%
Data Center REITs	0.09%	0.00%	0.09%
Hotel & Resort REITs	0.09%	0.00%	0.09%
Oil & Gas Drilling	0.07%	0.02%	0.09%
Real Estate Operating Companies	0.02%	0.07%	0.09%
Other Specialized REITs	0.08%	0.00%	0.08%
Heavy Electrical Equipment	0.01%	0.07%	0.08%
See Notes to Schedule of Investments.
106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Industry	Domestic	Foreign	Total
Real Estate Development	0.01%	0.07%	0.08%
Technology Distributors	0.07%	0.01%	0.08%
Water Utilities	0.06%	0.02%	0.08%
Leisure Products	0.06%	0.02%	0.08%
Food Distributors	0.06%	0.01%	0.07%
Diversified Chemicals	0.01%	0.06%	0.07%
Healthcare Technology	0.06%	0.00%	0.06%
Self Storage REITs	0.06%	0.00%	0.06%
Agricultural Products & Services	0.05%	0.01%	0.06%
Metal, Glass & Plastic Containers	0.06%	0.00%	0.06%
Tires & Rubber	0.01%	0.05%	0.06%
Leisure Facilities	0.04%	0.02%	0.06%
Renewable Electricity	0.02%	0.03%	0.05%
Paper Products	0.01%	0.04%	0.05%
Aluminum	0.02%	0.03%	0.05%
Airport Services	0.00%	0.05%	0.05%
Motorcycle Manufacturers	0.00%	0.04%	0.04%
Single-Family Residential REITs	0.05%	0.00%	0.05%
Household Appliances	0.02%	0.02%	0.04%
Home Furnishing Retail	0.03%	0.01%	0.04%
Broadcasting	0.03%	0.01%	0.04%
Distributors	0.04%	0.00%	0.04%
Security & Alarm Services	0.03%	0.01%	0.04%
Drug Retail	0.01%	0.03%	0.04%
Highways & Railtracks	0.00%	0.04%	0.04%
Specialized Finance	0.00%	0.03%	0.03%
Timber REITs	0.04%	0.00%	0.04%
Office Services & Supplies	0.03%	0.00%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Publishing	0.02%	0.01%	0.03%
Alternative Carriers	0.02%	0.00%	0.02%
Home Furnishings	0.03%	0.00%	0.03%
Marine Ports & Services	0.00%	0.02%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Commercial Printing	0.01%	0.01%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Silver	0.01%	0.00%	0.01%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
			78.44%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.59%
Agency Mortgage Backed	2.95%
Corporate Notes	2.91%
Sovereign Bonds	0.14%
Municipal Bonds and Notes	0.10%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

Sector	Percentage (based on Fair Value)
Non-Agency Collateralized Mortgage Obligations	0.09%
Agency Collateralized Mortgage Obligations	0.09%
Asset Backed	0.05%
15.92%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	5.64%
5.64%
100.00%

***	Less than 0.005%.

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	426,678	$40,419,207	$77,113,467	$199,738	$469	$596,642	1,238,761	$117,930,047	$1,102,530
SPDR Bloomberg International Treasury Bond ETF	1,184,244	27,450,776	14,009,438	26,864,360	1,624,568	(2,232,997)	628,931	13,987,425	—
SPDR Gold Shares	142,453	27,232,740	409,989	1,290,100	125,195	1,942,806	138,152	28,420,630	—
SPDR Portfolio Aggregate Bond ETF	2,899,192	74,335,283	20,771,159	73,369,050	2,814,170	(3,726,859)	823,762	20,824,703	122,460
SPDR Portfolio Long Term Treasury ETF	713,771	20,713,634	—	20,275,089	500,064	(938,609)	—	—	—
State Street Corp.	3,361	260,343	—	30,330	(4,531)	3,463	2,961	228,945	2,043
State Street Institutional U.S. Government Money Market Fund - Class G Shares	30,259,029	30,259,029	149,665,049	101,814,572	—	—	78,109,506	78,109,506	983,206
TOTAL		$220,671,012	$261,969,102	$223,843,239	$5,059,935	$(4,355,554)		$259,501,256	$2,210,239
See Notes to Schedule of Investments.
108	State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.2% †
Alternate Housing - 6.1%
Invitation Homes, Inc.	54,660	$1,946,443
Sun Communities, Inc.	15,430	1,983,989
		3,930,432
Data Center - 12.5%
Digital Realty Trust, Inc.	18,070	2,602,803
Equinix, Inc.	6,661	5,497,523
		8,100,326
Healthcare - 15.8%
Alexandria Real Estate Equities, Inc.	5,360	690,958
American Healthcare REIT, Inc.	31,060	458,135
CareTrust REIT, Inc.	19,690	479,845
Healthpeak Properties, Inc.	88,530	1,659,937
Medical Properties Trust, Inc.	78,429	368,616
Omega Healthcare Investors, Inc.	31,170	987,154
Ventas, Inc.	49,320	2,147,393
Welltower, Inc.	36,170	3,379,725
		10,171,763
Hotel - 3.5%
DiamondRock Hospitality Co.	56,870	546,521
Host Hotels & Resorts, Inc.	61,560	1,273,061
Xenia Hotels & Resorts, Inc.	29,250	439,042
		2,258,624
Industrial - 14.4%
Americold Realty Trust, Inc.	13,950	347,634
First Industrial Realty Trust, Inc.	30,160	1,584,607
Prologis, Inc.	47,233	6,150,681
Rexford Industrial Realty, Inc.	23,690	1,191,607
		9,274,529
Multifamily - 10.2%
AvalonBay Communities, Inc.	5,090	944,501
Camden Property Trust	13,823	1,360,183
Elme Communities	10,334	143,849
Equity Residential	29,680	1,873,105
Independence Realty Trust, Inc.	13,902	224,239
UDR, Inc.	54,960	2,056,054
		6,601,931
Net Lease - 8.8%
Agree Realty Corp.	24,260	1,385,731
Broadstone Net Lease, Inc.	21,640	339,099
NNN REIT, Inc.	21,000	897,540
Realty Income Corp.	55,970	3,027,977
		5,650,347
Office - 4.4%
Boston Properties, Inc.	12,150	793,516
Cousins Properties, Inc.	34,030	818,081
Douglas Emmett, Inc.	33,360	462,703
Kilroy Realty Corp.	17,960	654,283
Paramount Group, Inc.	22,550	105,760
		2,834,343
	Number of Shares	Fair Value
Regional Malls - 3.5%
Simon Property Group, Inc.	14,570	$2,280,059
Self Storage - 8.2%
Extra Space Storage, Inc.	18,550	2,726,850
Public Storage	8,950	2,596,037
		5,322,887
Shopping Centers - 6.9%
Brixmor Property Group, Inc.	63,180	1,481,571
Kimco Realty Corp.	92,360	1,811,179
Retail Opportunity Investments Corp.	60,900	780,738
Urban Edge Properties	20,784	358,940
		4,432,428
Specialty - 4.9%
American Tower Corp.	1,590	314,168
Iron Mountain, Inc.	11,060	887,123
Lamar Advertising Co., Class A	3,770	450,176
Outfront Media, Inc.	3,003	50,420
VICI Properties, Inc.	48,652	1,449,343
		3,151,230
Total Common Stock (REITs) (Cost $61,028,371)		64,008,899
Short-Term Investments - 0.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.30% (a)(b) (Cost $341,502)	341,502	341,502
Total Investments (Cost $61,369,873)		64,350,401
Other Assets and Liabilities, net - 0.3%		202,114
NET ASSETS - 100.0%		$64,552,515
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2024.

Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	109

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2024 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$64,008,899	$—	$—	$64,008,899
Short-Term Investments	341,502	—	—	341,502
Total Investments in Securities	$64,350,401	$—	$—	$64,350,401

Affiliate Table

	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/24	Value at 3/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	347,181	$347,181	$2,738,997	$2,744,676	$—	$—	341,502	$341,502	$5,869
See Notes to Schedule of Investments.
110	State Street Real Estate Securities V.I.S. Fund

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2024, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
111

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2024 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date.  Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended March 31, 2024, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash
Credit Default Swaps
During the period ended March 31, 2024, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if
112

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2024 (Unaudited)

the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
113